PROSPECTUS
MAY 1, 2007
MFS REGATTA CHOICE

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following fund options of the MFS®/Sun Life Series Trust (the "Funds"):

Large-Cap Equity Funds	Emerging Markets Equity Funds
MFS®/ Sun Life Capital Appreciation - S Class	MFS®/ Sun Life Emerging Markets Equity - S Class
MFS®/ Sun Life Capital Opportunities - S Class	Mid-Cap Equity Funds
MFS®/ Sun Life Core Equity - S Class	MFS®/ Sun Life Mid Cap Growth - S Class
MFS®/ Sun Life Emerging Growth - S Class	MFS®/ Sun Life Mid Cap Value - S Class
MFS®/ Sun Life Massachusetts Investors Growth	Small-Cap Equity Funds
Stock - S Class	MFS®/ Sun Life New Discovery - S Class
MFS®/ Sun Life Massachusetts Investors Trust - S Class	Specialty/Sector Funds
MFS®/ Sun Life Research - S Class	MFS®/ Sun Life Technology - S Class
MFS®/ Sun Life Strategic Growth - S Class	MFS®/ Sun Life Utilities - S Class
MFS®/ Sun Life Strategic Value - S Class	Intermediate-Term Bond Funds
MFS®/ Sun Life Value - S Class	MFS®/ Sun Life Bond - S Class
Asset Allocation Funds	MFS®/ Sun Life Government Securities - S Class
MFS®/ Sun Life Total Return - S Class	World Bond Funds
Global Asset Allocation Funds	MFS®/ Sun Life Global Governments - S Class
MFS®/ Sun Life Global Total Return - S Class	High Yield Bond Funds
International/Global Equity Funds	MFS®/ Sun Life High Yield - S Class
MFS®/ Sun Life Global Growth - S Class	Multi-Sector Bond Funds
MFS®/ Sun Life Research International - S Class	MFS®/ Sun Life Strategic Income - S Class
MFS®/ Sun Life International Growth - S Class	Money Market Funds
MFS®/ Sun Life International Value - S Class	MFS®/ Sun Life Money Market - S Class

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS®/Sun Life Series Trust.

Please refer to the appendix entitled "Previously Available Investment Options" for information about certain Funds that are no longer available in connection with new Contracts being issued, but that are still available under certain Contracts that are already outstanding.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

This Prospectus must be accompanied by a current prospectus for the Series Fund. Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2007 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 46 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

SPECIAL TERMS
PRODUCT HIGHLIGHTS
FEES AND EXPENSES
EXAMPLE
CONDENSED FINANCIAL INFORMATION
THE ANNUITY CONTRACT
COMMUNICATING TO US ABOUT YOUR CONTRACT
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
THE VARIABLE ACCOUNT
VARIABLE ACCOUNT OPTIONS: THE MFS®/SUN LIFE SERIES TRUST
THE FIXED ACCOUNT
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS
THE ACCUMULATION PHASE
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates
Other Programs
WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT
Cash Withdrawals
Withdrawal Charge
Types of Withdrawals Not Subject to Withdrawal Charge
Market Value Adjustment
CONTRACT CHARGES
Account Fee
Administrative Expense Charge
Mortality and Expense Risk Charge
Charges for Optional Death Benefit Riders
Premium Taxes
Fund Expenses
Modification in the Case of Group Contracts
DEATH BENEFIT
Amount of Death Benefit
The Basic Death Benefit
Optional Death Benefit Riders
Spousal Continuance
Calculating the Death Benefit
Method of Paying Death Benefit
Non-Qualified Contracts
Selection and Change of Beneficiary
Payment of Death Benefit
Due Proof of Death
THE INCOME PHASE -- ANNUITY PROVISIONS
Selection of the Annuitant or Co-Annuitant
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
OTHER CONTRACT PROVISIONS
Exercise of Contract Rights
Change of Ownership
Voting of Fund Shares
Reports to Owners
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Discontinuance of New Participants
Reservation of Rights
Right to Return
TAX CONSIDERATIONS
U.S. Federal Income Tax Considerations
Puerto Rico Tax Considerations
ADMINISTRATION OF THE CONTRACT
DISTRIBUTION OF THE CONTRACT
AVAILABLE INFORMATION
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
STATE REGULATION
LEGAL PROCEEDINGS
FINANCIAL STATEMENTS
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A - GLOSSARY
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT
APPENDIX C - CALCULATION OF BASIC DEATH BENEFIT
APPENDIX D - CALCULATION OF EEB OPTIONAL DEATH BENEFIT
APPENDIX E - CALCULATION OF EEB AND MAV AND 5% ROLL-UP DEATH BENEFIT
APPENDIX F - CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT
APPENDIX G - CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT
APPENDIX H - CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT
APPENDIX I - PREVSIOUSLY AVAILABLE INVESTMENT OPTIONS
APPENDIX J - CONDENSED FINANCIAL INFORMATION

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The MFS Regatta Choice Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral.The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts, each of which invests in a separate securities portfolio of the MFS®/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, if your Account Value is less than $75,000 on your Account Anniversary, we deduct a $35 Annual Account Fee. After the fifth Account Year, we may increase the fee, but it will never exceed $50. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.00% of the average daily value of the Contract invested in the Variable Account, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account. If you annuitize before your eighth Account Anniversary, we will deduct, during the Income Phase, an additional charge equal to an annual rate of 0.25% of your daily Account Value.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 7% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from an annual rate of 0.15% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider(s) you elect.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

During the Income Phase, the total insurance charges are deducted on a daily basis at an annual rate of 1.15% of your Account Value invested in the Variable Account (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within 7 years of the Contract Date, the annual insurance charges will be increased by 0.25%.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing one or more of the optional death benefit riders available in your state. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals 15% of the amount of all Purchase Payments you have made in the first Account Year. For all other Account Years, the "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings, minus any free withdrawals taken during the life of your Contract or (2) 15% of the amount of all Purchase Payments made during the last 7 Account Years (including the current year) minus any free withdrawals taken during the current Account Year. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty.
_________

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contracts, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)
          P.O. Box 9133
          Wellesley Hills, MA 02481
          Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):		0%

Maximum Withdrawal Charge (as a percentage of purchase payments):		7%*

Number of Complete Account Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

Maximum Fee Per Transfer (currently $0):		$15**

Premium Taxes (as a percentage of Certificate Value or total purchase payments):		0% - 3.5%***

*
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***
The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

The table below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 50*

Variable Account Annual Expenses (as a percentage of average daily net Variable Account assets)

Mortality and Expense Risks Charge:	1.00%**
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.15%

Charges for Optional Death Benefit Features

Rider(s) Available	% of Average Daily Net Assets
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.55%

*
The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed, but it will never be greater than $50. The fee is waived if 100% of your Account Value has been allocated only to the Fixed Account during the entire Account Year or if your Account Value is $75,000 or more on your Account Anniversary. (See "Account Fee.")

**
If your initial Purchase Payment is $100,000 or more, the mortality and expense risks charge will be 0.85% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.15% of average daily net Variable Account assets, regardless of the amount of your initial Purchase Payment. If you annuitize prior to your eighth Account Anniversary, however, we will deduct an additional charge equal to 0.25% of your daily Account Value. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected.

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.84%	1.94%

*
The expenses shown are for the year ended December 31, 2006, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.84% and 1.78%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for an optional death benefit (EEB and MAV and 5% Roll-Up, EEB Plus MAV, or EEB Plus with 5% Roll-Up). If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $35,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$966	$1,636	$2,321	$3,875

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$362	$1,100	$1,859	$3,875

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will change in response to changes in return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE MFS®/SUN LIFE SERIES TRUST

The MFS®/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

The Series Fund is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in a number of investment options (each, a "Fund"), each corresponding to one of the portfolios. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Series Fund prospectus. You should read the Series Fund prospectus carefully before investing. The statement of additional information of the Series Fund is available by calling (800) 752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations or transfers into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus the applicable asset-based charge for certain optional benefit riders.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the next available Guarantee Period.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to its Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Account Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time, as discussed under "Short-Term Trading," or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before its Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges (including transfers to and from the Fixed Account) more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of the risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

     Funds' Shareholder Trading Policies

In addition to the restrictions that we impose (as described under "Permitted Transfers" and "Short-Term Trading"), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund's shares. These policies (the "Funds' Shareholder Trading Policies") are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds' Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds' request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund's Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund's Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under "Permitted Transfers" and under " Short-Term Trading." Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund's requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Other Programs

You may participate in any of the following Optional Programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

     Secured Future Program

Under the Secured Future Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. The Secured Future Program is subject to availability.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or MVA and then reduce the value of your Account by the amount of the withdrawal.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Withdrawals may significantly reduce the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the optional death benefit riders that appear elsewhere in this Prospectus for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last 7 Account Years, including the current Account Year, as "New Payments," and we refer to Purchase Payments made before the last 7 Account Years as "Old Payments."

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:

●	your Contract's earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

●	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract's earnings are equal to:

●	your Account Value, minus

●	all Purchase Payments made plus

●	all partial withdrawals and charges taken.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payment

If you withdraw more than the free withdrawal amount, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge will never exceed the total of New Payments that you have not previously withdrawn.

     Order of Withdrawal

When you take a withdrawal, we liquidate your Contract in the following order:

(1)	the free withdrawal amount, and

(2)	unliquidated payments on a first-in, first-out basis.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 7%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have a 7% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 6%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account. The Withdrawal Charge scale is as follows:

Number of Account Years
Payment Has Been	Withdrawal
In Your Contract	Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 6%, regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 7% of the Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:

●	at least one year has passed since we issued your Contract,

●	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

●	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) ÷ (1 + J + b)](N/12)  -  1

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b
is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1 through 5, the annual Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

●	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

●	your Account Value is $75,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% of your average daily Variable Account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.00%, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. However, if you annuitize your Contract prior to your eighth Contract Anniversary, we will deduct an additional 0.25% during the Income Phase to offset the increased mortality risk during this phase. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract's Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect. The effective annual percentage rates of these charges are set out below.

% of Variable
Rider(s) You Elect*	Account Value
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%
                                             _____________________________________
                                            * As defined under "Optional Death Benefit Riders."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)
your total Purchase Payments (adjusted for partial withdrawals) as of the Death Benefit Date. See "Calculating the Death Benefit." Because of the way that Adjusted Purchase Payments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in this Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:

●	the amount payable under the basic death benefit above, or

●
your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:

●	the amount payable under the basic death benefit above, or

●	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:

●	the first day of the month following your 80th birthday, or

●	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:

●
If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:

●
If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider PLUS the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:

●
If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider PLUS the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:

●
If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:

●	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

●
MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

●
EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

●
MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If you are the Covered Person and your spouse is the Beneficiary, upon your death, your spouse may elect to continue the Contract as the Participant and Covered Person, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected (subject to the optional death benefit rider age restriction), will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the surviving spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. Because of the way these adjustments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If a surviving spouse, as the named Beneficiary, elects to continue the Contract after the Covered Person's death, the surviving spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance."

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of -any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:

●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant's death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under "Annuity Options.") You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday ("maximum Annuity Commencement Date") or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8, & 9-year period certain options are not available if your Contract has been issued within the past 7 years unless (a) you or your Beneficiary are selecting this Annuity Option to be used as the method of payment for the death benefit and (b) your Beneficiary's life expectancy on the date of the first payment exceeds the selected period.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.15% of your average daily net assets (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within 7 years of the Contract Date, the annual insurance charges will be increased by 0.25%. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. Any such exchanges may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the "Funds' Shareholder Trading Policies"). The applicability of the Funds' Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this prospectus under "Funds' Shareholder Trading Policies." For the reasons discussed there, you should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee (that is the Annuitant or Beneficiary entitled to receive benefits) is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and under the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights to persons who may have such rights under plans, other than rights afforded under the Investment Company Act of 1940, or any duty to inquire as to the instructions received by Owners, Participants or others, or the authority of any such persons, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.

In addition, within 5 business days after each Account Quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last Account Quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations."

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a "full surrender"), the taxable portion will equal the amount you receive less the "investment in the contract" (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the Owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the Owner's investment in the contract. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.
If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution; or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59½, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider, you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under "TAX CONSIDERATIONS", see "Pre-Distribution Taxation of Contracts", "Distributions and Withdrawals from Non-Qualified Contracts", "Withholding" and "Non-Qualified Contracts". You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT
We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as "override" compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliate associated with such reinsurance arrangements could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2004, 2005, and 2006, approximately $78,039, $47,390, and $39,143, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2006 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2006 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2007, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley, Massachusetts 02481

Please send me a Statement of Additional Information for
MFS Regatta Choice Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-business day, the previous business day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SERIES FUND: MFS®/Sun Life Series Trust.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

					Payment
	Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Account	Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year	Value	Earnings	Earnings	Amount	Charge	Percentage	Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	7.00%	$2,450
2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	7.00%	$2,737
3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	6.00%	$2,400
(b) 4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
(c) 8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0

(a)
The free withdrawal amount in any year is equal to the greater of (1) the Contract's earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b)
In Account Year 4, the free withdrawal amount is $12,100, which equals the prior Contract's cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c)
In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract's cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal Calculation

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.

					Remaining
	Hypothetical				Free	Amount of			Hypothetical
	Account				Withdrawal	Withdrawal			Account
	Value				Amount	Subject to	Withdrawal	Withdrawal	Value
	Before		Cumulative	Amount of	After	Withdrawal	Charge	Charge	After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	7.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	7.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	6.00%	$ 0	$49,600
(a) 4	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
(b) 4	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
(c) 4	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
(d) 4	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900

(a)
In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract's cumulative earnings to date. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)
Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $2,100 has been from deposits.

(c)
Since $10,900 of the 2 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from deposits.

(d)
Since $11,500 of the 3 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from deposits.

Note that if the $6,900 hypothetical Account Value after withdrawal was withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

Part 2 - Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:
[(1 + I) ÷ (1 + J + b)](N/12)  -  1

These examples assume the following:

●	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

●	The date of surrender is 2 years from the Expiration Date (N = 24).

●	The value of the Guarantee Amount on the date of surrender is $11,910.16.

●	The interest earned in the current Account Year is $674.16.

●	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

●	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	[(1 + I) ÷ (1 + J + b)](N/12) - 1
=	[(1 + .06) ÷ (1 + .08)](24/12) - 1
=	(.9812) - 1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	[(1 + I) ÷ (1 + J + b)](N/12) - 1
=	[(1 + .06) ÷ (1 + .05)](24/12) - 1
=	(1.0102) - 1
=	1.019 - 1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C -
CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 76,100.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
Cash Surrender Value*	= $ 56,36500
Adjusted Purchase Payments**	= $ 75,000.00
The Basic Death Benefit would therefore be:	= $ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷Account Value before withdrawal) = $100,000.00 x ($60,000.00 ÷ $80,000.00).

APPENDIX D -
CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000
- plus -
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	= $ 115,000
Cash Surrender Value*	= $ 112,000
Total of Adjusted Purchase Payments**	= $ 85,185
The Death Benefit Amount would therefore be	$ 115,000
- plus -
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 29,815
40% of the above amount	= $ 11,926
Cap of 40% of Adjusted Purchase Payments	= $ 34,074
The lesser of the above two amount = the EEB amount	= $ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($115,000 ÷ $135,000) = $85,185.

APPENDIX E -
CALCULATION OF EEB AND MAV AND 5% ROLL-UP DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
Maximum Anniversary Value	= $142,000
The Death Benefit Amount would therefore	= $142,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F -
CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

- plus -

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G -
CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
Maximum Anniversary Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

- plus -

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus MAV
amount	= $ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H -
CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

- plus -

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-up amount	= $ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I -
PREVSIOUSLY AVAILABLE INVESTMENT OPTIONS

The variable Fund options shown in this prospectus are the "Service Class" shares of the MFS®/Sun Life Series Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to Owners of such Contracts:

Large-Cap Equity Funds	Emerging Markets Equity Funds
MFS®/ Sun Life Capital Appreciation Series	MFS®/ Sun Life Emerging Markets Equity Series
MFS®/ Sun Life Capital Opportunities Series	Mid-Cap Equity Funds
MFS®/ Sun Life Core Equity Series	MFS®/ Sun Life Mid Cap Growth Series
MFS®/ Sun Life Emerging Growth Series	Small-Cap Equity Funds
MFS®/ Sun Life Massachusetts Investors Growth	MFS®/ Sun Life New Discovery Series
Stock Series	Specialty/Sector Funds
MFS®/ Sun Life Massachusetts Investors Trust Series	MFS®/ Sun Life Technology Series
MFS®/ Sun Life Research Series	MFS®/ Sun Life Utilities Series
MFS®/ Sun Life Strategic Growth Series	Intermediate-Term Bond Funds
MFS®/ Sun Life Value Series	MFS®/ Sun Life Bond Series
Asset Allocation Funds	MFS®/ Sun Life Government Securities Series
MFS®/ Sun Life Total Return Series	World Bond Funds
Global Asset Allocation Funds	MFS®/ Sun Life Global Governments Series
MFS®/ Sun Life Global Total Return Series	High Yield Bond Funds
International/Global Equity Funds	MFS®/ Sun Life High Yield Series
MFS®/ Sun Life Global Growth Series	Multi-Sector Bond Funds
MFS®/ Sun Life Research International Series	MFS®/ Sun Life Strategic Income Series
MFS®/ Sun Life International Growth Series	Money Market Funds
MFS®/ Sun Life International Value Series	MFS®/ Sun Life Money Market Series

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense rations. The "Total Annual Fund Operating Expenses" under the heading "FEES AND EXPENSES" and accompanying "EXAMPLE" associated with Initial Class expenses are shown below:

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.59%	1.53%

*
The expenses shown are for the year ended December 31, 2006, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

EXAMPLE

*  *  *  *  *

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$929	$1,524	$2,136	$3,508

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$321	$980	$1,664	$3,508

APPENDIX J -
CONDENSED FINANCIAL INFORMATION

The following information for REGATTA CHOICE should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

MFS®/Sun Life Bond Series	01	2006	14.0475	14.6302	0
MFS®/Sun Life Bond Series	01	2005	13.9445	14.0475	0
MFS®/Sun Life Bond Series	01	2004	13.2571	13.9445	0
MFS®/Sun Life Bond Series	01	2003	12.2046	13.2571	0
MFS®/Sun Life Bond Series	01	2002	11.2489	12.2046	28,714
MFS®/Sun Life Bond Series	01	2001	10.5416	11.2489	53,054
MFS®/Sun Life Bond Series	01	2000	10.0000	10.5416	77,459

MFS®/Sun Life Bond Series	02	2006	13.9319	14.4878	351,162
MFS®/Sun Life Bond Series	02	2005	13.8507	13.9319	410,931
MFS®/Sun Life Bond Series	02	2004	13.1879	13.8507	484,328
MFS®/Sun Life Bond Series	02	2003	12.1594	13.1879	652,105
MFS®/Sun Life Bond Series	02	2002	11.2243	12.1594	675,414
MFS®/Sun Life Bond Series	02	2001	10.5346	11.2243	518,393
MFS®/Sun Life Bond Series	02	2000	10.0000	10.5346	62,271

MFS®/Sun Life Bond Series	03	2006	13.8555	14.3938	58,920
MFS®/Sun Life Bond Series	03	2005	13.7886	13.8555	73,556
MFS®/Sun Life Bond Series	03	2004	13.1421	13.7886	86,855
MFS®/Sun Life Bond Series	03	2003	12.1294	13.1421	92,957
MFS®/Sun Life Bond Series	03	2002	11.2079	12.1294	125,086
MFS®/Sun Life Bond Series	03	2001	10.5299	11.2079	115,086
MFS®/Sun Life Bond Series	03	2000	10.0000	10.5299	29,888

MFS®/Sun Life Bond Series	04	2006	13.8172	14.3469	429,780
MFS®/Sun Life Bond Series	04	2005	13.7575	13.8172	490,548
MFS®/Sun Life Bond Series	04	2004	13.1192	13.7575	517,562
MFS®/Sun Life Bond Series	04	2003	12.1144	13.1192	608,044
MFS®/Sun Life Bond Series	04	2002	11.1997	12.1144	584,110
MFS®/Sun Life Bond Series	04	2001	10.5276	11.1997	568,948
MFS®/Sun Life Bond Series	04	2000	10.0000	10.5276	41,361

MFS®/Sun Life Bond Series	05	2006	13.7411	14.2534	660,444
MFS®/Sun Life Bond Series	05	2005	13.6956	13.7411	700,703
MFS®/Sun Life Bond Series	05	2004	13.0734	13.6956	794,564
MFS®/Sun Life Bond Series	05	2003	12.0844	13.0734	908,050
MFS®/Sun Life Bond Series	05	2002	11.1833	12.0844	1,083,642
MFS®/Sun Life Bond Series	05	2001	10.5229	11.1833	977,135
MFS®/Sun Life Bond Series	05	2000	10.0000	10.5229	128,272

MFS®/Sun Life Bond Series	06	2006	13.6278	14.1144	318,166
MFS®/Sun Life Bond Series	06	2005	13.6033	13.6278	332,083
MFS®/Sun Life Bond Series	06	2004	13.0051	13.6033	365,273
MFS®/Sun Life Bond Series	06	2003	12.0396	13.0051	400,140
MFS®/Sun Life Bond Series	06	2002	11.1588	12.0396	411,299
MFS®/Sun Life Bond Series	06	2001	10.5159	11.1588	319,639
MFS®/Sun Life Bond Series	06	2000	10.0000	10.5159	49,564

MFS®/Sun Life Bond Series S Class	01	2006	12.4661	12.9429	36,765
MFS®/Sun Life Bond Series S Class	01	2005	12.3942	12.4661	20,720
MFS®/Sun Life Bond Series S Class	01	2004	11.8211	12.3942	22,177
MFS®/Sun Life Bond Series S Class	01	2003	10.9114	11.8211	25,477
MFS®/Sun Life Bond Series S Class	01	2002	10.0862	10.9114	28,207
MFS®/Sun Life Bond Series S Class	01	2001	10.0000	10.0862	0

MFS®/Sun Life Bond Series S Class	02	2006	12.3841	12.8384	262,245
MFS®/Sun Life Bond Series S Class	02	2005	12.3314	12.3841	273,657
MFS®/Sun Life Bond Series S Class	02	2004	11.7791	12.3314	310,628
MFS®/Sun Life Bond Series S Class	02	2003	10.8892	11.7791	364,889
MFS®/Sun Life Bond Series S Class	02	2002	10.0810	10.8892	388,976
MFS®/Sun Life Bond Series S Class	02	2001	10.0000	10.0810	73,400

MFS®/Sun Life Bond Series S Class	03	2006	12.3298	12.7692	0
MFS®/Sun Life Bond Series S Class	03	2005	12.2897	12.3298	0
MFS®/Sun Life Bond Series S Class	03	2004	11.7512	12.2897	0
MFS®/Sun Life Bond Series S Class	03	2003	10.8744	11.7512	0
MFS®/Sun Life Bond Series S Class	03	2002	10.0774	10.8744	0
MFS®/Sun Life Bond Series S Class	03	2001	10.0000	10.0774	0

MFS®/Sun Life Bond Series S Class	04	2006	12.3027	12.7346	178,359
MFS®/Sun Life Bond Series S Class	04	2005	12.2689	12.3027	191,178
MFS®/Sun Life Bond Series S Class	04	2004	11.7372	12.2689	198,619
MFS®/Sun Life Bond Series S Class	04	2003	10.8670	11.7372	282,988
MFS®/Sun Life Bond Series S Class	04	2002	10.0757	10.8670	268,843
MFS®/Sun Life Bond Series S Class	04	2001	10.0000	10.0757	106,644

MFS®/Sun Life Bond Series S Class	05	2006	12.2486	12.6658	186,029
MFS®/Sun Life Bond Series S Class	05	2005	12.2273	12.2486	214,282
MFS®/Sun Life Bond Series S Class	05	2004	11.7093	12.2273	243,159
MFS®/Sun Life Bond Series S Class	05	2003	10.8522	11.7093	274,796
MFS®/Sun Life Bond Series S Class	05	2002	10.0721	10.8522	251,676
MFS®/Sun Life Bond Series S Class	05	2001	10.0000	10.0721	87,054

MFS®/Sun Life Bond Series S Class	06	2006	12.1678	12.5632	302,540
MFS®/Sun Life Bond Series S Class	06	2005	12.1651	12.1678	347,473
MFS®/Sun Life Bond Series S Class	06	2004	11.6676	12.1651	405,366
MFS®/Sun Life Bond Series S Class	06	2003	10.8300	11.6676	497,051
MFS®/Sun Life Bond Series S Class	06	2002	10.0669	10.8300	476,403
MFS®/Sun Life Bond Series S Class	06	2001	10.0000	10.0669	92,587

MFS®/Sun Life Capital Appreciation Series	01	2006	5.6022	5.8997	86,461
MFS®/Sun Life Capital Appreciation Series	01	2005	5.6072	5.6022	119,902
MFS®/Sun Life Capital Appreciation Series	01	2004	5.1017	5.6072	119,307
MFS®/Sun Life Capital Appreciation Series	01	2003	4.0037	5.1017	96,564
MFS®/Sun Life Capital Appreciation Series	01	2002	5.9813	4.0037	105,939
MFS®/Sun Life Capital Appreciation Series	01	2001	8.0902	5.9813	136,566
MFS®/Sun Life Capital Appreciation Series	01	2000	10.0000	8.0902	9,289

MFS®/Sun Life Capital Appreciation Series	02	2006	5.5560	5.8422	1,284,956
MFS®/Sun Life Capital Appreciation Series	02	2005	5.5694	5.5560	1,478,315
MFS®/Sun Life Capital Appreciation Series	02	2004	5.0750	5.5694	1,408,425
MFS®/Sun Life Capital Appreciation Series	02	2003	3.9888	5.0750	1,508,504
MFS®/Sun Life Capital Appreciation Series	02	2002	5.9682	3.9888	1,738,595
MFS®/Sun Life Capital Appreciation Series	02	2001	8.0848	5.9682	1,733,021
MFS®/Sun Life Capital Appreciation Series	02	2000	10.0000	8.0848	358,590

MFS®/Sun Life Capital Appreciation Series	03	2006	5.5255	5.8042	152,424
MFS®/Sun Life Capital Appreciation Series	03	2005	5.5444	5.5255	148,050
MFS®/Sun Life Capital Appreciation Series	03	2004	5.0573	5.5444	137,055
MFS®/Sun Life Capital Appreciation Series	03	2003	3.9789	5.0573	135,385
MFS®/Sun Life Capital Appreciation Series	03	2002	5.9595	3.9789	162,378
MFS®/Sun Life Capital Appreciation Series	03	2001	8.0812	5.9595	157,726
MFS®/Sun Life Capital Appreciation Series	03	2000	10.0000	8.0812	144,013

MFS®/Sun Life Capital Appreciation Series	04	2006	5.5102	5.7853	1,290,208
MFS®/Sun Life Capital Appreciation Series	04	2005	5.5319	5.5102	1,476,205
MFS®/Sun Life Capital Appreciation Series	04	2004	5.0485	5.5319	1,594,499
MFS®/Sun Life Capital Appreciation Series	04	2003	3.9740	5.0485	1,767,146
MFS®/Sun Life Capital Appreciation Series	04	2002	5.9551	3.9740	1,664,300
MFS®/Sun Life Capital Appreciation Series	04	2001	8.0794	5.9551	2,062,595
MFS®/Sun Life Capital Appreciation Series	04	2000	10.0000	8.0794	621,987

MFS®/Sun Life Capital Appreciation Series	05	2006	5.4798	5.7475	2,861,128
MFS®/Sun Life Capital Appreciation Series	05	2005	5.5069	5.4798	3,239,869
MFS®/Sun Life Capital Appreciation Series	05	2004	5.0309	5.5069	3,177,883
MFS®/Sun Life Capital Appreciation Series	05	2003	3.9641	5.0309	3,475,330
MFS®/Sun Life Capital Appreciation Series	05	2002	5.9463	3.9641	3,632,174
MFS®/Sun Life Capital Appreciation Series	05	2001	8.0758	5.9463	3,780,048
MFS®/Sun Life Capital Appreciation Series	05	2000	10.0000	8.0758	1,152,866

MFS®/Sun Life Capital Appreciation Series	06	2006	5.4346	5.6914	1,324,448
MFS®/Sun Life Capital Appreciation Series	06	2005	5.4698	5.4346	1,445,351
MFS®/Sun Life Capital Appreciation Series	06	2004	5.0045	5.4698	1,482,362
MFS®/Sun Life Capital Appreciation Series	06	2003	3.9494	5.0045	1,554,819
MFS®/Sun Life Capital Appreciation Series	06	2002	5.9333	3.9494	1,684,186
MFS®/Sun Life Capital Appreciation Series	06	2001	8.0704	5.9333	1,606,016
MFS®/Sun Life Capital Appreciation Series	06	2000	10.0000	8.0704	410,764

MFS®/Sun Life Capital Appreciation Series S Class	01	2006	9.0196	9.4703	30,418
MFS®/Sun Life Capital Appreciation Series S Class	01	2005	9.0530	9.0196	30,963
MFS®/Sun Life Capital Appreciation Series S Class	01	2004	8.2546	9.0530	22,141
MFS®/Sun Life Capital Appreciation Series S Class	01	2003	6.4963	8.2546	2,941
MFS®/Sun Life Capital Appreciation Series S Class	01	2002	9.7300	6.4963	2,975
MFS®/Sun Life Capital Appreciation Series S Class	01	2001	10.0000	9.7300	0

MFS®/Sun Life Capital Appreciation Series S Class	02	2006	8.9603	9.3937	327,105
MFS®/Sun Life Capital Appreciation Series S Class	02	2005	9.0071	8.9603	362,319
MFS®/Sun Life Capital Appreciation Series S Class	02	2004	8.2252	9.0071	412,736
MFS®/Sun Life Capital Appreciation Series S Class	02	2003	6.4830	8.2252	455,594
MFS®/Sun Life Capital Appreciation Series S Class	02	2002	9.7249	6.4830	418,181
MFS®/Sun Life Capital Appreciation Series S Class	02	2001	10.0000	9.7249	102,568

MFS®/Sun Life Capital Appreciation Series S Class	03	2006	8.9210	9.3431	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2005	8.9767	8.9210	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2004	8.2058	8.9767	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2003	6.4742	8.2058	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2002	9.7215	6.4742	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2001	10.0000	9.7215	0

MFS®/Sun Life Capital Appreciation Series S Class	04	2006	8.9013	9.3178	221,830
MFS®/Sun Life Capital Appreciation Series S Class	04	2005	8.9614	8.9013	255,608
MFS®/Sun Life Capital Appreciation Series S Class	04	2004	8.1960	8.9614	252,962
MFS®/Sun Life Capital Appreciation Series S Class	04	2003	6.4697	8.1960	270,347
MFS®/Sun Life Capital Appreciation Series S Class	04	2002	9.7197	6.4697	243,518
MFS®/Sun Life Capital Appreciation Series S Class	04	2001	10.0000	9.7197	55,862

MFS®/Sun Life Capital Appreciation Series S Class	05	2006	8.8621	9.2674	288,090
MFS®/Sun Life Capital Appreciation Series S Class	05	2005	8.9310	8.8621	326,092
MFS®/Sun Life Capital Appreciation Series S Class	05	2004	8.1765	8.9310	338,155
MFS®/Sun Life Capital Appreciation Series S Class	05	2003	6.4609	8.1765	362,710
MFS®/Sun Life Capital Appreciation Series S Class	05	2002	9.7163	6.4609	393,715
MFS®/Sun Life Capital Appreciation Series S Class	05	2001	10.0000	9.7163	109,690

MFS®/Sun Life Capital Appreciation Series S Class	06	2006	8.8037	9.1923	572,000
MFS®/Sun Life Capital Appreciation Series S Class	06	2005	8.8856	8.8037	622,566
MFS®/Sun Life Capital Appreciation Series S Class	06	2004	8.1473	8.8856	616,643
MFS®/Sun Life Capital Appreciation Series S Class	06	2003	6.4476	8.1473	641,017
MFS®/Sun Life Capital Appreciation Series S Class	06	2002	9.7112	6.4476	618,000
MFS®/Sun Life Capital Appreciation Series S Class	06	2001	10.0000	9.7112	322,593

MFS®/Sun Life Capital Opportunities Series	01	2006	6.0105	6.8026	56,216
MFS®/Sun Life Capital Opportunities Series	01	2005	5.9731	6.0105	56,216
MFS®/Sun Life Capital Opportunities Series	01	2004	5.3490	5.9731	56,216
MFS®/Sun Life Capital Opportunities Series	01	2003	4.2111	5.3490	82,495
MFS®/Sun Life Capital Opportunities Series	01	2002	6.1110	4.2111	97,754
MFS®/Sun Life Capital Opportunities Series	01	2001	8.2259	6.1110	136,567
MFS®/Sun Life Capital Opportunities Series	01	2000	10.0000	8.2259	0

MFS®/Sun Life Capital Opportunities Series	02	2006	5.9608	6.7362	752,025
MFS®/Sun Life Capital Opportunities Series	02	2005	5.9327	5.9608	886,323
MFS®/Sun Life Capital Opportunities Series	02	2004	5.3210	5.9327	1,029,685
MFS®/Sun Life Capital Opportunities Series	02	2003	4.1954	5.3210	1,185,398
MFS®/Sun Life Capital Opportunities Series	02	2002	6.0975	4.1954	1,312,032
MFS®/Sun Life Capital Opportunities Series	02	2001	8.2203	6.0975	1,733,022
MFS®/Sun Life Capital Opportunities Series	02	2000	10.0000	8.2203	542,845

MFS®/Sun Life Capital Opportunities Series	03	2006	5.9280	6.6924	158,753
MFS®/Sun Life Capital Opportunities Series	03	2005	5.9060	5.9280	160,676
MFS®/Sun Life Capital Opportunities Series	03	2004	5.3025	5.9060	172,086
MFS®/Sun Life Capital Opportunities Series	03	2003	4.1850	5.3025	252,474
MFS®/Sun Life Capital Opportunities Series	03	2002	6.0885	4.1850	305,820
MFS®/Sun Life Capital Opportunities Series	03	2001	8.2165	6.0885	360,175
MFS®/Sun Life Capital Opportunities Series	03	2000	10.0000	8.2165	168,372

MFS®/Sun Life Capital Opportunities Series	04	2006	5.9116	6.6705	856,039
MFS®/Sun Life Capital Opportunities Series	04	2005	5.8927	5.9116	1,015,613
MFS®/Sun Life Capital Opportunities Series	04	2004	5.2931	5.8927	1,303,620
MFS®/Sun Life Capital Opportunities Series	04	2003	4.1798	5.2931	1,602,224
MFS®/Sun Life Capital Opportunities Series	04	2002	6.0840	4.1798	1,877,831
MFS®/Sun Life Capital Opportunities Series	04	2001	8.2147	6.0840	2,619,543
MFS®/Sun Life Capital Opportunities Series	04	2000	10.0000	8.2147	974,321

MFS®/Sun Life Capital Opportunities Series	05	2006	5.8790	6.6269	2,072,144
MFS®/Sun Life Capital Opportunities Series	05	2005	5.8660	5.8790	2,482,190
MFS®/Sun Life Capital Opportunities Series	05	2004	5.2746	5.8660	2,910,708
MFS®/Sun Life Capital Opportunities Series	05	2003	4.1693	5.2746	3,336,441
MFS®/Sun Life Capital Opportunities Series	05	2002	6.0750	4.1693	3,952,859
MFS®/Sun Life Capital Opportunities Series	05	2001	8.2109	6.0750	5,054,427
MFS®/Sun Life Capital Opportunities Series	05	2000	10.0000	8.2109	2,057,010

MFS®/Sun Life Capital Opportunities Series	06	2006	5.8303	6.5621	626,398
MFS®/Sun Life Capital Opportunities Series	06	2005	5.8263	5.8303	734,825
MFS®/Sun Life Capital Opportunities Series	06	2004	5.2469	5.8263	915,371
MFS®/Sun Life Capital Opportunities Series	06	2003	4.1537	5.2469	1,096,121
MFS®/Sun Life Capital Opportunities Series	06	2002	6.0615	4.1537	1,256,912
MFS®/Sun Life Capital Opportunities Series	06	2001	8.2053	6.0615	1,667,287
MFS®/Sun Life Capital Opportunities Series	06	2000	10.0000	8.2053	530,318

MFS®/Sun Life Capital Opportunities Series S Class	01	2006	9.2737	10.4681	0
MFS®/Sun Life Capital Opportunities Series S Class	01	2005	9.2459	9.2737	0
MFS®/Sun Life Capital Opportunities Series S Class	01	2004	8.3001	9.2459	0
MFS®/Sun Life Capital Opportunities Series S Class	01	2003	6.5498	8.3001	0
MFS®/Sun Life Capital Opportunities Series S Class	01	2002	9.5251	6.5498	0
MFS®/Sun Life Capital Opportunities Series S Class	01	2001	10.0000	9.5251	0

MFS®/Sun Life Capital Opportunities Series S Class	02	2006	9.2127	10.3835	107,593
MFS®/Sun Life Capital Opportunities Series S Class	02	2005	9.1990	9.2127	123,593
MFS®/Sun Life Capital Opportunities Series S Class	02	2004	8.2706	9.1990	170,822
MFS®/Sun Life Capital Opportunities Series S Class	02	2003	6.5363	8.2706	221,647
MFS®/Sun Life Capital Opportunities Series S Class	02	2002	9.5201	6.5363	224,433
MFS®/Sun Life Capital Opportunities Series S Class	02	2001	10.0000	9.5201	79,372

MFS®/Sun Life Capital Opportunities Series S Class	03	2006	9.1723	10.3275	0
MFS®/Sun Life Capital Opportunities Series S Class	03	2005	9.1679	9.1723	0
MFS®/Sun Life Capital Opportunities Series S Class	03	2004	8.2510	9.1679	0
MFS®/Sun Life Capital Opportunities Series S Class	03	2003	6.5274	8.2510	0
MFS®/Sun Life Capital Opportunities Series S Class	03	2002	9.5167	6.5274	0
MFS®/Sun Life Capital Opportunities Series S Class	03	2001	10.0000	9.5167	0

MFS®/Sun Life Capital Opportunities Series S Class	04	2006	9.1521	10.2995	110,886
MFS®/Sun Life Capital Opportunities Series S Class	04	2005	9.1523	9.1521	131,249
MFS®/Sun Life Capital Opportunities Series S Class	04	2004	8.2411	9.1523	161,727
MFS®/Sun Life Capital Opportunities Series S Class	04	2003	6.5230	8.2411	173,237
MFS®/Sun Life Capital Opportunities Series S Class	04	2002	9.5151	6.5230	181,435
MFS®/Sun Life Capital Opportunities Series S Class	04	2001	10.0000	9.5151	71,945

MFS®/Sun Life Capital Opportunities Series S Class	05	2006	9.1118	10.2439	98,024
MFS®/Sun Life Capital Opportunities Series S Class	05	2005	9.1213	9.1118	113,942
MFS®/Sun Life Capital Opportunities Series S Class	05	2004	8.2216	9.1213	131,442
MFS®/Sun Life Capital Opportunities Series S Class	05	2003	6.5141	8.2216	149,913
MFS®/Sun Life Capital Opportunities Series S Class	05	2002	9.5117	6.5141	164,551
MFS®/Sun Life Capital Opportunities Series S Class	05	2001	10.0000	9.5117	53,288

MFS®/Sun Life Capital Opportunities Series S Class	06	2006	9.0517	10.1608	280,150
MFS®/Sun Life Capital Opportunities Series S Class	06	2005	9.0748	9.0517	295,389
MFS®/Sun Life Capital Opportunities Series S Class	06	2004	8.1922	9.0748	319,015
MFS®/Sun Life Capital Opportunities Series S Class	06	2003	6.5007	8.1922	338,079
MFS®/Sun Life Capital Opportunities Series S Class	06	2002	9.5067	6.5007	343,746
MFS®/Sun Life Capital Opportunities Series S Class	06	2001	10.0000	9.5067	143,894

MFS®/Sun Life Core Equity Series	01	2006	10.4716	11.7913	22,493
MFS®/Sun Life Core Equity Series	01	2005	9.9263	10.4716	22,493
MFS®/Sun Life Core Equity Series	01	2004	8.7470	9.9263	22,493
MFS®/Sun Life Core Equity Series	01	2003	6.9099	8.7470	0
MFS®/Sun Life Core Equity Series	01	2002	8.8805	6.9099	0
MFS®/Sun Life Core Equity Series	01	2001	10.0679	8.8805	0
MFS®/Sun Life Core Equity Series	01	2000	10.0000	10.0679	0

MFS®/Sun Life Core Equity Series	02	2006	10.3858	11.6770	177,664
MFS®/Sun Life Core Equity Series	02	2005	9.8599	10.3858	180,355
MFS®/Sun Life Core Equity Series	02	2004	8.7018	9.8599	170,032
MFS®/Sun Life Core Equity Series	02	2003	6.8846	8.7018	170,427
MFS®/Sun Life Core Equity Series	02	2002	8.8614	6.8846	191,207
MFS®/Sun Life Core Equity Series	02	2001	10.0616	8.8614	195,186
MFS®/Sun Life Core Equity Series	02	2000	10.0000	10.0616	41,097

MFS®/Sun Life Core Equity Series	03	2006	10.3291	11.6015	10,648
MFS®/Sun Life Core Equity Series	03	2005	9.8159	10.3291	11,099
MFS®/Sun Life Core Equity Series	03	2004	8.6717	9.8159	11,570
MFS®/Sun Life Core Equity Series	03	2003	6.8677	8.6717	12,020
MFS®/Sun Life Core Equity Series	03	2002	8.8487	6.8677	12,495
MFS®/Sun Life Core Equity Series	03	2001	10.0574	8.8487	11,465
MFS®/Sun Life Core Equity Series	03	2000	10.0000	10.0574	11,505

MFS®/Sun Life Core Equity Series	04	2006	10.3007	11.5638	291,308
MFS®/Sun Life Core Equity Series	04	2005	9.7939	10.3007	266,537
MFS®/Sun Life Core Equity Series	04	2004	8.6567	9.7939	270,622
MFS®/Sun Life Core Equity Series	04	2003	6.8593	8.6567	233,006
MFS®/Sun Life Core Equity Series	04	2002	8.8423	6.8593	241,574
MFS®/Sun Life Core Equity Series	04	2001	10.0553	8.8423	313,472
MFS®/Sun Life Core Equity Series	04	2000	10.0000	10.0553	70,162

MFS®/Sun Life Core Equity Series	05	2006	10.2442	11.4888	464,939
MFS®/Sun Life Core Equity Series	05	2005	9.7501	10.2442	506,816
MFS®/Sun Life Core Equity Series	05	2004	8.6267	9.7501	536,791
MFS®/Sun Life Core Equity Series	05	2003	6.8425	8.6267	465,972
MFS®/Sun Life Core Equity Series	05	2002	8.8296	6.8425	432,027
MFS®/Sun Life Core Equity Series	05	2001	10.0511	8.8296	459,458
MFS®/Sun Life Core Equity Series	05	2000	10.0000	10.0511	127,800

MFS®/Sun Life Core Equity Series	06	2006	10.1601	11.3772	228,415
MFS®/Sun Life Core Equity Series	06	2005	9.6847	10.1601	232,419
MFS®/Sun Life Core Equity Series	06	2004	8.5820	9.6847	259,957
MFS®/Sun Life Core Equity Series	06	2003	6.8174	8.5820	237,294
MFS®/Sun Life Core Equity Series	06	2002	8.8106	6.8174	182,197
MFS®/Sun Life Core Equity Series	06	2001	10.0448	8.8106	185,276
MFS®/Sun Life Core Equity Series	06	2000	10.0000	10.0448	40,111

MFS®/Sun Life Core Equity Series S Class	01	2006	11.5966	13.0237	36,491
MFS®/Sun Life Core Equity Series S Class	01	2005	11.0099	11.5966	0
MFS®/Sun Life Core Equity Series S Class	01	2004	9.7310	11.0099	0
MFS®/Sun Life Core Equity Series S Class	01	2003	7.7095	9.7310	0
MFS®/Sun Life Core Equity Series S Class	01	2002	9.9352	7.7095	0
MFS®/Sun Life Core Equity Series S Class	01	2001	10.0000	9.9352	0

MFS®/Sun Life Core Equity Series S Class	02	2006	11.5203	12.9185	115,795
MFS®/Sun Life Core Equity Series S Class	02	2005	10.9541	11.5203	89,896
MFS®/Sun Life Core Equity Series S Class	02	2004	9.6964	10.9541	97,130
MFS®/Sun Life Core Equity Series S Class	02	2003	7.6937	9.6964	114,439
MFS®/Sun Life Core Equity Series S Class	02	2002	9.9299	7.6937	116,189
MFS®/Sun Life Core Equity Series S Class	02	2001	10.0000	9.9299	27,659

MFS®/Sun Life Core Equity Series S Class	03	2006	11.4698	12.8489	0
MFS®/Sun Life Core Equity Series S Class	03	2005	10.9171	11.4698	0
MFS®/Sun Life Core Equity Series S Class	03	2004	9.6734	10.9171	0
MFS®/Sun Life Core Equity Series S Class	03	2003	7.6832	9.6734	0
MFS®/Sun Life Core Equity Series S Class	03	2002	9.9265	7.6832	0
MFS®/Sun Life Core Equity Series S Class	03	2001	10.0000	9.9265	0

MFS®/Sun Life Core Equity Series S Class	04	2006	11.4445	12.8141	89,269
MFS®/Sun Life Core Equity Series S Class	04	2005	10.8985	11.4445	73,241
MFS®/Sun Life Core Equity Series S Class	04	2004	9.6619	10.8985	68,787
MFS®/Sun Life Core Equity Series S Class	04	2003	7.6780	9.6619	72,428
MFS®/Sun Life Core Equity Series S Class	04	2002	9.9247	7.6780	61,731
MFS®/Sun Life Core Equity Series S Class	04	2001	10.0000	9.9247	18,805

MFS®/Sun Life Core Equity Series S Class	05	2006	11.3942	12.7448	95,211
MFS®/Sun Life Core Equity Series S Class	05	2005	10.8616	11.3942	87,386
MFS®/Sun Life Core Equity Series S Class	05	2004	9.6389	10.8616	88,498
MFS®/Sun Life Core Equity Series S Class	05	2003	7.6675	9.6389	77,577
MFS®/Sun Life Core Equity Series S Class	05	2002	9.9212	7.6675	78,769
MFS®/Sun Life Core Equity Series S Class	05	2001	10.0000	9.9212	10,756

MFS®/Sun Life Core Equity Series S Class	06	2006	11.3190	12.6416	80,249
MFS®/Sun Life Core Equity Series S Class	06	2005	10.8063	11.3190	66,748
MFS®/Sun Life Core Equity Series S Class	06	2004	9.6045	10.8063	79,141
MFS®/Sun Life Core Equity Series S Class	06	2003	7.6518	9.6045	84,062
MFS®/Sun Life Core Equity Series S Class	06	2002	9.9160	7.6518	86,195
MFS®/Sun Life Core Equity Series S Class	06	2001	10.0000	9.9160	14,297

MFS®/Sun Life Emerging Growth Series	01	2006	5.1722	5.5313	61,106
MFS®/Sun Life Emerging Growth Series	01	2005	4.7869	5.1722	62,522
MFS®/Sun Life Emerging Growth Series	01	2004	4.2699	4.7869	65,152
MFS®/Sun Life Emerging Growth Series	01	2003	3.2800	4.2699	46,887
MFS®/Sun Life Emerging Growth Series	01	2002	5.0333	3.2800	57,582
MFS®/Sun Life Emerging Growth Series	01	2001	7.7721	5.0333	37,403
MFS®/Sun Life Emerging Growth Series	01	2000	10.0000	7.7721	9,525

MFS®/Sun Life Emerging Growth Series	02	2006	5.1295	5.4773	1,037,922
MFS®/Sun Life Emerging Growth Series	02	2005	4.7545	5.1295	1,177,585
MFS®/Sun Life Emerging Growth Series	02	2004	4.2475	4.7545	1,408,079
MFS®/Sun Life Emerging Growth Series	02	2003	3.2677	4.2475	1,522,639
MFS®/Sun Life Emerging Growth Series	02	2002	5.0221	3.2677	1,691,152
MFS®/Sun Life Emerging Growth Series	02	2001	7.7667	5.0221	1,966,298
MFS®/Sun Life Emerging Growth Series	02	2000	10.0000	7.7667	564,969

MFS®/Sun Life Emerging Growth Series	03	2006	5.1012	5.4417	609,399
MFS®/Sun Life Emerging Growth Series	03	2005	4.7331	5.1012	583,125
MFS®/Sun Life Emerging Growth Series	03	2004	4.2327	4.7331	648,075
MFS®/Sun Life Emerging Growth Series	03	2003	3.2596	4.2327	565,404
MFS®/Sun Life Emerging Growth Series	03	2002	5.0147	3.2596	625,165
MFS®/Sun Life Emerging Growth Series	03	2001	7.7632	5.0147	648,447
MFS®/Sun Life Emerging Growth Series	03	2000	10.0000	7.7632	167,798

MFS®/Sun Life Emerging Growth Series	04	2006	5.0871	5.4239	991,968
MFS®/Sun Life Emerging Growth Series	04	2005	4.7224	5.0871	1,163,561
MFS®/Sun Life Emerging Growth Series	04	2004	4.2253	4.7224	1,425,459
MFS®/Sun Life Emerging Growth Series	04	2003	3.2555	4.2253	1,574,637
MFS®/Sun Life Emerging Growth Series	04	2002	5.0110	3.2555	1,742,717
MFS®/Sun Life Emerging Growth Series	04	2001	7.7614	5.0110	2,326,131
MFS®/Sun Life Emerging Growth Series	04	2000	10.0000	7.7614	913,512

MFS®/Sun Life Emerging Growth Series	05	2006	5.0590	5.3885	2,731,301
MFS®/Sun Life Emerging Growth Series	05	2005	4.7011	5.0590	3,232,954
MFS®/Sun Life Emerging Growth Series	05	2004	4.2104	4.7011	3,794,093
MFS®/Sun Life Emerging Growth Series	05	2003	3.2474	4.2104	4,112,743
MFS®/Sun Life Emerging Growth Series	05	2002	5.0036	3.2474	4,492,841
MFS®/Sun Life Emerging Growth Series	05	2001	7.7579	5.0036	5,444,437
MFS®/Sun Life Emerging Growth Series	05	2000	10.0000	7.7579	2,170,423

MFS®/Sun Life Emerging Growth Series	06	2006	5.0171	5.3358	1,037,974
MFS®/Sun Life Emerging Growth Series	06	2005	4.6692	5.0171	1,175,424
MFS®/Sun Life Emerging Growth Series	06	2004	4.1883	4.6692	1,359,568
MFS®/Sun Life Emerging Growth Series	06	2003	3.2353	4.1883	1,495,726
MFS®/Sun Life Emerging Growth Series	06	2002	4.9925	3.2353	1,594,086
MFS®/Sun Life Emerging Growth Series	06	2001	7.7526	4.9925	1,877,766
MFS®/Sun Life Emerging Growth Series	06	2000	10.0000	7.7526	578,558

MFS®/Sun Life Emerging Growth Series S Class	01	2006	9.8906	10.5457	12,885
MFS®/Sun Life Emerging Growth Series S Class	01	2005	9.1739	9.8906	13,181
MFS®/Sun Life Emerging Growth Series S Class	01	2004	8.2033	9.1739	12,791
MFS®/Sun Life Emerging Growth Series S Class	01	2003	6.3186	8.2033	0
MFS®/Sun Life Emerging Growth Series S Class	01	2002	9.7225	6.3186	0
MFS®/Sun Life Emerging Growth Series S Class	01	2001	10.0000	9.7225	0

MFS®/Sun Life Emerging Growth Series S Class	02	2006	9.8256	10.4604	144,263
MFS®/Sun Life Emerging Growth Series S Class	02	2005	9.1274	9.8256	163,675
MFS®/Sun Life Emerging Growth Series S Class	02	2004	8.1741	9.1274	191,361
MFS®/Sun Life Emerging Growth Series S Class	02	2003	6.3057	8.1741	188,328
MFS®/Sun Life Emerging Growth Series S Class	02	2002	9.7174	6.3057	174,753
MFS®/Sun Life Emerging Growth Series S Class	02	2001	10.0000	9.7174	43,745

MFS®/Sun Life Emerging Growth Series S Class	03	2006	9.7825	10.4041	0
MFS®/Sun Life Emerging Growth Series S Class	03	2005	9.0965	9.7825	0
MFS®/Sun Life Emerging Growth Series S Class	03	2004	8.1548	9.0965	0
MFS®/Sun Life Emerging Growth Series S Class	03	2003	6.2971	8.1548	0
MFS®/Sun Life Emerging Growth Series S Class	03	2002	9.7140	6.2971	0
MFS®/Sun Life Emerging Growth Series S Class	03	2001	10.0000	9.7140	0

MFS®/Sun Life Emerging Growth Series S Class	04	2006	9.7609	10.3759	115,395
MFS®/Sun Life Emerging Growth Series S Class	04	2005	9.0811	9.7609	134,910
MFS®/Sun Life Emerging Growth Series S Class	04	2004	8.1450	9.0811	149,742
MFS®/Sun Life Emerging Growth Series S Class	04	2003	6.2928	8.1450	153,524
MFS®/Sun Life Emerging Growth Series S Class	04	2002	9.7123	6.2928	134,393
MFS®/Sun Life Emerging Growth Series S Class	04	2001	10.0000	9.7123	46,297

MFS®/Sun Life Emerging Growth Series S Class	05	2006	9.7180	10.3197	140,402
MFS®/Sun Life Emerging Growth Series S Class	05	2005	9.0503	9.7180	143,642
MFS®/Sun Life Emerging Growth Series S Class	05	2004	8.1257	9.0503	152,392
MFS®/Sun Life Emerging Growth Series S Class	05	2003	6.2842	8.1257	157,538
MFS®/Sun Life Emerging Growth Series S Class	05	2002	9.7089	6.2842	187,280
MFS®/Sun Life Emerging Growth Series S Class	05	2001	10.0000	9.7089	80,752

MFS®/Sun Life Emerging Growth Series S Class	06	2006	9.6539	10.2362	188,262
MFS®/Sun Life Emerging Growth Series S Class	06	2005	9.0042	9.6539	199,082
MFS®/Sun Life Emerging Growth Series S Class	06	2004	8.0967	9.0042	213,993
MFS®/Sun Life Emerging Growth Series S Class	06	2003	6.2713	8.0967	218,596
MFS®/Sun Life Emerging Growth Series S Class	06	2002	9.7038	6.2713	234,953
MFS®/Sun Life Emerging Growth Series S Class	06	2001	10.0000	9.7038	86,682

MFS®/Sun Life Emerging Markets Equity Series	01	2006	20.0009	25.7744	17,991
MFS®/Sun Life Emerging Markets Equity Series	01	2005	14.7717	20.0009	12,260
MFS®/Sun Life Emerging Markets Equity Series	01	2004	11.7323	14.7717	12,265
MFS®/Sun Life Emerging Markets Equity Series	01	2003	7.7657	11.7323	12,268
MFS®/Sun Life Emerging Markets Equity Series	01	2002	7.9991	7.7657	12,238
MFS®/Sun Life Emerging Markets Equity Series	01	2001	8.1649	7.9991	30,597
MFS®/Sun Life Emerging Markets Equity Series	01	2000	10.0000	8.1649	0

MFS®/Sun Life Emerging Markets Equity Series	02	2006	19.8362	25.5235	90,011
MFS®/Sun Life Emerging Markets Equity Series	02	2005	14.6722	19.8362	113,424
MFS®/Sun Life Emerging Markets Equity Series	02	2004	11.6711	14.6722	86,627
MFS®/Sun Life Emerging Markets Equity Series	02	2003	7.7369	11.6711	88,849
MFS®/Sun Life Emerging Markets Equity Series	02	2002	7.9815	7.7369	97,609
MFS®/Sun Life Emerging Markets Equity Series	02	2001	8.1594	7.9815	90,757
MFS®/Sun Life Emerging Markets Equity Series	02	2000	10.0000	8.1594	16,933

MFS®/Sun Life Emerging Markets Equity Series	03	2006	19.7273	25.3579	39,375
MFS®/Sun Life Emerging Markets Equity Series	03	2005	14.6064	19.7273	22,395
MFS®/Sun Life Emerging Markets Equity Series	03	2004	11.6305	14.6064	27,452
MFS®/Sun Life Emerging Markets Equity Series	03	2003	7.7178	11.6305	15,572
MFS®/Sun Life Emerging Markets Equity Series	03	2002	7.9699	7.7178	16,684
MFS®/Sun Life Emerging Markets Equity Series	03	2001	8.1558	7.9699	25,552
MFS®/Sun Life Emerging Markets Equity Series	03	2000	10.0000	8.1558	20,014

MFS®/Sun Life Emerging Markets Equity Series	04	2006	19.6730	25.2752	116,434
MFS®/Sun Life Emerging Markets Equity Series	04	2005	14.5735	19.6730	114,517
MFS®/Sun Life Emerging Markets Equity Series	04	2004	11.6102	14.5735	104,732
MFS®/Sun Life Emerging Markets Equity Series	04	2003	7.7082	11.6102	100,907
MFS®/Sun Life Emerging Markets Equity Series	04	2002	7.9640	7.7082	95,418
MFS®/Sun Life Emerging Markets Equity Series	04	2001	8.1540	7.9640	108,814
MFS®/Sun Life Emerging Markets Equity Series	04	2000	10.0000	8.1540	50,636

MFS®/Sun Life Emerging Markets Equity Series	05	2006	19.5646	25.1106	262,274
MFS®/Sun Life Emerging Markets Equity Series	05	2005	14.5079	19.5646	294,619
MFS®/Sun Life Emerging Markets Equity Series	05	2004	11.5697	14.5079	253,798
MFS®/Sun Life Emerging Markets Equity Series	05	2003	7.6891	11.5697	238,617
MFS®/Sun Life Emerging Markets Equity Series	05	2002	7.9523	7.6891	236,222
MFS®/Sun Life Emerging Markets Equity Series	05	2001	8.1504	7.9523	250,796
MFS®/Sun Life Emerging Markets Equity Series	05	2000	10.0000	8.1504	105,050

MFS®/Sun Life Emerging Markets Equity Series	06	2006	19.4032	24.8656	103,526
MFS®/Sun Life Emerging Markets Equity Series	06	2005	14.4100	19.4032	116,894
MFS®/Sun Life Emerging Markets Equity Series	06	2004	11.5092	14.4100	98,624
MFS®/Sun Life Emerging Markets Equity Series	06	2003	7.6605	11.5092	92,723
MFS®/Sun Life Emerging Markets Equity Series	06	2002	7.9348	7.6605	92,558
MFS®/Sun Life Emerging Markets Equity Series	06	2001	8.1449	7.9348	110,619
MFS®/Sun Life Emerging Markets Equity Series	06	2000	10.0000	8.1449	54,411

MFS®/Sun Life Emerging Markets Equity Series S Class	01	2006	25.5864	32.9045	0
MFS®/Sun Life Emerging Markets Equity Series S Class	01	2005	18.9409	25.5864	0
MFS®/Sun Life Emerging Markets Equity Series S Class	01	2004	15.0787	18.9409	0
MFS®/Sun Life Emerging Markets Equity Series S Class	01	2003	10.0120	15.0787	0
MFS®/Sun Life Emerging Markets Equity Series S Class	01	2002	10.3320	10.0120	0
MFS®/Sun Life Emerging Markets Equity Series S Class	01	2001	10.0000	10.3320	0

MFS®/Sun Life Emerging Markets Equity Series S Class	02	2006	25.4182	32.6388	37,054
MFS®/Sun Life Emerging Markets Equity Series S Class	02	2005	18.8449	25.4182	35,199
MFS®/Sun Life Emerging Markets Equity Series S Class	02	2004	15.0251	18.8449	24,632
MFS®/Sun Life Emerging Markets Equity Series S Class	02	2003	9.9915	15.0251	40,714
MFS®/Sun Life Emerging Markets Equity Series S Class	02	2002	10.3266	9.9915	14,531
MFS®/Sun Life Emerging Markets Equity Series S Class	02	2001	10.0000	10.3266	2,008

MFS®/Sun Life Emerging Markets Equity Series S Class	03	2006	25.3068	32.4631	0
MFS®/Sun Life Emerging Markets Equity Series S Class	03	2005	18.7812	25.3068	0
MFS®/Sun Life Emerging Markets Equity Series S Class	03	2004	14.9896	18.7812	0
MFS®/Sun Life Emerging Markets Equity Series S Class	03	2003	9.9779	14.9896	0
MFS®/Sun Life Emerging Markets Equity Series S Class	03	2002	10.3230	9.9779	0
MFS®/Sun Life Emerging Markets Equity Series S Class	03	2001	10.0000	10.3230	0

MFS®/Sun Life Emerging Markets Equity Series S Class	04	2006	25.2511	32.3753	27,638
MFS®/Sun Life Emerging Markets Equity Series S Class	04	2005	18.7494	25.2511	24,382
MFS®/Sun Life Emerging Markets Equity Series S Class	04	2004	14.9717	18.7494	18,594
MFS®/Sun Life Emerging Markets Equity Series S Class	04	2003	9.9711	14.9717	12,843
MFS®/Sun Life Emerging Markets Equity Series S Class	04	2002	10.3212	9.9711	8,036
MFS®/Sun Life Emerging Markets Equity Series S Class	04	2001	10.0000	10.3212	2,101

MFS®/Sun Life Emerging Markets Equity Series S Class	05	2006	25.1401	32.2003	24,365
MFS®/Sun Life Emerging Markets Equity Series S Class	05	2005	18.6858	25.1401	21,350
MFS®/Sun Life Emerging Markets Equity Series S Class	05	2004	14.9362	18.6858	16,194
MFS®/Sun Life Emerging Markets Equity Series S Class	05	2003	9.9575	14.9362	14,159
MFS®/Sun Life Emerging Markets Equity Series S Class	05	2002	10.3175	9.9575	8,678
MFS®/Sun Life Emerging Markets Equity Series S Class	05	2001	10.0000	10.3175	1,143

MFS®/Sun Life Emerging Markets Equity Series S Class	06	2006	24.9744	31.9396	39,124
MFS®/Sun Life Emerging Markets Equity Series S Class	06	2005	18.5908	24.9744	41,393
MFS®/Sun Life Emerging Markets Equity Series S Class	06	2004	14.8829	18.5908	39,325
MFS®/Sun Life Emerging Markets Equity Series S Class	06	2003	9.9371	14.8829	50,256
MFS®/Sun Life Emerging Markets Equity Series S Class	06	2002	10.3121	9.9371	33,666
MFS®/Sun Life Emerging Markets Equity Series S Class	06	2001	10.0000	10.3121	8,851

MFS®/Sun Life Global Governments Series	01	2006	13.6236	14.1575	31
MFS®/Sun Life Global Governments Series	01	2005	14.8293	13.6236	53,573
MFS®/Sun Life Global Governments Series	01	2004	13.6104	14.8293	53,570
MFS®/Sun Life Global Governments Series	01	2003	11.8928	13.6104	24
MFS®/Sun Life Global Governments Series	01	2002	9.9593	11.8928	0
MFS®/Sun Life Global Governments Series	01	2001	10.2804	9.9593	0
MFS®/Sun Life Global Governments Series	01	2000	10.0000	10.2804	0

MFS®/Sun Life Global Governments Series	02	2006	13.5114	14.0197	46,960
MFS®/Sun Life Global Governments Series	02	2005	14.7295	13.5114	73,919
MFS®/Sun Life Global Governments Series	02	2004	13.5394	14.7295	72,666
MFS®/Sun Life Global Governments Series	02	2003	11.8488	13.5394	74,678
MFS®/Sun Life Global Governments Series	02	2002	9.9374	11.8488	76,123
MFS®/Sun Life Global Governments Series	02	2001	10.2735	9.9374	45,747
MFS®/Sun Life Global Governments Series	02	2000	10.0000	10.2735	10,314

MFS®/Sun Life Global Governments Series	03	2006	13.4373	13.9288	15,264
MFS®/Sun Life Global Governments Series	03	2005	14.6634	13.4373	13,322
MFS®/Sun Life Global Governments Series	03	2004	13.4923	14.6634	19,674
MFS®/Sun Life Global Governments Series	03	2003	11.8196	13.4923	19,690
MFS®/Sun Life Global Governments Series	03	2002	9.9229	11.8196	31,291
MFS®/Sun Life Global Governments Series	03	2001	10.2690	9.9229	51,449
MFS®/Sun Life Global Governments Series	03	2000	10.0000	10.2690	12,317

MFS®/Sun Life Global Governments Series	04	2006	13.4003	13.8833	48,328
MFS®/Sun Life Global Governments Series	04	2005	14.6304	13.4003	46,556
MFS®/Sun Life Global Governments Series	04	2004	13.4688	14.6304	72,104
MFS®/Sun Life Global Governments Series	04	2003	11.8049	13.4688	64,758
MFS®/Sun Life Global Governments Series	04	2002	9.9157	11.8049	78,782
MFS®/Sun Life Global Governments Series	04	2001	10.2667	9.9157	37,376
MFS®/Sun Life Global Governments Series	04	2000	10.0000	10.2667	12,672

MFS®/Sun Life Global Governments Series	05	2006	13.3265	13.7929	142,573
MFS®/Sun Life Global Governments Series	05	2005	14.5646	13.3265	150,353
MFS®/Sun Life Global Governments Series	05	2004	13.4218	14.5646	139,509
MFS®/Sun Life Global Governments Series	05	2003	11.7757	13.4218	153,706
MFS®/Sun Life Global Governments Series	05	2002	9.9012	11.7757	160,782
MFS®/Sun Life Global Governments Series	05	2001	10.2621	9.9012	129,687
MFS®/Sun Life Global Governments Series	05	2000	10.0000	10.2621	54,231

MFS®/Sun Life Global Governments Series	06	2006	13.2165	13.6583	73,766
MFS®/Sun Life Global Governments Series	06	2005	14.4664	13.2165	69,777
MFS®/Sun Life Global Governments Series	06	2004	13.3517	14.4664	70,191
MFS®/Sun Life Global Governments Series	06	2003	11.7320	13.3517	66,537
MFS®/Sun Life Global Governments Series	06	2002	9.8794	11.7320	71,946
MFS®/Sun Life Global Governments Series	06	2001	10.2553	9.8794	63,952
MFS®/Sun Life Global Governments Series	06	2000	10.0000	10.2553	33,261

MFS®/Sun Life Global Governments Series S Class	01	2006	13.1603	13.6420	0
MFS®/Sun Life Global Governments Series S Class	01	2005	14.3699	13.1603	0
MFS®/Sun Life Global Governments Series S Class	01	2004	13.2199	14.3699	0
MFS®/Sun Life Global Governments Series S Class	01	2003	11.5813	13.2199	0
MFS®/Sun Life Global Governments Series S Class	01	2002	9.7251	11.5813	0
MFS®/Sun Life Global Governments Series S Class	01	2001	10.0000	9.7251	0

MFS®/Sun Life Global Governments Series S Class	02	2006	13.0738	13.5319	27,745
MFS®/Sun Life Global Governments Series S Class	02	2005	14.2970	13.0738	36,882
MFS®/Sun Life Global Governments Series S Class	02	2004	13.1730	14.2970	41,663
MFS®/Sun Life Global Governments Series S Class	02	2003	11.5577	13.1730	39,284
MFS®/Sun Life Global Governments Series S Class	02	2002	9.7200	11.5577	43,653
MFS®/Sun Life Global Governments Series S Class	02	2001	10.0000	9.7200	2,391

MFS®/Sun Life Global Governments Series S Class	03	2006	13.0165	13.4589	0
MFS®/Sun Life Global Governments Series S Class	03	2005	14.2487	13.0165	0
MFS®/Sun Life Global Governments Series S Class	03	2004	13.1418	14.2487	0
MFS®/Sun Life Global Governments Series S Class	03	2003	11.5420	13.1418	0
MFS®/Sun Life Global Governments Series S Class	03	2002	9.7166	11.5420	0
MFS®/Sun Life Global Governments Series S Class	03	2001	10.0000	9.7166	0

MFS®/Sun Life Global Governments Series S Class	04	2006	12.9878	13.4225	26,193
MFS®/Sun Life Global Governments Series S Class	04	2005	14.2246	12.9878	18,235
MFS®/Sun Life Global Governments Series S Class	04	2004	13.1261	14.2246	14,494
MFS®/Sun Life Global Governments Series S Class	04	2003	11.5341	13.1261	30,465
MFS®/Sun Life Global Governments Series S Class	04	2002	9.7149	11.5341	13,639
MFS®/Sun Life Global Governments Series S Class	04	2001	10.0000	9.7149	2,494

MFS®/Sun Life Global Governments Series S Class	05	2006	12.9307	13.3500	26,722
MFS®/Sun Life Global Governments Series S Class	05	2005	14.1764	12.9307	19,097
MFS®/Sun Life Global Governments Series S Class	05	2004	13.0950	14.1764	12,420
MFS®/Sun Life Global Governments Series S Class	05	2003	11.5184	13.0950	9,558
MFS®/Sun Life Global Governments Series S Class	05	2002	9.7115	11.5184	9,489
MFS®/Sun Life Global Governments Series S Class	05	2001	10.0000	9.7115	1,446

MFS®/Sun Life Global Governments Series S Class	06	2006	12.8455	13.2419	32,729
MFS®/Sun Life Global Governments Series S Class	06	2005	14.1043	12.8455	22,396
MFS®/Sun Life Global Governments Series S Class	06	2004	13.0483	14.1043	28,578
MFS®/Sun Life Global Governments Series S Class	06	2003	11.4949	13.0483	47,112
MFS®/Sun Life Global Governments Series S Class	06	2002	9.7064	11.4949	28,979
MFS®/Sun Life Global Governments Series S Class	06	2001	10.0000	9.7064	3,856

MFS®/Sun Life Global Growth Series	01	2006	9.4612	10.9943	26,460
MFS®/Sun Life Global Growth Series	01	2005	8.6850	9.4612	14,167
MFS®/Sun Life Global Growth Series	01	2004	7.5883	8.6850	14,167
MFS®/Sun Life Global Growth Series	01	2003	5.6591	7.5883	0
MFS®/Sun Life Global Growth Series	01	2002	7.0895	5.6591	0
MFS®/Sun Life Global Growth Series	01	2001	8.9172	7.0895	0
MFS®/Sun Life Global Growth Series	01	2000	10.0000	8.9172	0

MFS®/Sun Life Global Growth Series	02	2006	9.3835	10.8875	243,483
MFS®/Sun Life Global Growth Series	02	2005	8.6267	9.3835	280,214
MFS®/Sun Life Global Growth Series	02	2004	7.5489	8.6267	301,886
MFS®/Sun Life Global Growth Series	02	2003	5.6382	7.5489	359,577
MFS®/Sun Life Global Growth Series	02	2002	7.0741	5.6382	408,379
MFS®/Sun Life Global Growth Series	02	2001	8.9115	7.0741	428,636
MFS®/Sun Life Global Growth Series	02	2000	10.0000	8.9115	155,157

MFS®/Sun Life Global Growth Series	03	2006	9.3321	10.8170	0
MFS®/Sun Life Global Growth Series	03	2005	8.5881	9.3321	719
MFS®/Sun Life Global Growth Series	03	2004	7.5227	8.5881	9,114
MFS®/Sun Life Global Growth Series	03	2003	5.6244	7.5227	9,071
MFS®/Sun Life Global Growth Series	03	2002	7.0639	5.6244	20,122
MFS®/Sun Life Global Growth Series	03	2001	8.9077	7.0639	25,431
MFS®/Sun Life Global Growth Series	03	2000	10.0000	8.9077	4,354

MFS®/Sun Life Global Growth Series	04	2006	9.3064	10.7818	248,558
MFS®/Sun Life Global Growth Series	04	2005	8.5688	9.3064	254,314
MFS®/Sun Life Global Growth Series	04	2004	7.5096	8.5688	306,996
MFS®/Sun Life Global Growth Series	04	2003	5.6175	7.5096	365,890
MFS®/Sun Life Global Growth Series	04	2002	7.0588	5.6175	425,713
MFS®/Sun Life Global Growth Series	04	2001	8.9058	7.0588	548,662
MFS®/Sun Life Global Growth Series	04	2000	10.0000	8.9058	201,984

MFS®/Sun Life Global Growth Series	05	2006	9.2553	10.7117	495,726
MFS®/Sun Life Global Growth Series	05	2005	8.5304	9.2553	517,641
MFS®/Sun Life Global Growth Series	05	2004	7.4836	8.5304	551,946
MFS®/Sun Life Global Growth Series	05	2003	5.6036	7.4836	586,270
MFS®/Sun Life Global Growth Series	05	2002	7.0485	5.6036	634,629
MFS®/Sun Life Global Growth Series	05	2001	8.9020	7.0485	784,292
MFS®/Sun Life Global Growth Series	05	2000	10.0000	8.9020	376,659

MFS®/Sun Life Global Growth Series	06	2006	9.1791	10.6074	153,204
MFS®/Sun Life Global Growth Series	06	2005	8.4730	9.1791	170,191
MFS®/Sun Life Global Growth Series	06	2004	7.4446	8.4730	226,803
MFS®/Sun Life Global Growth Series	06	2003	5.5829	7.4446	222,638
MFS®/Sun Life Global Growth Series	06	2002	7.0332	5.5829	226,143
MFS®/Sun Life Global Growth Series	06	2001	8.8963	7.0332	276,585
MFS®/Sun Life Global Growth Series	06	2000	10.0000	8.8963	88,602

MFS®/Sun Life Global Growth Series S Class	01	2006	12.7933	14.8194	3,771
MFS®/Sun Life Global Growth Series S Class	01	2005	11.7759	12.7933	5,168
MFS®/Sun Life Global Growth Series S Class	01	2004	10.3068	11.7759	6,825
MFS®/Sun Life Global Growth Series S Class	01	2003	7.7044	10.3068	8,587
MFS®/Sun Life Global Growth Series S Class	01	2002	9.6873	7.7044	11,269
MFS®/Sun Life Global Growth Series S Class	01	2001	10.0000	9.6873	0

MFS®/Sun Life Global Growth Series S Class	02	2006	12.7092	14.6997	30,802
MFS®/Sun Life Global Growth Series S Class	02	2005	11.7161	12.7092	29,623
MFS®/Sun Life Global Growth Series S Class	02	2004	10.2701	11.7161	31,744
MFS®/Sun Life Global Growth Series S Class	02	2003	7.6886	10.2701	38,676
MFS®/Sun Life Global Growth Series S Class	02	2002	9.6823	7.6886	45,967
MFS®/Sun Life Global Growth Series S Class	02	2001	10.0000	9.6823	8,845

MFS®/Sun Life Global Growth Series S Class	03	2006	12.6534	14.6205	0
MFS®/Sun Life Global Growth Series S Class	03	2005	11.6765	12.6534	0
MFS®/Sun Life Global Growth Series S Class	03	2004	10.2457	11.6765	0
MFS®/Sun Life Global Growth Series S Class	03	2003	7.6781	10.2457	0
MFS®/Sun Life Global Growth Series S Class	03	2002	9.6789	7.6781	0
MFS®/Sun Life Global Growth Series S Class	03	2001	10.0000	9.6789	0

MFS®/Sun Life Global Growth Series S Class	04	2006	12.6256	14.5809	34,288
MFS®/Sun Life Global Growth Series S Class	04	2005	11.6567	12.6256	34,993
MFS®/Sun Life Global Growth Series S Class	04	2004	10.2335	11.6567	42,060
MFS®/Sun Life Global Growth Series S Class	04	2003	7.6729	10.2335	49,464
MFS®/Sun Life Global Growth Series S Class	04	2002	9.6772	7.6729	41,530
MFS®/Sun Life Global Growth Series S Class	04	2001	10.0000	9.6772	6,913

MFS®/Sun Life Global Growth Series S Class	05	2006	12.5700	14.5021	52,260
MFS®/Sun Life Global Growth Series S Class	05	2005	11.6172	12.5700	56,086
MFS®/Sun Life Global Growth Series S Class	05	2004	10.2092	11.6172	60,431
MFS®/Sun Life Global Growth Series S Class	05	2003	7.6624	10.2092	64,736
MFS®/Sun Life Global Growth Series S Class	05	2002	9.6738	7.6624	67,838
MFS®/Sun Life Global Growth Series S Class	05	2001	10.0000	9.6738	29,671

MFS®/Sun Life Global Growth Series S Class	06	2006	12.4871	14.3846	42,580
MFS®/Sun Life Global Growth Series S Class	06	2005	11.5581	12.4871	42,021
MFS®/Sun Life Global Growth Series S Class	06	2004	10.1728	11.5581	53,032
MFS®/Sun Life Global Growth Series S Class	06	2003	7.6467	10.1728	39,088
MFS®/Sun Life Global Growth Series S Class	06	2002	9.6687	7.6467	36,153
MFS®/Sun Life Global Growth Series S Class	06	2001	10.0000	9.6687	3,912

MFS®/Sun Life Global Total Return Series	01	2006	13.3771	15.5316	0
MFS®/Sun Life Global Total Return Series	01	2005	13.0218	13.3771	0
MFS®/Sun Life Global Total Return Series	01	2004	11.2313	13.0218	0
MFS®/Sun Life Global Total Return Series	01	2003	9.2252	11.2313	0
MFS®/Sun Life Global Total Return Series	01	2002	9.2627	9.2252	0
MFS®/Sun Life Global Total Return Series	01	2001	9.9738	9.2627	0
MFS®/Sun Life Global Total Return Series	01	2000	10.0000	9.9738	0

MFS®/Sun Life Global Total Return Series	02	2006	13.2685	15.3823	188,568
MFS®/Sun Life Global Total Return Series	02	2005	12.9357	13.2685	198,934
MFS®/Sun Life Global Total Return Series	02	2004	11.1740	12.9357	175,911
MFS®/Sun Life Global Total Return Series	02	2003	9.1921	11.1740	150,507
MFS®/Sun Life Global Total Return Series	02	2002	9.2435	9.1921	100,243
MFS®/Sun Life Global Total Return Series	02	2001	9.9684	9.2435	86,849
MFS®/Sun Life Global Total Return Series	02	2000	10.0000	9.9684	6,315

MFS®/Sun Life Global Total Return Series	03	2006	13.1968	15.2837	5,974
MFS®/Sun Life Global Total Return Series	03	2005	12.8787	13.1968	2,719
MFS®/Sun Life Global Total Return Series	03	2004	11.1360	12.8787	1,867
MFS®/Sun Life Global Total Return Series	03	2003	9.1702	11.1360	17,905
MFS®/Sun Life Global Total Return Series	03	2002	9.2307	9.1702	12,864
MFS®/Sun Life Global Total Return Series	03	2001	9.9647	9.2307	0
MFS®/Sun Life Global Total Return Series	03	2000	10.0000	9.9647	0

MFS®/Sun Life Global Total Return Series	04	2006	13.1609	15.2344	278,991
MFS®/Sun Life Global Total Return Series	04	2005	12.8502	13.1609	275,975
MFS®/Sun Life Global Total Return Series	04	2004	11.1170	12.8502	221,787
MFS®/Sun Life Global Total Return Series	04	2003	9.1592	11.1170	212,310
MFS®/Sun Life Global Total Return Series	04	2002	9.2243	9.1592	129,637
MFS®/Sun Life Global Total Return Series	04	2001	9.9629	9.2243	121,257
MFS®/Sun Life Global Total Return Series	04	2000	10.0000	9.9629	25,601

MFS®/Sun Life Global Total Return Series	05	2006	13.0894	15.1363	425,613
MFS®/Sun Life Global Total Return Series	05	2005	12.7933	13.0894	463,821
MFS®/Sun Life Global Total Return Series	05	2004	11.0791	12.7933	404,139
MFS®/Sun Life Global Total Return Series	05	2003	9.1372	11.0791	392,672
MFS®/Sun Life Global Total Return Series	05	2002	9.2115	9.1372	199,870
MFS®/Sun Life Global Total Return Series	05	2001	9.9593	9.2115	124,338
MFS®/Sun Life Global Total Return Series	05	2000	10.0000	9.9593	20,862

MFS®/Sun Life Global Total Return Series	06	2006	12.9829	14.9905	191,642
MFS®/Sun Life Global Total Return Series	06	2005	12.7085	12.9829	192,262
MFS®/Sun Life Global Total Return Series	06	2004	11.0225	12.7085	131,308
MFS®/Sun Life Global Total Return Series	06	2003	9.1043	11.0225	119,038
MFS®/Sun Life Global Total Return Series	06	2002	9.1924	9.1043	72,193
MFS®/Sun Life Global Total Return Series	06	2001	9.9538	9.1924	56,564
MFS®/Sun Life Global Total Return Series	06	2000	10.0000	9.9538	5,255

MFS®/Sun Life Global Total Return Series S Class	01	2006	13.9540	16.1509	0
MFS®/Sun Life Global Total Return Series S Class	01	2005	13.6126	13.9540	2,093
MFS®/Sun Life Global Total Return Series S Class	01	2004	11.7650	13.6126	0
MFS®/Sun Life Global Total Return Series S Class	01	2003	9.6983	11.7650	0
MFS®/Sun Life Global Total Return Series S Class	01	2002	9.7569	9.6983	7,979
MFS®/Sun Life Global Total Return Series S Class	01	2001	10.0000	9.7569	0

MFS®/Sun Life Global Total Return Series S Class	02	2006	13.8622	16.0204	139,928
MFS®/Sun Life Global Total Return Series S Class	02	2005	13.5435	13.8622	126,808
MFS®/Sun Life Global Total Return Series S Class	02	2004	11.7231	13.5435	141,230
MFS®/Sun Life Global Total Return Series S Class	02	2003	9.6785	11.7231	135,470
MFS®/Sun Life Global Total Return Series S Class	02	2002	9.7518	9.6785	80,005
MFS®/Sun Life Global Total Return Series S Class	02	2001	10.0000	9.7518	32,456

MFS®/Sun Life Global Total Return Series S Class	03	2006	13.8015	15.9341	0
MFS®/Sun Life Global Total Return Series S Class	03	2005	13.4978	13.8015	0
MFS®/Sun Life Global Total Return Series S Class	03	2004	11.6954	13.4978	0
MFS®/Sun Life Global Total Return Series S Class	03	2003	9.6653	11.6954	0
MFS®/Sun Life Global Total Return Series S Class	03	2002	9.7483	9.6653	0
MFS®/Sun Life Global Total Return Series S Class	03	2001	10.0000	9.7483	0

MFS®/Sun Life Global Total Return Series S Class	04	2006	13.7711	15.8910	90,923
MFS®/Sun Life Global Total Return Series S Class	04	2005	13.4749	13.7711	89,299
MFS®/Sun Life Global Total Return Series S Class	04	2004	11.6815	13.4749	80,688
MFS®/Sun Life Global Total Return Series S Class	04	2003	9.6587	11.6815	73,403
MFS®/Sun Life Global Total Return Series S Class	04	2002	9.7466	9.6587	44,497
MFS®/Sun Life Global Total Return Series S Class	04	2001	10.0000	9.7466	21,316

MFS®/Sun Life Global Total Return Series S Class	05	2006	13.7105	15.8051	51,118
MFS®/Sun Life Global Total Return Series S Class	05	2005	13.4292	13.7105	52,647
MFS®/Sun Life Global Total Return Series S Class	05	2004	11.6537	13.4292	50,183
MFS®/Sun Life Global Total Return Series S Class	05	2003	9.6455	11.6537	47,182
MFS®/Sun Life Global Total Return Series S Class	05	2002	9.7432	9.6455	31,334
MFS®/Sun Life Global Total Return Series S Class	05	2001	10.0000	9.7432	7,956

MFS®/Sun Life Global Total Return Series S Class	06	2006	13.6201	15.6771	90,088
MFS®/Sun Life Global Total Return Series S Class	06	2005	13.3609	13.6201	89,181
MFS®/Sun Life Global Total Return Series S Class	06	2004	11.6122	13.3609	91,852
MFS®/Sun Life Global Total Return Series S Class	06	2003	9.6258	11.6122	83,797
MFS®/Sun Life Global Total Return Series S Class	06	2002	9.7381	9.6258	62,519
MFS®/Sun Life Global Total Return Series S Class	06	2001	10.0000	9.7381	25,350

MFS®/Sun Life Government Securities Series	01	2006	12.9355	13.2784	63,914
MFS®/Sun Life Government Securities Series	01	2005	12.7717	12.9355	57,954
MFS®/Sun Life Government Securities Series	01	2004	12.4334	12.7717	54,183
MFS®/Sun Life Government Securities Series	01	2003	12.2947	12.4334	56,819
MFS®/Sun Life Government Securities Series	01	2002	11.3102	12.2947	79,311
MFS®/Sun Life Government Securities Series	01	2001	10.6328	11.3102	82,692
MFS®/Sun Life Government Securities Series	01	2000	10.0000	10.6328	0

MFS®/Sun Life Government Securities Series	02	2006	12.8290	13.1492	841,752
MFS®/Sun Life Government Securities Series	02	2005	12.6857	12.8290	905,433
MFS®/Sun Life Government Securities Series	02	2004	12.3686	12.6857	1,024,866
MFS®/Sun Life Government Securities Series	02	2003	12.2492	12.3686	1,208,075
MFS®/Sun Life Government Securities Series	02	2002	11.2854	12.2492	1,535,010
MFS®/Sun Life Government Securities Series	02	2001	10.6257	11.2854	1,306,150
MFS®/Sun Life Government Securities Series	02	2000	10.0000	10.6257	173,3845

MFS®/Sun Life Government Securities Series	03	2006	12.7586	13.0638	56,562
MFS®/Sun Life Government Securities Series	03	2005	12.6288	12.7586	54,512
MFS®/Sun Life Government Securities Series	03	2004	12.3256	12.6288	123,324
MFS®/Sun Life Government Securities Series	03	2003	12.2190	12.3256	131,414
MFS®/Sun Life Government Securities Series	03	2002	11.2690	12.2190	215,755
MFS®/Sun Life Government Securities Series	03	2001	10.6210	11.2690	124,911
MFS®/Sun Life Government Securities Series	03	2000	10.0000	10.6210	20,304

MFS®/Sun Life Government Securities Series	04	2006	12.7235	13.0213	846,022
MFS®/Sun Life Government Securities Series	04	2005	12.6004	12.7235	988,757
MFS®/Sun Life Government Securities Series	04	2004	12.3041	12.6004	1,080,942
MFS®/Sun Life Government Securities Series	04	2003	12.2039	12.3041	1,363,351
MFS®/Sun Life Government Securities Series	04	2002	11.2607	12.2039	1,913,473
MFS®/Sun Life Government Securities Series	04	2001	10.6186	11.2607	1,359,479
MFS®/Sun Life Government Securities Series	04	2000	10.0000	10.6186	209,319

MFS®/Sun Life Government Securities Series	05	2006	12.6534	12.9364	1,588,152
MFS®/Sun Life Government Securities Series	05	2005	12.5437	12.6534	1,721,343
MFS®/Sun Life Government Securities Series	05	2004	12.2611	12.5437	1,869,068
MFS®/Sun Life Government Securities Series	05	2003	12.1736	12.2611	2,261,410
MFS®/Sun Life Government Securities Series	05	2002	11.2442	12.1736	2,825,611
MFS®/Sun Life Government Securities Series	05	2001	10.6139	11.2442	2,413,267
MFS®/Sun Life Government Securities Series	05	2000	10.0000	10.6139	370,992

MFS®/Sun Life Government Securities Series	06	2006	12.5490	12.8103	711,318
MFS®/Sun Life Government Securities Series	06	2005	12.4591	12.5490	790,327
MFS®/Sun Life Government Securities Series	06	2004	12.1971	12.4591	991,910
MFS®/Sun Life Government Securities Series	06	2003	12.1285	12.1971	1,193,587
MFS®/Sun Life Government Securities Series	06	2002	11.2196	12.1285	1,486,063
MFS®/Sun Life Government Securities Series	06	2001	10.6069	11.2196	1,153,701
MFS®/Sun Life Government Securities Series	06	2000	10.0000	10.6069	120,982

MFS®/Sun Life Government Securities Series S Class	01	2006	11.4658	11.7457	29,107
MFS®/Sun Life Government Securities Series S Class	01	2005	11.3535	11.4658	26,401
MFS®/Sun Life Government Securities Series S Class	01	2004	11.0752	11.3535	22,842
MFS®/Sun Life Government Securities Series S Class	01	2003	10.9817	11.0752	0
MFS®/Sun Life Government Securities Series S Class	01	2002	10.1290	10.9817	0
MFS®/Sun Life Government Securities Series S Class	01	2001	10.0000	10.1290	0

MFS®/Sun Life Government Securities Series S Class	02	2006	11.3904	11.6508	630,242
MFS®/Sun Life Government Securities Series S Class	02	2005	11.2959	11.3904	693,960
MFS®/Sun Life Government Securities Series S Class	02	2004	11.0358	11.2959	808,370
MFS®/Sun Life Government Securities Series S Class	02	2003	10.9593	11.0358	974,838
MFS®/Sun Life Government Securities Series S Class	02	2002	10.1237	10.9593	1,072,889
MFS®/Sun Life Government Securities Series S Class	02	2001	10.0000	10.1237	226,581

MFS®/Sun Life Government Securities Series S Class	03	2006	11.3404	11.5880	0
MFS®/Sun Life Government Securities Series S Class	03	2005	11.2577	11.3404	0
MFS®/Sun Life Government Securities Series S Class	03	2004	11.0097	11.2577	0
MFS®/Sun Life Government Securities Series S Class	03	2003	10.9444	11.0097	0
MFS®/Sun Life Government Securities Series S Class	03	2002	10.1202	10.9444	0
MFS®/Sun Life Government Securities Series S Class	03	2001	10.0000	10.1202	0

MFS®/Sun Life Government Securities Series S Class	04	2006	11.3155	11.5567	374,061
MFS®/Sun Life Government Securities Series S Class	04	2005	11.2386	11.3155	463,005
MFS®/Sun Life Government Securities Series S Class	04	2004	10.9966	11.2386	529,437
MFS®/Sun Life Government Securities Series S Class	04	2003	10.9370	10.9966	679,618
MFS®/Sun Life Government Securities Series S Class	04	2002	10.1184	10.9370	862,933
MFS®/Sun Life Government Securities Series S Class	04	2001	10.0000	10.1184	187,842

MFS®/Sun Life Government Securities Series S Class	05	2006	11.2657	11.4942	429,172
MFS®/Sun Life Government Securities Series S Class	05	2005	11.2005	11.2657	458,504
MFS®/Sun Life Government Securities Series S Class	05	2004	10.9705	11.2005	496,683
MFS®/Sun Life Government Securities Series S Class	05	2003	10.9221	10.9705	586,861
MFS®/Sun Life Government Securities Series S Class	05	2002	10.1149	10.9221	679,375
MFS®/Sun Life Government Securities Series S Class	05	2001	10.0000	10.1149	208,275

MFS®/Sun Life Government Securities Series S Class	06	2006	11.1915	11.4011	625,881
MFS®/Sun Life Government Securities Series S Class	06	2005	11.1436	11.1915	714,681
MFS®/Sun Life Government Securities Series S Class	06	2004	10.9314	11.1436	783,397
MFS®/Sun Life Government Securities Series S Class	06	2003	10.8997	10.9314	903,437
MFS®/Sun Life Government Securities Series S Class	06	2002	10.1096	10.8997	1,121,336
MFS®/Sun Life Government Securities Series S Class	06	2001	10.0000	10.1096	242,126

MFS®/Sun Life High Yield Series	01	2006	12.4167	13.5704	25,220
MFS®/Sun Life High Yield Series	01	2005	12.2725	12.4167	24,493
MFS®/Sun Life High Yield Series	01	2004	11.3166	12.2725	23,169
MFS®/Sun Life High Yield Series	01	2003	9.4127	11.3166	28,182
MFS®/Sun Life High Yield Series	01	2002	9.2578	9.4127	60,005
MFS®/Sun Life High Yield Series	01	2001	9.1906	9.2578	83,541
MFS®/Sun Life High Yield Series	01	2000	10.0000	9.1906	0

MFS®/Sun Life High Yield Series	02	2006	12.3145	13.4383	393,588
MFS®/Sun Life High Yield Series	02	2005	12.1899	12.3145	468,699
MFS®/Sun Life High Yield Series	02	2004	11.2576	12.1899	564,160
MFS®/Sun Life High Yield Series	02	2003	9.3778	11.2576	663,798
MFS®/Sun Life High Yield Series	02	2002	9.2375	9.3778	649,634
MFS®/Sun Life High Yield Series	02	2001	9.1844	9.2375	734,017
MFS®/Sun Life High Yield Series	02	2000	10.0000	9.1844	112,132

MFS®/Sun Life High Yield Series	03	2006	12.2469	13.3511	78,280
MFS®/Sun Life High Yield Series	03	2005	12.1352	12.2469	81,778
MFS®/Sun Life High Yield Series	03	2004	11.2185	12.1352	90,233
MFS®/Sun Life High Yield Series	03	2003	9.3547	11.2185	72,234
MFS®/Sun Life High Yield Series	03	2002	9.2240	9.3547	50,291
MFS®/Sun Life High Yield Series	03	2001	9.1804	9.2240	47,866
MFS®/Sun Life High Yield Series	03	2000	10.0000	9.1804	25,020

MFS®/Sun Life High Yield Series	04	2006	12.2131	13.3076	450,234
MFS®/Sun Life High Yield Series	04	2005	12.1079	12.2131	511,437
MFS®/Sun Life High Yield Series	04	2004	11.1989	12.1079	607,807
MFS®/Sun Life High Yield Series	04	2003	9.3431	11.1989	683,551
MFS®/Sun Life High Yield Series	04	2002	9.2173	9.3431	666,543
MFS®/Sun Life High Yield Series	04	2001	9.1783	9.2173	713,877
MFS®/Sun Life High Yield Series	04	2000	10.0000	9.1783	143,301

MFS®/Sun Life High Yield Series	05	2006	12.1458	13.2209	880,474
MFS®/Sun Life High Yield Series	05	2005	12.0534	12.1458	978,905
MFS®/Sun Life High Yield Series	05	2004	11.1598	12.0534	1,086,820
MFS®/Sun Life High Yield Series	05	2003	9.3199	11.1598	1,227,231
MFS®/Sun Life High Yield Series	05	2002	9.2037	9.3199	1,190,721
MFS®/Sun Life High Yield Series	05	2001	9.1742	9.2037	1,345,130
MFS®/Sun Life High Yield Series	05	2000	10.0000	9.1742	278,253

MFS®/Sun Life High Yield Series	06	2006	12.0457	13.0919	365,143
MFS®/Sun Life High Yield Series	06	2005	11.9721	12.0457	402,005
MFS®/Sun Life High Yield Series	06	2004	11.1015	11.9721	446,860
MFS®/Sun Life High Yield Series	06	2003	9.2853	11.1015	520,155
MFS®/Sun Life High Yield Series	06	2002	9.1836	9.2853	483,805
MFS®/Sun Life High Yield Series	06	2001	9.1681	9.1836	512,884
MFS®/Sun Life High Yield Series	06	2000	10.0000	9.1681	104,240

MFS®/Sun Life High Yield Series S Class	01	2006	13.1428	14.3185	9,616
MFS®/Sun Life High Yield Series S Class	01	2005	13.0232	13.1428	9,325
MFS®/Sun Life High Yield Series S Class	01	2004	12.0280	13.0232	8,190
MFS®/Sun Life High Yield Series S Class	01	2003	10.0237	12.0280	0
MFS®/Sun Life High Yield Series S Class	01	2002	9.8959	10.0237	0
MFS®/Sun Life High Yield Series S Class	01	2001	10.0000	9.8959	0

MFS®/Sun Life High Yield Series S Class	02	2006	13.0564	14.2029	239,338
MFS®/Sun Life High Yield Series S Class	02	2005	12.9572	13.0564	261,156
MFS®/Sun Life High Yield Series S Class	02	2004	11.9853	12.9572	309,681
MFS®/Sun Life High Yield Series S Class	02	2003	10.0032	11.9853	380,187
MFS®/Sun Life High Yield Series S Class	02	2002	9.8907	10.0032	335,352
MFS®/Sun Life High Yield Series S Class	02	2001	10.0000	9.8907	82,529

MFS®/Sun Life High Yield Series S Class	03	2006	12.9992	14.1264	0
MFS®/Sun Life High Yield Series S Class	03	2005	12.9134	12.9992	0
MFS®/Sun Life High Yield Series S Class	03	2004	11.9570	12.9134	0
MFS®/Sun Life High Yield Series S Class	03	2003	9.9897	11.9570	0
MFS®/Sun Life High Yield Series S Class	03	2002	9.8872	9.9897	0
MFS®/Sun Life High Yield Series S Class	03	2001	10.0000	9.8872	0

MFS®/Sun Life High Yield Series S Class	04	2006	12.9706	14.0882	172,104
MFS®/Sun Life High Yield Series S Class	04	2005	12.8915	12.9706	181,760
MFS®/Sun Life High Yield Series S Class	04	2004	11.9427	12.8915	204,317
MFS®/Sun Life High Yield Series S Class	04	2003	9.9828	11.9427	230,236
MFS®/Sun Life High Yield Series S Class	04	2002	9.8855	9.9828	213,921
MFS®/Sun Life High Yield Series S Class	04	2001	10.0000	9.8855	56,208

MFS®/Sun Life High Yield Series S Class	05	2006	12.9135	14.0120	194,009
MFS®/Sun Life High Yield Series S Class	05	2005	12.8478	12.9135	208,846
MFS®/Sun Life High Yield Series S Class	05	2004	11.9143	12.8478	263,671
MFS®/Sun Life High Yield Series S Class	05	2003	9.9692	11.9143	297,600
MFS®/Sun Life High Yield Series S Class	05	2002	9.8820	9.9692	268,307
MFS®/Sun Life High Yield Series S Class	05	2001	10.0000	9.8820	81,593

MFS®/Sun Life High Yield Series S Class	06	2006	12.8284	13.8986	318,228
MFS®/Sun Life High Yield Series S Class	06	2005	12.7825	12.8284	312,021
MFS®/Sun Life High Yield Series S Class	06	2004	11.8719	12.7825	367,812
MFS®/Sun Life High Yield Series S Class	06	2003	9.9488	11.8719	418,695
MFS®/Sun Life High Yield Series S Class	06	2002	9.8768	9.9488	340,346
MFS®/Sun Life High Yield Series S Class	06	2001	10.0000	9.8768	91,946

MFS®/Sun Life International Growth Series	01	2006	12.1633	15.1778	44,410
MFS®/Sun Life International Growth Series	01	2005	10.6916	12.1633	38,420
MFS®/Sun Life International Growth Series	01	2004	9.0801	10.6916	40,952
MFS®/Sun Life International Growth Series	01	2003	6.6142	9.0801	35,186
MFS®/Sun Life International Growth Series	01	2002	7.5824	6.6142	44,466
MFS®/Sun Life International Growth Series	01	2001	9.1062	7.5824	56,426
MFS®/Sun Life International Growth Series	01	2000	10.0000	9.1062	0

MFS®/Sun Life International Growth Series	02	2006	12.0631	15.0301	302,393
MFS®/Sun Life International Growth Series	02	2005	10.6196	12.0631	334,816
MFS®/Sun Life International Growth Series	02	2004	9.0327	10.6196	363,019
MFS®/Sun Life International Growth Series	02	2003	6.5897	9.0327	401,649
MFS®/Sun Life International Growth Series	02	2002	7.5658	6.5897	493,323
MFS®/Sun Life International Growth Series	02	2001	9.1002	7.5658	515,677
MFS®/Sun Life International Growth Series	02	2000	10.0000	9.1002	36,126

MFS®/Sun Life International Growth Series	03	2006	11.9969	14.9325	58,616
MFS®/Sun Life International Growth Series	03	2005	10.5720	11.9969	60,701
MFS®/Sun Life International Growth Series	03	2004	9.0013	10.5720	83,982
MFS®/Sun Life International Growth Series	03	2003	6.5734	9.0013	63,606
MFS®/Sun Life International Growth Series	03	2002	7.5547	6.5734	82,388
MFS®/Sun Life International Growth Series	03	2001	9.0961	7.5547	67,385
MFS®/Sun Life International Growth Series	03	2000	10.0000	9.0961	0

MFS®/Sun Life International Growth Series	04	2006	11.9638	14.8838	349,708
MFS®/Sun Life International Growth Series	04	2005	10.5482	11.9638	393,391
MFS®/Sun Life International Growth Series	04	2004	8.9855	10.5482	445,147
MFS®/Sun Life International Growth Series	04	2003	6.5652	8.9855	451,383
MFS®/Sun Life International Growth Series	04	2002	7.5492	6.5652	520,364
MFS®/Sun Life International Growth Series	04	2001	9.0941	7.5492	583,627
MFS®/Sun Life International Growth Series	04	2000	10.0000	9.0941	31,240

MFS®/Sun Life International Growth Series	05	2006	11.8979	14.7868	868,983
MFS®/Sun Life International Growth Series	05	2005	10.5007	11.8979	928,216
MFS®/Sun Life International Growth Series	05	2004	8.9542	10.5007	1,050,570
MFS®/Sun Life International Growth Series	05	2003	6.5490	8.9542	1,067,930
MFS®/Sun Life International Growth Series	05	2002	7.5381	6.5490	1,180,520
MFS®/Sun Life International Growth Series	05	2001	9.0901	7.5381	1,336,066
MFS®/Sun Life International Growth Series	05	2000	10.0000	9.0901	72,137

MFS®/Sun Life International Growth Series	06	2006	11.7997	14.6426	363,184
MFS®/Sun Life International Growth Series	06	2005	10.4298	11.7997	383,938
MFS®/Sun Life International Growth Series	06	2004	8.9073	10.4298	408,580
MFS®/Sun Life International Growth Series	06	2003	6.5246	8.9073	423,226
MFS®/Sun Life International Growth Series	06	2002	7.5215	6.5246	470,467
MFS®/Sun Life International Growth Series	06	2001	9.0840	7.5215	498,031
MFS®/Sun Life International Growth Series	06	2000	10.0000	9.0840	26,179

MFS®/Sun Life International Growth Series S Class	01	2006	15.1205	18.8252	7,486
MFS®/Sun Life International Growth Series S Class	01	2005	13.3243	15.1205	8,631
MFS®/Sun Life International Growth Series S Class	01	2004	11.3502	13.3243	8,794
MFS®/Sun Life International Growth Series S Class	01	2003	8.2865	11.3502	0
MFS®/Sun Life International Growth Series S Class	01	2002	9.5137	8.2865	0
MFS®/Sun Life International Growth Series S Class	01	2001	10.0000	9.5137	0

MFS®/Sun Life International Growth Series S Class	02	2006	15.0211	18.6731	114,533
MFS®/Sun Life International Growth Series S Class	02	2005	13.2567	15.0211	120,339
MFS®/Sun Life International Growth Series S Class	02	2004	11.3099	13.2567	146,689
MFS®/Sun Life International Growth Series S Class	02	2003	8.2695	11.3099	147,001
MFS®/Sun Life International Growth Series S Class	02	2002	9.5087	8.2695	134,517
MFS®/Sun Life International Growth Series S Class	02	2001	10.0000	9.5087	32,328

MFS®/Sun Life International Growth Series S Class	03	2006	14.9552	18.5725	0
MFS®/Sun Life International Growth Series S Class	03	2005	13.2119	14.9552	0
MFS®/Sun Life International Growth Series S Class	03	2004	11.2831	13.2119	0
MFS®/Sun Life International Growth Series S Class	03	2003	8.2583	11.2831	0
MFS®/Sun Life International Growth Series S Class	03	2002	9.5053	8.2583	0
MFS®/Sun Life International Growth Series S Class	03	2001	10.0000	9.5053	0

MFS®/Sun Life International Growth Series S Class	04	2006	14.9223	18.5223	94,984
MFS®/Sun Life International Growth Series S Class	04	2005	13.1895	14.9223	106,725
MFS®/Sun Life International Growth Series S Class	04	2004	11.2697	13.1895	121,548
MFS®/Sun Life International Growth Series S Class	04	2003	8.2526	11.2697	114,783
MFS®/Sun Life International Growth Series S Class	04	2002	9.5036	8.2526	112,015
MFS®/Sun Life International Growth Series S Class	04	2001	10.0000	9.5036	30,439

MFS®/Sun Life International Growth Series S Class	05	2006	14.8567	18.4221	77,014
MFS®/Sun Life International Growth Series S Class	05	2005	13.1447	14.8567	90,301
MFS®/Sun Life International Growth Series S Class	05	2004	11.2428	13.1447	101,353
MFS®/Sun Life International Growth Series S Class	05	2003	8.2414	11.2428	110,935
MFS®/Sun Life International Growth Series S Class	05	2002	9.5003	8.2414	139,637
MFS®/Sun Life International Growth Series S Class	05	2001	10.0000	9.5003	30,821

MFS®/Sun Life International Growth Series S Class	06	2006	14.7587	18.2729	153,072
MFS®/Sun Life International Growth Series S Class	06	2005	13.0779	14.7587	164,744
MFS®/Sun Life International Growth Series S Class	06	2004	11.2028	13.0779	187,883
MFS®/Sun Life International Growth Series S Class	06	2003	8.2245	11.2028	183,748
MFS®/Sun Life International Growth Series S Class	06	2002	9.4953	8.2245	177,115
MFS®/Sun Life International Growth Series S Class	06	2001	10.0000	9.4953	46,281

MFS®/Sun Life International Value Series	01	2006	14.4590	18.4986	18,857
MFS®/Sun Life International Value Series	01	2005	12.6757	14.4590	10,789
MFS®/Sun Life International Value Series	01	2004	10.0012	12.6757	10,789
MFS®/Sun Life International Value Series	01	2003	7.5600	10.0012	0
MFS®/Sun Life International Value Series	01	2002	8.1188	7.5600	0
MFS®/Sun Life International Value Series	01	2001	9.6013	8.1188	0
MFS®/Sun Life International Value Series	01	2000	10.0000	9.6013	9,690

MFS®/Sun Life International Value Series	02	2006	14.3406	18.3195	171,460
MFS®/Sun Life International Value Series	02	2005	12.5910	14.3406	163,252
MFS®/Sun Life International Value Series	02	2004	9.9495	12.5910	114,728
MFS®/Sun Life International Value Series	02	2003	7.5324	9.9495	89,267
MFS®/Sun Life International Value Series	02	2002	8.1014	7.5324	92,940
MFS®/Sun Life International Value Series	02	2001	9.5954	8.1014	103,771
MFS®/Sun Life International Value Series	02	2000	10.0000	9.5954	75,354

MFS®/Sun Life International Value Series	03	2006	14.2623	18.2011	10,265
MFS®/Sun Life International Value Series	03	2005	12.5349	14.2623	19,548
MFS®/Sun Life International Value Series	03	2004	9.9152	12.5349	19,529
MFS®/Sun Life International Value Series	03	2003	7.5140	9.9152	6,935
MFS®/Sun Life International Value Series	03	2002	8.0898	7.5140	553
MFS®/Sun Life International Value Series	03	2001	9.5914	8.0898	27,835
MFS®/Sun Life International Value Series	03	2000	10.0000	9.5914	19,952

MFS®/Sun Life International Value Series	04	2006	14.2232	18.1420	204,082
MFS®/Sun Life International Value Series	04	2005	12.5068	14.2232	197,723
MFS®/Sun Life International Value Series	04	2004	9.8981	12.5068	148,456
MFS®/Sun Life International Value Series	04	2003	7.5048	9.8981	101,023
MFS®/Sun Life International Value Series	04	2002	8.0840	7.5048	92,400
MFS®/Sun Life International Value Series	04	2001	9.5895	8.0840	90,371
MFS®/Sun Life International Value Series	04	2000	10.0000	9.5895	143,533

MFS®/Sun Life International Value Series	05	2006	14.1453	18.0244	426,597
MFS®/Sun Life International Value Series	05	2005	12.4509	14.1453	430,562
MFS®/Sun Life International Value Series	05	2004	9.8638	12.4509	328,177
MFS®/Sun Life International Value Series	05	2003	7.4864	9.8638	265,677
MFS®/Sun Life International Value Series	05	2002	8.0724	7.4864	230,237
MFS®/Sun Life International Value Series	05	2001	9.5855	8.0724	236,598
MFS®/Sun Life International Value Series	05	2000	10.0000	9.5855	395,096

MFS®/Sun Life International Value Series	06	2006	14.0292	17.8494	150,233
MFS®/Sun Life International Value Series	06	2005	12.3675	14.0292	142,308
MFS®/Sun Life International Value Series	06	2004	9.8127	12.3675	126,373
MFS®/Sun Life International Value Series	06	2003	7.4589	9.8127	89,944
MFS®/Sun Life International Value Series	06	2002	8.0550	7.4589	75,783
MFS®/Sun Life International Value Series	06	2001	9.5795	8.0550	88,192
MFS®/Sun Life International Value Series	06	2000	10.0000	9.5795	116,665

MFS®/Sun Life International Value Series S Class	01	2006	16.5765	21.1627	0
MFS®/Sun Life International Value Series S Class	01	2005	14.5680	16.5765	0
MFS®/Sun Life International Value Series S Class	01	2004	11.5196	14.5680	0
MFS®/Sun Life International Value Series S Class	01	2003	8.7358	11.5196	0
MFS®/Sun Life International Value Series S Class	01	2002	9.3834	8.7358	0
MFS®/Sun Life International Value Series S Class	01	2001	10.0000	9.3834	0

MFS®/Sun Life International Value Series S Class	02	2006	16.4675	20.9917	47,041
MFS®/Sun Life International Value Series S Class	02	2005	14.4941	16.4675	45,280
MFS®/Sun Life International Value Series S Class	02	2004	11.4786	14.4941	32,060
MFS®/Sun Life International Value Series S Class	02	2003	8.7179	11.4786	34,051
MFS®/Sun Life International Value Series S Class	02	2002	9.3785	8.7179	27,487
MFS®/Sun Life International Value Series S Class	02	2001	10.0000	9.3785	935

MFS®/Sun Life International Value Series S Class	03	2006	16.3953	20.8787	0
MFS®/Sun Life International Value Series S Class	03	2005	14.4451	16.3953	0
MFS®/Sun Life International Value Series S Class	03	2004	11.4514	14.4451	0
MFS®/Sun Life International Value Series S Class	03	2003	8.7061	11.4514	0
MFS®/Sun Life International Value Series S Class	03	2002	9.3752	8.7061	0
MFS®/Sun Life International Value Series S Class	03	2001	10.0000	9.3752	0

MFS®/Sun Life International Value Series S Class	04	2006	16.3592	20.8222	45,895
MFS®/Sun Life International Value Series S Class	04	2005	14.4206	16.3592	35,331
MFS®/Sun Life International Value Series S Class	04	2004	11.4378	14.4206	23,283
MFS®/Sun Life International Value Series S Class	04	2003	8.7001	11.4378	15,234
MFS®/Sun Life International Value Series S Class	04	2002	9.3735	8.7001	8,018
MFS®/Sun Life International Value Series S Class	04	2001	10.0000	9.3735	1,282

MFS®/Sun Life International Value Series S Class	05	2006	16.2872	20.7096	29,139
MFS®/Sun Life International Value Series S Class	05	2005	14.3717	16.2872	24,855
MFS®/Sun Life International Value Series S Class	05	2004	11.4106	14.3717	18,984
MFS®/Sun Life International Value Series S Class	05	2003	8.6882	11.4106	14,544
MFS®/Sun Life International Value Series S Class	05	2002	9.3702	8.6882	6,025
MFS®/Sun Life International Value Series S Class	05	2001	10.0000	9.3702	441

MFS®/Sun Life International Value Series S Class	06	2006	16.1799	20.5419	69,502
MFS®/Sun Life International Value Series S Class	06	2005	14.2986	16.1799	59,546
MFS®/Sun Life International Value Series S Class	06	2004	11.3699	14.2986	48,450
MFS®/Sun Life International Value Series S Class	06	2003	8.6704	11.3699	21,759
MFS®/Sun Life International Value Series S Class	06	2002	9.3653	8.6704	19,212
MFS®/Sun Life International Value Series S Class	06	2001	10.0000	9.3653	2,235

MFS®/Sun Life Massachusetts Investors Growth Series	01	2006	6.3210	6.7377	56,957
MFS®/Sun Life Massachusetts Investors Growth Series	01	2005	6.1172	6.3210	56,957
MFS®/Sun Life Massachusetts Investors Growth Series	01	2004	5.6375	6.1172	56,957
MFS®/Sun Life Massachusetts Investors Growth Series	01	2003	4.6150	5.6375	56,957
MFS®/Sun Life Massachusetts Investors Growth Series	01	2002	6.4797	4.6150	100,114
MFS®/Sun Life Massachusetts Investors Growth Series	01	2001	8.7153	6.4797	106,297
MFS®/Sun Life Massachusetts Investors Growth Series	01	2000	10.0000	8.7153	41,788

MFS®/Sun Life Massachusetts Investors Growth Series	02	2006	6.2690	6.6721	1,525,155
MFS®/Sun Life Massachusetts Investors Growth Series	02	2005	6.0760	6.2690	1,621,469
MFS®/Sun Life Massachusetts Investors Growth Series	02	2004	5.6080	6.0760	1,852,691
MFS®/Sun Life Massachusetts Investors Growth Series	02	2003	4.5979	5.6080	2,091,078
MFS®/Sun Life Massachusetts Investors Growth Series	02	2002	6.4655	4.5979	2,228,096
MFS®/Sun Life Massachusetts Investors Growth Series	02	2001	8.7094	6.4655	2,636,139
MFS®/Sun Life Massachusetts Investors Growth Series	02	2000	10.0000	8.7094	825,447

MFS®/Sun Life Massachusetts Investors Growth Series	03	2006	6.3012	6.6997	174,518
MFS®/Sun Life Massachusetts Investors Growth Series	03	2005	6.1135	6.3012	255,908
MFS®/Sun Life Massachusetts Investors Growth Series	03	2004	5.6483	6.1135	285,847
MFS®/Sun Life Massachusetts Investors Growth Series	03	2003	4.6356	5.6483	460,872
MFS®/Sun Life Massachusetts Investors Growth Series	03	2002	6.5251	4.6356	444,541
MFS®/Sun Life Massachusetts Investors Growth Series	03	2001	8.7987	6.5251	494,984
MFS®/Sun Life Massachusetts Investors Growth Series	03	2000	10.0000	8.7987	147,610

MFS®/Sun Life Massachusetts Investors Growth Series	04	2006	6.2173	6.6071	1,998,805
MFS®/Sun Life Massachusetts Investors Growth Series	04	2005	6.0351	6.2173	2,356,316
MFS®/Sun Life Massachusetts Investors Growth Series	04	2004	5.5787	6.0351	3,047,723
MFS®/Sun Life Massachusetts Investors Growth Series	04	2003	4.5808	5.5787	3,412,410
MFS®/Sun Life Massachusetts Investors Growth Series	04	2002	6.4512	4.5808	3,545,907
MFS®/Sun Life Massachusetts Investors Growth Series	04	2001	8.7036	6.4512	4,369,839
MFS®/Sun Life Massachusetts Investors Growth Series	04	2000	10.0000	8.7036	1,222,281

MFS®/Sun Life Massachusetts Investors Growth Series	05	2006	6.1830	6.5640	4,619,671
MFS®/Sun Life Massachusetts Investors Growth Series	05	2005	6.0078	6.1830	5,377,332
MFS®/Sun Life Massachusetts Investors Growth Series	05	2004	5.5592	6.0078	6,238,492
MFS®/Sun Life Massachusetts Investors Growth Series	05	2003	4.5694	5.5592	7,039,270
MFS®/Sun Life Massachusetts Investors Growth Series	05	2002	6.4418	4.5694	7,600,871
MFS®/Sun Life Massachusetts Investors Growth Series	05	2001	8.6997	6.4418	8,975,003
MFS®/Sun Life Massachusetts Investors Growth Series	05	2000	10.0000	8.6997	3,410,945

MFS®/Sun Life Massachusetts Investors Growth Series	06	2006	6.1319	6.4999	1,467,452
MFS®/Sun Life Massachusetts Investors Growth Series	06	2005	5.9672	6.1319	1,677,685
MFS®/Sun Life Massachusetts Investors Growth Series	06	2004	5.5301	5.9672	1,896,782
MFS®/Sun Life Massachusetts Investors Growth Series	06	2003	4.5524	5.5301	2,129,544
MFS®/Sun Life Massachusetts Investors Growth Series	06	2002	6.4275	4.5524	2,217,096
MFS®/Sun Life Massachusetts Investors Growth Series	06	2001	8.6939	6.4275	2,735,366
MFS®/Sun Life Massachusetts Investors Growth Series	06	2000	10.0000	8.6939	835,704

MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2006	9.4532	10.0529	9,668
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2005	9.1675	9.4532	22,783
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2004	8.4680	9.1675	30,216
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2003	6.9628	8.4680	32,727
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2002	9.7841	6.9628	25,610
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2001	10.0000	9.7841	0

MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2006	9.3910	9.9717	353,837
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2005	9.1210	9.3910	405,299
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2004	8.4379	9.1210	440,008
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2003	6.9485	8.4379	484,851
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2002	9.7790	6.9485	474,378
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2001	10.0000	9.7790	127,984

MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2006	9.3499	9.9180	0
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2005	9.0902	9.3499	0
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2004	8.4179	9.0902	0
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2003	6.9391	8.4179	0
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2002	9.7756	6.9391	0
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2001	10.0000	9.7756	0

MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2006	9.3293	9.8911	297,468
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2005	9.0747	9.3293	327,400
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2004	8.4079	9.0747	369,707
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2003	6.9343	8.4079	420,037
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2002	9.7738	6.9343	398,428
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2001	10.0000	9.7738	136,909

MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2006	9.2882	9.8376	283,344
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2005	9.0439	9.2882	331,368
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2004	8.3879	9.0439	383,120
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2003	6.9248	8.3879	400,408
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2002	9.7704	6.9248	392,836
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2001	10.0000	9.7704	119,150

MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2006	9.2270	9.7579	484,106
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2005	8.9979	9.2270	560,673
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2004	8.3579	8.9979	630,417
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2003	6.9106	8.3579	722,103
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2002	9.7653	6.9106	587,666
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2001	10.0000	9.7653	180,720

MFS®/Sun Life Massachusetts Investors Trust Series	01	2006	9.0996	10.2074	147,133
MFS®/Sun Life Massachusetts Investors Trust Series	01	2005	8.5338	9.0996	149,573
MFS®/Sun Life Massachusetts Investors Trust Series	01	2004	7.6975	8.5338	151,636
MFS®/Sun Life Massachusetts Investors Trust Series	01	2003	6.3299	7.6975	133,694
MFS®/Sun Life Massachusetts Investors Trust Series	01	2002	8.1167	6.3299	143,884
MFS®/Sun Life Massachusetts Investors Trust Series	01	2001	9.7298	8.1167	169,670
MFS®/Sun Life Massachusetts Investors Trust Series	01	2000	10.0000	9.7298	0

MFS®/Sun Life Massachusetts Investors Trust Series	02	2006	9.0247	10.1080	1,688,612
MFS®/Sun Life Massachusetts Investors Trust Series	02	2005	8.4763	9.0247	1,960,620
MFS®/Sun Life Massachusetts Investors Trust Series	02	2004	7.6573	8.4763	2,272,434
MFS®/Sun Life Massachusetts Investors Trust Series	02	2003	6.3064	7.6573	2,500,230
MFS®/Sun Life Massachusetts Investors Trust Series	02	2002	8.0989	6.3064	2,738,808
MFS®/Sun Life Massachusetts Investors Trust Series	02	2001	9.7233	8.0989	2,859,591
MFS®/Sun Life Massachusetts Investors Trust Series	02	2000	10.0000	9.7233	662,105

MFS®/Sun Life Massachusetts Investors Trust Series	03	2006	8.9751	10.0423	130,294
MFS®/Sun Life Massachusetts Investors Trust Series	03	2005	8.4382	8.9751	135,995
MFS®/Sun Life Massachusetts Investors Trust Series	03	2004	7.6306	8.4382	134,418
MFS®/Sun Life Massachusetts Investors Trust Series	03	2003	6.2908	7.6306	196,418
MFS®/Sun Life Massachusetts Investors Trust Series	03	2002	8.0871	6.2908	251,705
MFS®/Sun Life Massachusetts Investors Trust Series	03	2001	9.7190	8.0871	287,352
MFS®/Sun Life Massachusetts Investors Trust Series	03	2000	10.0000	9.7190	106,576

MFS®/Sun Life Massachusetts Investors Trust Series	04	2006	8.9503	10.0095	1,880,173
MFS®/Sun Life Massachusetts Investors Trust Series	04	2005	8.4192	8.9503	2,104,263
MFS®/Sun Life Massachusetts Investors Trust Series	04	2004	7.6173	8.4192	2,472,605
MFS®/Sun Life Massachusetts Investors Trust Series	04	2003	6.2830	7.6173	2,710,295
MFS®/Sun Life Massachusetts Investors Trust Series	04	2002	8.0811	6.2830	2,993,671
MFS®/Sun Life Massachusetts Investors Trust Series	04	2001	9.7168	8.0811	3,238,308
MFS®/Sun Life Massachusetts Investors Trust Series	04	2000	10.0000	9.7168	744,449

MFS®/Sun Life Massachusetts Investors Trust Series	05	2006	8.9010	9.9443	4,177,886
MFS®/Sun Life Massachusetts Investors Trust Series	05	2005	8.3813	8.9010	4,703,546
MFS®/Sun Life Massachusetts Investors Trust Series	05	2004	7.5907	8.3813	5,259,870
MFS®/Sun Life Massachusetts Investors Trust Series	05	2003	6.2674	7.5907	5,757,625
MFS®/Sun Life Massachusetts Investors Trust Series	05	2002	8.0693	6.2674	6,256,339
MFS®/Sun Life Massachusetts Investors Trust Series	05	2001	9.7124	8.0693	7,010,803
MFS®/Sun Life Massachusetts Investors Trust Series	05	2000	10.0000	9.7124	1,982,246

MFS®/Sun Life Massachusetts Investors Trust Series	06	2006	8.8275	9.8472	1,606,251
MFS®/Sun Life Massachusetts Investors Trust Series	06	2005	8.3247	8.8275	1,847,543
MFS®/Sun Life Massachusetts Investors Trust Series	06	2004	7.5509	8.3247	2,133,775
MFS®/Sun Life Massachusetts Investors Trust Series	06	2003	6.2440	7.5509	2,342,416
MFS®/Sun Life Massachusetts Investors Trust Series	06	2002	8.0515	6.2440	2,414,054
MFS®/Sun Life Massachusetts Investors Trust Series	06	2001	9.7059	8.0515	2,739,233
MFS®/Sun Life Massachusetts Investors Trust Series	06	2000	10.0000	9.7059	623,357

MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2006	10.7421	12.0218	24,185
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2005	10.1010	10.7421	25,026
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2004	9.1313	10.1010	24,039
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2003	7.5324	9.1313	1,350
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2002	9.6794	7.5324	1,382
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2001	10.0000	9.6794	0

MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2006	10.6715	11.9247	560,748
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2005	10.0497	10.6715	625,404
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2004	9.0988	10.0497	711,492
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2003	7.5170	9.0988	746,877
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2002	9.6743	7.5170	723,444
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2001	10.0000	9.6743	208,906

MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2006	10.6247	11.8604	0
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2005	10.0157	10.6247	0
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2004	9.0772	10.0157	0
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2003	7.5068	9.0772	0
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2002	9.6709	7.5068	0
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2001	10.0000	9.6709	0

MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2006	10.6013	11.8283	437,794
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2005	9.9987	10.6013	529,631
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2004	9.0664	9.9987	582,998
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2003	7.5016	9.0664	608,075
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2002	9.6692	7.5016	600,012
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2001	10.0000	9.6692	153,154

MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2006	10.5546	11.7644	461,051
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2005	9.9648	10.5546	509,479
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2004	9.0449	9.9648	568,430
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2003	7.4914	9.0449	615,935
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2002	9.6658	7.4914	662,683
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2001	10.0000	9.6658	209,644

MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2006	10.4850	11.6691	686,426
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2005	9.9141	10.4850	778,230
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2004	9.0126	9.9141	853,474
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2003	7.4760	9.0126	928,277
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2002	9.6607	7.4760	879,361
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2001	10.0000	9.6607	283,243

MFS®/Sun Life Mid Cap Growth Series	01	2006	5.8203	5.8972	0
MFS®/Sun Life Mid Cap Growth Series	01	2005	5.7020	5.8203	0
MFS®/Sun Life Mid Cap Growth Series	01	2004	5.0249	5.7020	0
MFS®/Sun Life Mid Cap Growth Series	01	2003	3.6813	5.0249	0
MFS®/Sun Life Mid Cap Growth Series	01	2002	7.0372	3.6813	0
MFS®/Sun Life Mid Cap Growth Series	01	2001	9.2543	7.0372	0
MFS®/Sun Life Mid Cap Growth Series	01	2000	10.0000	9.2543	0

MFS®/Sun Life Mid Cap Growth Series	02	2006	5.7737	5.8410	431,320
MFS®/Sun Life Mid Cap Growth Series	02	2005	5.6648	5.7737	459,506
MFS®/Sun Life Mid Cap Growth Series	02	2004	4.9997	5.6648	461,018
MFS®/Sun Life Mid Cap Growth Series	02	2003	3.6684	4.9997	480,684
MFS®/Sun Life Mid Cap Growth Series	02	2002	7.0233	3.6684	395,585
MFS®/Sun Life Mid Cap Growth Series	02	2001	9.2502	7.0233	432,823
MFS®/Sun Life Mid Cap Growth Series	02	2000	10.0000	9.2502	34,282

MFS®/Sun Life Mid Cap Growth Series	03	2006	5.7428	5.8039	52,011
MFS®/Sun Life Mid Cap Growth Series	03	2005	5.6402	5.7428	139,075
MFS®/Sun Life Mid Cap Growth Series	03	2004	4.9830	5.6402	152,486
MFS®/Sun Life Mid Cap Growth Series	03	2003	3.6599	4.9830	178,258
MFS®/Sun Life Mid Cap Growth Series	03	2002	7.0141	3.6599	86,130
MFS®/Sun Life Mid Cap Growth Series	03	2001	9.2475	7.0141	166,380
MFS®/Sun Life Mid Cap Growth Series	03	2000	10.0000	9.2475	32,880

MFS®/Sun Life Mid Cap Growth Series	04	2006	5.7273	5.7854	617,836
MFS®/Sun Life Mid Cap Growth Series	04	2005	5.6279	5.7273	787,096
MFS®/Sun Life Mid Cap Growth Series	04	2004	4.9747	5.6279	953,545
MFS®/Sun Life Mid Cap Growth Series	04	2003	3.6556	4.9747	991,837
MFS®/Sun Life Mid Cap Growth Series	04	2002	7.0095	3.6556	765,488
MFS®/Sun Life Mid Cap Growth Series	04	2001	9.2461	7.0095	759,584
MFS®/Sun Life Mid Cap Growth Series	04	2000	10.0000	9.2461	135,289

MFS®/Sun Life Mid Cap Growth Series	05	2006	5.6966	5.7485	1,056,522
MFS®/Sun Life Mid Cap Growth Series	05	2005	5.6034	5.6966	1,256,731
MFS®/Sun Life Mid Cap Growth Series	05	2004	4.9580	5.6034	1,403,084
MFS®/Sun Life Mid Cap Growth Series	05	2003	3.6470	4.9580	1,359,098
MFS®/Sun Life Mid Cap Growth Series	05	2002	7.0002	3.6470	1,074,028
MFS®/Sun Life Mid Cap Growth Series	05	2001	9.2433	7.0002	1,086,103
MFS®/Sun Life Mid Cap Growth Series	05	2000	10.0000	9.2433	257,499

MFS®/Sun Life Mid Cap Growth Series	06	2006	5.6508	5.6936	449,606
MFS®/Sun Life Mid Cap Growth Series	06	2005	5.5667	5.6508	456,382
MFS®/Sun Life Mid Cap Growth Series	06	2004	4.9332	5.5667	528,517
MFS®/Sun Life Mid Cap Growth Series	06	2003	3.6342	4.9332	465,925
MFS®/Sun Life Mid Cap Growth Series	06	2002	6.9863	3.6342	394,996
MFS®/Sun Life Mid Cap Growth Series	06	2001	9.2392	6.9863	430,207
MFS®/Sun Life Mid Cap Growth Series	06	2000	10.0000	9.2392	44,338

MFS®/Sun Life Mid Cap Growth Series S Class	01	2006	7.9045	7.9974	6,904
MFS®/Sun Life Mid Cap Growth Series S Class	01	2005	7.7683	7.9045	8,292
MFS®/Sun Life Mid Cap Growth Series S Class	01	2004	6.8661	7.7683	10,253
MFS®/Sun Life Mid Cap Growth Series S Class	01	2003	5.0501	6.8661	12,869
MFS®/Sun Life Mid Cap Growth Series S Class	01	2002	9.6555	5.0501	23,575
MFS®/Sun Life Mid Cap Growth Series S Class	01	2001	10.0000	9.6555	0

MFS®/Sun Life Mid Cap Growth Series S Class	02	2006	7.8524	7.9328	265,180
MFS®/Sun Life Mid Cap Growth Series S Class	02	2005	7.7288	7.8524	265,474
MFS®/Sun Life Mid Cap Growth Series S Class	02	2004	6.8416	7.7288	312,839
MFS®/Sun Life Mid Cap Growth Series S Class	02	2003	5.0397	6.8416	365,969
MFS®/Sun Life Mid Cap Growth Series S Class	02	2002	9.6504	5.0397	334,570
MFS®/Sun Life Mid Cap Growth Series S Class	02	2001	10.0000	9.6504	68,340

MFS®/Sun Life Mid Cap Growth Series S Class	03	2006	7.8180	7.8900	0
MFS®/Sun Life Mid Cap Growth Series S Class	03	2005	7.7027	7.8180	0
MFS®/Sun Life Mid Cap Growth Series S Class	03	2004	6.8254	7.7027	0
MFS®/Sun Life Mid Cap Growth Series S Class	03	2003	5.0329	6.8254	0
MFS®/Sun Life Mid Cap Growth Series S Class	03	2002	9.6471	5.0329	0
MFS®/Sun Life Mid Cap Growth Series S Class	03	2001	10.0000	9.6471	0

MFS®/Sun Life Mid Cap Growth Series S Class	04	2006	7.8007	7.8686	197,615
MFS®/Sun Life Mid Cap Growth Series S Class	04	2005	7.6896	7.8007	209,972
MFS®/Sun Life Mid Cap Growth Series S Class	04	2004	6.8173	7.6896	235,067
MFS®/Sun Life Mid Cap Growth Series S Class	04	2003	5.0294	6.8173	223,375
MFS®/Sun Life Mid Cap Growth Series S Class	04	2002	9.6454	5.0294	218,224
MFS®/Sun Life Mid Cap Growth Series S Class	04	2001	10.0000	9.6454	58,436

MFS®/Sun Life Mid Cap Growth Series S Class	05	2006	7.7664	7.8261	184,970
MFS®/Sun Life Mid Cap Growth Series S Class	05	2005	7.6635	7.7664	222,110
MFS®/Sun Life Mid Cap Growth Series S Class	05	2004	6.8010	7.6635	266,087
MFS®/Sun Life Mid Cap Growth Series S Class	05	2003	5.0225	6.8010	289,552
MFS®/Sun Life Mid Cap Growth Series S Class	05	2002	9.6420	5.0225	296,162
MFS®/Sun Life Mid Cap Growth Series S Class	05	2001	10.0000	9.6420	73,829

MFS®/Sun Life Mid Cap Growth Series S Class	06	2006	7.7152	7.7627	231,398
MFS®/Sun Life Mid Cap Growth Series S Class	06	2005	7.6245	7.7152	282,688
MFS®/Sun Life Mid Cap Growth Series S Class	06	2004	6.7768	7.6245	358,960
MFS®/Sun Life Mid Cap Growth Series S Class	06	2003	5.0122	6.7768	413,368
MFS®/Sun Life Mid Cap Growth Series S Class	06	2002	9.6369	5.0122	375,432
MFS®/Sun Life Mid Cap Growth Series S Class	06	2001	10.0000	9.6369	97,209

MFS®/Sun Life Mid Cap Value Series S Class	01	2006	13.1823	14.4878	0
MFS®/Sun Life Mid Cap Value Series S Class	01	2005	12.3974	13.1823	0
MFS®/Sun Life Mid Cap Value Series S Class	01	2004	10.2857	12.3974	0
MFS®/Sun Life Mid Cap Value Series S Class	01	2003	7.8765	10.2857	0
MFS®/Sun Life Mid Cap Value Series S Class	01	2002	10.0000	7.8765	0

MFS®/Sun Life Mid Cap Value Series S Class	02	2006	13.1090	14.3855	39,287
MFS®/Sun Life Mid Cap Value Series S Class	02	2005	12.3471	13.1090	73,623
MFS®/Sun Life Mid Cap Value Series S Class	02	2004	10.2596	12.3471	69,805
MFS®/Sun Life Mid Cap Value Series S Class	02	2003	7.8685	10.2596	23,831
MFS®/Sun Life Mid Cap Value Series S Class	02	2002	10.0000	7.8685	11,063

MFS®/Sun Life Mid Cap Value Series S Class	03	2006	13.0604	14.3177	0
MFS®/Sun Life Mid Cap Value Series S Class	03	2005	12.3138	13.0604	0
MFS®/Sun Life Mid Cap Value Series S Class	03	2004	10.2423	12.3138	0
MFS®/Sun Life Mid Cap Value Series S Class	03	2003	7.8631	10.2423	0
MFS®/Sun Life Mid Cap Value Series S Class	03	2002	10.0000	7.8631	0

MFS®/Sun Life Mid Cap Value Series S Class	04	2006	13.0361	14.2839	22,723
MFS®/Sun Life Mid Cap Value Series S Class	04	2005	12.2971	13.0361	22,181
MFS®/Sun Life Mid Cap Value Series S Class	04	2004	10.2336	12.2971	15,132
MFS®/Sun Life Mid Cap Value Series S Class	04	2003	7.8605	10.2336	6,334
MFS®/Sun Life Mid Cap Value Series S Class	04	2002	10.0000	7.8605	380

MFS®/Sun Life Mid Cap Value Series S Class	05	2006	12.9877	14.2164	27,564
MFS®/Sun Life Mid Cap Value Series S Class	05	2005	12.2638	12.9877	17,105
MFS®/Sun Life Mid Cap Value Series S Class	05	2004	10.2163	12.2638	19,118
MFS®/Sun Life Mid Cap Value Series S Class	05	2003	7.8551	10.2163	13,380
MFS®/Sun Life Mid Cap Value Series S Class	05	2002	10.0000	7.8551	4,030

MFS®/Sun Life Mid Cap Value Series S Class	06	2006	12.9153	14.1157	68,056
MFS®/Sun Life Mid Cap Value Series S Class	06	2005	12.2140	12.9153	72,039
MFS®/Sun Life Mid Cap Value Series S Class	06	2004	10.1903	12.2140	52,662
MFS®/Sun Life Mid Cap Value Series S Class	06	2003	7.8470	10.1903	28,831
MFS®/Sun Life Mid Cap Value Series S Class	06	2002	10.0000	7.8470	3,925

MFS®/Sun Life Money Market Series	01	2006	10.6575	11.0359	68,175
MFS®/Sun Life Money Market Series	01	2005	10.4798	10.6575	15,914
MFS®/Sun Life Money Market Series	01	2004	10.4992	10.4798	15,914
MFS®/Sun Life Money Market Series	01	2003	10.5389	10.4992	95,047
MFS®/Sun Life Money Market Series	01	2002	10.5114	10.5389	155,666
MFS®/Sun Life Money Market Series	01	2001	10.2311	10.5114	79,558
MFS®/Sun Life Money Market Series	01	2000	10.0000	10.2311	16,332

MFS®/Sun Life Money Market Series	02	2006	10.5696	10.9284	470,450
MFS®/Sun Life Money Market Series	02	2005	10.4092	10.5696	494,513
MFS®/Sun Life Money Market Series	02	2004	10.4444	10.4092	571,103
MFS®/Sun Life Money Market Series	02	2003	10.4998	10.4444	686,478
MFS®/Sun Life Money Market Series	02	2002	10.4883	10.4998	993,214
MFS®/Sun Life Money Market Series	02	2001	10.2242	10.4883	1,040,145
MFS®/Sun Life Money Market Series	02	2000	10.0000	10.2242	156,253

MFS®/Sun Life Money Market Series	03	2006	10.5116	10.8574	12,103
MFS®/Sun Life Money Market Series	03	2005	10.3624	10.5116	10,781
MFS®/Sun Life Money Market Series	03	2004	10.4080	10.3624	79,067
MFS®/Sun Life Money Market Series	03	2003	10.4738	10.4080	34,522
MFS®/Sun Life Money Market Series	03	2002	10.4730	10.4738	36,712
MFS®/Sun Life Money Market Series	03	2001	10.2197	10.4730	123,279
MFS®/Sun Life Money Market Series	03	2000	10.0000	10.2197	0

MFS®/Sun Life Money Market Series	04	2006	10.4825	10.8220	436,329
MFS®/Sun Life Money Market Series	04	2005	10.3391	10.4825	451,628
MFS®/Sun Life Money Market Series	04	2004	10.3898	10.3391	439,703
MFS®/Sun Life Money Market Series	04	2003	10.4608	10.3898	641,288
MFS®/Sun Life Money Market Series	04	2002	10.4653	10.4608	1,204,430
MFS®/Sun Life Money Market Series	04	2001	10.2174	10.4653	960,391
MFS®/Sun Life Money Market Series	04	2000	10.0000	10.2174	136,521

MFS®/Sun Life Money Market Series	05	2006	10.4247	10.7514	837,499
MFS®/Sun Life Money Market Series	05	2005	10.2924	10.4247	871,103
MFS®/Sun Life Money Market Series	05	2004	10.3535	10.2924	988,142
MFS®/Sun Life Money Market Series	05	2003	10.4349	10.3535	1,435,343
MFS®/Sun Life Money Market Series	05	2002	10.4499	10.4349	2,229,770
MFS®/Sun Life Money Market Series	05	2001	10.2127	10.4499	1,927,332
MFS®/Sun Life Money Market Series	05	2000	10.0000	10.2127	324,280

MFS®/Sun Life Money Market Series	06	2006	10.3386	10.6464	488,418
MFS®/Sun Life Money Market Series	06	2005	10.2229	10.3386	514,552
MFS®/Sun Life Money Market Series	06	2004	10.2993	10.2229	608,476
MFS®/Sun Life Money Market Series	06	2003	10.3960	10.2993	672,274
MFS®/Sun Life Money Market Series	06	2002	10.4269	10.3960	1,078,038
MFS®/Sun Life Money Market Series	06	2001	10.2059	10.4269	1,066,254
MFS®/Sun Life Money Market Series	06	2000	10.0000	10.2059	204,046

MFS®/Sun Life Money Market Series S Class	01	2006	10.0776	10.4095	6,577
MFS®/Sun Life Money Market Series S Class	01	2005	9.9344	10.0776	10,136
MFS®/Sun Life Money Market Series S Class	01	2004	9.9777	9.9344	14,033
MFS®/Sun Life Money Market Series S Class	01	2003	10.0405	9.9777	17,847
MFS®/Sun Life Money Market Series S Class	01	2002	10.0392	10.0405	24,442
MFS®/Sun Life Money Market Series S Class	01	2001	10.0000	10.0392	0

MFS®/Sun Life Money Market Series S Class	02	2006	10.0113	10.3253	131,903
MFS®/Sun Life Money Market Series S Class	02	2005	9.8840	10.0113	156,675
MFS®/Sun Life Money Market Series S Class	02	2004	9.9422	9.8840	155,811
MFS®/Sun Life Money Market Series S Class	02	2003	10.0200	9.9422	271,380
MFS®/Sun Life Money Market Series S Class	02	2002	10.0340	10.0200	418,388
MFS®/Sun Life Money Market Series S Class	02	2001	10.0000	10.0340	191,267

MFS®/Sun Life Money Market Series S Class	03	2006	9.9675	10.2697	0
MFS®/Sun Life Money Market Series S Class	03	2005	9.8506	9.9675	0
MFS®/Sun Life Money Market Series S Class	03	2004	9.9187	9.8506	0
MFS®/Sun Life Money Market Series S Class	03	2003	10.0064	9.9187	0
MFS®/Sun Life Money Market Series S Class	03	2002	10.0305	10.0064	0
MFS®/Sun Life Money Market Series S Class	03	2001	10.0000	10.0305	0

MFS®/Sun Life Money Market Series S Class	04	2006	9.9455	10.2419	90,774
MFS®/Sun Life Money Market Series S Class	04	2005	9.8339	9.9455	104,239
MFS®/Sun Life Money Market Series S Class	04	2004	9.9069	9.8339	125,722
MFS®/Sun Life Money Market Series S Class	04	2003	9.9996	9.9069	164,909
MFS®/Sun Life Money Market Series S Class	04	2002	10.0287	9.9996	218,882
MFS®/Sun Life Money Market Series S Class	04	2001	10.0000	10.0287	49,528

MFS®/Sun Life Money Market Series S Class	05	2006	9.9018	10.1866	129,351
MFS®/Sun Life Money Market Series S Class	05	2005	9.8006	9.9018	144,880
MFS®/Sun Life Money Market Series S Class	05	2004	9.8834	9.8006	173,396
MFS®/Sun Life Money Market Series S Class	05	2003	9.9859	9.8834	279,830
MFS®/Sun Life Money Market Series S Class	05	2002	10.0252	9.9859	218,587
MFS®/Sun Life Money Market Series S Class	05	2001	10.0000	10.0252	141,647

MFS®/Sun Life Money Market Series S Class	06	2006	9.8365	10.1041	252,663
MFS®/Sun Life Money Market Series S Class	06	2005	9.7508	9.8365	249,504
MFS®/Sun Life Money Market Series S Class	06	2004	9.8482	9.7508	235,310
MFS®/Sun Life Money Market Series S Class	06	2003	9.9655	9.8482	289,189
MFS®/Sun Life Money Market Series S Class	06	2002	10.0199	9.9655	617,199
MFS®/Sun Life Money Market Series S Class	06	2001	10.0000	10.0199	130,909

MFS®/Sun Life New Discovery Series	01	2006	7.8983	8.8494	38,049
MFS®/Sun Life New Discovery Series	01	2005	7.5831	7.8983	53,443
MFS®/Sun Life New Discovery Series	01	2004	7.1264	7.5831	54,287
MFS®/Sun Life New Discovery Series	01	2003	5.3207	7.1264	40,136
MFS®/Sun Life New Discovery Series	01	2002	8.0770	5.3207	43,608
MFS®/Sun Life New Discovery Series	01	2001	8.5987	8.0770	50,623
MFS®/Sun Life New Discovery Series	01	2000	10.0000	8.5987	0

MFS®/Sun Life New Discovery Series	02	2006	7.8331	8.7631	647,495
MFS®/Sun Life New Discovery Series	02	2005	7.5319	7.8331	711,348
MFS®/Sun Life New Discovery Series	02	2004	7.0890	7.5319	787,454
MFS®/Sun Life New Discovery Series	02	2003	5.3008	7.0890	822,989
MFS®/Sun Life New Discovery Series	02	2002	8.0592	5.3008	901,138
MFS®/Sun Life New Discovery Series	02	2001	8.5929	8.0592	831,360
MFS®/Sun Life New Discovery Series	02	2000	10.0000	8.5929	228,703

MFS®/Sun Life New Discovery Series	03	2006	7.7900	8.7061	139,990
MFS®/Sun Life New Discovery Series	03	2005	7.4980	7.7900	150,848
MFS®/Sun Life New Discovery Series	03	2004	7.0643	7.4980	152,016
MFS®/Sun Life New Discovery Series	03	2003	5.2877	7.0643	206,314
MFS®/Sun Life New Discovery Series	03	2002	8.0473	5.2877	182,505
MFS®/Sun Life New Discovery Series	03	2001	8.5889	8.0473	152,692
MFS®/Sun Life New Discovery Series	03	2000	10.0000	8.5889	96,431

MFS®/Sun Life New Discovery Series	04	2006	7.7685	8.6776	537,575
MFS®/Sun Life New Discovery Series	04	2005	7.4810	7.7685	630,313
MFS®/Sun Life New Discovery Series	04	2004	7.0519	7.4810	765,837
MFS®/Sun Life New Discovery Series	04	2003	5.2811	7.0519	813,036
MFS®/Sun Life New Discovery Series	04	2002	8.0414	5.2811	834,639
MFS®/Sun Life New Discovery Series	04	2001	8.5870	8.0414	944,749
MFS®/Sun Life New Discovery Series	04	2000	10.0000	8.5870	333,331

MFS®/Sun Life New Discovery Series	05	2006	7.7255	8.6209	1,388,427
MFS®/Sun Life New Discovery Series	05	2005	7.4472	7.7255	1,603,535
MFS®/Sun Life New Discovery Series	05	2004	7.0272	7.4472	1,875,631
MFS®/Sun Life New Discovery Series	05	2003	5.2679	7.0272	1,960,188
MFS®/Sun Life New Discovery Series	05	2002	8.0295	5.2679	2,151,269
MFS®/Sun Life New Discovery Series	05	2001	8.5831	8.0295	2,219,924
MFS®/Sun Life New Discovery Series	05	2000	10.0000	8.5831	830,845

MFS®/Sun Life New Discovery Series	06	2006	7.6616	8.5367	585,474
MFS®/Sun Life New Discovery Series	06	2005	7.3968	7.6616	670,955
MFS®/Sun Life New Discovery Series	06	2004	6.9903	7.3968	755,691
MFS®/Sun Life New Discovery Series	06	2003	5.2482	6.9903	772,874
MFS®/Sun Life New Discovery Series	06	2002	8.0117	5.2482	858,897
MFS®/Sun Life New Discovery Series	06	2001	8.5772	8.0117	862,726
MFS®/Sun Life New Discovery Series	06	2000	10.0000	8.5772	274,903

MFS®/Sun Life New Discovery Series S Class	01	2006	9.9889	11.1646	14,837
MFS®/Sun Life New Discovery Series S Class	01	2005	9.6131	9.9889	15,770
MFS®/Sun Life New Discovery Series S Class	01	2004	9.0568	9.6131	15,136
MFS®/Sun Life New Discovery Series S Class	01	2003	6.7759	9.0568	2,713
MFS®/Sun Life New Discovery Series S Class	01	2002	10.3171	6.7759	8,240
MFS®/Sun Life New Discovery Series S Class	01	2001	10.0000	10.3171	0

MFS®/Sun Life New Discovery Series S Class	02	2006	9.9232	11.0744	247,748
MFS®/Sun Life New Discovery Series S Class	02	2005	9.5643	9.9232	265,460
MFS®/Sun Life New Discovery Series S Class	02	2004	9.0246	9.5643	297,705
MFS®/Sun Life New Discovery Series S Class	02	2003	6.7620	9.0246	308,150
MFS®/Sun Life New Discovery Series S Class	02	2002	10.3117	6.7620	300,895
MFS®/Sun Life New Discovery Series S Class	02	2001	10.0000	10.3117	61,550

MFS®/Sun Life New Discovery Series S Class	03	2006	9.8797	11.0147	0
MFS®/Sun Life New Discovery Series S Class	03	2005	9.5319	9.8797	0
MFS®/Sun Life New Discovery Series S Class	03	2004	9.0032	9.5319	0
MFS®/Sun Life New Discovery Series S Class	03	2003	6.7528	9.0032	0
MFS®/Sun Life New Discovery Series S Class	03	2002	10.3081	6.7528	0
MFS®/Sun Life New Discovery Series S Class	03	2001	10.0000	10.3081	0

MFS®/Sun Life New Discovery Series S Class	04	2006	9.8579	10.9849	155,954
MFS®/Sun Life New Discovery Series S Class	04	2005	9.5158	9.8579	185,129
MFS®/Sun Life New Discovery Series S Class	04	2004	8.9925	9.5158	211,385
MFS®/Sun Life New Discovery Series S Class	04	2003	6.7482	8.9925	196,675
MFS®/Sun Life New Discovery Series S Class	04	2002	10.3063	6.7482	185,652
MFS®/Sun Life New Discovery Series S Class	04	2001	10.0000	10.3063	54,538

MFS®/Sun Life New Discovery Series S Class	05	2006	9.8145	10.9255	148,804
MFS®/Sun Life New Discovery Series S Class	05	2005	9.4835	9.8145	161,614
MFS®/Sun Life New Discovery Series S Class	05	2004	8.9711	9.4835	200,261
MFS®/Sun Life New Discovery Series S Class	05	2003	6.7389	8.9711	207,764
MFS®/Sun Life New Discovery Series S Class	05	2002	10.3026	6.7389	228,753
MFS®/Sun Life New Discovery Series S Class	05	2001	10.0000	10.3026	55,436

MFS®/Sun Life New Discovery Series S Class	06	2006	9.7498	10.8370	284,239
MFS®/Sun Life New Discovery Series S Class	06	2005	9.4352	9.7498	315,113
MFS®/Sun Life New Discovery Series S Class	06	2004	8.9391	9.4352	332,182
MFS®/Sun Life New Discovery Series S Class	06	2003	6.7251	8.9391	354,100
MFS®/Sun Life New Discovery Series S Class	06	2002	10.2972	6.7251	322,636
MFS®/Sun Life New Discovery Series S Class	06	2001	10.0000	10.2972	90,756

MFS®/Sun Life Research International Series	01	2006	11.6846	14.7461	0
MFS®/Sun Life Research International Series	01	2005	10.1254	11.6846	0
MFS®/Sun Life Research International Series	01	2004	8.4389	10.1254	0
MFS®/Sun Life Research International Series	01	2003	6.3680	8.4389	0
MFS®/Sun Life Research International Series	01	2002	7.2666	6.3680	0
MFS®/Sun Life Research International Series	01	2001	8.9251	7.2666	0
MFS®/Sun Life Research International Series	01	2000	10.0000	8.9251	0

MFS®/Sun Life Research International Series	02	2006	11.5882	14.6023	314,721
MFS®/Sun Life Research International Series	02	2005	10.0570	11.5882	292,282
MFS®/Sun Life Research International Series	02	2004	8.3947	10.0570	295,629
MFS®/Sun Life Research International Series	02	2003	6.3442	8.3947	313,117
MFS®/Sun Life Research International Series	02	2002	7.2505	6.3442	344,106
MFS®/Sun Life Research International Series	02	2001	8.9190	7.2505	350,771
MFS®/Sun Life Research International Series	02	2000	10.0000	8.9190	147,311

MFS®/Sun Life Research International Series	03	2006	11.5244	14.5073	114,279
MFS®/Sun Life Research International Series	03	2005	10.0118	11.5244	113,913
MFS®/Sun Life Research International Series	03	2004	8.3654	10.0118	114,859
MFS®/Sun Life Research International Series	03	2003	6.3285	8.3654	108,984
MFS®/Sun Life Research International Series	03	2002	7.2398	6.3285	137,859
MFS®/Sun Life Research International Series	03	2001	8.9149	7.2398	140,166
MFS®/Sun Life Research International Series	03	2000	10.0000	8.9149	75,847

MFS®/Sun Life Research International Series	04	2006	11.4926	14.4599	293,496
MFS®/Sun Life Research International Series	04	2005	9.9891	11.4926	270,989
MFS®/Sun Life Research International Series	04	2004	8.3507	9.9891	291,474
MFS®/Sun Life Research International Series	04	2003	6.3206	8.3507	289,102
MFS®/Sun Life Research International Series	04	2002	7.2345	6.3206	313,175
MFS®/Sun Life Research International Series	04	2001	8.9129	7.2345	421,744
MFS®/Sun Life Research International Series	04	2000	10.0000	8.9129	160,450

MFS®/Sun Life Research International Series	05	2006	11.4291	14.3655	871,731
MFS®/Sun Life Research International Series	05	2005	9.9441	11.4291	889,565
MFS®/Sun Life Research International Series	05	2004	8.3215	9.9441	964,759
MFS®/Sun Life Research International Series	05	2003	6.3049	8.3215	891,768
MFS®/Sun Life Research International Series	05	2002	7.2238	6.3049	1,037,328
MFS®/Sun Life Research International Series	05	2001	8.9088	7.2238	1,130,011
MFS®/Sun Life Research International Series	05	2000	10.0000	8.9088	459,368

MFS®/Sun Life Research International Series	06	2006	11.3346	14.2251	232,659
MFS®/Sun Life Research International Series	06	2005	9.8768	11.3346	222,139
MFS®/Sun Life Research International Series	06	2004	8.2778	9.8768	242,633
MFS®/Sun Life Research International Series	06	2003	6.2813	8.2778	228,023
MFS®/Sun Life Research International Series	06	2002	7.2078	6.2813	240,893
MFS®/Sun Life Research International Series	06	2001	8.9027	7.2078	270,557
MFS®/Sun Life Research International Series	06	2000	10.0000	8.9027	113,049

MFS®/Sun Life Research International Series S Class	01	2006	15.0071	18.9066	10,195
MFS®/Sun Life Research International Series S Class	01	2005	13.0458	15.0071	0
MFS®/Sun Life Research International Series S Class	01	2004	10.8944	13.0458	0
MFS®/Sun Life Research International Series S Class	01	2003	8.2488	10.8944	0
MFS®/Sun Life Research International Series S Class	01	2002	9.4289	8.2488	0
MFS®/Sun Life Research International Series S Class	01	2001	10.0000	9.4289	0

MFS®/Sun Life Research International Series S Class	02	2006	14.9084	18.7539	72,971
MFS®/Sun Life Research International Series S Class	02	2005	12.9797	14.9084	62,908
MFS®/Sun Life Research International Series S Class	02	2004	10.8557	12.9797	65,095
MFS®/Sun Life Research International Series S Class	02	2003	8.2320	10.8557	63,566
MFS®/Sun Life Research International Series S Class	02	2002	9.4240	8.2320	66,801
MFS®/Sun Life Research International Series S Class	02	2001	10.0000	9.4240	19,725

MFS®/Sun Life Research International Series S Class	03	2006	14.8431	18.6529	0
MFS®/Sun Life Research International Series S Class	03	2005	12.9358	14.8431	0
MFS®/Sun Life Research International Series S Class	03	2004	10.8299	12.9358	0
MFS®/Sun Life Research International Series S Class	03	2003	8.2208	10.8299	0
MFS®/Sun Life Research International Series S Class	03	2002	9.4207	8.2208	0
MFS®/Sun Life Research International Series S Class	03	2001	10.0000	9.4207	0

MFS®/Sun Life Research International Series S Class	04	2006	14.8104	18.6024	56,175
MFS®/Sun Life Research International Series S Class	04	2005	12.9138	14.8104	49,089
MFS®/Sun Life Research International Series S Class	04	2004	10.8171	12.9138	49,898
MFS®/Sun Life Research International Series S Class	04	2003	8.2151	10.8171	47,960
MFS®/Sun Life Research International Series S Class	04	2002	9.4190	8.2151	51,543
MFS®/Sun Life Research International Series S Class	04	2001	10.0000	9.4190	16,135

MFS®/Sun Life Research International Series S Class	05	2006	14.7452	18.5019	49,450
MFS®/Sun Life Research International Series S Class	05	2005	12.8701	14.7452	54,907
MFS®/Sun Life Research International Series S Class	05	2004	10.7913	12.8701	45,407
MFS®/Sun Life Research International Series S Class	05	2003	8.2039	10.7913	44,321
MFS®/Sun Life Research International Series S Class	05	2002	9.4157	8.2039	42,071
MFS®/Sun Life Research International Series S Class	05	2001	10.0000	9.4157	20,121

MFS®/Sun Life Research International Series S Class	06	2006	14.6480	18.3520	81,846
MFS®/Sun Life Research International Series S Class	06	2005	12.8046	14.6480	90,862
MFS®/Sun Life Research International Series S Class	06	2004	10.7529	12.8046	109,294
MFS®/Sun Life Research International Series S Class	06	2003	8.1871	10.7529	101,340
MFS®/Sun Life Research International Series S Class	06	2002	9.4108	8.1871	100,324
MFS®/Sun Life Research International Series S Class	06	2001	10.0000	9.4108	33,370

MFS®/Sun Life Research Series	01	2006	7.7990	8.5363	0
MFS®/Sun Life Research Series	01	2005	7.2935	7.7990	0
MFS®/Sun Life Research Series	01	2004	6.3605	7.2935	0
MFS®/Sun Life Research Series	01	2003	5.1267	6.3605	0
MFS®/Sun Life Research Series	01	2002	6.9178	5.1267	0
MFS®/Sun Life Research Series	01	2001	8.8897	6.9178	0
MFS®/Sun Life Research Series	01	2000	10.0000	8.8897	0

MFS®/Sun Life Research Series	02	2006	7.7348	8.4532	510,829
MFS®/Sun Life Research Series	02	2005	7.2444	7.7348	579,190
MFS®/Sun Life Research Series	02	2004	6.3274	7.2444	666,854
MFS®/Sun Life Research Series	02	2003	5.1077	6.3274	717,774
MFS®/Sun Life Research Series	02	2002	6.9027	5.1077	795,644
MFS®/Sun Life Research Series	02	2001	8.8839	6.9027	861,345
MFS®/Sun Life Research Series	02	2000	10.0000	8.8839	287,774

MFS®/Sun Life Research Series	03	2006	7.6924	8.3984	96,121
MFS®/Sun Life Research Series	03	2005	7.2120	7.6924	104,130
MFS®/Sun Life Research Series	03	2004	6.3054	7.2120	110,781
MFS®/Sun Life Research Series	03	2003	5.0951	6.3054	148,142
MFS®/Sun Life Research Series	03	2002	6.8926	5.0951	148,700
MFS®/Sun Life Research Series	03	2001	8.8800	6.8926	147,430
MFS®/Sun Life Research Series	03	2000	10.0000	8.8800	136,123

MFS®/Sun Life Research Series	04	2006	7.6712	8.3710	601,929
MFS®/Sun Life Research Series	04	2005	7.1957	7.6712	689,941
MFS®/Sun Life Research Series	04	2004	6.2944	7.1957	782,681
MFS®/Sun Life Research Series	04	2003	5.0888	6.2944	874,612
MFS®/Sun Life Research Series	04	2002	6.8876	5.0888	982,767
MFS®/Sun Life Research Series	04	2001	8.8780	6.8876	1,230,426
MFS®/Sun Life Research Series	04	2000	10.0000	8.8780	474,565

MFS®/Sun Life Research Series	05	2006	7.6290	8.3165	1,286,842
MFS®/Sun Life Research Series	05	2005	7.1634	7.6290	1,505,554
MFS®/Sun Life Research Series	05	2004	6.2725	7.1634	1,674,690
MFS®/Sun Life Research Series	05	2003	5.0763	6.2725	1,880,715
MFS®/Sun Life Research Series	05	2002	6.8776	5.0763	2,050,835
MFS®/Sun Life Research Series	05	2001	8.8742	6.8776	2,382,899
MFS®/Sun Life Research Series	05	2000	10.0000	8.8742	1,097,956

MFS®/Sun Life Research Series	06	2006	7.5661	8.2355	505,030
MFS®/Sun Life Research Series	06	2005	7.1151	7.5661	587,383
MFS®/Sun Life Research Series	06	2004	6.2398	7.1151	657,509
MFS®/Sun Life Research Series	06	2003	5.0574	6.2398	744,065
MFS®/Sun Life Research Series	06	2002	6.8625	5.0574	783,524
MFS®/Sun Life Research Series	06	2001	8.8684	6.8625	967,476
MFS®/Sun Life Research Series	06	2000	10.0000	8.8684	377,470

MFS®/Sun Life Research Series S Class	01	2006	10.7749	11.7683	0
MFS®/Sun Life Research Series S Class	01	2005	10.1045	10.7749	0
MFS®/Sun Life Research Series S Class	01	2004	8.8341	10.1045	0
MFS®/Sun Life Research Series S Class	01	2003	7.1379	8.8341	0
MFS®/Sun Life Research Series S Class	01	2002	9.6588	7.1379	0
MFS®/Sun Life Research Series S Class	01	2001	10.0000	9.6588	0

MFS®/Sun Life Research Series S Class	02	2006	10.7041	11.6732	120,205
MFS®/Sun Life Research Series S Class	02	2005	10.0533	10.7041	138,780
MFS®/Sun Life Research Series S Class	02	2004	8.8027	10.0533	139,745
MFS®/Sun Life Research Series S Class	02	2003	7.1233	8.8027	150,722
MFS®/Sun Life Research Series S Class	02	2002	9.6537	7.1233	135,114
MFS®/Sun Life Research Series S Class	02	2001	10.0000	9.6537	49,443

MFS®/Sun Life Research Series S Class	03	2006	10.6571	11.6103	0
MFS®/Sun Life Research Series S Class	03	2005	10.0193	10.6571	0
MFS®/Sun Life Research Series S Class	03	2004	8.7818	10.0193	0
MFS®/Sun Life Research Series S Class	03	2003	7.1136	8.7818	0
MFS®/Sun Life Research Series S Class	03	2002	9.6503	7.1136	0
MFS®/Sun Life Research Series S Class	03	2001	10.0000	9.6503	0

MFS®/Sun Life Research Series S Class	04	2006	10.6337	11.5789	47,126
MFS®/Sun Life Research Series S Class	04	2005	10.0023	10.6337	53,780
MFS®/Sun Life Research Series S Class	04	2004	8.7714	10.0023	60,824
MFS®/Sun Life Research Series S Class	04	2003	7.1088	8.7714	59,931
MFS®/Sun Life Research Series S Class	04	2002	9.6486	7.1088	55,570
MFS®/Sun Life Research Series S Class	04	2001	10.0000	9.6486	13,838

MFS®/Sun Life Research Series S Class	05	2006	10.5869	11.5163	65,679
MFS®/Sun Life Research Series S Class	05	2005	9.9683	10.5869	81,295
MFS®/Sun Life Research Series S Class	05	2004	8.7505	9.9683	90,676
MFS®/Sun Life Research Series S Class	05	2003	7.0991	8.7505	88,134
MFS®/Sun Life Research Series S Class	05	2002	9.6452	7.0991	91,700
MFS®/Sun Life Research Series S Class	05	2001	10.0000	9.6452	34,917

MFS®/Sun Life Research Series S Class	06	2006	10.5171	11.4230	86,479
MFS®/Sun Life Research Series S Class	06	2005	9.9176	10.5171	111,640
MFS®/Sun Life Research Series S Class	06	2004	8.7193	9.9176	130,877
MFS®/Sun Life Research Series S Class	06	2003	7.0845	8.7193	129,237
MFS®/Sun Life Research Series S Class	06	2002	9.6402	7.0845	132,203
MFS®/Sun Life Research Series S Class	06	2001	10.0000	9.6402	35,256

MFS®/Sun Life Strategic Growth Series	01	2006	5.8695	6.1933	55,610
MFS®/Sun Life Strategic Growth Series	01	2005	5.8467	5.8695	55,610
MFS®/Sun Life Strategic Growth Series	01	2004	5.5286	5.8467	55,610
MFS®/Sun Life Strategic Growth Series	01	2003	4.3788	5.5286	82,417
MFS®/Sun Life Strategic Growth Series	01	2002	6.3278	4.3788	83,029
MFS®/Sun Life Strategic Growth Series	01	2001	8.4812	6.3278	82,700
MFS®/Sun Life Strategic Growth Series	01	2000	10.0000	8.4812	0

MFS®/Sun Life Strategic Growth Series	02	2006	5.8212	6.1331	233,053
MFS®/Sun Life Strategic Growth Series	02	2005	5.8075	5.8212	236,639
MFS®/Sun Life Strategic Growth Series	02	2004	5.4999	5.8075	263,245
MFS®/Sun Life Strategic Growth Series	02	2003	4.3627	5.4999	303,661
MFS®/Sun Life Strategic Growth Series	02	2002	6.3140	4.3627	303,300
MFS®/Sun Life Strategic Growth Series	02	2001	8.4757	6.3140	422,408
MFS®/Sun Life Strategic Growth Series	02	2000	10.0000	8.4757	135,296

MFS®/Sun Life Strategic Growth Series	03	2006	5.7893	6.0934	20,224
MFS®/Sun Life Strategic Growth Series	03	2005	5.7815	5.7893	37,710
MFS®/Sun Life Strategic Growth Series	03	2004	5.4808	5.7815	40,954
MFS®/Sun Life Strategic Growth Series	03	2003	4.3519	5.4808	50,246
MFS®/Sun Life Strategic Growth Series	03	2002	6.3048	4.3519	51,927
MFS®/Sun Life Strategic Growth Series	03	2001	8.4721	6.3048	53,513
MFS®/Sun Life Strategic Growth Series	03	2000	10.0000	8.4721	25,507

MFS®/Sun Life Strategic Growth Series	04	2006	5.7734	6.0735	308,645
MFS®/Sun Life Strategic Growth Series	04	2005	5.7685	5.7734	333,700
MFS®/Sun Life Strategic Growth Series	04	2004	5.4712	5.7685	412,274
MFS®/Sun Life Strategic Growth Series	04	2003	4.3465	5.4712	500,308
MFS®/Sun Life Strategic Growth Series	04	2002	6.3002	4.3465	449,571
MFS®/Sun Life Strategic Growth Series	04	2001	8.4702	6.3002	569,841
MFS®/Sun Life Strategic Growth Series	04	2000	10.0000	8.4702	261,952

MFS®/Sun Life Strategic Growth Series	05	2006	5.7416	6.0340	599,347
MFS®/Sun Life Strategic Growth Series	05	2005	5.7425	5.7416	775,988
MFS®/Sun Life Strategic Growth Series	05	2004	5.4522	5.7425	889,030
MFS®/Sun Life Strategic Growth Series	05	2003	4.3358	5.4522	957,361
MFS®/Sun Life Strategic Growth Series	05	2002	6.2911	4.3358	1,022,810
MFS®/Sun Life Strategic Growth Series	05	2001	8.4666	6.2911	1,322,478
MFS®/Sun Life Strategic Growth Series	05	2000	10.0000	8.4666	599,690

MFS®/Sun Life Strategic Growth Series	06	2006	5.6943	5.9752	195,913
MFS®/Sun Life Strategic Growth Series	06	2005	5.7039	5.6943	209,155
MFS®/Sun Life Strategic Growth Series	06	2004	5.4238	5.7039	277,064
MFS®/Sun Life Strategic Growth Series	06	2003	4.3198	5.4238	300,915
MFS®/Sun Life Strategic Growth Series	06	2002	6.2774	4.3198	304,685
MFS®/Sun Life Strategic Growth Series	06	2001	8.4611	6.2774	367,868
MFS®/Sun Life Strategic Growth Series	06	2000	10.0000	8.4611	136,093

MFS®/Sun Life Strategic Growth Series S Class	01	2006	8.9657	9.4419	0
MFS®/Sun Life Strategic Growth Series S Class	01	2005	8.9511	8.9657	0
MFS®/Sun Life Strategic Growth Series S Class	01	2004	8.4833	8.9511	5,954
MFS®/Sun Life Strategic Growth Series S Class	01	2003	6.7447	8.4833	5,954
MFS®/Sun Life Strategic Growth Series S Class	01	2002	9.7529	6.7447	5,954
MFS®/Sun Life Strategic Growth Series S Class	01	2001	10.0000	9.7529	0

MFS®/Sun Life Strategic Growth Series S Class	02	2006	8.9068	9.3656	45,465
MFS®/Sun Life Strategic Growth Series S Class	02	2005	8.9057	8.9068	60,971
MFS®/Sun Life Strategic Growth Series S Class	02	2004	8.4532	8.9057	80,528
MFS®/Sun Life Strategic Growth Series S Class	02	2003	6.7309	8.4532	80,260
MFS®/Sun Life Strategic Growth Series S Class	02	2002	9.7478	6.7309	66,770
MFS®/Sun Life Strategic Growth Series S Class	02	2001	10.0000	9.7478	21,985

MFS®/Sun Life Strategic Growth Series S Class	03	2006	8.8677	9.3151	0
MFS®/Sun Life Strategic Growth Series S Class	03	2005	8.8756	8.8677	0
MFS®/Sun Life Strategic Growth Series S Class	03	2004	8.4331	8.8756	0
MFS®/Sun Life Strategic Growth Series S Class	03	2003	6.7217	8.4331	0
MFS®/Sun Life Strategic Growth Series S Class	03	2002	9.7443	6.7217	0
MFS®/Sun Life Strategic Growth Series S Class	03	2001	10.0000	9.7443	0

MFS®/Sun Life Strategic Growth Series S Class	04	2006	8.8481	9.2899	35,739
MFS®/Sun Life Strategic Growth Series S Class	04	2005	8.8605	8.8481	45,288
MFS®/Sun Life Strategic Growth Series S Class	04	2004	8.4231	8.8605	59,789
MFS®/Sun Life Strategic Growth Series S Class	04	2003	6.7171	8.4231	64,115
MFS®/Sun Life Strategic Growth Series S Class	04	2002	9.7426	6.7171	55,272
MFS®/Sun Life Strategic Growth Series S Class	04	2001	10.0000	9.7426	19,052

MFS®/Sun Life Strategic Growth Series S Class	05	2006	8.8092	9.2396	75,378
MFS®/Sun Life Strategic Growth Series S Class	05	2005	8.8304	8.8092	83,102
MFS®/Sun Life Strategic Growth Series S Class	05	2004	8.4030	8.8304	90,929
MFS®/Sun Life Strategic Growth Series S Class	05	2003	6.7079	8.4030	78,869
MFS®/Sun Life Strategic Growth Series S Class	05	2002	9.7392	6.7079	71,839
MFS®/Sun Life Strategic Growth Series S Class	05	2001	10.0000	9.7392	23,520

MFS®/Sun Life Strategic Growth Series S Class	06	2006	8.7511	9.1648	71,411
MFS®/Sun Life Strategic Growth Series S Class	06	2005	8.7855	8.7511	87,497
MFS®/Sun Life Strategic Growth Series S Class	06	2004	8.3731	8.7855	93,975
MFS®/Sun Life Strategic Growth Series S Class	06	2003	6.6942	8.3731	125,280
MFS®/Sun Life Strategic Growth Series S Class	06	2002	9.7341	6.6942	109,601
MFS®/Sun Life Strategic Growth Series S Class	06	2001	10.0000	9.7341	29,775

MFS®/Sun Life Strategic Income Series	01	2006	13.1927	13.9376	0
MFS®/Sun Life Strategic Income Series	01	2005	13.0786	13.1927	0
MFS®/Sun Life Strategic Income Series	01	2004	12.2276	13.0786	0
MFS®/Sun Life Strategic Income Series	01	2003	10.9410	12.2276	0
MFS®/Sun Life Strategic Income Series	01	2002	10.2817	10.9410	0
MFS®/Sun Life Strategic Income Series	01	2001	10.0495	10.2817	24,506
MFS®/Sun Life Strategic Income Series	01	2000	10.0000	10.0495	0

MFS®/Sun Life Strategic Income Series	02	2006	13.0845	13.8024	135,954
MFS®/Sun Life Strategic Income Series	02	2005	12.9909	13.0845	156,874
MFS®/Sun Life Strategic Income Series	02	2004	12.1641	12.9909	158,087
MFS®/Sun Life Strategic Income Series	02	2003	10.9007	12.1641	166,494
MFS®/Sun Life Strategic Income Series	02	2002	10.2595	10.9007	153,378
MFS®/Sun Life Strategic Income Series	02	2001	10.0430	10.2595	162,361
MFS®/Sun Life Strategic Income Series	02	2000	10.0000	10.0430	28,461

MFS®/Sun Life Strategic Income Series	03	2006	13.0129	13.7130	65,317
MFS®/Sun Life Strategic Income Series	03	2005	12.9329	13.0129	64,818
MFS®/Sun Life Strategic Income Series	03	2004	12.1220	12.9329	68,460
MFS®/Sun Life Strategic Income Series	03	2003	10.8740	12.1220	83,758
MFS®/Sun Life Strategic Income Series	03	2002	10.2447	10.8740	97,924
MFS®/Sun Life Strategic Income Series	03	2001	10.0387	10.2447	28,890
MFS®/Sun Life Strategic Income Series	03	2000	10.0000	10.0387	26,165

MFS®/Sun Life Strategic Income Series	04	2006	12.9771	13.6684	205,606
MFS®/Sun Life Strategic Income Series	04	2005	12.9039	12.9771	208,742
MFS®/Sun Life Strategic Income Series	04	2004	12.1010	12.9039	219,512
MFS®/Sun Life Strategic Income Series	04	2003	10.8606	12.1010	239,678
MFS®/Sun Life Strategic Income Series	04	2002	10.2373	10.8606	229,678
MFS®/Sun Life Strategic Income Series	04	2001	10.0366	10.2373	189,968
MFS®/Sun Life Strategic Income Series	04	2000	10.0000	10.0366	65,392

MFS®/Sun Life Strategic Income Series	05	2006	12.9058	13.5796	367,056
MFS®/Sun Life Strategic Income Series	05	2005	12.8460	12.9058	376,926
MFS®/Sun Life Strategic Income Series	05	2004	12.0590	12.8460	396,767
MFS®/Sun Life Strategic Income Series	05	2003	10.8339	12.0590	439,995
MFS®/Sun Life Strategic Income Series	05	2002	10.2225	10.8339	389,997
MFS®/Sun Life Strategic Income Series	05	2001	10.0323	10.2225	338,348
MFS®/Sun Life Strategic Income Series	05	2000	10.0000	10.0323	91,957

MFS®/Sun Life Strategic Income Series	06	2006	12.7997	13.4475	135,193
MFS®/Sun Life Strategic Income Series	06	2005	12.7597	12.7997	148,897
MFS®/Sun Life Strategic Income Series	06	2004	11.9962	12.7597	163,427
MFS®/Sun Life Strategic Income Series	06	2003	10.7940	11.9962	156,596
MFS®/Sun Life Strategic Income Series	06	2002	10.2003	10.7940	139,701
MFS®/Sun Life Strategic Income Series	06	2001	10.0259	10.2003	94,466
MFS®/Sun Life Strategic Income Series	06	2000	10.0000	10.0259	22,010

MFS®/Sun Life Strategic Income Series S Class	01	2006	12.8155	13.5062	0
MFS®/Sun Life Strategic Income Series S Class	01	2005	12.7398	12.8155	0
MFS®/Sun Life Strategic Income Series S Class	01	2004	11.9344	12.7398	0
MFS®/Sun Life Strategic Income Series S Class	01	2003	10.7177	11.9344	0
MFS®/Sun Life Strategic Income Series S Class	01	2002	10.0943	10.7177	0
MFS®/Sun Life Strategic Income Series S Class	01	2001	10.0000	10.0943	0

MFS®/Sun Life Strategic Income Series S Class	02	2006	12.7313	13.3971	110,226
MFS®/Sun Life Strategic Income Series S Class	02	2005	12.6752	12.7313	124,470
MFS®/Sun Life Strategic Income Series S Class	02	2004	11.8920	12.6752	130,079
MFS®/Sun Life Strategic Income Series S Class	02	2003	10.6958	11.8920	150,240
MFS®/Sun Life Strategic Income Series S Class	02	2002	10.0890	10.6958	122,526
MFS®/Sun Life Strategic Income Series S Class	02	2001	10.0000	10.0890	39,804

MFS®/Sun Life Strategic Income Series S Class	03	2006	12.6754	13.3249	0
MFS®/Sun Life Strategic Income Series S Class	03	2005	12.6323	12.6754	0
MFS®/Sun Life Strategic Income Series S Class	03	2004	11.8638	12.6323	0
MFS®/Sun Life Strategic Income Series S Class	03	2003	10.6813	11.8638	0
MFS®/Sun Life Strategic Income Series S Class	03	2002	10.0855	10.6813	0
MFS®/Sun Life Strategic Income Series S Class	03	2001	10.0000	10.0855	0

MFS®/Sun Life Strategic Income Series S Class	04	2006	12.6476	13.2888	73,415
MFS®/Sun Life Strategic Income Series S Class	04	2005	12.6109	12.6476	88,506
MFS®/Sun Life Strategic Income Series S Class	04	2004	11.8497	12.6109	78,301
MFS®/Sun Life Strategic Income Series S Class	04	2003	10.6740	11.8497	100,898
MFS®/Sun Life Strategic Income Series S Class	04	2002	10.0837	10.6740	91,947
MFS®/Sun Life Strategic Income Series S Class	04	2001	10.0000	10.0837	28,064

MFS®/Sun Life Strategic Income Series S Class	05	2006	12.5919	13.2170	53,337
MFS®/Sun Life Strategic Income Series S Class	05	2005	12.5681	12.5919	56,324
MFS®/Sun Life Strategic Income Series S Class	05	2004	11.8216	12.5681	54,074
MFS®/Sun Life Strategic Income Series S Class	05	2003	10.6594	11.8216	62,544
MFS®/Sun Life Strategic Income Series S Class	05	2002	10.0802	10.6594	69,454
MFS®/Sun Life Strategic Income Series S Class	05	2001	10.0000	10.0802	23,559

MFS®/Sun Life Strategic Income Series S Class	06	2006	12.5089	13.1100	112,056
MFS®/Sun Life Strategic Income Series S Class	06	2005	12.5043	12.5089	145,003
MFS®/Sun Life Strategic Income Series S Class	06	2004	11.7795	12.5043	197,070
MFS®/Sun Life Strategic Income Series S Class	06	2003	10.6376	11.7795	126,815
MFS®/Sun Life Strategic Income Series S Class	06	2002	10.0749	10.6376	109,164
MFS®/Sun Life Strategic Income Series S Class	06	2001	10.0000	10.0749	28,762

MFS®/Sun Life Strategic Value Series S Class	01	2006	11.3070	12.7529	0
MFS®/Sun Life Strategic Value Series S Class	01	2005	11.5037	11.3070	0
MFS®/Sun Life Strategic Value Series S Class	01	2004	9.8669	11.5037	0
MFS®/Sun Life Strategic Value Series S Class	01	2003	7.8467	9.8669	0
MFS®/Sun Life Strategic Value Series S Class	01	2002	10.0000	7.8467	0

MFS®/Sun Life Strategic Value Series S Class	02	2006	11.2441	12.6629	43,750
MFS®/Sun Life Strategic Value Series S Class	02	2005	11.4571	11.2441	53,333
MFS®/Sun Life Strategic Value Series S Class	02	2004	9.8419	11.4571	51,915
MFS®/Sun Life Strategic Value Series S Class	02	2003	7.8387	9.8419	47,299
MFS®/Sun Life Strategic Value Series S Class	02	2002	10.0000	7.8387	5,294

MFS®/Sun Life Strategic Value Series S Class	03	2006	11.2025	12.6032	0
MFS®/Sun Life Strategic Value Series S Class	03	2005	11.4262	11.2025	0
MFS®/Sun Life Strategic Value Series S Class	03	2004	9.8253	11.4262	0
MFS®/Sun Life Strategic Value Series S Class	03	2003	7.8334	9.8253	0
MFS®/Sun Life Strategic Value Series S Class	03	2002	10.0000	7.8334	0

MFS®/Sun Life Strategic Value Series S Class	04	2006	11.1816	12.5734	6,002
MFS®/Sun Life Strategic Value Series S Class	04	2005	11.4107	11.1816	11,630
MFS®/Sun Life Strategic Value Series S Class	04	2004	9.8170	11.4107	25,385
MFS®/Sun Life Strategic Value Series S Class	04	2003	7.8307	9.8170	10,000
MFS®/Sun Life Strategic Value Series S Class	04	2002	10.0000	7.8307	0

MFS®/Sun Life Strategic Value Series S Class	05	2006	11.1400	12.5140	19,808
MFS®/Sun Life Strategic Value Series S Class	05	2005	11.3798	11.1400	26,000
MFS®/Sun Life Strategic Value Series S Class	05	2004	9.8003	11.3798	28,333
MFS®/Sun Life Strategic Value Series S Class	05	2003	7.8254	9.8003	16,461
MFS®/Sun Life Strategic Value Series S Class	05	2002	10.0000	7.8254	6,704

MFS®/Sun Life Strategic Value Series S Class	06	2006	11.0779	12.4254	16,067
MFS®/Sun Life Strategic Value Series S Class	06	2005	11.3335	11.0779	15,300
MFS®/Sun Life Strategic Value Series S Class	06	2004	9.7754	11.3335	13,233
MFS®/Sun Life Strategic Value Series S Class	06	2003	7.8173	9.7754	2,266
MFS®/Sun Life Strategic Value Series S Class	06	2002	10.0000	7.8173	485

MFS®/Sun Life Technology Series	01	2006	3.8468	4.6453	0
MFS®/Sun Life Technology Series	01	2005	3.6590	3.8468	0
MFS®/Sun Life Technology Series	01	2004	3.6081	3.6590	0
MFS®/Sun Life Technology Series	01	2003	2.5066	3.6081	0
MFS®/Sun Life Technology Series	01	2002	4.6876	2.5066	15,457
MFS®/Sun Life Technology Series	01	2001	7.7449	4.6876	18,195
MFS®/Sun Life Technology Series	01	2000	10.0000	7.7449	21,540

MFS®/Sun Life Technology Series	02	2006	3.8151	4.6001	283,755
MFS®/Sun Life Technology Series	02	2005	3.6344	3.8151	286,612
MFS®/Sun Life Technology Series	02	2004	3.5892	3.6344	326,152
MFS®/Sun Life Technology Series	02	2003	2.4973	3.5892	361,175
MFS®/Sun Life Technology Series	02	2002	4.6773	2.4973	332,027
MFS®/Sun Life Technology Series	02	2001	7.7398	4.6773	443,519
MFS®/Sun Life Technology Series	02	2000	10.0000	7.7398	141,204

MFS®/Sun Life Technology Series	03	2006	3.7942	4.5702	54,203
MFS®/Sun Life Technology Series	03	2005	3.6181	3.7942	29,789
MFS®/Sun Life Technology Series	03	2004	3.5768	3.6181	34,093
MFS®/Sun Life Technology Series	03	2003	2.4912	3.5768	34,336
MFS®/Sun Life Technology Series	03	2002	4.6705	2.4912	44,676
MFS®/Sun Life Technology Series	03	2001	7.7364	4.6705	46,368
MFS®/Sun Life Technology Series	03	2000	10.0000	7.7364	41,719

MFS®/Sun Life Technology Series	04	2006	3.7837	4.5553	267,060
MFS®/Sun Life Technology Series	04	2005	3.6099	3.7837	293,031
MFS®/Sun Life Technology Series	04	2004	3.5705	3.6099	358,077
MFS®/Sun Life Technology Series	04	2003	2.4881	3.5705	417,202
MFS®/Sun Life Technology Series	04	2002	4.6671	2.4881	391,228
MFS®/Sun Life Technology Series	04	2001	7.7347	4.6671	546,351
MFS®/Sun Life Technology Series	04	2000	10.0000	7.7347	183,811

MFS®/Sun Life Technology Series	05	2006	3.7629	4.5256	658,473
MFS®/Sun Life Technology Series	05	2005	3.5937	3.7629	770,574
MFS®/Sun Life Technology Series	05	2004	3.5581	3.5937	970,660
MFS®/Sun Life Technology Series	05	2003	2.4819	3.5581	1,063,824
MFS®/Sun Life Technology Series	05	2002	4.6602	2.4819	1,106,441
MFS®/Sun Life Technology Series	05	2001	7.7313	4.6602	1,328,675
MFS®/Sun Life Technology Series	05	2000	10.0000	7.7313	644,712

MFS®/Sun Life Technology Series	06	2006	3.7318	4.4814	266,930
MFS®/Sun Life Technology Series	06	2005	3.5694	3.7318	291,267
MFS®/Sun Life Technology Series	06	2004	3.5394	3.5694	349,183
MFS®/Sun Life Technology Series	06	2003	2.4727	3.5394	384,036
MFS®/Sun Life Technology Series	06	2002	4.6500	2.4727	388,335
MFS®/Sun Life Technology Series	06	2001	7.7263	4.6500	475,894
MFS®/Sun Life Technology Series	06	2000	10.0000	7.7263	156,214

MFS®/Sun Life Technology Series S Class	01	2006	7.8883	9.4959	0
MFS®/Sun Life Technology Series S Class	01	2005	7.5150	7.8883	0
MFS®/Sun Life Technology Series S Class	01	2004	7.4448	7.5150	0
MFS®/Sun Life Technology Series S Class	01	2003	5.1733	7.4448	0
MFS®/Sun Life Technology Series S Class	01	2002	9.7453	5.1733	0
MFS®/Sun Life Technology Series S Class	01	2001	10.0000	9.7453	0

MFS®/Sun Life Technology Series S Class	02	2006	7.8364	9.4191	21,961
MFS®/Sun Life Technology Series S Class	02	2005	7.4769	7.8364	23,928
MFS®/Sun Life Technology Series S Class	02	2004	7.4183	7.4769	36,835
MFS®/Sun Life Technology Series S Class	02	2003	5.1627	7.4183	30,156
MFS®/Sun Life Technology Series S Class	02	2002	9.7401	5.1627	23,128
MFS®/Sun Life Technology Series S Class	02	2001	10.0000	9.7401	12,839

MFS®/Sun Life Technology Series S Class	03	2006	7.8020	9.3683	0
MFS®/Sun Life Technology Series S Class	03	2005	7.4516	7.8020	0
MFS®/Sun Life Technology Series S Class	03	2004	7.4007	7.4516	0
MFS®/Sun Life Technology Series S Class	03	2003	5.1557	7.4007	0
MFS®/Sun Life Technology Series S Class	03	2002	9.7367	5.1557	0
MFS®/Sun Life Technology Series S Class	03	2001	10.0000	9.7367	0

MFS®/Sun Life Technology Series S Class	04	2006	7.7849	9.3430	20,558
MFS®/Sun Life Technology Series S Class	04	2005	7.4389	7.7849	22,796
MFS®/Sun Life Technology Series S Class	04	2004	7.3919	7.4389	25,376
MFS®/Sun Life Technology Series S Class	04	2003	5.1522	7.3919	30,968
MFS®/Sun Life Technology Series S Class	04	2002	9.7350	5.1522	19,642
MFS®/Sun Life Technology Series S Class	04	2001	10.0000	9.7350	5,303

MFS®/Sun Life Technology Series S Class	05	2006	7.7506	9.2924	26,156
MFS®/Sun Life Technology Series S Class	05	2005	7.4137	7.7506	32,386
MFS®/Sun Life Technology Series S Class	05	2004	7.3743	7.4137	33,865
MFS®/Sun Life Technology Series S Class	05	2003	5.1451	7.3743	36,285
MFS®/Sun Life Technology Series S Class	05	2002	9.7316	5.1451	26,129
MFS®/Sun Life Technology Series S Class	05	2001	10.0000	9.7316	11,096

MFS®/Sun Life Technology Series S Class	06	2006	7.6995	9.2171	35,319
MFS®/Sun Life Technology Series S Class	06	2005	7.3760	7.6995	41,887
MFS®/Sun Life Technology Series S Class	06	2004	7.3480	7.3760	54,394
MFS®/Sun Life Technology Series S Class	06	2003	5.1345	7.3480	60,486
MFS®/Sun Life Technology Series S Class	06	2002	9.7264	5.1345	46,358
MFS®/Sun Life Technology Series S Class	06	2001	10.0000	9.7264	15,967

MFS®/Sun Life Total Return Series	01	2006	13.5913	15.1004	0
MFS®/Sun Life Total Return Series	01	2005	13.3254	13.5913	0
MFS®/Sun Life Total Return Series	01	2004	12.0752	13.3254	61,545
MFS®/Sun Life Total Return Series	01	2003	10.4115	12.0752	61,446
MFS®/Sun Life Total Return Series	01	2002	11.1541	10.4115	57,958
MFS®/Sun Life Total Return Series	01	2001	11.2101	11.1541	15,205
MFS®/Sun Life Total Return Series	01	2000	10.0000	11.2101	0

MFS®/Sun Life Total Return Series	02	2006	13.4798	14.9537	1,487,497
MFS®/Sun Life Total Return Series	02	2005	13.2360	13.4798	1,741,474
MFS®/Sun Life Total Return Series	02	2004	12.0125	13.2360	1,833,489
MFS®/Sun Life Total Return Series	02	2003	10.3731	12.0125	1,931,208
MFS®/Sun Life Total Return Series	02	2002	11.1299	10.3731	1,996,722
MFS®/Sun Life Total Return Series	02	2001	11.2028	11.1299	1,814,986
MFS®/Sun Life Total Return Series	02	2000	10.0000	11.2028	219,370

MFS®/Sun Life Total Return Series	03	2006	13.4059	14.8568	23,655
MFS®/Sun Life Total Return Series	03	2005	13.1768	13.4059	33,019
MFS®/Sun Life Total Return Series	03	2004	11.9709	13.1768	36,531
MFS®/Sun Life Total Return Series	03	2003	10.3477	11.9709	99,853
MFS®/Sun Life Total Return Series	03	2002	11.1138	10.3477	80,813
MFS®/Sun Life Total Return Series	03	2001	11.1980	11.1138	87,756
MFS®/Sun Life Total Return Series	03	2000	10.0000	11.1980	10,625

MFS®/Sun Life Total Return Series	04	2006	13.3691	14.8085	1,634,447
MFS®/Sun Life Total Return Series	04	2005	13.1472	13.3691	1,874,981
MFS®/Sun Life Total Return Series	04	2004	11.9501	13.1472	2,098,700
MFS®/Sun Life Total Return Series	04	2003	10.3349	11.9501	2,197,855
MFS®/Sun Life Total Return Series	04	2002	11.1058	10.3349	2,203,584
MFS®/Sun Life Total Return Series	04	2001	11.1956	11.1058	1,975,555
MFS®/Sun Life Total Return Series	04	2000	10.0000	11.1956	325,729

MFS®/Sun Life Total Return Series	05	2006	13.2956	14.7123	3,123,284
MFS®/Sun Life Total Return Series	05	2005	13.0882	13.2956	3,545,429
MFS®/Sun Life Total Return Series	05	2004	11.9086	13.0882	3,642,030
MFS®/Sun Life Total Return Series	05	2003	10.3095	11.9086	3,689,075
MFS®/Sun Life Total Return Series	05	2002	11.0897	10.3095	3,762,588
MFS®/Sun Life Total Return Series	05	2001	11.1908	11.0897	3,267,013
MFS®/Sun Life Total Return Series	05	2000	10.0000	11.1908	556,497

MFS®/Sun Life Total Return Series	06	2006	13.1862	14.5691	1,281,729
MFS®/Sun Life Total Return Series	06	2005	13.0003	13.1862	1,434,013
MFS®/Sun Life Total Return Series	06	2004	11.8466	13.0003	1,472,580
MFS®/Sun Life Total Return Series	06	2003	10.2714	11.8466	1,567,034
MFS®/Sun Life Total Return Series	06	2002	11.0656	10.2714	1,613,058
MFS®/Sun Life Total Return Series	06	2001	11.1836	11.0656	1,345,336
MFS®/Sun Life Total Return Series	06	2000	10.0000	11.1836	188,022

MFS®/Sun Life Total Return Series S Class	01	2006	12.0415	13.3410	7,524
MFS®/Sun Life Total Return Series S Class	01	2005	11.8301	12.0415	70,371
MFS®/Sun Life Total Return Series S Class	01	2004	10.7517	11.8301	72,883
MFS®/Sun Life Total Return Series S Class	01	2003	9.2956	10.7517	52,090
MFS®/Sun Life Total Return Series S Class	01	2002	9.9765	9.2956	40,484
MFS®/Sun Life Total Return Series S Class	01	2001	10.0000	9.9765	0

MFS®/Sun Life Total Return Series S Class	02	2006	11.9623	13.2332	1,457,440
MFS®/Sun Life Total Return Series S Class	02	2005	11.7701	11.9623	1,618,166
MFS®/Sun Life Total Return Series S Class	02	2004	10.7135	11.7701	1,664,485
MFS®/Sun Life Total Return Series S Class	02	2003	9.2766	10.7135	1,685,029
MFS®/Sun Life Total Return Series S Class	02	2002	9.9713	9.2766	1,631,383
MFS®/Sun Life Total Return Series S Class	02	2001	10.0000	9.9713	374,067

MFS®/Sun Life Total Return Series S Class	03	2006	11.9099	13.1620	0
MFS®/Sun Life Total Return Series S Class	03	2005	11.7303	11.9099	0
MFS®/Sun Life Total Return Series S Class	03	2004	10.6881	11.7303	0
MFS®/Sun Life Total Return Series S Class	03	2003	9.2640	10.6881	0
MFS®/Sun Life Total Return Series S Class	03	2002	9.9678	9.2640	0
MFS®/Sun Life Total Return Series S Class	03	2001	10.0000	9.9678	0

MFS®/Sun Life Total Return Series S Class	04	2006	11.8836	13.1263	997,801
MFS®/Sun Life Total Return Series S Class	04	2005	11.7104	11.8836	1,168,799
MFS®/Sun Life Total Return Series S Class	04	2004	10.6754	11.7104	1,196,281
MFS®/Sun Life Total Return Series S Class	04	2003	9.2577	10.6754	1,216,753
MFS®/Sun Life Total Return Series S Class	04	2002	9.9661	9.2577	1,116,530
MFS®/Sun Life Total Return Series S Class	04	2001	10.0000	9.9661	280,851

MFS®/Sun Life Total Return Series S Class	05	2006	11.8313	13.0554	836,963
MFS®/Sun Life Total Return Series S Class	05	2005	11.6707	11.8313	942,898
MFS®/Sun Life Total Return Series S Class	05	2004	10.6500	11.6707	1,036,307
MFS®/Sun Life Total Return Series S Class	05	2003	9.2451	10.6500	1,099,715
MFS®/Sun Life Total Return Series S Class	05	2002	9.9626	9.2451	1,071,308
MFS®/Sun Life Total Return Series S Class	05	2001	10.0000	9.9626	350,483

MFS®/Sun Life Total Return Series S Class	06	2006	11.7533	12.9496	1,245,578
MFS®/Sun Life Total Return Series S Class	06	2005	11.6114	11.7533	1,479,631
MFS®/Sun Life Total Return Series S Class	06	2004	10.6121	11.6114	1,576,533
MFS®/Sun Life Total Return Series S Class	06	2003	9.2261	10.6121	1,592,618
MFS®/Sun Life Total Return Series S Class	06	2002	9.9573	9.2261	1,520,723
MFS®/Sun Life Total Return Series S Class	06	2001	10.0000	9.9573	331,867

MFS®/Sun Life Utilities Series	01	2006	11.0758	14.5053	0
MFS®/Sun Life Utilities Series	01	2005	9.5380	11.0758	0
MFS®/Sun Life Utilities Series	01	2004	7.3900	9.5380	0
MFS®/Sun Life Utilities Series	01	2003	5.4783	7.3900	0
MFS®/Sun Life Utilities Series	01	2002	7.2670	5.4783	0
MFS®/Sun Life Utilities Series	01	2001	9.6987	7.2670	23,798
MFS®/Sun Life Utilities Series	01	2000	10.0000	9.6987	0

MFS®/Sun Life Utilities Series	02	2006	10.9844	14.3639	870,936
MFS®/Sun Life Utilities Series	02	2005	9.4736	10.9844	801,790
MFS®/Sun Life Utilities Series	02	2004	7.3513	9.4736	838,147
MFS®/Sun Life Utilities Series	02	2003	5.4579	7.3513	914,416
MFS®/Sun Life Utilities Series	02	2002	7.2510	5.4579	1,041,505
MFS®/Sun Life Utilities Series	02	2001	9.6921	7.2510	1,458,430
MFS®/Sun Life Utilities Series	02	2000	10.0000	9.6921	348,917

MFS®/Sun Life Utilities Series	03	2006	10.9240	14.2705	100,049
MFS®/Sun Life Utilities Series	03	2005	9.4310	10.9240	98,794
MFS®/Sun Life Utilities Series	03	2004	7.3256	9.4310	118,989
MFS®/Sun Life Utilities Series	03	2003	5.4443	7.3256	120,772
MFS®/Sun Life Utilities Series	03	2002	7.2403	5.4443	139,607
MFS®/Sun Life Utilities Series	03	2001	9.6877	7.2403	155,862
MFS®/Sun Life Utilities Series	03	2000	10.0000	9.6877	95,664

MFS®/Sun Life Utilities Series	04	2006	10.8938	14.2238	771,012
MFS®/Sun Life Utilities Series	04	2005	9.4097	10.8938	910,979
MFS®/Sun Life Utilities Series	04	2004	7.3128	9.4097	968,864
MFS®/Sun Life Utilities Series	04	2003	5.4375	7.3128	1,075,912
MFS®/Sun Life Utilities Series	04	2002	7.2349	5.4375	1,235,628
MFS®/Sun Life Utilities Series	04	2001	9.6855	7.2349	1,752,322
MFS®/Sun Life Utilities Series	04	2000	10.0000	9.6855	48,384

MFS®/Sun Life Utilities Series	05	2006	10.8337	14.1311	1,526,747
MFS®/Sun Life Utilities Series	05	2005	9.3672	10.8337	1,694,129
MFS®/Sun Life Utilities Series	05	2004	7.2872	9.3672	1,814,554
MFS®/Sun Life Utilities Series	05	2003	5.4240	7.2872	1,991,221
MFS®/Sun Life Utilities Series	05	2002	7.2243	5.4240	2,028,333
MFS®/Sun Life Utilities Series	05	2001	9.6811	7.2243	2,719,237
MFS®/Sun Life Utilities Series	05	2000	10.0000	9.6811	985,298

MFS®/Sun Life Utilities Series	06	2006	10.7441	13.9929	607,598
MFS®/Sun Life Utilities Series	06	2005	9.3039	10.7441	678,165
MFS®/Sun Life Utilities Series	06	2004	7.2489	9.3039	708,717
MFS®/Sun Life Utilities Series	06	2003	5.4037	7.2489	779,709
MFS®/Sun Life Utilities Series	06	2002	7.2083	5.4037	819,073
MFS®/Sun Life Utilities Series	06	2001	9.6745	7.2083	1,030,235
MFS®/Sun Life Utilities Series	06	2000	10.0000	9.6745	245,771

MFS®/Sun Life Utilities Series S Class	01	2006	13.4719	17.6005	6,328
MFS®/Sun Life Utilities Series S Class	01	2005	11.6332	13.4719	6,328
MFS®/Sun Life Utilities Series S Class	01	2004	9.0382	11.6332	6,328
MFS®/Sun Life Utilities Series S Class	01	2003	6.7113	9.0382	6,328
MFS®/Sun Life Utilities Series S Class	01	2002	8.9376	6.7113	6,401
MFS®/Sun Life Utilities Series S Class	01	2001	10.0000	8.9376	0

MFS®/Sun Life Utilities Series S Class	02	2006	13.3833	17.4583	193,141
MFS®/Sun Life Utilities Series S Class	02	2005	11.5742	13.3833	182,600
MFS®/Sun Life Utilities Series S Class	02	2004	9.0060	11.5742	167,564
MFS®/Sun Life Utilities Series S Class	02	2003	6.6976	9.0060	186,540
MFS®/Sun Life Utilities Series S Class	02	2002	8.9329	6.6976	184,744
MFS®/Sun Life Utilities Series S Class	02	2001	10.0000	8.9329	84,371

MFS®/Sun Life Utilities Series S Class	03	2006	13.3246	17.3642	0
MFS®/Sun Life Utilities Series S Class	03	2005	11.5350	13.3246	0
MFS®/Sun Life Utilities Series S Class	03	2004	8.9846	11.5350	0
MFS®/Sun Life Utilities Series S Class	03	2003	6.6885	8.9846	0
MFS®/Sun Life Utilities Series S Class	03	2002	8.9298	6.6885	0
MFS®/Sun Life Utilities Series S Class	03	2001	10.0000	8.9298	0
MFS®/Sun Life Utilities Series S Class	04	2006	13.2953	17.3172	186,700
MFS®/Sun Life Utilities Series S Class	04	2005	11.5155	13.2953	177,821
MFS®/Sun Life Utilities Series S Class	04	2004	8.9740	11.5155	169,319
MFS®/Sun Life Utilities Series S Class	04	2003	6.6839	8.9740	170,444
MFS®/Sun Life Utilities Series S Class	04	2002	8.9282	6.6839	171,534
MFS®/Sun Life Utilities Series S Class	04	2001	10.0000	8.9282	80,157

MFS®/Sun Life Utilities Series S Class	05	2006	13.2369	17.2237	172,578
MFS®/Sun Life Utilities Series S Class	05	2005	11.4764	13.2369	183,109
MFS®/Sun Life Utilities Series S Class	05	2004	8.9526	11.4764	191,980
MFS®/Sun Life Utilities Series S Class	05	2003	6.6748	8.9526	197,553
MFS®/Sun Life Utilities Series S Class	05	2002	8.9251	6.6748	166,262
MFS®/Sun Life Utilities Series S Class	05	2001	10.0000	8.9251	63,193

MFS®/Sun Life Utilities Series S Class	06	2006	13.1496	17.0842	232,352
MFS®/Sun Life Utilities Series S Class	06	2005	11.4181	13.1496	253,074
MFS®/Sun Life Utilities Series S Class	06	2004	8.9207	11.4181	262,312
MFS®/Sun Life Utilities Series S Class	06	2003	6.6611	8.9207	274,499
MFS®/Sun Life Utilities Series S Class	06	2002	8.9204	6.6611	275,249
MFS®/Sun Life Utilities Series S Class	06	2001	10.0000	8.9204	104,577

MFS®/Sun Life Value Series	01	2006	14.2563	17.0721	0
MFS®/Sun Life Value Series	01	2005	13.5087	14.2563	0
MFS®/Sun Life Value Series	01	2004	11.8120	13.5087	22,644
MFS®/Sun Life Value Series	01	2003	9.5210	11.8120	0
MFS®/Sun Life Value Series	01	2002	11.1280	9.5210	23,526
MFS®/Sun Life Value Series	01	2001	12.1507	11.1280	24,071
MFS®/Sun Life Value Series	01	2000	10.0000	12.1507	0

MFS®/Sun Life Value Series	02	2006	14.1391	16.9061	665,682
MFS®/Sun Life Value Series	02	2005	13.4180	14.1391	864,916
MFS®/Sun Life Value Series	02	2004	11.7506	13.4180	873,417
MFS®/Sun Life Value Series	02	2003	9.4859	11.7506	728,480
MFS®/Sun Life Value Series	02	2002	11.1037	9.4859	798,402
MFS®/Sun Life Value Series	02	2001	12.1428	11.1037	761,810
MFS®/Sun Life Value Series	02	2000	10.0000	12.1428	0

MFS®/Sun Life Value Series	03	2006	14.0616	16.7965	184,968
MFS®/Sun Life Value Series	03	2005	13.3579	14.0616	217,101
MFS®/Sun Life Value Series	03	2004	11.7098	13.3579	210,433
MFS®/Sun Life Value Series	03	2003	9.4625	11.7098	196,432
MFS®/Sun Life Value Series	03	2002	11.0876	9.4625	209,708
MFS®/Sun Life Value Series	03	2001	12.1375	11.0876	201,491
MFS®/Sun Life Value Series	03	2000	10.0000	12.1375	0

MFS®/Sun Life Value Series	04	2006	14.0229	16.7418	885,209
MFS®/Sun Life Value Series	04	2005	13.3279	14.0229	1,004,386
MFS®/Sun Life Value Series	04	2004	11.6894	13.3279	1,064,563
MFS®/Sun Life Value Series	04	2003	9.4508	11.6894	1,096,909
MFS®/Sun Life Value Series	04	2002	11.0796	9.4508	1,076,900
MFS®/Sun Life Value Series	04	2001	12.1349	11.0796	1,045,431
MFS®/Sun Life Value Series	04	2000	10.0000	12.1349	0

MFS®/Sun Life Value Series	05	2006	13.9458	16.6329	1,800,972
MFS®/Sun Life Value Series	05	2005	13.2680	13.9458	2,022,385
MFS®/Sun Life Value Series	05	2004	11.6487	13.2680	2,126,853
MFS®/Sun Life Value Series	05	2003	9.4275	11.6487	2,237,046
MFS®/Sun Life Value Series	05	2002	11.0634	9.4275	2,289,774
MFS®/Sun Life Value Series	05	2001	12.1296	11.0634	2,162,824
MFS®/Sun Life Value Series	05	2000	10.0000	12.1296	0

MFS®/Sun Life Value Series	06	2006	13.8309	16.4709	679,200
MFS®/Sun Life Value Series	06	2005	13.1787	13.8309	742,489
MFS®/Sun Life Value Series	06	2004	11.5880	13.1787	798,989
MFS®/Sun Life Value Series	06	2003	9.3926	11.5880	802,335
MFS®/Sun Life Value Series	06	2002	11.0393	9.3926	772,979
MFS®/Sun Life Value Series	06	2001	12.1217	11.0393	653,988
MFS®/Sun Life Value Series	06	2000	10.0000	12.1217	0

MFS®/Sun Life Value Series S Class	01	2006	12.4403	14.8608	12,646
MFS®/Sun Life Value Series S Class	01	2005	11.8162	12.4403	15,693
MFS®/Sun Life Value Series S Class	01	2004	10.3627	11.8162	18,613
MFS®/Sun Life Value Series S Class	01	2003	8.3680	10.3627	22,153
MFS®/Sun Life Value Series S Class	01	2002	9.8049	8.3680	41,705
MFS®/Sun Life Value Series S Class	01	2001	10.0000	9.8049	0

MFS®/Sun Life Value Series S Class	02	2006	12.3585	14.7407	486,962
MFS®/Sun Life Value Series S Class	02	2005	11.7563	12.3585	520,698
MFS®/Sun Life Value Series S Class	02	2004	10.3258	11.7563	572,764
MFS®/Sun Life Value Series S Class	02	2003	8.3509	10.3258	593,073
MFS®/Sun Life Value Series S Class	02	2002	9.7998	8.3509	539,530
MFS®/Sun Life Value Series S Class	02	2001	10.0000	9.7998	151,651

MFS®/Sun Life Value Series S Class	03	2006	12.3043	14.6613	0
MFS®/Sun Life Value Series S Class	03	2005	11.7166	12.3043	0
MFS®/Sun Life Value Series S Class	03	2004	10.3014	11.7166	0
MFS®/Sun Life Value Series S Class	03	2003	8.3396	10.3014	0
MFS®/Sun Life Value Series S Class	03	2002	9.7963	8.3396	0
MFS®/Sun Life Value Series S Class	03	2001	10.0000	9.7963	0

MFS®/Sun Life Value Series S Class	04	2006	12.2773	14.6216	344,425
MFS®/Sun Life Value Series S Class	04	2005	11.6967	12.2773	365,277
MFS®/Sun Life Value Series S Class	04	2004	10.2891	11.6967	418,509
MFS®/Sun Life Value Series S Class	04	2003	8.3339	10.2891	417,138
MFS®/Sun Life Value Series S Class	04	2002	9.7946	8.3339	355,617
MFS®/Sun Life Value Series S Class	04	2001	10.0000	9.7946	112,398

MFS®/Sun Life Value Series S Class	05	2006	12.2232	14.5426	413,589
MFS®/Sun Life Value Series S Class	05	2005	11.6570	12.2232	476,130
MFS®/Sun Life Value Series S Class	05	2004	10.2646	11.6570	485,707
MFS®/Sun Life Value Series S Class	05	2003	8.3225	10.2646	474,717
MFS®/Sun Life Value Series S Class	05	2002	9.7912	8.3225	488,034
MFS®/Sun Life Value Series S Class	05	2001	10.0000	9.7912	146,164

MFS®/Sun Life Value Series S Class	06	2006	12.1426	14.4248	496,712
MFS®/Sun Life Value Series S Class	06	2005	11.5977	12.1426	584,443
MFS®/Sun Life Value Series S Class	06	2004	10.2280	11.5977	651,114
MFS®/Sun Life Value Series S Class	06	2003	8.3054	10.2280	691,788
MFS®/Sun Life Value Series S Class	06	2002	9.7860	8.3054	711,007
MFS®/Sun Life Value Series S Class	06	2001	10.0000	9.7860	200,083

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

MAY 1, 2007

FUTURITY III

AND

REGATTA CHOICE

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity III Variable and Fixed Annuity Contract and the Regatta Choice Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the corresponding Prospectus dated May 1, 2007. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888) 786-2435 for the Futurity Contracts or (800) 752-7215 for the Regatta Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and ""style box"" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go ""ex-dividend"" during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00004280 (the daily equivalent of the current maximum charge of 1.55% on an annual basis) gives a net investment factor of 1.00323231. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6116444 (14.5645672 x 1.00323231).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 x 1.00323648 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 1.40% on an annual basis) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000). The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 x 12.3846325).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading ""Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.""

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 27, 2007, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph relating to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, as described in Note 1), and have been so included in their reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing therein (which report dated April 20, 2007 accompanying the financial statements expresses an unqualified opinion) and have been so included in their reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the years ended December 31,
	2006	2005	2004

Revenues:
Premiums and annuity considerations	$59,192	$51,982	$58,820
Net investment income	1,206,081	1,112,529	1,134,257
Net derivative income (loss)	9,089	16,474	(98,419)
Net realized investment (losses) gains	(44,511)	16,925	96,074
Fee and other income	398,622	362,275	357,011

Total revenues	1,628,473	1,560,185	1,547,743

Benefits and expenses:
Interest credited	633,405	637,502	673,442
Interest expense	130,802	123,279	128,522
Policyowner benefits	156,970	187,013	141,377
Amortization of deferred acquisition costs ("DAC") and value of business acquired ("VOBA")	399,182	243,821	82,876
Other operating expenses	231,434	196,543	214,495

Total benefits and expenses	1,551,793	1,388,158	1,240,712

Income before income tax (benefit) expense, minority interest and cumulative effect of change in accounting principles	76,680	172,027	307,031

Income tax (benefit) expense:
Federal	(1,717)	40,091	71,352
State	105	(2)	(98)
Income tax (benefit) expense	(1,612)	40,089	71,254

Income before minority interest and cumulative
effect of change in accounting principles	78,292	131,938	235,777

Minority interest share of (loss) income	-	(1,214)	5,561

Income before cumulative effect of change in accounting principles	78,292	133,152	230,216

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 in 2004	-	-	(8,940)

Net income	$78,292	$133,152	$221,276

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED BALANCE SHEETS
(in thousands except per share data)
ASSETS	December 31, 2006	December 31, 2005
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $13,623,450 and $15,620,827 in 2006 and 2005, respectively)	$13,637,973	$15,677,148
Trading fixed maturities at fair value (amortized cost of $3,838,732 and $1,982,762 in 2006 and 2005, respectively)	3,856,053	1,984,848
Subordinated note from affiliate held-to-maturity (fair value of $630,751 and $645,755 in 2006 and 2005, respectively)	600,000	600,000
Mortgage loans	2,273,176	1,739,370
Derivative instruments - receivable	653,854	487,947
Limited partnerships	193,728	222,148
Real estate	186,891	170,510
Policy loans	709,626	701,769
Other invested assets	950,226	554,917
Cash and cash equivalents	578,080	347,654
Total investments and cash	23,639,607	22,486,311

Accrued investment income	291,218	261,507
Deferred policy acquisition costs	1,234,206	1,341,377
Value of business acquired	47,744	53,670
Deferred federal income taxes	3,597	4,360
Goodwill	701,451	701,451
Receivable for investments sold	33,241	79,860
Reinsurance receivable	1,817,999	1,860,680
Other assets	153,230	122,239
Separate account assets	21,060,255	19,095,391

Total assets	$48,982,548	$46,006,846

LIABILITIES

Contractholder deposit funds and other policy liabilities	$19,428,625	$18,668,578
Future contract and policy benefits	750,112	768,297
Payable for investments purchased	218,465	248,733
Accrued expenses and taxes	144,695	150,318
Debt payable to affiliates	1,325,000	1,125,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,605,626	1,652,517
Derivative instruments - payable	160,504	197,765
Other liabilities	1,178,086	766,657
Separate account liabilities	21,060,255	19,095,391

Total liabilities	46,479,194	43,281,082

Commitments and contingencies - Note 19

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2006 and 2005	$6,437	$6,437
Additional paid-in capital	2,143,408	2,138,880
Accumulated other comprehensive income	14,030	19,260
Retained earnings	339,479	561,187

Total stockholder's equity	2,503,354	2,725,764

Total liabilities and stockholder's equity	$48,982,548	$46,006,846

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the years ended December 31,
	2006	2005	2004

Net income	$78,292	$133,152	$221,276

Other comprehensive loss:
Net change in unrealized holding (losses) gains on available-for sale securities, net of tax and policyholder amounts (1)	(46,229)	(79,814)	23,103
Minimum pension liability adjustment, net of tax (2)	326	(1,842)	-
Reclassification adjustments of realized investment losses (gains) into net income, net of tax (3)	40,673	(79,722)	(70,146)

Other comprehensive loss	(5,230)	(161,378)	(47,043)

Comprehensive income (loss)	$73,062	$(28,226)	$174,233

  Net of tax (benefit) expense of $(25.5) million, $(43.0) million and $12.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.
  Net of tax (expense) benefit of $(0.2) million and $1.0 million for the years ended December 31, 2006 and 2005, respectively.
  Net of tax benefit (expense) of $ 21.9 million, $(42.9) million and $(37.8) million for the years ended December 31, 2006, 2005 and 2004, respectively.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income	-	-	-	221,276	221,276
Additional paid-in-capital		60,000			60,000
Dividends				(156,576)	(156,576)
Other comprehensive loss	-	-	(47,043)	-	(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

Net income	-	-	-	133,152	133,152
Additional paid-in-capital	-	6,992	-	-	6,992
Dividends	-	-	-	(200,000)	(200,000)
Other comprehensive loss	-	-	(161,378)	-	(161,378)

Balance at December 31, 2005	$ 6,437	$ 2,138,880	$ 19,260	$ 561,187	$ 2,725,764

Net income	-	-	-	78,292	78,292
Additional paid-in-capital	-	4,528	-	-	4,528
Dividends	-	-	-	(300,000)	(300,000)
Other comprehensive loss	-	-	(5,230)	-	(5,230)

Balance at December 31, 2006	$ 6,437	$ 2,143,408	$ 14,030	$ 339,479	$ 2,503,354

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,
	2006	2005	2004

Cash Flows From Operating Activities:
Net income from operations	$78,292	$133,152	$221,276
Adjustments to reconcile net income to net cash provided
by (used in) operating activities:
Minority interest share (loss) income	-	(1,214)	5,561
Net amortization of premiums on investments	58,379	60,195	82,123
Amortization of DAC and VOBA	399,182	243,821	82,876
Depreciation and amortization	4,608	3,985	3,025
Non cash derivative activity	(17,315)	(93,478)	(18,690)
Net realized losses (gains) on investments	44,511	(16,925)	(96,074)
Net (gains) losses on trading investments	(15,235)	80,324	7,237
Net change in unrealized and undistributed (gains) in private equity limited partnerships	(29,120)	(48,244)	(58,981)
Interest credited to contractholder deposits	633,405	637,502	671,101
Deferred federal income taxes	4,180	22,047	72,648
Cumulative effect of change in accounting principles, net of tax	-	-	8,940
Changes in assets and liabilities:
DAC additions	(262,895)	(261,917)	(346,996)
Accrued investment income	(29,711)	17,916	5,545
Future contract and policy benefits	(6,619)	25,123	(42,530)
Other, net	96,793	155,865	211,882
Net (purchases) sales of trading fixed maturities	(1,866,153)	(651,921)	27,801
Net cash (used in) provided by operating activities	(907,698)	306,231	836,744

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	5,872,190	5,685,008	10,472,377
Mortgage loans	248,264	117,438	205,740
Real estate	-	947	-
Net cash from disposition of subsidiary	-	17,040	39,687
Other invested assets	184,646	483,700	144,145
Purchases of:
Available-for-sale fixed maturities	(4,002,244)	(5,269,211)	(10,367,260)
Mortgage loans	(780,592)	(390,376)	(698,776)
Real estate	(20,619)	(6,648)	(86,743)
Other invested assets	(489,493)	(171,539)	(910,784)
Net changes in other investing activities	399,514	(239,910)	728,637
Net change in policy loans	(7,857)	(5,464)	(3,418)
Net change in short-term investments	-	(4,576)	705

Net cash provided by (used in) investing activities	$1,403,809	$216,409	$(475,690)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,
	2006	2005	2004

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$3,520,138	$2,720,141	$2,552,431
Withdrawals from contractholder deposit funds	(3,690,351)	(3,404,468)	(2,867,815)
Net cash of Sun Capital Advisers LLC	-	-	(2,910)
Debt proceeds	200,000	100,000	-
Dividends paid to stockholder	(300,000)	(150,600)	(150,000)
Additional capital contributed	-	-	60,000
Other, net	4,528	6,992	42,004
Net cash used in financing activities	(265,685)	(727,935)	(366,290)

Net change in cash and cash equivalents	230,426	(205,295)	(5,236)

Cash and cash equivalents, beginning of year	347,654	552,949	558,185

Cash and cash equivalents, end of year	$578,080	$347,654	$552,949

Supplemental Cash Flow Information
Interest paid	$130,686	$122,474	$120,195

Supplemental Schedule of non-cash investing and financing activities
In 2005, the Company declared and paid $200.0 million in dividends to its direct parent, Sun Life of Canada (U.S.) Holdings Inc. (the "Parent"), consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of Sun Capital Advisers LLC. valued at $6.6 million to its indirect parent, Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc..
On April 19, 2005, the Company sold its interest in a consolidated variable interest entity ("VIE"). As a result of the sale, bonds decreased by $42.5 million, short-term investments decreased by $28.5 million, investment income due and accrued decreased by $0.3 million, other invested assets decreased by $3.2 million, other liabilities decreased by $26.1 million, deferred tax liability decreased by $3.9 million, and notes payable decreased by $33.5 million.
On December 31, 2004, the Company distributed through a dividend to the Parent its interest in Sun Capital Advisers LLC. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million, and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.
On June 30, 2004, the Company sold its interest in another consolidated VIE. As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million, and other invested assets decreased by $0.6 million.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
GENERAL
Sun Life Assurance Company of Canada (U.S.) (the "Company") and its subsidiaries are primarily engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, funding agreements, group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.
The Company is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct wholly-owned subsidiary of the Parent. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."
As of December 31, 2004, SLC - U.S. Ops Holdings was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company incorporated in 1865 and a direct wholly-owned subsidiary of SLF. On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned direct subsidiary of SLF. The Company is now an indirect subsidiary of Sun Life Financial Corp., and continues to be an indirect subsidiary of SLF.
On April 19, 2005, the Company sold its interest in a consolidated variable interest entity ("VIE") and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company's net income for the year ended December 31, 2005 included a net loss of $0.8 million related to this VIE.
On December 31, 2004, Sun Capital Advisers LLC ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income was $1.9 million for the year ended December 31, 2004.
On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
BASIS OF PRESENTATION
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.
The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2006, the Company directly or indirectly owned all of the outstanding shares or members interest of SLNY, which issues individual fixed and variable annuity contracts, group life, long-term disability and stop loss insurance, and individual life insurance in New York; Independence Life and Annuity Company, a life insurance company that sold variable and whole life insurance products; Clarendon Insurance Agency, Inc., a register broker-dealer; Sun Life of Canada (U.S.) SPE 97-I, Inc., organized for the purpose of engaging in activities incidental to securitizing mortgage loans; Sun Life of Canada (U.S.) Holdings General Partner LLC (the "General Partner"), the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I; SLF Private Placement Investment Company I, LLC; Sun Parkaire Landing LLC; 7101 France Avenue Manager, LLC; Sun MetroNorth, LLC; and SLNY Private Placement Investment Company I, LLC. During 2005, Sun Benefit Services Company, Inc., an inactive subsidiary, was dissolved.
The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I (the "Partnership") and, as a result, the Partnership is consolidated with the results of the Company. The Partnership was established to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I (the "Capital Trust").
On September 6, 2006 the Company entered into an agreement with Credit and Repackaged Securities Limited Series 2006-10 Trust (the "Trust"), whereby the Company is the sole beneficiary of the Trust. As the sole beneficiary of the Trust, the Company is required to consolidate the Trust under the requirements of Financial Accounting Standards Board ("FASB") Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51." Accordingly, the assets and liabilities of the Trust are included in the Company's consolidated financial statements. As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $56.8 million of liabilities.
In addition, the Company had consolidated a certain interest in a VIE. The consolidation of the VIE required the Company to report its minority interest relating to the equity ownership not controlled by the Company. The Company's interest in the VIE was sold on April 19, 2005.
The Company has a greater than or equal to 20% involvement in five VIEs at December 31, 2006. The Company is a creditor in three trusts and two limited liability companies that were used to finance commercial mortgages, franchise receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $30.1 million and $40.2 million at December 31, 2006 and 2005, respectively. The notes relating to the VIE's mature between July 2007 and October 2024. See Note 4 for additional information with respect to leveraged leases which is not included above.
All intercompany transactions have been eliminated in consolidation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, DAC, VOBA, the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments. Actual results could differ from those estimates.
FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, derivative financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.
CASH AND CASH EQUIVALENTS
Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.
INVESTMENTS
The Company accounts for its investments in accordance with Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Included with available-for-sale fixed maturities are mortgage-backed securities in the To Be Announced form ("TBA"). The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in the payable for investments purchased until the settlement date of the transaction. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.
Fair values for publicly traded securities are obtained from external market quotations. For privately-placed fixed maturities, fair values are estimated by taking into account prices for publicly-traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)
The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company will be unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).
Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time that the original loan is made.
A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the lower of the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.
Real estate investments are held for the production of income or are held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.
Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.
Investments in private equity limited partnerships are accounted for by the equity method of accounting.
The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.
Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific available-for-sale investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.
Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
DEFERRED POLICY ACQUISITION COSTS
Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts ("GICs"), and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses. This amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.
Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.
DAC is also adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive income (loss). DAC was increased (decreased) by $6.9 million and $(12.8) million at December 31, 2006 and 2005, respectively, to reflect unrealized losses and (gains).
VALUE OF BUSINESS ACQUIRED
VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over the estimated life of the purchased block of business.
VOBA is also adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive income (loss). VOBA was increased (decreased) by $0.5 million and $(1.2) million at December 31, 2006 and 2005, respectively, to account for unrealized investment losses and (gains).
GOODWILL
Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport Life Insurance Company ("Keyport") on November 1, 2001. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2006 and concluded that these assets were not impaired.
OTHER ASSETS
Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.
Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.
Intangible assets acquired primarily consist of state insurance licenses that are not subject to amortization and of intangible assets related to product rights that have a weighted-average useful life of 7 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
POLICY LIABILITIES AND ACCRUALS
Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.
Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits. Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions that were set at the time that loss recognition testing resulted in additional reserves. Loss recognition testing is done periodically to make sure that these assumptions remain adequate. Reserves for guaranteed minimum death benefits and guaranteed minimum income benefits are calculated according to the methodology of AICPA Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.
Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value. These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.
Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company's experience, incorporating factors such as age at disability, sex and elimination period. These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company's future obligations.
Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.
Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies ("SPWL") and GICs. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders. The liabilities are not reduced by surrender charges.
REVENUE AND EXPENSES
Premiums for traditional individual life products are considered earned revenue when due. Premiums related to group life, group stop loss and group disability insurance are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.
Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.
Fees from investment advisory services are recognized as revenues when the services are provided.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
For the years ended December 31, 2006, 2005 and 2004, the Company participated in a consolidated federal income tax return with SLC - US Ops Holdings and other affiliates.
Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily relate from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.
SEPARATE ACCOUNTS
The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts. The activity of the separate accounts is not reflected in the consolidated financial statements except for: (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and (2) the activity related to the guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ('GMIB'), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ('GMWB') which is reflected in the Company's consolidated financial statements and accompanying notes.
ACCOUNTING PRONOUNCEMENTS
New and Adopted Accounting Pronouncements
On September 29, 2006, the FASB issued SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," which amends SFAS No. 87 and SFAS No. 106 to require recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet. Under SFAS No. 158, gains and losses, prior service costs and credits, and any remaining transition amounts under SFAS No. 87 and SFAS No. 106 that have not yet been recognized through net periodic benefit cost will be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic cost. The measurement date is required to be the company's fiscal year end. SFAS No. 158 is effective for publicly-held companies for fiscal years ending after December 15, 2006, except for the measurement date provisions, which are effective for fiscal years ending after December 15, 2008. See Note 9 with respect to the effects of adoption of SFAS No. 158 on the Company.
In September 2006, the Securities and Exchange Commission ("SEC") Staff issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB No. 108"), which addresses how the effects of prior year uncorrected financial statement misstatements should be considered in current year financial statements. SAB No. 108 requires registrants to quantify misstatements using both balance sheet and income statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relative quantitative and qualitative factors. The requirements of SAB No. 108 are effective for annual financial statements covering the first fiscal year ending after November 15, 2006. The Company's adoption of SAB No. 108 during the year ended December 31, 2006 had no impact on the Company's consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
ACCOUNTING PRONOUNCEMENTS (CONTINUED)
New and Adopted Accounting Pronouncements (continued)
In November of 2005, the FASB issued FASB Staff Position ("FSP") 115-1 and 124-1 "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments." This FSP is effective for reporting periods beginning after December 15, 2005. The FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of the impairment loss. The statement also includes accounting guidance for periods subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. Adoption of this FSP did not impact the methodology used by the Company to determine and measure impaired investments. See disclosure in Note 4.
In May of 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). This statement is effective for fiscal years beginning after December 15, 2005. SFAS No. 154 changes the requirements for the accounting and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. The statement eliminates the requirement in APB 20 to include the cumulative effect of a change in accounting in the income statement in the period of change and requires retrospective applications to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the specific period effects or the cumulative effect of the change. SFAS No. 154 applies to changes required by new accounting pronouncements only when the pronouncement does not include specific transition guidance. The adoption of SFAS No. 154 did not have a material impact on the Company's consolidated financial statements.
On January 1, 2004, the Company adopted SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:
o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
o	Reporting and measuring the Company's interest in its separate accounts as investments.
See Footnote 12 for additional information regarding the impact of adoption of SOP 03-1.
Accounting Standards Not Yet Adopted
In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reporting earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of SFAS No. 157, "Fair Value Measurements." The Company is currently evaluating the impact, if any, that SFAS No. 159 may have on the Company's consolidated financial statements.
In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years. Earlier application is permitted provided that the reporting entity has not yet issued interim or annual financial statements for that fiscal year. The Company is currently evaluating the impact, if any, that SFAS No. 157 may have on the Company's consolidated financial statements.
In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
ACCOUNTING PRONOUNCEMENTS (CONTINUED)
Accounting Standards Not Yet Adopted (continued)
FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently assessing the impact, if any, of FIN 48 on its consolidated financial statements.
In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets" ("SFAS No. 156"), an amendment to SFAS No. 140. SFAS No. 156 requires all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss and assess the rights for impairment or the need for an increased obligation. The option to subsequently measure servicing rights at fair value will allow entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133. SFAS No. 156 is effective for fiscal years beginning after September 15, 2006. Earlier application is permitted provided that the reporting entity has not yet issued interim or annual financial statements for that fiscal year. The adoption of this statement will not have a material impact on the Company's financial position or results of operations.
In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments" ("SFAS No. 155"), an amendment to SFAS No. 133 and SFAS No. 140. Among other things, SFAS No. 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS No. 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS No. 155 is effective for all financial instruments acquired, issued, or subject to a remeasurement (new basis) event occurring after the beginning of an entity's first fiscal year beginning after September 15, 2006. At initial application of SFAS No. 155, the fair value election provided for in paragraph 4(c) may be applied for hybrid financial instruments that were bifurcated under paragraph 12 of SFAS No. 133 prior to the initial application of SFAS No. 155.
In January 2007, the FASB provided a scope exception under SFAS No. 155 for securitized interests that only contain an embedded derivative that is tied to the prepayment risk of the underlying prepayable financial assets, and for which the investor does not control the right to accelerate the settlement. If a securitized interest contains any other embedded derivative (for example, an inverse floater), then it would be subject to the bifurcation tests in SFAS No. 133, as would securities purchased at a significant premium. Following the issuance of the scope exception by the FASB, changes in the market value of the Company's investment securities would continue to be made through other comprehensive income, a component of stockholders' equity. The Company does not expect that the January 1, 2007 adoption of SFAS No. 155 will have a material impact on the Company's financial position, results of operations or cash flows. However, to the extent that certain of the Company's future investments in securitized financial assets do not meet the scope exception adopted by the FASB, the Company's future results of operations may exhibit volatility if such investments are required to be bifurcated or marked to market value in their entirety through the income statement, depending on the election made by the Company.
In September of 2005, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 is not expected to have a material impact on the Company's financial position or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
2. MERGERS, ACQUISITIONS AND DISPOSITIONS
On September 6, 2006, the Company entered into an agreement with the Trust, whereby the Company is the sole beneficiary of the Trust. As of December 31, 2006, total assets of the Trust were $56.6 million. As the sole beneficiary of the Trust, the Company is required to consolidate this Trust under the requirements of FASB Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51." Accordingly, the assets and liabilities of the Trust are included in the Company's consolidated financial statements. As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $56.8 million of liabilities.
On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company's net income for the year ended December 31, 2005 includes a net loss of $0.8 million related to this VIE.
On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's net assets were $8.1 million. SCA's net income for the year ended December 31, 2004 was $1.9 million.
On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income for the year ended December 31, 2004 includes net income of $7.1 million related to this VIE.
3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES
Below is a summary of affiliated transactions for those affiliates that are not consolidated within the Company.
The Company and its subsidiaries have administrative services agreements with SLOC which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $9.4 million, $11.3 million and $24.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.
In accordance with an administrative service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $212.4 million, $170.4 million and $136.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.
The Company has an administrative service agreement with Sun Life Information Services Canada, Inc. ("SLISC") under which SLISC provides administrative and support services to the Company in connection with the Company's insurance and annuity business. Expenses under this agreement amounted to approximately $10.7 million and $5.8 million for the years ended December 31, 2006 and 2005, respectively. There were no expenses incurred for the year ended December 31, 2004.
The Company has a service agreement with Sun Life Information Services Ireland Limited ("SLISIL") under which SLISIL provides various insurance related and information systems services to the Company. Expenses under this agreement amounted to approximately $19.6 million, $13.9 million and $10.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Company has an administrative services agreement with SLC - U.S. Ops Holdings under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $22.6 million, $23.4 million and $22.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.
The Company leases office space to SLOC under lease agreements with terms expiring in December 31, 2009 and options to extend the terms for each of twelve successive five-year terms at fair market value of the fixed rent for the term which is then ending. Rent received by the Company under the leases amounted to approximately $10.6 million, $10.6 million, and $11.8 million in 2006, 2005 and 2004, respectively. Rental income is reported as a component of net investment income.
As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.
In 2006, the Company declared and paid $300.0 million in cash dividends to the Parent. In 2005, the Company declared and paid $200.0 million in dividends to the Parent, consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its indirect parent, SLC - U.S. Ops Holdings.
On December 31, 2004, the Company received a $60.0 million capital contribution from its indirect parent, SLC - U.S. Ops Holdings.
In 2004, the employees of the Company became participants in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock. The Company incurred expenses of $7.3 million, $7.0 million and $4.1 million relating to RSUs for the years ended December 31, 2006, 2005 and 2004, respectively.
In 2006, the Company recorded a tax benefit of $4.5 million through paid-in-capital for SLF stock options issued to employees of the Company for the year ended December 31, 2006. In 2005, the Company recorded a tax benefit of $7.0 million through paid-in-capital for stock options issued to employees of the Company during 2001 through 2005. The $7.0 million tax benefit is comprised of a $2.5 million tax benefit on expenses accrued at its indirect parent, SLF, and a $4.5 million adjustment to record the excess tax benefit over the recorded book expense for stock options exercised.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)
At December 31, 2006, the Company had $460.0 million in promissory notes maturing June 30, 2012 issued to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"). The Company pays interest semi-annually to Sun Life (Hungary) LLC. The Company expensed $26.5 million for interest on these promissory notes for each of the years ended December 31, 2006, 2005 and 2004, respectively. The proceeds of the notes were used to purchase fixed-rate government and corporate bonds.
At December 31, 2006 and 2005, the Company had $565.0 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2006, 2005 and 2004, respectively.
At December 31, 2006 and 2005, the Company, through the Partnership, had $600 million of 8.526% partnership capital securities issued to the Capital Trust. The Company expensed $51.2 million for interest on these partnership capital securities for each of the years ended December 31, 2006, 2005 and 2004, respectively.
At December 31, 2006 and 2005, the Company, through the Partnership, owned $600 million of 8.526% subordinated notes issued by the Parent. Interest earned on these notes was $51.2 million for each of the years ended December 31, 2006, 2005 and 2004, respectively.
The Company purchased a total of $140.0 million in promissory notes from MFS in 2004 and 2003. Interest earned for the years ended December 31, 2005 and 2004 was $4.2 million and $4.0 million, respectively. As of December 31, 2005, the Company sold and transferred these notes to affiliates. On December 31, 2005, the Company sold notes with a par value of $90.0 million to an affiliate, Sun Life (Hungary) LLC, and recognized a loss of $3.3 million. On September 23, 2005, the Company transferred notes with a par value of $50.0 million to the Parent as a dividend. The Company recognized a loss of $0.6 million on the transfer of these notes to the Parent.
During the years ended December 31, 2006, 2005 and 2004, the Company paid $24.3 million, $23.2 million and $35.0 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc., ("SLFD"). The Company also has an agreement with SLFD and the Parent whereby the Parent provides expense reimbursements to the Company for administrative services provided by the Company to SLFD. The Company received reimbursement of $3.2 million for the year ended December 31, 2006 related to this agreement. In addition, the Company received fee income for administrative services provided to SLFD of $7.1 million and $5.9 million for the years ended December 31, 2005 and 2004, respectively.
During the years ended December 31, 2006, 2005 and 2004, the Company paid $20.1 million, $25.1 million and $45.1 million, respectively, in commission fees to Independent Financial Marketing Group, Inc., an affiliate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Company has an administrative services agreement with SCA under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable contracts issued by the Company. Amounts received under this agreement amounted to approximately $1.5 million and $2.4 million for the year ended December 31, 2006 and 2005. SCA was a consolidated entity of the Company through December 31, 2004.
The Company paid $14.9 million and $16.4 million for the years ended December 31, 2006 and 2005 in investment management services fees to SCA, an affiliate and registered investment adviser.
On September 12, 2006, the Company entered into a Terms Agreement (the "2006-B Terms Agreement") with its affiliates Sun Life Financial Global Funding III, L.P. (the "Issuer III"), Sun Life Financial Global Funding III, U.L.C. (the "ULC III") and Sun Life Financial Global Funding III, L.L.C. (the "LLC III"), and with Citigroup Global Markets, Inc., Deutsche Bank Securities Inc., Morgan Stanley & Co. Incorporated, Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, RBC Capital Markets Corporation and Wachovia Capital Markets (each, an "Initial Purchaser" and collectively, the "2006-B Initial Purchasers"), in connection with the offer and sale by the Issuer III of $750 million of Series 2006-1 Floating Rate Notes due 2013 ("2006-B Notes"). On September 21, 2006, the Company entered into another Terms Agreement (together with the original 2006-B Terms Agreement, the "2006-B Terms Agreements") with the same parties as the original 2006-B Terms Agreement in connection with the offer and sale by the Issuer III of a second tranche of $150 million of 2006-B Notes. The payment obligations of the Issuer III for the full $900 million of 2006-B Notes are unconditionally guaranteed by the LLC III pursuant to a guarantee (the "2006-B Secured Guarantee") dated as of September 19, 2006, and the obligations of the LLC III under the 2006-B Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC III, one for $750 million issued on September 19, 2006 and another for $150 million issued on September 29, 2006. Total interest credited for the funding agreements was $14.9 million for the year ended December 31, 2006.
The 2006-B Terms Agreements incorporate by reference the provisions of a Purchase Agreement dated as of September 5, 2006 by and among the Issuer III, the ULC III, the LLC III, the Company and all of the 2006-B Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-B Notes.
In addition, the Company issued a $100 million floating rate demand note payable to the LLC III on September 19, 2006. The Company expensed $1.7 million for interest on this demand note for the year ended December 31, 2006.
The Company has entered into an interest rate swap agreement with the LLC III with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.
On May 17, 2006, the Company entered into a Terms Agreement (the "2006-A Terms Agreement") with its affiliates Sun Life Financial Global Funding II, L.P. (the "Issuer II"), Sun Life Financial Global Funding II, U.L.C. (the "ULC II") and Sun Life Financial Global Funding II, L.L.C. (the "LLC II"), and with Citigroup Global Markets, Inc. ("Citigroup"), Morgan Stanley & Co. Incorporated ("Morgan Stanley"), Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Lehman Brothers Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, with Citigroup and Morgan Stanley, the "2006-A Initial Purchasers"), in connection with the offer and sale by the Issuer II of $900 million of Series 2006-1 Floating Rate Notes due 2011 (the "2006-A Notes"). The payment obligations of the Issuer II are unconditionally guaranteed by the LLC II pursuant to a guarantee (the "2006-A Secured Guarantee"), and the obligations of the LLC II under the 2006-A Secured Guarantee are secured by a $900 million floating rate funding agreement issued by the Company to the LLC II. The 2006-A Terms Agreement incorporates by reference the provisions of a Purchase Agreement dated as of May 15, 2006 by and among the Issuer II, the ULC II, the LLC II, the Company and the 2006-A Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-A Notes. Total interest credited for the funding agreement was $30.7 million for the year ended December 31, 2006.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)
On May 24, 2006, the Company also issued a $100 million floating rate demand note payable to the LLC II. The Company expensed $3.4 million for interest on this demand note for the year ended December 31, 2006.
The Company has entered into an interest rate swap agreement with the LLC II with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreement to fixed rate obligations. The net interest payable under this swap agreement was $0.2 million at December 31, 2006.
On June 3, 2005, the Company entered into a Terms Agreement (the "2005 Terms Agreement") with its affiliates, Sun Life Financial Global Funding, L.P. (the "Issuer"), Sun Life Financial Global Funding, U.L.C. (the "ULC") and Sun Life Financial Global Funding, L.L.C. (the "LLC"), and with Citigroup, Morgan Stanley, Banc of America Securities LLC, Credit Suisse First Boston LLC, J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, the "2005 Initial Purchasers"), in connection with the offer and sale by the Issuer of $600 million of Series 2005-1 Floating Rate Notes due 2010 (the "First Tranche Notes").
On June 29, 2005, the Company entered into a Second Terms Agreement (the "Second 2005 Terms Agreement") with the Issuer, the ULC and the LLC, and with Citigroup and Morgan Stanley, in connection with the offer and sale by the Issuer of $300 million of Series 2005-1 Floating Rate Notes due 2010 (the "Second Tranche Notes").
The payment obligations of the Issuer under the First Tranche Notes and the Second Tranche Notes are unconditionally guaranteed by the LLC pursuant to a guarantee (the "2005 Secured Guarantee") dated as of June 10, 2005, and the obligations of the LLC under the 2005 Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC, one for $600 million issued on June 10, 2005 and one for $300 million issued on July 5, 2005. The Company issued a total of $900 million funding agreements to the LLC in connection with the First Tranche Notes and Second Tranche Notes. The Terms Agreement and the Second Terms Agreement incorporate by reference the provisions of a Purchase Agreement dated as of November 11, 2004 by and among the Issuer, the ULC, the LLC, the Company, and the 2005 Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2005 Initial Purchaser against certain securities law liabilities related to the offering of the First Tranche Notes and the Second Tranche Notes.
Total interest credited for the funding agreements associated with the First Tranche Notes and Second Tranche Notes was $49.5 million and $20.7 million for the years ended December 31, 2006 and 2005, respectively.
On June 10, 2005, the Company issued a $100 million floating rate demand note payable to the LLC. The Company expensed $5.5 million and $2.3 million for interest on the demand note for the years ended December 31, 2006 and 2005, respectively.
The Company has entered into two interest rate swap agreements with the LLC with an aggregate notional amount of $900 million that effectively convert the floating rate payment obligations under the funding agreements to fixed rate obligations. The net interest (payable) receivable under these swap agreements was $(0.5) million and $0.1 million at December 31, 2006 and 2005, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)
Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.
The following table lists the details of notes due to affiliates at December 31, 2006 (in 000's):
Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life (Hungary) LLC	Promissory	5.760%	06/30/2012	380,000	21,888
Sun Life (Hungary) LLC	Promissory	5.710%	06/30/2012	80,000	4,568
Sun Life Financial Global Funding I, L.L.C.	Demand	Libor plus 0.35%	07/6/2010	100,000	5,518
Sun Life Financial Global Funding II, L.L.C.	Demand	Libor plus 0.26%	07/6/2011	100,000	3,428
Sun Life Financial Global Funding III, L.L.C.	Demand	Libor plus 0.35%	10/6/2013	100,000	1,660
				$ 1,325,000	$ 79,645

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS
Fixed Maturities
The amortized cost and fair value of fixed maturities at December 31, 2006, was as follows:
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 4,415,712	$ 38,390	$ (58,980)	$ 4,395,122
Foreign Government & Agency Securities	79,319	3,512	(283)	82,548
States & Political Subdivisions	495	32	-	527
U.S. Treasury & Agency Securities	307,580	2,637	(4,027)	306,190

Corporate securities:
Basic Industry	204,355	4,217	(3,182)	205,390
Capital Goods	520,338	11,507	(3,973)	527,872
Communications	1,163,026	20,149	(24,077)	1,159,098
Consumer Cyclical	1,051,633	10,127	(28,599)	1,033,161
Consumer Noncyclical	364,459	7,847	(2,302)	370,004
Energy	350,930	6,226	(3,547)	353,609
Finance	3,201,774	43,217	(33,235)	3,211,756
Industrial Other	228,442	7,446	(629)	235,259
Technology	22,779	357	(852)	22,284
Transportation	307,542	10,418	(5,458)	312,502
Utilities	1,405,066	35,310	(17,725)	1,422,651
Total Corporate	8,820,344	156,821	(123,579)	8,853,586

Total available-for-sale fixed maturities	$ 13,623,450	$ 201,392	$ (186,869)	$ 13,637,973

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 30,751	$ -	$ 630,751

Total held-to-maturity fixed maturities	$ 600,000	$ 30,751	$ -	$ 630,751

	Amortized	Gross	Gross
	Cost	Gains	Losses	Fair Value
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 353,571	$ 3,851	$ (3,479)	$ 353,943
Foreign Government & Agency Securities	40,274	710	(152)	40,832
U.S. Treasury & Agency Securities	796	10	-	806

Corporate securities:
Basic Industry	8,237	596	-	8,833
Capital Goods	71,060	540	-	71,600
Communications	735,753	5,378	(5,077)	736,054
Consumer Cyclical	279,856	2,628	(3,550)	278,934
Consumer Noncyclical	159,221	633	(901)	158,953
Energy	20,620	2,388	-	23,008
Finance	1,742,731	14,625	(7,385)	1,749,971
Industrial Other	55,950	405	(839)	55,516
Transportation	48,887	1,873	(672)	50,088
Utilities	321,776	7,476	(1,737)	327,515
Total Corporate	3,444,091	36,542	(20,161)	3,460,472

Total trading fixed maturities	$ 3,838,732	$ 41,113	$ (23,792)	$ 3,856,053

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
The amortized cost and fair value of fixed maturities at December 31, 2005, was as follows:
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,234,792	$ 40,958	$ (74,124)	$ 5,201,626
Foreign Government & Agency Securities	86,360	2,965	(64)	89,261
States & Political Subdivisions	742	24	-	766
U.S. Treasury & Agency Securities	449,877	4,773	(4,286)	450,364

Corporate securities:
Basic Industry	228,782	6,192	(3,384)	231,590
Capital Goods	602,974	20,310	(4,507)	618,777
Communications	1,285,638	32,582	(24,476)	1,293,744
Consumer Cyclical	1,321,417	16,741	(62,470)	1,275,687
Consumer Noncyclical	548,636	16,985	(6,206)	559,415
Energy	445,207	15,281	(2,225)	458,264
Finance	3,167,168	50,719	(28,844)	3,189,043
Industrial Other	246,421	9,913	(1,029)	255,305
Technology	49,288	853	(1,127)	49,014
Transportation	409,812	17,786	(7,739)	419,859
Utilities	1,543,713	54,264	(13,544)	1,584,433
Total Corporate	9,849,056	241,626	(155,551)	9,935,131

Total available-for-sale fixed maturities	$ 15,620,827	$ 290,346	$ (234,025)	$ 15,677,148

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 45,755	$ -	$ 645,755

Total held-to-maturity fixed maturities	$ 600,000	$ 45,755	$ -	$ 645,755

	Amortized	Gross	Gross
	Cost	Gains	Losses	Fair Value
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 209,548	$ 1,915	$ (3,776)	$ 207,687
Foreign Government & Agency Securities	19,516	-	(136)	19,380

Corporate securities:
Basic Industry	8,649	783	-	9,432
Capital Goods	15,651	751	-	16,402
Communications	343,647	3,607	(8,542)	338,712
Consumer Cyclical	246,522	2,615	(6,160)	242,977
Consumer Noncyclical	84,411	712	(2,370)	82,753
Energy	27,675	3,187	-	30,862
Finance	713,043	13,996	(8,285)	718,754
Industrial Other	47,464	798	(928)	47,334
Technology	3,801	82	-	3,883
Transportation	60,950	2,588	(4,696)	58,842
Utilities	201,885	8,244	(2,299)	207,830
Total Corporate	1,753,698	37,363	(33,280)	1,757,781

Total trading fixed maturities	$ 1,982,762	$ 39,278	$ (37,192)	$ 1,984,848

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below. Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	December 31, 2006
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 410,397	$ 410,402
Due after one year through five years	2,206,629	2,226,776
Due after five years through ten years	3,807,300	3,791,183
Due after ten years	2,783,412	2,814,491
Subtotal - Maturities available-for-sale	9,207,738	9,242,852
Asset-backed securities	4,415,712	4,395,121
Total Available-for-sale	$ 13,623,450	$ 13,637,973

Maturities of trading fixed securities:
Due in one year or less	$ 138,476	$ 138,797
Due after one year through five years	1,342,987	1,345,899
Due after five years through ten years	1,757,081	1,764,447
Due after ten years	246,617	252,968
Subtotal - Maturities of trading	3,485,161	3,502,111
Asset-backed securities	353,571	353,942
Total Trading	$ 3,838,732	$ 3,856,053

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 630,751
Gross gains of $39.2 million, $61.0 million and $152.5 million and gross losses of $92.3 million, $38.9 million and $45.4 million were realized on the sale of fixed maturities for the years ended December 31, 2006, 2005 and 2004, respectively.
Fixed maturities with an amortized cost of approximately $12.0 million and $10.9 million at December 31, 2006 and 2005, respectively, were on deposit with federal and state governmental authorities as required by law.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
As of December 31, 2006 and 2005, 96.5% and 94.7%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized statistical rating organizations. During 2006, 2005 and 2004, the Company incurred realized losses totaling $6.3 million, $29.7 million and $32.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.
The Company has discontinued accruing income on all of its holdings for issuers that are in default. The termination of accrual accounting on these holdings reduced previously accrued income by $0.6 million, $1.7 million and $7.0 million for the years ended December 31, 2006, 2005 and 2004, respectively. The fair market value of these investments was $24.4 million and $29.8 million for the years ended December 31, 2005 and 2004, respectively. As of December 31, 2006, the Company did not have any holding for issuers that were in default.
The following table provides the fair value and gross unrealized losses of the Company's available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2006:
	Less Than Twelve Months		Twelve Months Or More		Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 7,750	$ (109)	$ 43,426	$ (3,073)	$ 51,176	$ (3,182)
Capital Goods	50,624	(399)	108,017	(3,574)	158,641	(3,973)
Communications	228,260	(4,389)	292,442	(19,688)	520,702	(24,077)
Consumer Cyclical	175,557	(3,380)	514,067	(25,219)	689,624	(28,599)
Consumer Noncyclical	138,379	(942)	33,801	(1,360)	172,180	(2,302)
Energy	75,777	(1,357)	43,064	(2,190)	118,841	(3,547)
Finance	482,642	(5,525)	874,370	(27,710)	1,357,012	(33,235)
Industrial Other	14,092	(15)	11,214	(614)	25,306	(629)
Technology	-	-	13,938	(852)	13,938	(852)
Transportation	30,905	(207)	111,423	(5,251)	142,328	(5,458)
Utilities	252,419	(3,303)	429,194	(14,422)	681,613	(17,725)

Total Corporate	1,456,405	(19,626)	2,474,956	(103,953)	3,931,361	(123,579)

Non-Corporate
Asset Backed and Mortgage Backed Securities	912,875	(5,565)	1,978,436	(53,415)	2,891,311	(58,980)
Foreign Government & Agency Securities	-	-	13,865	(283)	13,865	(283)
U.S. Treasury & Agency Securities	147,386	(2,026)	86,591	(2,001)	233,977	(4,027)

Total Non-Corporate	1,060,261	(7,591)	2,078,892	(55,699)	3,139,153	(63,290)

Grand Total	$2,516,666	$(27,217)	$ 4,553,848	$(159,652)	$7,070,514	$ (186,869)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
The following table provides the fair value and gross unrealized losses of the Company's available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2005:
	Less Than Twelve Months		Twelve Months Or More		Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 62,351	$ (1,334)	$ 47,710	$ (2,050)	$ 110,061	$ (3,384)
Capital Goods	37,622	(476)	172,069	(4,031)	209,691	(4,507)
Communications	207,469	(12,291)	284,749	(12,185)	492,218	(24,476)
Consumer Cyclical	475,628	(31,554)	352,308	(30,916)	827,936	(62,470)
Consumer Noncyclical	82,655	(3,602)	116,271	(2,604)	198,926	(6,206)
Energy	44,087	(739)	56,103	(1,486)	100,190	(2,225)
Finance	754,646	(13,576)	685,785	(15,268)	1,440,431	(28,844)
Industrial Other	12,450	(535)	17,657	(494)	30,107	(1,029)
Technology	18,971	(829)	6,703	(298)	25,674	(1,127)
Transportation	64,664	(2,987)	95,889	(4,752)	160,553	(7,739)
Utilities	138,031	(3,438)	444,299	(10,106)	582,330	(13,544)

Total Corporate	1,898,574	(71,361)	2,279,543	(84,190)	4,178,117	(155,551)

Non-Corporate
Asset Backed and Mortgage Backed Securities	1,965,773	(43,011)	1,240,823	(31,113)	3,206,596	(74,124)
Foreign Government & Agency Securities	1,002	(3)	19,118	(61)	20,120	(64)
U.S. Treasury & Agency Securities	56,051	(633)	216,469	(3,653)	272,520	(4,286)

Total Non-Corporate	2,022,826	(43,647)	1,476,410	(34,827)	3,499,236	(78,474)

Grand Total	$ 3,921,400	$ (115,008)	$ 3,755,953	$ (119,017)	$ 7,677,353	$ (234,025)
The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments as well as the Company's ability and intention, if any, to dispose of its position prior to the fair value increasing so as to allow recovery of the Company's cost. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions. The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.
The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2006 (not in thousands):
	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	2	12	14
Capital Goods	9	15	24
Communications	22	64	86
Consumer Cyclical	28	57	85
Consumer Noncyclical	14	10	24
Energy	13	15	28
Finance	80	137	217
Industrial Other	3	2	5
Technology	-	3	3
Transportation	8	47	55
Utilities	39	55	94

Total Corporate	218	417	635

Non-Corporate
Asset Backed and Mortgage Backed Securities	368	741	1,109
Foreign Government & Agency Securities	-	3	3
U.S. Treasury & Agency Securities	10	25	35

Total Non-Corporate	378	769	1,147

Grand Total	596	1,186	1,782

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2005 (not in thousands):
	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	17	7	24
Capital Goods	6	18	24
Communications	46	44	90
Consumer Cyclical	71	40	111
Consumer Noncyclical	23	18	41
Energy	9	14	23
Finance	113	81	194
Industrial Other	1	6	7
Technology	2	1	3
Transportation	17	43	60
Utilities	32	42	74

Total Corporate	337	314	651

Non-Corporate
Asset Backed and Mortgage Backed Securities	696	353	1,049
Foreign Government & Agency Securities	1	2	3
U.S. Treasury & Agency Securities	16	32	48

Total Non-Corporate	713	387	1,100

Grand Total	1,050	701	1,751
The Company has made funding commitments of private placement bonds into the future. The outstanding funding commitments for these private placement bonds amounted to $4.1 million at December 31, 2006. There were no outstanding funding commitments for private placement bonds at December 31, 2005.
The Company had unfunded commitments with respect to funding of limited partnerships of approximately $53.3 million and $71.3 million at December 31, 2006 and 2005, respectively.

Mortgage Loans and Real Estate
The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time that the original loan is made.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4.INVESTMENTS (CONTINUED)
Mortgage Loans and Real Estate (continued)
The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:
	December 31,
	2006	2005

Total mortgage loans	$ 2,273,176	$ 1,739,370

Real estate:
Held for production of income	186,891	170,510
Total real estate	$ 186,891	$ 170,510
Accumulated depreciation on real estate was $27.2 million and $23.0 million at December 31, 2006 and 2005, respectively.
The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has impaired mortgage loans and impaired-but-performing mortgage loans totaling $3.9 million and $6.3 million at December 31, 2006 and 2005, respectively.
Activity for the investment valuation allowances was as follows:
	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2006
Mortgage loans	$ 6,272	$ 400	$ (2,744)	$ 3,928

2005
Mortgage loans	$ 7,646	$ 800	$ (2,174)	$ 6,272
Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:
	2006	2005
Property Type:
Office building	$ 864,486	$ 703,927
Residential	115,822	87,874
Retail	998,291	751,041
Industrial/warehouse	310,346	264,567
Other	175,050	108,743
Valuation allowances	(3,928)	(6,272)
Total	$ 2,460,067	$ 1,909,880

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
	2006	2005
Geographic region:

Alaska	$ 3,041	$ -
Alabama	7,824	8,070
Arizona	56,964	48,113
Arkansas	474	-
California	179,502	144,829
Colorado	32,294	33,238
Connecticut	15,016	30,026
Delaware	20,445	15,194
Florida	264,316	140,592
Georgia	86,510	80,802
Idaho	2,635	-
Illinois	47,777	23,118
Indiana	23,471	19,950
Iowa	364	-
Kansas	6,089	-
Kentucky	32,000	25,623
Louisiana	38,314	32,186
Maine	12,508	-
Maryland	58,318	64,724
Massachusetts	141,485	142,421
Michigan	15,522	6,799
Minnesota	40,259	53,157
Missouri	88,348	34,567
Mississippi	770	-
Montana	483	-
Nebraska	12,615	7,948
Nevada	7,304	7,509
New Hampshire	961	-
New Jersey	44,003	36,042
New Mexico	10,097	7,386
New York	313,204	240,390
North Carolina	44,866	43,111
North Dakota	2,150	-
Ohio	145,692	128,525
Oklahoma	4,900	-
Oregon	23,910	11,968
Pennsylvania	136,091	118,709
South Carolina	31,688	-
South Dakota	977	-
Tennessee	41,161	32,430
Texas	295,284	211,889
Utah	30,710	29,718
Virginia	16,825	17,386
Washington	77,525	73,326
West Virginia	4,874	-
Wisconsin	18,663	19,494
All other	25,766	26,912
Valuation allowances	(3,928)	(6,272)
Total	$ 2,460,067	$ 1,909,880

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4.INVESTMENTS (CONTINUED)
At December 31, 2006, scheduled mortgage loan maturities were as follows:
2007	$ 31,619
2008	41,168
2009	42,433
2010	53,443
2011	150,548
Thereafter	1,953,965
Total	$ 2,273,176
Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.
The Company has made funding commitments of mortgage loans on real estate and other loans into the future. The outstanding funding commitments for these mortgages amount to $99.0 million and $115.8 million at December 31, 2006 and 2005, respectively.
During 2004, the Company sold commercial mortgage loans in securitization transactions. The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates. In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets. The Company recognized pre-tax gains of $3.0 million for its 2004 securitization transaction. The Company did not sell any commercial mortgage loans in securitization transactions in 2005 or 2006.
The tranches retained through the 2004 securitization were considered interest only strips ("I/O"). Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:
	Exeter I/O	Fairfield I/O
Prepayment speed	-	-
Weighted average life in years	5.72-5.92	2.89-8.74
Expected credit losses	-	-
Residual cash flows discount rate	4.80%-4.84%	4.43%-5.28%
Treasury rate interpolated for average life	3.35%-3.39%	3.18%-4.03%
Spread over treasuries	1.45%	1.25%
Duration in years	6.64-10.14	1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4.INVESTMENTS (CONTINUED)
Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2006 were as follows:
	Exeter I/O	Fairfield I/O
Amortized cost of retained
Interests	$ 646	$ 275
Fair value of retained interests	674	109
Weighted average life in years	4.06 - 7.56	0.93

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	674	109
Fair value of retained interest as a result of a .30% of adverse change	674	109

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	672	109
Fair value of retained interest as a result of a 20% of adverse change	670	109
The outstanding principal amount of the securitized commercial mortgage loans was $849.6 million at December 31, 2006, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2006.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2006 were as follows in regards to tranches retained for securitizations completed between the years 2000 and 2003:
Commercial Mortgages
Amortized cost of retained
Interests	$ 23,063
Fair value of retained interests	23,819
Weighted average life in years	2.98 - 13.73

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	23,532
Fair value of retained interest as a result of a .30% of adverse change	23,406

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	23,074
Fair value of retained interest as a result of a 20% of adverse change	22,362
The outstanding principal amount of the securitized commercial mortgage loans was $872.8 million at December 31, 2006, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2006.
Securities Lending
The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral on a daily basis, in amounts in excess of 102% of the fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.
Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $895.3 million and $495.7 million at December 31, 2006 and 2005, respectively. Fees earned on securities lending transactions were $2.3 million, $1.9 million and $1.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.
Leveraged Leases
The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased through a VIE for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
Leveraged Leases (continued)
The Company's net investment in the leveraged lease is composed of the following elements:
	Year ended December 31,
	2006	2005
Lease contract receivable	$ 18,631	$ 25,914
Less: non-recourse debt	-	(1,410)
Net Receivable	18,631	24,504
Estimated value of leased assets	20,795	21,420
Less: unearned and deferred income	(6,506)	(9,178)
Investment in leveraged leases	32,920	36,746
Less: fees	(113)	(138)
Net investment in leveraged leases	$ 32,807	$ 36,608
Derivatives
The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.
As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements. Interest rate swap agreements are agreements to exchange with a counter-party interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) as an economic hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counter-party credit risk is the difference in payments exchanged. The fair value of swap agreements is included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.
The Company utilizes payer swaptions to hedge exposure to interest rate risk. Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement. A premium is paid on settlement date and no further cash transactions occur until the positions expire. The swaptions have a physical settlement at expiration for which an interest rate swap becomes effective. Swaptions are carried at fair value which is included in derivative instruments - receivable (positive position) in the accompanying balance sheet and the change in value is offset to derivative income.
The Company utilizes over-the-counter ("OTC") put options and exchange traded futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the GMDB and living benefit features of the Company's variable annuities. The Company also purchases OTC call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts. Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.
Standard & Poor's indexed futures contracts are entered into for purposes of hedging fixed index products. The interest credited on these 1, 5, 7 and 10 year term products is based on the changes in the S&P 500 Index. On trade date, an initial cash margin is exchanged. Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.
The Company issues annuity contracts that contain a derivative instrument that is "embedded" in the contract. Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract) and is carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
From 2000 through 2002, the Company marketed GICs to unrelated third parties. Each transaction is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps. The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.
Included in derivative gains (losses) are gains (losses) on the translation of foreign currency denominated GIC liabilities of $(90.2) million, $197.1 million and $(83.3) million for the years ended December 31, 2006, 2005 and 2004, respectively.
Beginning in 2005, the Company marketed GICs to unrelated third parties and entered into funding agreements and interest rate swaps as part of this guaranteed investment program. The interest rate swaps allow the Company to lock in U.S. dollar fixed rate payments for the life of the contracts.
The Company does not employ hedge accounting. The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified. As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.
Net derivative income (loss) for the years ended December 31 consisted of the following:
	2006	2005	2004
Net expense on swap agreements	$(7,749)	$(64,915)	$(62,514)
Change in fair value of swap agreements (interest rate, currency, and equity)	8,392	101,320	(43,977)
Change in fair value of options, futures and embedded derivatives	8,446	(19,931)	8,072
Net derivative income (losses)	$9,089	$16,474	$(98,419)
The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral required is determined by agreed upon thresholds with the counter-parties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2006 and 2005, $43.0 million and $35.6 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.
The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:
	2006
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$10,759,984	$ (84,860)
Currency swaps	488,377	169,618
Equity swaps	172,329	52,664
Currency forwards	3,570	2,493
Futures	1,008,792	(2,313)
Swaptions	1,500,000	1,428
S&P 500 index call options	4,166,184	337,441
S&P 500 index put options	1,103,502	16,879

Total	$19,202,738	$ 493,350

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
4. INVESTMENTS (CONTINUED)
	2005
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$ 6,764,984	$ (115,333)
Currency swaps	534,916	116,070
Equity swaps	181,334	29,463
Currency forwards	2,571	(2,079)
Credit Default Swaps	10,000	(3)
Futures	745,009	(1,724)
Swaptions	2,500,000	8,979
S&P 500 index call options	3,410,279	225,243
S&P 500 index put options	1,160,202	29,566

Total	$ 15,309,295	$ 290,182
5. NET REALIZED INVESTMENT GAINS AND LOSSES
Net realized investment (losses) gains consisted of the following for the years ended December 31:
	2006	2005	2004

Fixed maturities	$ (53,120)	$ 21,873	$ 108,603
Equity securities	519	(6)	3,375
Mortgage and other loans	1,543	614	858
Real estate	-	318	-
Other invested assets	(19)	12,741	(1,601)
Other than temporary declines	(6,329)	(29,707)	(32,494)
Sales on previously impaired assets	12,895	11,092	17,333

Total	$ (44,511)	$ 16,925	$ 96,074
6. NET INVESTMENT INCOME
Net investment income consisted of the following for the years ended December 31:
	2006	2005	2004

Fixed maturities	$ 991,738	$ 921,803	$ 1,030,973
Mortgage and other loans	135,515	103,253	83,986
Real estate	10,460	11,047	11,615
Policy loans	44,516	37,595	42,821
Other	38,858	55,245	(19,715)
Gross investment income	1,221,087	1,128,943	1,149,680
Less: Investment expenses	15,006	16,414	15,423
Net investment income	$ 1,206,081	$ 1,112,529	$ 1,134,257

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
7. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company. Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.
The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:
	2006		2005
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 578,080	$ 578,080	$ 347,654	$ 347,654
Fixed maturities	18,094,026	18,124,777	18,261,996	18,307,751
Equity securities	15,895	15,895	15,427	15,427
Mortgages	2,273,176	2,267,327	1,739,370	1,790,629
Derivatives instruments -receivables	653,854	653,854	487,947	487,947
Policy loans	709,626	709,626	701,769	701,769
Separate accounts	21,060,255	21,060,255	19,095,391	19,095,391

Financial liabilities:
Contractholder deposit funds and other policy liabilities	19,428,625	18,051,332	18,668,578	17,449,961
Derivative instruments - payables	160,504	160,504	197,765	197,765
Long-term debt to affiliates	1,325,000	1,370,223	1,125,000	1,178,918
Partnership capital securities	607,826	630,751	607,826	645,755
Separate accounts	21,060,255	21,060,255	19,095,391	19,095,391
The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:
Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.
Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.
Fixed maturities, short term investments and equity securities: The fair values of short-term bonds are estimated to be amortized cost. The fair values of publicly-traded fixed maturities are based upon market prices or dealer quotes. For privately-placed fixed maturities, fair values are estimated by taking into account prices for publicly-traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair value of equity securities are based on quoted market prices. Equity securities are included as a component of other invested assets.
Mortgage: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.
Derivative instruments, receivables and payables: The fair values of swaps are based on current settlement values. The current settlement values are based on dealer quotes and market prices. Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.
Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.
Contractholder deposit funds and other policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value. The fair values of other deposits with future maturity dates are estimated using discounted cash flows. The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques. GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are included in contractholder deposit funds. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection. Policyholder assumptions are based on experience studies and industry standards.
Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.
8. REINSURANCE
Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability from this contingency is unlikely. A brief discussion of the Company's reinsurance agreements by segment follows (see Note 15 for segmented information).
Wealth Management Segment
The Wealth Management Segment manages a closed block of SPWL insurance policies, a retirement-oriented tax-advantaged life insurance product. The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s. The Company had SPWL policyholder balances of approximately $1.6 billion and $1.7 billion as of December 31, 2006 and 2005, respectively. On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliate.
By reinsuring the SPWL policies, the Company reduced net investment income by $97.0 million, $82.7 million and $91.2 million for the years ended December 31, 2006, 2005 and 2004, respectively. The reduction of net investment income resulting from interest paid on funds withheld includes the impact from net investment income, net derivative (loss) income and net realized investment gains. The Company also reduced interest credited by $76.0 million, $57.5 million and $79.6 million for the years ended December 31, 2006, 2005 and 2004, respectively. In addition, the Company also increased net investment income, relating to an experience rating refund under the reinsurance agreement with SLOC, by $13.0 million, $13.1 and $13.6 million for the years ended December 31, 2006, 2005 and 2004, respectively. The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.
Individual Protection Segment
The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis. Fee income was reduced by $37.8 million, $33.3 million and $28.7 million for the years ended December 31, 2006, 2005 and 2004, respectively, to account for these agreements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
8. REINSURANCE (CONTINUED)
Individual Protection Segment (continued)
Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.
Group Protection Segment
The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly-renewable term basis. The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY. The treaty was commuted effective December 31, 2004.
The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts. The treaty was commuted effective December 31, 2004.
The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly-renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $0.7 million per claim for group life contracts ceded by the Company.
The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts. Under this agreement, certain stop loss benefits are reinsured on a yearly- renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY. The retention limit was raised to $1.5 million for policies sold or renewed on or after January 1, 2006.
The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis. The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY. The retention limit was raised to $9,000 per claim per month for claims incurred or after January 1, 2006.
The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.
The effects of reinsurance were as follows:
	For the Years Ended December 31,
	2006	2005	2004
Premiums and annuity considerations:
Direct	$ 61,713	$ 54,915	$ 62,939
Ceded	2,521	2,933	4,119
Net premiums and annuity considerations:	$ 59,192	$ 51,982	$ 58,820

Policyowner benefits:
Direct	$ 197,872	$ 225,936	$ 170,381
Ceded	40,902	38,923	29,004
Net policyowner benefits:	$ 156,970	$ 187,013	$ 141,377

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS
The Company sponsors three non-contributory defined benefit pension plans for its employees and certain affiliated employees. These plans are the staff qualified pension plan ("retirement plan"), the agent qualified pension plan ("agent pension plan") and the staff nonqualified pension plan ("UBF plan"). Expenses are allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses. The Company's funding policies for the two qualified pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA") and the Internal Revenue Code of 1986. Most qualified pension plan assets consist of separate accounts of SLOC or other insurance company contracts.
Prior to 2006, the Company participated in the UBF plan which was sponsored by SLOC and expensed the portion of the plan cost that was allocated to the Company. Effective January 1, 2006, the plan was divided, with the Company taking over the pension benefit obligation ("PBO") and the associated unrecognized gain/loss and prior service cost/credit. The Company has included the allocated PBO in a separate line in the PBO reconciliation, and accounted for the plan as the Company's own from that point forward.
The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.
The Company amended the retirement plan effective January 1, 2006, including the following relating to the retirement plan:
(a) To provide that no one shall become a participant in the plan after December 31, 2005;
(b) To freeze accruals under the plan as of December 31, 2005 for all participants except (i) those participants (x) who are at least age 50 and whose age plus service on January 1, 2006 equals or exceeds 60 and (y) who in 2005 choose to continue their participation in the plan, (ii) those participants who are receiving on December 31, 2005 severance or termination payments and (iii) those participants who are receiving on December 31, 2005 amounts paid under the Long Term Disability plan sponsored by the Company;.
Due to the retirement plan changes, a $1.9 million curtailment charge was recognized in 2005.
Other post retirement benefit plans have been amended effective January 1, 2006, as follows:
To provide retiree medical coverage where the retiree pays the entire cost of coverage equal to the cost paid by active employees unless the participant is a retiree as of December 31, 2005, a "grandfathered employee" or a "Rule 75 employee."
A grandfathered employee shall mean an active employee (i) who retires on or after January 1,2006 and (ii) who as of January 1, 2006 is at least age 55 with 15 or more years of service and whose age plus service is at least 75.
A Rule 75 employee shall mean an active employee (i) who is not a grandfathered employee, ii) who retires on or after January 1, 2006, and (iii) who when they retire are at least age 55 with 15 or more years of service and whose age plus service is at least 75.
For grandfathered employees and Rule 75 employees, retiree medical coverage is provided at reduced cost.
On September 29, 2006, the FASB issued SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" ("SFAS No. 158"), which amends SFAS No. 87 and SFAS No. 106 to require recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet. Under SFAS No. 158, gains and losses, prior service costs and credits, and any remaining transition amounts under SFAS No. 87 and SFAS No. 106 that have not yet been recognized through net periodic benefit cost will be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic cost. The measurement date -- the date at which the benefit obligation and plan assets are measured -- is required to be the Company's fiscal year end. SFAS No. 158 is effective for publicly-held companies for fiscal years ending after December 15, 2006, except for the measurement date provisions, which are effective for fiscal years ending after December 15, 2008. The Company has adopted the balance sheet recognition provisions of SFAS No. 158 at December 31, 2006 and will adopt the year end measurement date in 2008. The Company recognized a liability of $2.3 million as a result of adoption of SFAS No. 158. The statement does not affect the results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
The following table sets forth the change in the retirement plan, agent pension plan and UBF plan projected benefit obligations and assets, as well as such plans' funded status at December 31:
	2006	2005
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 229,545	$ 215,439
Other (uninsured benefit plan split)	28,118	-
Service cost	6,024	10,948
Interest cost	15,064	13,839
Actuarial loss (gain)	(9,862)	17,780
Benefits paid	(7,509)	(6,105)
Plan amendments	-	2,344
Curtailment loss (gain)	-	(24,700)
Projected benefit obligation at end of year	$ 261,380	$ 229,545

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 252,096	$ 233,551
Contributions	(496)	(1,250)
Actual return on plan assets	25,621	25,900
Benefits paid	(7,509)	(6,105)
Fair value of plan assets at end of year	$ 269,712	$ 252,096
Information on the funded status of the plan:
Funded status	$ 8,332	$ 22,551
Unrecognized net actuarial loss	-	7,802
Unrecognized transition obligation	-	(10,392)
Unrecognized prior service cost	-	3,945
4th quarter contribution	(1,108)	(1,550)
Prepaid benefit cost	$ 7,224	$ 22,356
The accumulated benefit obligation for the retirement plan, agent pension plan and UBF plan at December 31, 2006 and 2005 was $249.4 million and $222.4 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
Amounts recognized in the Company's Consolidated Balance Sheets consist of the following as of December 31:
	2006	2005
Other assets	$ 38,345	$ 26,600
Other liabilities	(31,121)	(4,245)
	$ 7,224	$ 22,355
Amounts recognized in the Company's Consolidated Accumulated Other Comprehensive Income ("AOCI") consist of the following:
2006

Net actuarial gain	$ (1,923)
Prior service cost	3,564
Transition asset	(8,299)
$ (6,658)
Amounts included in the Company's AOCI for the following periods:
	December 31, 2005	December 31, 2006 (before the adoption of statement 158)	December 31, 2006

Additional Minimum Liability included in AOCI	$ 2,834	$ -	$ -
Amount included in AOCI after the adoption of SFAS No. 158	$ -	$ -	$ (6,658)
The retirement plan and agent pension plan were overfunded at December 31, 2006. The funded status of the UBF plan as of December 31, 2006 was as follows:
2006

Plan assets	$ -
Less: Projected benefit obligations	27,209
Funded status	$ (27,209)

Accumulated benefit obligation	$ 24,084

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
The agent pension plan was overfunded at December 31, 2005. The funded status of the retirement plan as of December 31, 2005 was as follows:
2005

Plan assets	$ 211,612
Less: Projected benefit obligations	219,802
Funded status	$ (8,190)

Accumulated benefit obligation	$ 212,630
The following table sets forth the components of the net periodic benefit cost and the Company's share of net periodic benefit costs for the retirement plan, agent pension plan and UBF plan for the years ended December 31:
	2006	2005	2004

Components of net periodic benefit cost:
Service cost	$ 6,024	$ 10,948	$ 9,873
Interest cost	15,065	13,839	12,118
Expected return on plan assets	(21,672)	(20,092)	(17,704)
Amortization of transition obligation asset	(2,093)	(3,051)	(3,051)
Amortization of prior service cost	266	855	855
Curtailment loss	-	1,856	-
Recognized net actuarial loss	437	1,918	3,140
Net periodic benefit (benefit) cost	$ (1,973)	$ 6,273	$ 5,231
The Company's share of net periodic benefit (benefit) cost	$ (1,973)	$ 4,116	$ 4,272
Prior to becoming the plan sponsor of the UBF plan, the cost recognized for the Company's participation in the UBF plan was $2.9 million and $1.9 million for the years ended December 31, 2005 and 2004, respectively.
The estimated amounts that will be amortized from AOCI into net periodic benefit costs in 2007 are as follows:
Actuarial gain	$ (70)
Prior service cost	266
Transition asset	(2,093)
Total	$ (1,897)
Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:
	Pension Benefits
	2006	2005	2004
Discount rate	6.0%	5.8%	6.2%
Rate of compensation increase	4.0%	4.0%	4.0%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
Weighted average assumptions used to determine net periodic benefit cost were as follows:
	Pension Benefits
	2006	2005	2004

Discount rate	5.8%	6.2%	6.1%
Expected long term return on plan assets	8.75%	8.75%	8.75%
Rate of compensation increase	4.0%	4.0%	4.0%

The Company relies on historical market returns from Ibbotson Associates (1926-2006) to determine its overall long term rate of return on asset assumption. Applying Ibbotson's annualized market returns of 12.3% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.
Plan Assets
The asset allocation for the Company's retirement plan and agent pension plan assets for 2006 and 2005 measurement, and the target allocation for 2007, by asset category, are as follows:
	Target Allocation	Percentage of Plan Assets
Asset Category	2007	2006	2005

Equity Securities	60%	63%	61%
Debt Securities	25%	27%	30%
Commercial Mortgages	15%	10%	9%
Other	-%	-%	-%
Total	100%	100%	100%
The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund. The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.
The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:
1)	exceeds the assumed actuarial rate;
2)	exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and
3)	generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.
CashFlow
Due to the over funded status of the retirement plan and the agent pension plan, the Company will not be making contributions to the plan in 2007. The Company will be making a contribution of $1.1 million to the UBF plan in 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
The Company has estimated the following future benefit payments for the years 2007 through 2016:
Pension Benefits
2007	7,852
2008	8,438
2009	8,936
2010	9,447
2011	10,035
2012 to 2016	69,668
Savings and Investment Plan
The Company sponsors and participates in a savings account that qualifies under Section 401(k) of the Internal Revenue Code (the "401(k) Plan") for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the 401(k) Plan, the Company matches, up to specified amounts, employee contributions to the plan.
On September 21, 2005, the Board of Directors of the Company approved amendments to the 401(k) Plan, including the following.
Effective January 1, 2006, the 401(k) Plan also includes a retirement investment account that qualifies under Section 401(a) of the Internal Revenue Code (the "RIA"). The Company contributes a percentage of participant's eligible compensation as determined per the following chart based on the sum of the participant's age and service on January 1 of the applicable plan year-
Age Plus Service	Company Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%
For RIA participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45, the Company also contributes to the RIA from January 1, 2006 through December 31, 2015, a percentage of the participant's eligible compensation as determined per the following chart based on the participant's age and service on January 1, 2006 -
	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%
For RIA participants who did not become participants in the retirement plan before January 1, 2006, the Company made a one-time RIA contribution in January 2006 based on the applicable percentage from the first chart above as of January 1, 2006 and their eligible compensation paid during the period beginning on their hire date and ending on December 31, 2005.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
The amount of the 2006 employer contributions under the 401(k) Plan by the Company and its affiliates was $16.3 million. Amounts are allocated to affiliates based on their respective employees' contributions. The Company's portion of the expense was $10.8 million, $4.6 million and $2.8 million for the years ended December 31, 2006, 2005 and 2004, respectively. The Company's 2005 contribution includes a $1.6 million accrued retroactive adjustment related to the board approved amendments to the 401(k) Plan. This retroactive adjustment was funded in 2006.

Other Post-Retirement Benefit Plans
The Company sponsors a post-retirement benefit pension plan for its employees and certain affiliates employees providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents (the "Retirement Plan"). Expenses are allocated to participating companies based on the number of participants. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.
The following table sets forth the change in the Retirement Plan's obligations and assets, as well as the plan's funded status at December 31:
Change in benefit obligation:	2006	2005

Benefit obligation at beginning of year	$ 51,300	$ 48,453
Service cost	1,311	1,333
Interest cost	2,967	2,994
Actuarial (gain) loss	(7,220)	4,596
Benefits paid	(2,756)	(2,884)
Federal Subsidy	250	-
Plan Amendments	-	(3,192)
Benefit obligation at end of year	$ 45,852	$ 51,300

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -
Employer contributions	2,756	2,884
Benefits paid	(2,756)	(2,884)
Fair value of plan assets at end of year	$ -	$ -

Information on the funded status of the plan:
Funded Status	$ (45,852)	$ (51,301)
Unrecognized net actuarial loss	-	22,741
4th quarter contribution	600	686
Unrecognized prior service cost	-	(5,609)
Accrued benefit cost	$ (45,252)	$ (33,483)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
Amounts recognized in the Company's Consolidated Balance Sheets Consist of the following:
	2006	2005

Other liabilities	$ (45,252)	$ (33,483)

Amounts recognized in the Company's AOCI consist of the following:
2006

Net actuarial loss	$ 14,070
Prior service credit	(5,080)
Transition liability	$ 8,990
Amounts included in the Company's AOCI for the following periods:
	December 31, 2005	December 31, 2006 (before the adoption of statement 158)	December 31, 2006

Additional Minimum Liability included in AOCI	$ -	$ -	$ -
Amount included in AOCI after the adoption of SFAS No. 158	$ -	$ -	$ 8,990
The following table sets forth the components of the net periodic post-retirement benefit costs and the Company's allocated share for the year ended December 31:
	2006	2005
Components of net periodic benefit cost
Service cost	$ 1,311	$ 1,333
Interest cost	2,967	2,994
Amortization of prior service cost	(529)	(241)
Recognized net actuarial loss	1,450	1,273
Net periodic benefit cost	$ 5,199	$ 5,359

The Company's share of net periodic benefit cost	$ 4,501	$ 4,947

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
The estimated amounts that will be amortized from AOCI into net periodic benefit costs in 2007 are as follows:
Actuarial (gain)/loss	$ 912
Prior service (credit)/cost	(529)

Total	$ 383
Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:
	Other Benefits
	2006	2005	2004
Discount Rate	6.0%	5.8%	6.2%
Rate of Compensation increase	4.0%	4.0%	4.0%
Weighted average assumptions used to determine net cost for the years ended December 31 were as follows:
	Other Benefits
	2006	2005	2004
Discount rate	5.8%	6.2%	6.1%
Rate of compensation increase	4.0%	4.0%	4.0%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
9. RETIREMENT PLANS (CONTINUED)
In order to measure the post-retirement benefit obligation for 2006, the Company assumed a 10% annual rate of increase in the per capita cost of covered health care benefits. In addition, medical cost inflation is assumed to be 9% in 2007 and assumed to decrease gradually to 5.00% for 2011 and remain at that level thereafter. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effect:
	1- Percentage-Point	1- Percentage-Point
	Increase	Decrease
Effect on Post retirement benefit obligation	$ 4,100	$ (3,674)

Effect on total of service and interest cost	$ 357	$ (335)
The Company has estimated the following future benefit payments for the years 2007 through 2016:
	Other Benefits	Expected Federal Subsidy
2007	$ 3,074	$ 238
2008	3,186	247
2009	3,300	254
2010	3,386	256
2011	3,416	257
2012 to 2016	$ 17,914	$ 1,214

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
10. FEDERAL INCOME TAXES
In June 2006, the FASB issued FIN 48. FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently assessing the impact, if any, of FIN 48 on its consolidated financial statements.
The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2006, as the Company did for the years ended December 31, 2005 and 2004. The Company's subsidiary, SLNY, will file a stand-alone federal income tax return for the year ended December 31, 2006 as it did for the years 2005 and 2004. A summary of the components of federal income tax expense (benefit) in the Company's consolidated statements of income for the years ended December 31 is as follows:
	2006	2005	2004
Federal income tax (benefit) expense:
Current	$ (5,897)	$ 11,239	$ (5,331)
Deferred	4,180	28,852	76,683

Total federal income tax (benefit) expense	$ (1,717)	$ 40,091	$ 71,352
Federal income taxes attributable to the Company's consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The Company's effective rate differed from the statutory federal income tax rate as follows:
	2006	2005	2004

Federal income tax expense at statutory rate	$ 26,838	$ 60,210	$ 107,446
Low income housing credit	(6,225)	(5,947)	(6,021)
Separate account dividend received deduction	(13,090)	(10,150)	(10,500)
Prior year items, including settlements	(8,396)	(2,802)	(17,351)
Other items	(844)	(1,220)	(2,222)

Federal income tax (benefit) expense	$ (1,717)	$ 40,091	$ 71,352
The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:
	2006	2005
Deferred tax assets:
Actuarial liabilities	$ 128,848	$ 250,818
Net operating loss	7,954	-
Investments, net	146,116	40,866
Other	-	281
Total deferred tax assets	282,918	291,965

Deferred tax liabilities:
Deferred policy acquisition costs	(250,469)	(287,605)
Other	(28,852)	-
Total deferred tax liabilities	(279,321)	(287,605)

Net deferred tax asset	$ 3,597	$ 4,360

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
10. FEDERAL INCOME TAXES (CONTINUED)
The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company made income tax payments of $22.7 million in 2006 and received income tax refunds of $32.0 million in 2005. The Company did not have any net income tax payments for 2004. At December 31, 2006, the Company has $8.0 million of tax benefit on operating loss carryforwards that begin to expire in 2017.
The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. In August of 2006 the Company was issued a Revenue Agent's Report for the tax years 2001 and 2002. The IRS is currently conducting a federal income tax audit of the Company for the tax years 2003 and 2004. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's consolidated financial statements. However, the amounts of these tax liabilities are estimates and could be revised in the future.
11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES
Activity in the liability for unpaid claims and claims adjustment expenses, included within future contract and policy benefits, related to the Company's group life, group disability insurance and stop loss products is summarized below:
	2006	2005

Balance at January 1	$ 33,141	$ 32,571
Less reinsurance recoverable	(5,886)	(6,381)
Net balance at January 1	27,255	26,190
Incurred related to:
Current year	26,644	23,881
Prior years	(1,294)	(3,143)
Total incurred	25,350	20,738
Paid losses related to:
Current year	(14,881)	(13,860)
Prior years	(6,941)	(5,813)
Total paid	(21,822)	(19,673)

Balance at December 31	36,689	33,141
Less reinsurance recoverable	(5,906)	(5,886)

Net balance at December 31	$ 30,783	$ 27,255
The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are made.
As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1,294 and $3,143 in 2006 and 2005, respectively. The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
12. LIABILITIES FOR CONTRACT GUARANTEES
On January 1, 2004, the Company adopted the AICPA's SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:
o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
o	Reporting and measuring the Company's interest in its separate accounts as investments.
The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.
The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.
The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2006:
Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,848,818	$ 1,612,783	66.4
Minimum Income	$ 387,699	$ 56,526	60.0
Minimum Accumulation or Withdrawal	$ 3,068,060	$ 41	61.9
The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2005:
Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,316,183	$ 2,126,214	66.1
Minimum Income	$ 385,378	$ 68,802	59.3
Minimum Accumulation or Withdrawal	$ 1,669,284	$ 182	61.2

1Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)
The following roll-forward summarizes the reserve for the GMDB's and GMIB's at December 31, 2006:
	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2006	$ 41,749	$ 3,000	$ 44,749

Benefit Ratio Change / Assumption Changes	(6,594)	(925)	(7,519)
Incurred guaranteed benefits	51,255	383	51,638
Paid guaranteed benefits	(49,242)	(1,153)	(50,395)
Interest	2,755	143	2,898

Balance at December 31, 2006	$ 39,923	$ 1,448	$ 41,371
The following roll-forward summarizes the reserve for the GMDB's and GMIB's at December 31, 2005:
	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2005	$ 28,313	$ 2,422	$ 30,735

Benefit Ratio Change / Assumption Changes	15,205	(172)	15,033
Incurred guaranteed benefits	35,559	560	36,119
Paid guaranteed benefits	(39,308)	-	(39,308)
Interest	1,980	190	2,170

Balance at December 31, 2005	$ 41,749	$ 3,000	$ 44,749

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)
The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.
Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyholder benefits.
GMAB's or GMWB's are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection. Policyholder assumptions are based on experience studies and industry standards. The GMAB's or GMWB's constituted an asset in the amount of $8.4 million and $0.2 million at December 31, 2006 and 2005, respectively.
Sales Inducements
The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC. Previously some bonuses were deferred and amortized while others were expensed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
13. DEFERRED POLICY ACQUISITION COSTS (DAC)
The changes in DAC for the years ended December 31 were as follows:
	2006	2005
Balance at January 1	$ 1,341,377	$ 1,147,181
Acquisition costs deferred	264,648	261,058
Amortized to expense during the year	(391,585)	(226,355)
Adjustment for unrealized investment losses during the year	19,766	159,493
Balance at December 31	$ 1,234,206	$ 1,341,377
14. VALUE OF BUSINESS ACQUIRED (VOBA)
The changes in VOBA for the years ended December 31 were as follows:
	2006	2005
Balance at January 1	$ 53,670	$ 24,130
Amortized to expense during the year	(7,597)	(17,467)
Adjustment for unrealized investment losses during the year	1,671	47,007
Balance at December 31	$ 47,744	$ 53,670
15. SEGMENT INFORMATION
As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.
Net investment income is allocated based on segmented assets by line of business. Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred. Management evaluates the results of the operating segments on an after-tax basis. The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.
Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to more closely align with rating agency standards. The changes impact the amount of capital and income on capital that is allocated to the Wealth Management, Individual Protection and Group Protection segments from the Corporate segment.
Wealth Management
The Wealth Management Segment markets, sells and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products, and funding agreements. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options. Additionally, the Company consolidates the Trust as a component of the Wealth Management Segment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
15. SEGMENT INFORMATION (CONTINUED)
Individual Protection
The Individual Protection Segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.
Group Protection
The Group Protection Segment markets, sells and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York through the Company's subsidiary, SLNY.
Corporate
The Corporate Segment includes the unallocated capital of the Company, its debt financing, certain consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:
	Year ended December 31, 2006

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,386,626	$ 101,447	$ 39,833	$ 100,567	$ 1,628,473
Total expenditures	1,354,554	95,815	35,356	66,068	1,551,793
Income before income tax expense	32,072	5,632	4,477	34,499	76,680

Net income	39,857	3,801	2,910	31,724	78,292

Total assets	$ 41,485,295	$ 5,784,705	$ 78,838	$1,633,710	$ 48,982,548

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
15. SEGMENT INFORMATION (CONTINUED)
The following amounts pertain to the various business segments:

	Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,342,509	$ 74,535	$ 32,604	$ 110,537	$ 1,560,185
Total expenditures	1,220,198	70,991	32,333	64,636	1,388,158
Income before income tax expense and minority interest	122,311	3,544	271	45,901	172,027

Net income	93,570	2,443	176	36,963	133,152

Total assets	$ 38,631,963	$ 6,005,424	$ 55,319	$1,314,140	$ 46,006,846

	Year ended December 31, 2004

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,284,873	$ 65,366	$ 34,908	$ 162,596	$ 1,547,743
Total expenditures	1,054,852	60,785	31,605	93,470	1,240,712
Income before income tax expense, minority interest and cumulative effect of change in accounting principle	230,021	4,581	3,303	69,126	307,031

Net income	166,309	3,118	2,147	49,702	221,276

Total assets	$ 40,961,145	$ 4,111,638	$ 53,131	$1,561,629	$ 46,687,543

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
15. SEGMENT INFORMATION (CONTINUED
As described earlier, effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards. The following provides a summary of the amounts allocated from the Corporate segment to the other segments related to the allocation of income on capital for the years presented:
Year ended December 31, 2006

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals
Income (loss) before income tax expense and minority interest	$38,474	$5,397	$775	$(44,646)	$-

Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals
Income (loss) before income tax expense and minority interest	$37,108	$1,429	$362	$(38,899)	$-

Year ended December 31, 2004

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals
Income (loss) before income tax expense and minority interest	$31,482	$1,015	$277	$(32,774)	$-
16. REGULATORY FINANCIAL INFORMATION
The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities. Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently. The Company's statutory financials are not prepared on a consolidated basis.
At December 31, the Company and its insurance subsidiaries' combined statutory capital and surplus, and net income were as follows:
	Unaudited for the Years ended December 31,
	2006	2005	2004

Statutory capital and surplus	$ 1,610,425	$ 1,778,241	$ 1,822,812
Statutory net income	123,305	140,827	249,010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
17. DIVIDEND RESTRICTIONS
The Company's and its insurance company subsidiaries' ability to pay dividends is subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.
Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year. Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance. The Company is permitted to pay dividends up to a maximum of $171.2 million in 2007 without prior approval from the Delaware Commissioner of Insurance.
In 2006, the Company's board of directors approved and the Company paid $300.0 million in dividends to the Parent with the prior approval of the Delaware Commissioner of Insurance. In 2005, the Company's board of directors approved and the Company paid $200.0 million in dividends to the Parent, consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company's board of Directors approved and the Company paid $150.0 million of cash dividends to the Parent. On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings.
New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. No dividends were paid by SLNY during 2006, 2005 or 2004.
Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities. No dividends were paid by Independence Life during 2006, 2005 or 2004.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME
The components of accumulated other comprehensive income as of December 31 were as follows:
	2006	2005	2004
Unrealized gains on available-for-sale securities	$ 38,400	$ 56,493	$ 485,553
Reserve allocation	(9,346)	(22,039)	-
Minimum pension liability adjustment	(1,516)	(2,834)	-
DAC allocation	(2,719)	(12,842)	(172,945)
VOBA allocation	470	(1,201)	(48,208)
Tax effect and other	(11,259)	1,683	(83,762)

Accumulated Other Comprehensive Income	$ 14,030	$ 19,260	$ 180,638
19. COMMITMENTS AND CONTINGENCIES
Regulatory and Industry Developments
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.
Litigation
The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004
19. COMMITMENTS AND CONTINGENCIES (CONTINUED)
Indemnities
In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements. The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws. The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.
Lease Commitments
The Company leases various facilities and equipment under operating leases with terms of up to six years. As of December 31, 2006, minimum future lease payments under such leases were as follows:
2007	$ 5,421
2008	2,554
2009	1,472
2010	1,072
2011	1,031
Total	$ 11,550
Total rental expense for the years ended December 31, 2006, 2005 and 2004 was $7.6 million, $8.5 million and $16.3 million, respectively.
The Company has four noncancelable sublease agreements that expire on March 31, 2008. As of December 31, 2006, the minimum future lease payments under the sublease agreements were as follows:
2007	$ 1,887
2008	293
Total	$ 2,180
20. SUBSEQUENT EVENT
On March 21, 2007, the Parent notified the Partnership that it would redeem the $600 million of 8.526% subordinated debentures and the Partnership notified the Capital Trust, the holders of the $600 million of 8.526% partnership capital securities, that it will use the proceeds from the redemption of the subordinated debentures to redeem the partnership capital securities.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts
We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006.  Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.)and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.
As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 27, 2007

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006
Assets:
Investment in :	Shares	Cost	Value

Columbia Funds Variable Insurance Trust (VIT)
Columbia Small Cap Value Fund Sub-Account (CSC)	856	$16,194	$17,650
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	6,411	77,365	83,087
Columbia Marsico Growth Portfolio Sub-Account (NNG)	11,939	213,058	226,596
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	7,533	150,849	165,345
Fidelity Variable Insurance Products Funds (VIP)
VIP Freedom 2010 Portfolio Sub-Account (F10)	257,275	2,879,154	2,974,098
VIP Freedom 2015 Portfolio Sub-Account (F15)	679,165	7,829,223	8,088,852
VIP Freedom 2020 Portfolio Sub-Account (F20)	1,240,410	14,491,579	14,984,152
Franklin Templeton Variable Insurance Products Trust (VIP)
Mutual Shares Securities Fund Sub-Account (FMS)	2,836,896	50,534,917	58,071,261
Templeton Developing Markets Securities Fund Sub-Account (TDM)	523,279	6,324,529	7,216,012
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	1,386,885	19,468,266	22,093,074
Templeton Foreign Securities Fund Sub-Account (FTI)	24,007,183	363,069,110	449,414,460
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	1,703,937	27,990,327	32,016,968
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	1,294,815	19,808,570	21,338,547
Growth & Income Portfolio Sub-Account (LA1)	10,459,184	282,235,331	306,872,467
Growth Opportunities Portfolio Sub-Account (LA9)	4,070,049	55,147,793	59,707,615
Mid Cap Value Portfolio Sub-Account (LA2)	3,757,397	79,139,015	81,836,102
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	6,813,333	79,095,029	75,696,129
Bond Series Sub-Account (BDS)	10,630,620	123,088,025	118,956,637
Capital Appreciation S Class Sub-Account (MFD)	1,432,822	24,139,392	29,114,937
Capital Appreciation Series Sub-Account (CAS)	22,006,317	438,100,580	451,129,499
Capital Opportunities S Class Sub-Account (CO1)	1,066,306	12,423,595	16,165,204
Capital Opportunities Series Sub-Account (COS)	11,045,890	167,056,151	168,228,908
Emerging Growth S Class Sub-Account (MFF)	1,030,145	14,401,150	18,738,332
Emerging Growth Series Sub-Account (EGS)	14,279,302	245,529,935	263,453,122
Emerging Markets Equity S Class Sub-Account (EM1)	762,301	15,400,139	18,546,786
Emerging Markets Equity Series Sub-Account (EME)	3,581,577	66,753,446	87,820,268
Global Governments S Class Sub-Account (GG1)	355,027	3,878,316	3,763,283
Global Governments Series Sub-Account (GGS)	3,385,439	38,559,543	36,224,194
Global Growth S Class Sub-Account (GG2)	551,868	6,124,404	8,625,700
Global Growth Series Sub-Account (GGR)	8,918,019	98,573,627	140,369,618
Global Total Return S Class Sub-Account (GT2)	1,016,820	16,099,635	18,292,583
Global Total Return Series Sub-Account (GTR)	8,645,019	133,230,215	156,561,297
Government Securities S Class Sub-Account (MFK)	21,648,642	278,442,827	272,339,922
Government Securities Series Sub-Account (GSS)	22,388,840	295,769,805	283,218,821
High Yield S Class Sub-Account (MFC)	16,678,380	112,372,936	114,747,256
High Yield Series Sub-Account (HYS)	26,906,029	180,331,947	186,458,777
International Growth S Class Sub-Account (IG1)	1,171,035	14,269,469	20,902,966
International Growth Series Sub-Account (IGS)	7,318,330	86,299,983	131,217,659
International Investors Trust S Class Sub-Account (MI1)	738,002	12,214,620	14,701,003
International Investors Trust Series Sub-Account (MII)	6,481,636	98,263,992	129,762,344
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	7,539,910	65,144,382	78,641,260
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	29,430,616	315,236,210	309,610,081
Massachusetts Investors Trust S Class Sub-Account (MFL)	8,785,935	251,042,045	295,646,727
Massachusetts Investors Trust Series Sub-Account (MIT)	22,426,001	686,742,275	760,017,178
Mid Cap Growth S Class Sub-Account (MC1)	5,843,399	29,634,299	35,352,566
Mid Cap Growth Series Sub-Account (MCS)	8,738,619	45,847,090	53,480,348
Mid Cap Value S Class Sub-Account (MCV)	2,131,966	23,029,017	24,368,374

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006 - continued
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Money Market S Class Sub-Account (MM1)	153,920,232	$153,920,232	$153,920,232
Money Market Series Sub-Account (MMS)	183,106,091	183,106,091	183,106,091
New Discovery S Class Sub-Account (M1A)	7,994,003	107,661,214	128,063,921
New Discovery Series Sub-Account (NWD)	7,724,086	95,736,654	125,439,162
Research S Class Sub-Account (RE1)	1,529,814	22,626,827	28,454,546
Research Series Sub-Account (RES)	15,909,117	266,513,999	297,977,760
Research Growth and Income S Class Sub-Account (RG1)	741,561	9,858,520	12,643,624
Research Growth and Income Series Sub-Account (RGS)	4,551,818	59,278,499	77,972,635
Research International S Class Sub-Account (RI1)	7,517,802	116,635,829	148,626,954
Research International Series Sub-Account (RIS)	5,588,703	74,627,568	111,438,742
Strategic Growth S Class Sub-Account (SG1)	4,664,890	33,375,520	38,158,797
Strategic Growth Series Sub-Account (SGS)	3,641,133	26,240,882	30,075,762
Strategic Income S Class Sub-Account (SI1)	2,058,534	21,769,890	21,696,953
Strategic Income Series Sub-Account (SIS)	4,965,550	52,573,813	52,684,484
Strategic Value S Class Sub-Account (SVS)	847,501	8,358,677	8,983,508
Technology S Class Sub-Account (TE1)	588,405	2,380,299	3,147,970
Technology Series Sub-Account (TEC)	3,459,873	14,768,289	18,821,710
Total Return S Class Sub-Account (MFJ)	37,831,820	695,906,233	751,339,945
Total Return Series Sub-Account (TRS)	54,062,682	952,799,094	1,082,334,892
Utilities S Class Sub-Account (MFE)	2,813,073	46,933,238	64,953,860
Utilities Series Sub-Account (UTS)	14,089,311	209,317,574	327,576,477
Value S Class Sub-Account (MV1)	7,460,574	105,119,313	138,692,078
Value Series Sub-Account (MVS)	16,812,847	224,320,108	314,400,233
Oppenheimer Variable Account Funds
Capital Appreciation Fund Sub-Account (OCA)	968,954	34,786,649	39,814,313
Global Securities Fund Sub-Account (OGG)	865,584	27,657,273	31,585,162
Main Street Fund Sub-Account (OMG)	19,719,508	419,653,954	484,705,510
Main St. Small Cap Fund Sub-Account (OMS)	984,119	16,147,637	18,678,581
PIMCO Variable Insurance Trust (VIT)
Emerging Markets Bond Portfolio Sub-Account (PMB)	716,177	9,737,235	9,997,829
Low Duration Portfolio Sub-Account (PLD)	46,093,532	467,532,641	463,700,938
Real Return Porfolio Sub-Account (PRR)	3,152,812	39,918,652	37,613,046
Total Return Portfolio Sub-Account (PTR)	6,948,506	71,906,183	70,318,881
VIT All Asset Portfolio Sub-Account (PRA)	173,231	2,032,620	2,021,607
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	429,012	5,116,249	4,852,130
Sun Capital Advisers Trust (SCAT)
All Cap S Class Sub-Account (SSA)	406,620	4,756,452	5,143,745
FI Large Cap Growth Fund Sub-Account (LGF)	79,936	754,855	797,765
Investment Grade Bond S Class Sub-Account (IGB)	902,854	8,781,588	8,748,658
Real Estate Fund S Class Sub-Account (SRE)	3,794,658	81,436,417	99,533,882
Real Estate Fund Sub-Account (SC3)	806,178	13,785,226	19,831,982
Sun Capital Money Market S Class Sub-Account (CMM)	1,230,135	1,230,135	1,230,135
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	39,442	889,546	1,031,416
Wanger U.S. Smaller Companies Sub-Account (USC)	856	29,708	31,111
		$9,596,450,742	$10,807,405,092
Liability:
Payable to Sponsor			(4,358,913)
Net Assets			$10,803,046,179

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006 - continued
	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Net Assets Applicable to Participants:
Columbia Funds Variable Insurance Trust (VIT)
CSC	1,411	$17,650	$-	$17,650
NMT	6,233	83,087	-	83,087
NNG	19,841	226,596	-	226,596
NMI	11,385	165,345	-	165,345
Fidelity Variable Insurance Products Funds
F10	268,016	2,974,098	-	2,974,098
F15	715,554	8,088,852	-	8,088,852
F20	1,308,908	14,984,152	-	14,984,152
Franklin Templeton Variable Insurance Products Trust
FMS	3,368,514	58,055,538	14,790	58,070,328
TDM	511,631	7,216,012	-	7,216,012
FTG	1,134,629	22,093,074	-	22,093,074
FTI	23,906,416	449,342,669	68,946	449,411,615
FVS	1,597,154	32,000,655	15,291	32,015,946
Lord Abbett Series Fund, Inc.
LAV	1,530,051	21,338,547	-	21,338,547
LA1	17,651,095	306,725,094	142,842	306,867,936
LA9	4,902,578	59,704,699	2,804	59,707,503
LA2	4,471,238	81,805,794	28,888	81,834,682
MFS/Sun Life Series Trust:
MF7	6,133,332	75,687,153	8,163	75,695,316
BDS	8,059,857	118,512,580	518,660	119,031,240
MFD	3,012,379	29,101,960	11,054	29,113,014
CAS	33,490,792	447,309,718	3,056,508	450,366,226
CO1	1,377,231	16,126,210	35,513	16,161,723
COS	16,499,273	167,974,102	165,645	168,139,747
MFF	1,615,364	18,737,905	-	18,737,905
EGS	24,616,070	262,589,596	774,861	263,364,457
EM1	813,675	18,546,786	-	18,546,786
EME	3,300,914	87,225,053	462,557	87,687,610
GG1	283,792	3,753,996	8,446	3,762,442
GGS	2,234,976	36,074,926	126,283	36,201,209
GG2	548,900	8,610,955	13,820	8,624,775
GGR	7,063,308	139,646,187	677,279	140,323,466
GT2	1,149,650	18,278,165	13,598	18,291,763
GTR	7,258,332	155,407,257	826,658	156,233,915
MFK	25,308,705	272,124,208	208,705	272,332,913
GSS	18,582,159	281,973,220	1,347,546	283,320,766
MFC	8,020,269	114,657,496	86,400	114,743,896
HYS	11,347,579	185,603,442	585,115	186,188,557
IG1	1,126,228	20,902,161	-	20,902,161
IGS	7,850,731	130,871,503	297,705	131,169,208
MI1	703,270	14,701,003	-	14,701,003
MII	5,838,111	128,992,193	708,645	129,700,838
M1B	6,763,495	78,632,212	8,533	78,640,745
MIS	35,387,641	308,991,234	587,760	309,578,994
MFL	19,922,745	295,603,848	39,487	295,643,335
MIT	47,922,260	756,780,443	2,818,459	759,598,902

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006 - continued
	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
Net Assets Applicable to Participants:	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
MC1	3,386,735	$35,344,085	$7,281	$35,351,366
MCS	9,323,613	53,404,786	64,342	53,469,128
MCV	1,467,221	24,367,307	1,002	24,368,309
MM1	15,330,003	153,781,158	137,385	153,918,543
MMS	14,751,948	181,089,272	1,539,303	182,628,575
M1A	8,544,360	128,022,625	37,753	128,060,378
NWD	10,624,368	125,113,570	294,902	125,408,472
RE1	2,112,711	28,444,409	9,220	28,453,629
RES	18,185,522	296,534,981	1,192,350	297,727,331
RG1	979,416	12,643,624	-	12,643,624
RGS	6,003,584	77,763,648	206,753	77,970,401
RI1	6,902,034	148,619,154	7,519	148,626,673
RIS	6,522,015	111,201,562	271,310	111,472,872
SG1	2,994,133	38,157,189	1,512	38,158,701
SGS	4,617,313	30,013,015	54,758	30,067,773
SI1	1,662,083	21,677,870	17,778	21,695,648
SIS	3,797,869	52,503,651	167,529	52,671,180
SVS	611,352	8,983,508	-	8,983,508
TE1	332,775	3,147,970	-	3,147,970
TEC	4,306,342	18,799,282	19,063	18,818,345
MFJ	53,249,495	750,981,360	349,930	751,331,290
TRS	49,201,194	1,075,191,381	5,974,968	1,081,166,349
MFE	2,880,540	64,927,346	24,175	64,951,521
UTS	14,522,188	326,556,922	842,687	327,399,609
MV1	8,782,638	138,658,862	30,616	138,689,478
MVS	17,360,967	313,253,546	1,090,209	314,343,755
Oppenheimer Variable Account Fund
OCA	2,590,414	39,799,746	13,702	39,813,448
OGG	1,996,825	31,585,162	-	31,585,162
OMG	31,198,650	484,638,455	64,404	484,702,859
OMS	925,673	18,678,581	-	18,678,581
PIMCO Variable Insurance Trust
PMB	534,239	9,997,829	-	9,997,829
PLD	45,681,184	463,529,365	164,761	463,694,126
PRR	3,162,459	37,613,046	-	37,613,046
PTR	6,231,960	70,262,437	54,472	70,316,909
PRA	192,534	2,021,607	-	2,021,607
PCR	494,790	4,852,130	-	4,852,130
Sun Capital Advisers Trust (SCAT)
SSA	403,028	5,143,745	-	5,143,745
LGF	80,896	797,765	-	797,765
IGB	821,108	8,748,658	-	8,748,658
SRE	5,480,387	99,527,437	6,198	99,533,635
SC3	769,769	19,819,711	11,543	19,831,254
CMM	119,244	1,230,135	-	1,230,135
Wanger Advisors Trust
WTF	76,127	1,031,416	-	1,031,416
USC	2,650	31,111	-	31,111
Net Assets		$10,776,727,793	$26,318,386	$10,803,046,179

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006
	CSC	NMT	NNG	NMI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$24	$27	$-	$92
Mortality and expense risk charges	(123)	(304)	(1,522)	(630)
Distribution and administrative expense charges	(15)	(36)	(183)	(76)
Net investment income (loss)	$(114)	$(313)	$(1,705)	$(614)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2	$116	$158	$342
Realized gain distributions	183	509	-	959
Net realized gains (losses)	$185	$625	$158	$1,301

Net unrealized appreciation (depreciation) on investments:
End of year	$1,456	$5,722	$13,538	$14,496
Beginning of year	20	(24)	2,498	1,266
Change in unrealized appreciation (depreciation)	$1,436	$5,746	$11,040	$13,230

Realized and unrealized gains (losses)	$1,621	$6,371	$11,198	$14,531
Increase (Decrease) in net assets from operations	$1,507	$6,058	$9,493	$13,917

	F10	F15	F20	FMS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$45,542	$84,049	$199,321	$506,234
Mortality and expense risk charges	(20,960)	(52,171)	(83,895)	(661,324)
Distribution and administrative expense charges	(2,515)	(6,261)	(10,067)	(79,359)
Net investment income (loss)	$22,067	$25,617	$105,359	$(234,449)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$20,301	$17,546	$89,220	$1,263,243
Realized gain distributions	12,581	60,034	132,880	1,289,248
Net realized gains (losses)	$32,882	$77,580	$222,100	$2,552,491

Net unrealized appreciation (depreciation) on investments:
End of year	$94,944	$259,629	$492,573	$7,536,344
Beginning of year	(1,579)	(1,714)	(457)	3,305,342
Change in unrealized appreciation (depreciation)	$96,523	$261,343	$493,030	$4,231,002

Realized and unrealized gains (losses)	$129,405	$338,923	$715,130	$6,783,493
Increase (Decrease) in net assets from operations	$151,472	$364,540	$820,489	$6,549,044

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	TDM	FTG	FTI	FVS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$44,801	$169,897	$3,980,644	$165,239
Mortality and expense risk charges	(59,205)	(224,270)	(5,294,823)	(417,977)
Distribution and administrative expense charges	(7,105)	(26,912)	(635,379)	(50,157)
Net investment income (loss)	$(21,509)	$(81,285)	$(1,949,558)	$(302,895)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$95,614	$284,069	$6,971,300	$1,365,774
Realized gain distributions	-	473,320	-	924,640
Net realized gains (losses)	$95,614	$757,389	$6,971,300	$2,290,414

Net unrealized appreciation (depreciation) on investments:
End of year	$891,483	$2,624,808	$86,345,350	$4,026,641
Beginning of year	29,558	588,840	30,117,997	2,646,122
Change in unrealized appreciation (depreciation)	$861,925	$2,035,968	$56,227,353	$1,380,519

Realized and unrealized gains (losses)	$957,539	$2,793,357	$63,198,653	$3,670,933
Increase (Decrease) in net assets from operations	$936,030	$2,712,072	$61,249,095	$3,368,038

	LAV	LA1	LA9	LA2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$117,857	$3,599,374	$-	$389,667
Mortality and expense risk charges	(237,234)	(3,718,600)	(699,591)	(985,758)
Distribution and administrative expense charges	(28,468)	(446,232)	(83,951)	(118,291)
Net investment income (loss)	$(147,845)	$(565,458)	$(783,542)	$(714,382)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$552,908	$1,417,555	$509,243	$877,867
Realized gain distributions	518,793	9,645,215	576,881	6,071,489
Net realized gains (losses)	$1,071,701	$11,062,770	$1,086,124	$6,949,356

Net unrealized appreciation (depreciation) on investments:
End of year	$1,529,977	$24,637,136	$4,559,822	$2,697,087
Beginning of year	777,058	1,849,168	2,197,649	1,921,426
Change in unrealized appreciation (depreciation)	$752,919	$22,787,968	$2,362,173	$775,661

Realized and unrealized gains (losses)	$1,824,620	$33,850,738	$3,448,297	$7,725,017
Increase (Decrease) in net assets from operations	$1,676,775	$33,285,280	$2,664,755	$7,010,635

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	MF7	BDS	MFD	CAS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,472,511	$7,888,957	$-	$991,302
Mortality and expense risk charges	(1,100,739)	(1,631,011)	(422,405)	(6,050,932)
Distribution and administrative expense charges	(132,089)	(195,721)	(50,689)	(726,112)
Net investment income (loss)	$3,239,683	$6,062,225	$(473,094)	$(5,785,742)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(1,067,070)	$(1,306,961)	$1,414,284	$(23,183,696)
Realized gain distributions	441,140	746,842	-	-
Net realized gains (losses)	$(625,930)	$(560,119)	$1,414,284	$(23,183,696)

Net unrealized appreciation (depreciation) on investments:
End of year	$(3,398,900)	$(4,131,388)	$4,975,545	$13,028,919
Beginning of year	(3,075,768)	(2,912,624)	4,662,917	(37,734,369)
Change in unrealized appreciation (depreciation)	$(323,132)	$(1,218,764)	$312,628	$50,763,288

Realized and unrealized gains (losses)	$(949,062)	$(1,778,883)	$1,726,912	$27,579,592
Increase (Decrease) in net assets from operations	$2,290,621	$4,283,342	$1,253,818	$21,793,850

	CO1	COS	MFF	EGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$37,809	$928,506	$-	$-
Mortality and expense risk charges	(210,869)	(2,279,795)	(264,565)	(3,620,437)
Distribution and administrative expense charges	(25,304)	(273,575)	(31,748)	(434,452)
Net investment income (loss)	$(198,364)	$(1,624,864)	$(296,313)	$(4,054,889)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$401,028	$(25,390,310)	$1,240,630	$(41,708,395)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$401,028	$(25,390,310)	$1,240,630	$(41,708,395)

Net unrealized appreciation (depreciation) on investments:
End of year	$3,741,609	$1,172,757	$4,337,182	$17,923,187
Beginning of year	2,169,257	(46,534,693)	4,218,284	(45,059,329)
Change in unrealized appreciation (depreciation)	$1,572,352	$47,707,450	$118,898	$62,982,516

Realized and unrealized gains (losses)	$1,973,380	$22,317,140	$1,359,528	$21,274,121
Increase (Decrease) in net assets from operations	$1,775,016	$20,692,276	$1,063,215	$17,219,232

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	EM1	EME	GG1	GGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$132,161	$962,156	$-	$-
Mortality and expense risk charges	(205,730)	(1,099,284)	(55,850)	(494,034)
Distribution and administrative expense charges	(24,688)	(131,914)	(6,702)	(59,284)
Net investment income (loss)	$(98,257)	$(269,042)	$(62,552)	$(553,318)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,804,557	$17,575,998	$(282,372)	$(1,572,184)
Realized gain distributions	2,052,823	13,060,609	41,595	377,943
Net realized gains (losses)	$3,857,380	$30,636,607	$(240,777)	$(1,194,241)

Net unrealized appreciation (depreciation) on investments:
End of year	$3,146,647	$21,066,822	$(115,033)	$(2,335,349)
Beginning of year	3,371,617	30,862,258	(546,466)	(5,400,569)
Change in unrealized appreciation (depreciation)	$(224,970)	$(9,795,436)	$431,433	$3,065,220

Realized and unrealized gains (losses)	$3,632,410	$20,841,171	$190,656	$1,870,979
Increase (Decrease) in net assets from operations	$3,534,153	$20,572,129	$128,104	$1,317,661

	GG2	GGR	GT2	GTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$26,617	$794,151	$112,841	$1,419,447
Mortality and expense risk charges	(114,796)	(1,783,789)	(226,669)	(1,940,676)
Distribution and administrative expense charges	(13,776)	(214,055)	(27,200)	(232,881)
Net investment income (loss)	$(101,955)	$(1,203,693)	$(141,028)	$(754,110)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$788,817	$7,533,573	$892,453	$7,996,233
Realized gain distributions	-	-	1,090,421	10,252,869
Net realized gains (losses)	$788,817	$7,533,573	$1,982,874	$18,249,102

Net unrealized appreciation (depreciation) on investments:
End of year	$2,501,296	$41,795,991	$2,192,948	$23,331,082
Beginning of year	2,028,590	27,524,432	1,618,873	18,253,399
Change in unrealized appreciation (depreciation)	$472,706	$14,271,559	$574,075	$5,077,683

Realized and unrealized gains (losses)	$1,261,523	$21,805,132	$2,556,949	$23,326,785
Increase (Decrease) in net assets from operations	$1,159,568	$20,601,439	$2,415,921	$22,572,675

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	MFK	GSS	MFC	HYS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$10,785,400	$15,679,608	$8,319,815	$16,455,359
Mortality and expense risk charges	(3,625,311)	(3,899,378)	(1,552,881)	(2,490,599)
Distribution and administrative expense charges	(435,037)	(467,925)	(186,346)	(298,872)
Net investment income (loss)	$6,725,052	$11,312,305	$6,580,588	$13,665,888

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(1,911,468)	$(5,585,528)	$(1,037,322)	$1,043,343
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(1,911,468)	$(5,585,528)	$(1,037,322)	$1,043,343

Net unrealized appreciation (depreciation) on investments:
End of year	$(6,102,905)	$(12,550,984)	$2,374,320	$6,126,830
Beginning of year	(5,719,812)	(12,909,479)	(295,552)	4,386,895
Change in unrealized appreciation (depreciation)	$(383,093)	$358,495	$2,669,872	$1,739,935

Realized and unrealized gains (losses)	$(2,294,561)	$(5,227,033)	$1,632,550	$2,783,278
Increase (Decrease) in net assets from operations	$4,430,491	$6,085,272	$8,213,138	$16,449,166

	IG1	IGS	MI1	MII
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$88,703	$848,005	$140,941	$1,464,931
Mortality and expense risk charges	(266,466)	(1,605,365)	(179,108)	(1,501,482)
Distribution and administrative expense charges	(31,976)	(192,644)	(21,493)	(180,178)
Net investment income (loss)	$(209,739)	$(950,004)	$(59,660)	$(216,729)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,475,584	$9,968,896	$1,631,206	$10,861,149
Realized gain distributions	1,506,089	9,808,929	1,389,597	12,489,050
Net realized gains (losses)	$3,981,673	$19,777,825	$3,020,803	$23,350,199

Net unrealized appreciation (depreciation) on investments:
End of year	$6,633,497	$44,917,676	$2,486,383	$31,498,352
Beginning of year	6,166,302	36,760,173	2,346,862	26,275,070
Change in unrealized appreciation (depreciation)	$467,195	$8,157,503	$139,521	$5,223,282

Realized and unrealized gains (losses)	$4,448,868	$27,935,328	$3,160,324	$28,573,481
Increase (Decrease) in net assets from operations	$4,239,129	$26,985,324	$3,100,664	$28,356,752

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
		M1B	MIS	MFL	MIT
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$		$318,401	$1,407,570	$6,504,821
Mortality and expense risk charges		(1,172,006)	(4,268,682)	(3,581,743)	(10,062,951)
Distribution and administrative expense charges		(140,641)	(512,242)	(429,809)	(1,207,554)
Net investment income (loss)		$(1,312,647)	$(4,462,523)	$(2,603,982)	$(4,765,684)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$2,840,609	$(32,516,504)	$4,853,248	$(28,871,748)
Realized gain distributions		-	-	-	-
Net realized gains (losses)		$2,840,609	$(32,516,504)	$4,853,248	$(28,871,748)

Net unrealized appreciation (depreciation) on investments:
End of year		$13,496,878	$(5,626,129)	$44,604,682	$73,274,903
Beginning of year		10,701,286	(61,260,139)	20,212,625	(47,302,431)
Change in unrealized appreciation (depreciation)		$2,795,592	$55,634,010	$24,392,057	$120,577,334

Realized and unrealized gains (losses)		$5,636,201	$23,117,506	$29,245,305	$91,705,586
Increase (Decrease) in net assets from operations		$4,323,554	$18,654,983	$26,641,323	$86,939,902

		MC1	MCS	MCV	MM1
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$-	$-	$-	$5,668,987
Mortality and expense risk charges		(551,481)	(797,437)	(375,475)	(2,080,449)
Distribution and administrative expense charges		(66,178)	(95,692)	(45,057)	(249,654)
Net investment income (loss)		$(617,659)	$(893,129)	$(420,532)	$3,338,884

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$2,599,183	$5,021,236	$641,666	$-
Realized gain distributions		-	-	3,017,748	-
Net realized gains (losses)		$2,599,183	$5,021,236	$3,659,414	$-

Net unrealized appreciation (depreciation) on investments:
End of year		$5,718,267	$7,633,258	$1,339,357	$-
Beginning of year		7,561,541	11,674,220	2,427,218	-
Change in unrealized appreciation (depreciation)		$(1,843,274)	$(4,040,962)	$(1,087,861)	$-

Realized and unrealized gains (losses)		$755,909	$980,274	$2,571,553	$-
Increase (Decrease) in net assets from operations		$138,250	$87,145	$2,151,021	$3,338,884

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
		MMS	M1A	NWD	RE1
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$8,603,468	$-	$-	$114,414
Mortality and expense risk charges		(2,407,103)	(1,594,585)	(1,712,562)	(389,420)
Distribution and administrative expense charges		(288,852)	(191,350)	(205,508)	(46,730)
Net investment income (loss)		$5,907,513	$(1,785,935)	$(1,918,070)	$(321,736)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$-	$4,587,817	$2,657,230	$1,625,266
Realized gain distributions		-	-	-
Net realized gains (losses)	$		$4,587,817	$2,657,230	$1,625,266

Net unrealized appreciation (depreciation) on investments:
End of year		$-	$20,402,707	$29,702,508	$5,827,719
Beginning of year		-	11,008,872	16,299,584	4,815,085
Change in unrealized appreciation (depreciation)		$-	$9,393,835	$13,402,924	$1,012,634

Realized and unrealized gains (losses)		$-	$13,981,652	$16,060,154	$2,637,900
Increase (Decrease) in net assets from operations		$5,907,513	$12,195,717	$14,142,084	$2,316,164

		RES	RG1	RGS	RI1
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$2,110,511	$47,976	$460,436	$1,073,695
Mortality and expense risk charges		(3,983,618)	(155,413)	(977,696)	(1,778,106)
Distribution and administrative expense charges		(478,034)	(18,650)	(117,324)	(213,373)
Net investment income (loss)		$(2,351,141)	$(126,087)	$(634,584)	$(917,784)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$(30,044,374)	$864,164	$3,354,086	$6,443,782
Realized gain distributions		-	-	-	6,552,897
Net realized gains (losses)		$(30,044,374)	$864,164	$3,354,086	$12,996,679

Net unrealized appreciation (depreciation) on investments:
End of year		$31,463,761	$2,785,104	$18,694,136	$31,991,125
Beginning of year		(27,404,271)	2,225,922	12,868,732	18,490,200
Change in unrealized appreciation (depreciation)		$58,868,032	$559,182	$5,825,404	$13,500,925

Realized and unrealized gains (losses)		$28,823,658	$1,423,346	$9,179,490	$26,497,604
Increase (Decrease) in net assets from operations		$26,472,517	$1,297,259	$8,544,906	$25,579,820

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	RIS	SG1	SGS	SI1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,187,249	$-	$-	$1,228,227
Mortality and expense risk charges	(1,356,635)	(597,943)	(423,281)	(300,359)
Distribution and administrative expense charges	(162,796)	(71,753)	(50,794)	(36,043)
Net investment income (loss)	$(332,182)	$(669,696)	$(474,075)	$891,825

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,862,145	$1,338,102	$628,136	$78,874
Realized gain distributions	6,257,126	-	-	234,224
Net realized gains (losses)	$14,119,271	$1,338,102	$628,136	$313,098

Net unrealized appreciation (depreciation) on investments:
End of year	$36,811,174	$4,783,277	$3,834,880	$(72,937)
Beginning of year	27,272,053	3,636,930	2,533,037	130,239
Change in unrealized appreciation (depreciation)	$9,539,121	$1,146,347	$1,301,843	$(203,176)

Realized and unrealized gains (losses)	$23,658,392	$2,484,449	$1,929,979	$109,922
Increase (Decrease) in net assets from operations	$23,326,210	$1,814,753	$1,455,904	$1,001,747

	SIS	SVS	TE1	TEC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$3,304,110	$51,787	$-	$-
Mortality and expense risk charges	(699,212)	(141,898)	(42,802)	(239,410)
Distribution and administrative expense charges	(83,905)	(17,028)	(5,136)	(28,729)
Net investment income (loss)	$2,520,993	$(107,139)	$(47,938)	$(268,139)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$363,055	$301,205	$327,087	$1,238,694
Realized gain distributions	601,843	799,116	-	-
Net realized gains (losses)	$964,898	$1,100,321	$327,087	$1,238,694

Net unrealized appreciation (depreciation) on investments:
End of year	$110,671	$624,831	$767,671	$4,053,421
Beginning of year	879,917	574,518	489,246	1,694,508
Change in unrealized appreciation (depreciation)	$(769,246)	$50,313	$278,425	$2,358,913

Realized and unrealized gains (losses)	$195,652	$1,150,634	$605,512	$3,597,607
Increase (Decrease) in net assets from operations	$2,716,645	$1,043,495	$557,574	$3,329,468

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	MFJ	TRS	MFE	UTS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$17,094,246	$31,789,707	$1,274,796	$9,076,697
Mortality and expense risk charges	(10,236,475)	(14,103,404)	(707,862)	(3,852,221)
Distribution and administrative expense charges	(1,228,377)	(1,692,409)	(84,943)	(462,267)
Net investment income (loss)	$5,629,394	$15,993,894	$481,991	$4,762,209

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$8,725,445	$7,925,254	$4,442,052	$7,054,717
Realized gain distributions	26,026,621	44,831,503	-	-
Net realized gains (losses)	$34,752,066	$52,756,757	$4,442,052	$7,054,717

Net unrealized appreciation (depreciation) on investments:
End of year	$55,433,712	$129,535,798	$18,020,622	$118,258,903
Beginning of year	28,266,674	85,467,353	9,372,377	48,334,173
Change in unrealized appreciation (depreciation)	$27,167,038	$44,068,445	$8,648,245	$69,924,730

Realized and unrealized gains (losses)	$61,919,104	$96,825,202	$13,090,297	$76,979,447
Increase (Decrease) in net assets from operations	$67,548,498	$112,819,096	$13,572,288	$81,741,656

	MV1	MVS	OCA	OGG
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,656,030	$4,728,075	$64,187	$151,710
Mortality and expense risk charges	(1,887,651)	(3,949,948)	(594,359)	(358,528)
Distribution and administrative expense charges	(226,518)	(473,994)	(71,323)	(43,023)
Net investment income (loss)	$(458,139)	$304,133	$(601,495)	$(249,841)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$7,611,374	$17,281,235	$1,241,850	$762,887
Realized gain distributions	4,798,842	11,589,385	-	939,711
Net realized gains (losses)	$12,410,216	$28,870,620	$1,241,850	$1,702,598

Net unrealized appreciation (depreciation) on investments:
End of year	$33,572,765	$90,080,125	$5,027,664	$3,927,889
Beginning of year	23,123,045	65,162,375	3,574,570	1,895,566
Change in unrealized appreciation (depreciation)	$10,449,720	$24,917,750	$1,453,094	$2,032,323

Realized and unrealized gains (losses)	$22,859,936	$53,788,370	$2,694,944	$3,734,921
Increase (Decrease) in net assets from operations	$22,401,797	$54,092,503	$2,093,449	$3,485,080

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,802,508	$2,805	$438,315	$14,487,537
Mortality and expense risk charges	(5,635,789)	(231,282)	(133,777)	(5,410,436)
Distribution and administrative expense charges	(676,295)	(27,754)	(16,053)	(649,252)
Net investment income (loss)	$(3,509,576)	$(256,231)	$288,485	$8,427,849

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,280,562	$625,493	$59,508	$(284,979)
Realized gain distributions	-	354,189	132,636	-
Net realized gains (losses)	$2,280,562	$979,682	$192,144	$(284,979)

Net unrealized appreciation (depreciation) on investments:
End of year	$65,051,556	$2,530,944	$260,594	$(3,831,703)
Beginning of year	18,007,029	1,592,041	127,936	(3,557,156)
Change in unrealized appreciation (depreciation)	$47,044,527	$938,903	$132,658	$(274,547)

Realized and unrealized gains (losses)	$49,325,089	$1,918,585	$324,802	$(559,526)
Increase (Decrease) in net assets from operations	$45,815,513	$1,662,354	$613,287	$7,868,323

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,431,183	$2,705,004	$94,517	$170,309
Mortality and expense risk charges	(543,688)	(1,001,727)	(24,010)	(43,739)
Distribution and administrative expense charges	(65,243)	(120,207)	(2,881)	(5,249)
Net investment income (loss)	$822,252	$1,583,070	$67,626	$121,321

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(55,234)	$(221,433)	$(2,975)	$(16,797)
Realized gain distributions	962,371	368,461	4,986	18,436
Net realized gains (losses)	$907,137	$147,028	$2,011	$1,639

Net unrealized appreciation (depreciation) on investments:
End of year	$(2,305,606)	$(1,587,302)	$(11,013)	$(264,119)
Beginning of year	(193,830)	(1,132,716)	(1,694)	(3,466)
Change in unrealized appreciation (depreciation)	$(2,111,776)	$(454,586)	$(9,319)	$(260,653)

Realized and unrealized gains (losses)	$(1,204,639)	$(307,558)	$(7,308)	$(259,014)
Increase (Decrease) in net assets from operations	$(382,387)	$1,275,512	$60,318	$(137,693)

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	SSA	LGF	IGB	SRE
	Sub-Account	Sub-Account (h)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$52,147	$-	$316,976	$1,003,008
Mortality and expense risk charges	(53,131)	(2,789)	(100,750)	(1,140,714)
Distribution and administrative expense charges	(6,376)	(235)	(12,090)	(136,886)
Net investment income (loss)	$(7,360)	$(3,024)	$204,136	$(274,592)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(34,438)	$2,073	$(56,741)	$4,460,018
Realized gain distributions	14,222	-	80,209	3,239,219
Net realized gains (losses)	$(20,216)	$2,073	$23,468	$7,699,237

Net unrealized appreciation (depreciation) on investments:
End of year	$387,293	$42,910	$(32,930)	$18,097,465
Beginning of year	(203,337)		(65,362)	3,334,308
Change in unrealized appreciation (depreciation)	$590,630	$42,910	$32,432	$14,763,157

Realized and unrealized gains (losses)	$570,414	$44,983	$55,900	$22,462,394
Increase (Decrease) in net assets from operations	$563,054	$41,959	$260,036	$22,187,802

	SC3	CMM	WTF	USC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$301,793	$37,383	$2,026	$26
Mortality and expense risk charges	(319,823)	(13,137)	(10,505)	(295)
Distribution and administrative expense charges	(38,379)	(1,576)	(1,261)	(35)
Net investment income (loss)	$(56,409)	$22,670	$(9,740)	$(304)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,212,436	$-	$13,286	$18
Realized gain distributions	817,021	-	16,820	374
Net realized gains (losses)	$3,029,457	$-	$30,106	$392

Net unrealized appreciation (depreciation) on investments:
End of year	$6,046,756	$-	$141,870	$1,403
Beginning of year	3,114,916	-	33,477	19
Change in unrealized appreciation (depreciation)	$2,931,840	$-	$108,393	$1,384

Realized and unrealized gains (losses)	$5,961,297	$-	$138,499	$1,776
Increase (Decrease) in net assets from operations	$5,904,888	$22,670	$128,759	$1,472
(h) For the period May 1, 2006 (commencement of operations) through December 31, 2006.

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets
	CSC		NMT		NNG		NMI		F10
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (e)	2006	2005 (e)	2006	2005 (e)	2006	2005 (e)	2006	2005 (f)
Operations:
Net investment income (loss)	$(114)	$(40)	$(313)	$(5)	$(1,705)	$(277)	$(614)	$(45)	$22,067	$1,041
Net realized gains (losses)	185	2	625	(1)	158	194	1,301	118	32,882	-
Net unrealized gains (losses)	1,436	20	5,746	(24)	11,040	2,498	13,230	1,266	96,523	(1,579)
Increase (Decrease) in net assets from
operations	$1,507	$(18)	$6,058	$(30)	$9,493	$2,415	$13,917	$1,339	$151,472	$(538)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,915	$6,218	$61,037	$3,181	$71,000	$51,066	$121,430	$10,377	$1,158,982	$244,101
Net transfers between Sub-Accounts and
Fixed Account	35	-	10,788	2,053	95,841	(3,145)	14,492	3,790	1,435,328	-
Withdrawals, surrenders, annuitizations and
contract charges	(7)	-	-	-	(74)	-	-		(15,247)	-
Net accumulation activity	$9,943	$6,218	$71,825	$5,234	$166,767	$47,921	$135,922	$14,167	$2,579,063	$244,101

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$9,943	$6,218	$71,825	$5,234	$166,767	$47,921	$135,922	$14,167	$2,579,063	$244,101

Increase (Decrease) in net assets	$11,450	$6,200	$77,883	$5,204	$176,260	$50,336	$149,839	$15,506	$2,730,535	$243,563

Net Assets:
Beginning of year	$6,200	$	$5,204	$	$50,336	$	$15,506	$	$243,563	$
End of year	$17,650	$6,200	$83,087	$5,204	$226,596	$50,336	$165,345	$15,506	$2,974,098	$243,563

Unit Transactions:
Beginning of year	583	-	462	-	4,598	-	1,299		23,605
Purchased	826	583	4,870	279	6,398	4,885	8,938	958	133,187	23,605
Transferred between Sub-Accounts and Fixed
Accumulation Account	3	-	901	183	8,852	(287)	1,148	341	136,506
Withdrawn, Surrendered and Annuitized	(1)	-	-		(7)				(25,282)
End of year	1,411	583	6,233	462	19,841	4,598	11,385	1,299	268,016	23,605
(e)For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(f)For the period October 31, 2005 (commencement of operations) through December 31, 2005.
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	F15			F20			FMS		TDM			FTG
	Sub-Account			Sub-Account			Sub-Account		Sub-Account			Sub-Account
	Year Ended		Period Ended	Year Ended		Period Ended	Year Ended	Year Ended	Year Ended		Period Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,		December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,
	2006		2005 (f)	2006		2005 (f)	2006	2005	2006		2005 (f)	2006	2005
Operations:
Net investment income (loss)	$25,617		$896	$105,359		$346	$(234,449)	$(188,502)	$(21,509)		$(1,130)	$(81,285)	$(41,008)
Net realized gains (losses)	77,580		1	222,100			2,552,491	498,615	95,614		1,823	757,389	92,256
Net unrealized gains (losses)	261,343		(1,714)	493,030		(457)	4,231,002	1,533,819	861,925		29,558	2,035,968	361,211
Increase (Decrease) in net assets from
operations	$364,540		$(817)	$820,489		$(111)	$6,549,044	$1,843,932	$936,030		$30,251	$2,712,072	$412,459

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,031,331		$189,687	$10,650,714		$66,245	$17,932,205	$8,295,868	$4,074,300		$611,398	$7,237,072	$4,090,080
Net transfers between Sub-Accounts and
Fixed Account	1,773,873		79,831	3,509,402		41,878	9,288,424	3,315,012	1,572,821		338,537	4,227,979	1,392,994
Withdrawals, surrenders, annuitizations and
contract charges	(349,436)		(157)	(104,396)		(69)	(3,675,200)	(1,252,638)	(291,976)		(55,349)	(545,397)	(257,037)
Net accumulation activity	$7,455,768		$269,361	$14,055,720		$108,054	$23,545,429	$10,358,242	$5,355,145		$894,586	$10,919,654	$5,226,037

Annuitization Activity:
Annuitizations	$-		$-	$-		$-	$-	$-	$-		$-	$-	$-
Annuity payments and contract charges	-		-	-		-	(2,196)	(1,990)	-		-	-	-
Net transfers between Sub-Accounts	-		-	-		-	-	-	-		-	-	-
Adjustments to annuity reserves	-		-	-		-	(363)	(285)	-		-	-	-
Net annuitization activity	$-		$-	$-		$-	$(2,559)	$(2,275)	$-		$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$7,455,768		$269,361	$14,055,720		$108,054	$23,542,870	$10,355,967	$5,355,145		$894,586	$10,919,654	$5,226,037

Increase (Decrease) in net assets	$7,820,308		$268,544	$14,876,209		$107,943	$30,091,914	$12,199,899	$6,291,175		$924,837	$13,631,726	$5,638,496

Net Assets:
Beginning of year	$268,544	$		$107,943	$		$27,978,414	$15,778,515	$924,837	$		$8,461,348	$2,822,852
End of year	$8,088,852		$268,544	$14,984,152		$107,943	$58,070,328	$27,978,414	$7,216,012		$924,837	$22,093,074	$8,461,348

Unit Transactions:
Beginning of year	25,858			10,353			1,886,907	1,146,446	82,552			518,022	185,270
Purchased	559,998		18,168	1,005,397		6,339	1,125,797	597,636	329,220		56,369	404,263	261,472
Transferred between Sub-Accounts and Fixed
Accumulation Account	164,200		7,705	321,718		4,021	593,573	235,512	125,107		31,280	242,351	91,227
Withdrawn, Surrendered and Annuitized	(34,502)		(15)	(28,560)		(7)	(237,763)	(92,687)	(25,248)		(5,097)	(30,007)	(19,947)
End of year	715,554		25,858	1,308,908		10,353	3,368,514	1,886,907	511,631		82,552	1,134,629	518,022
  For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	FTI		FVS		LAV		LA1		LA9
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(1,949,558)	$(1,223,843)	$(302,895)	$(163,221)	$(147,845)	$(85,593)	$(565,458)	$(904,299)	$(783,542)	$(375,765)
Net realized gains (losses)	6,971,300	3,452,096	2,290,414	888,015	1,071,701	126,621	11,062,770	15,881,514	1,086,124	501,010
Net unrealized gains (losses)	56,227,353	14,258,164	1,380,519	269,153	752,919	381,290	22,787,968	(11,217,586)	2,362,173	897,097
Increase (Decrease) in net assets from
operations	$61,249,095	$16,486,417	$3,368,038	$993,947	$1,676,775	$422,318	$33,285,280	$3,759,629	$2,664,755	$1,022,342

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$144,049,990	$94,552,775	$8,433,637	$4,710,851	$9,639,253	$3,580,006	$90,941,531	$63,348,297	$20,928,850	$13,940,799
Net transfers between Sub-Accounts and
Fixed Account	26,759,979	14,124,276	3,194,026	740,975	2,976,799	741,809	22,609,610	(18,043,881)	7,679,452	3,159,484
Withdrawals, surrenders, annuitizations and
contract charges	(19,539,053)	(8,651,998)	(1,599,488)	(719,383)	(1,284,681)	(476,755)	(14,208,187)	(8,033,358)	(2,280,937)	(837,860)
Net accumulation activity	$151,270,916	$100,025,053	$10,028,175	$4,732,443	$11,331,371	$3,845,060	$99,342,954	$37,271,058	$26,327,365	$16,262,423

Annuitization Activity:
Annuitizations	$-	$34,094	$-	$-	$-	$-	$-	$29,764	$-	$3,485
Annuity payments and contract charges	(12,275)	(8,629)	(2,401)	(2,165)	-	-	(15,223)	(12,131)	(917)	(688)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,428)	(1,204)	(377)	(297)	-	-	(2,726)	(2,347)	(59)	(50)
Net annuitization activity	$(13,703)	$24,261	$(2,778)	$(2,462)	$-	$-	$(17,949)	$15,286	$(976)	$2,747
Increase (Decrease) in net assets from
contract owner transactions	$151,257,213	$100,049,314	$10,025,397	$4,729,981	$11,331,371	$3,845,060	$99,325,005	$37,286,344	$26,326,389	$16,265,170

Increase (Decrease) in net assets	$212,506,308	$116,535,731	$13,393,435	$5,723,928	$13,008,146	$4,267,378	$132,610,285	$41,045,973	$28,991,144	$17,287,512

Net Assets:
Beginning of year	$236,905,307	$120,369,576	$18,622,511	$12,898,583	$8,330,401	$4,063,023	$174,257,651	$133,211,678	$30,716,359	$13,428,847
End of year	$449,411,615	$236,905,307	$32,015,946	$18,622,511	$21,338,547	$8,330,401	$306,867,936	$174,257,651	$59,707,503	$30,716,359

Unit Transactions:
Beginning of year	15,021,292	8,240,520	1,065,024	784,791	673,060	344,432	11,563,674	8,986,821	2,675,259	1,203,674
Purchased	8,501,667	6,468,289	446,568	284,849	725,675	308,999	5,621,684	4,375,897	1,779,483	1,273,976
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,576,633	943,675	170,833	39,422	225,941	62,863	1,377,581	(1,210,470)	651,802	285,478
Withdrawn, Surrendered and Annuitized	(1,193,176)	(631,192)	(85,271)	(44,038)	(94,625)	(43,234)	(911,844)	(588,574)	(203,966)	(87,869)
End of year	23,906,416	15,021,292	1,597,154	1,065,024	1,530,051	673,060	17,651,095	11,563,674	4,902,578	2,675,259
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	LA2		MF7		BDS		MFD		CAS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(714,382)	$(471,523)	$3,239,683	$3,136,240	$6,062,225	$7,116,061	$(473,094)	$(376,850)	$(5,785,742)	$(4,290,701)
Net realized gains (losses)	6,949,356	6,143,075	(625,930)	1,243,423	(560,119)	3,764,523	1,414,284	265,650	(23,183,696)	(78,660,688)
Net unrealized gains (losses)	775,661	(3,249,341)	(323,132)	(4,437,725)	(1,218,764)	(10,425,182)	312,628	(46,730)	50,763,288	85,325,353
Increase (Decrease) in net assets from
operations	$7,010,635	$2,422,211	$2,290,621	$(58,062)	$4,283,342	$455,402	$1,253,818	$(157,930)	$21,793,850	$2,373,964

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$26,148,959	$16,628,312	$3,541,989	$5,898,613	$1,429,134	$1,640,530	$447,563	$358,600	$3,271,217	$4,595,663
Net transfers between Sub-Accounts and
Fixed Account	6,832,710	(12,208,420)	4,236,410	2,642,761	3,207,474	6,111,732	(202,471)	2,271,952	(22,018,513)	78,736,198
Withdrawals, surrenders, annuitizations and
contract charges	(3,736,971)	(1,887,985)	(9,419,037)	(6,276,972)	(31,343,359)	(28,462,559)	(4,924,690)	(2,901,582)	(100,887,714)	(101,849,234)
Net accumulation activity	$29,244,698	$2,531,907	$(1,640,638)	$2,264,402	$(26,706,751)	$(20,710,297)	$(4,679,598)	$(271,030)	$(119,635,010)	$(18,517,373)

Annuitization Activity:
Annuitizations	$-	$7,205	$-	$-	$88,147	$-	$-	$-	$182,024	$419,455
Annuity payments and contract charges	(5,159)	(4,565)	(1,696)	(1,785)	(65,814)	(62,907)	(1,813)	(1,863)	(627,696)	(491,722)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(614)	(535)	(161)	(156)	18,451	169,503	(271)	(197)	(45,843)	(40,534)
Net annuitization activity	$(5,773)	$2,105	$(1,857)	$(1,941)	$40,784	$106,596	$(2,084)	$(2,060)	$(491,515)	$(112,801)
Increase (Decrease) in net assets from
Contract owner transactions	$29,238,925	$2,534,012	$(1,642,495)	$2,262,461	$(26,665,967)	$(20,603,701)	$(4,681,682)	$(273,090)	$(120,126,525)	$(18,630,174)

Increase (Decrease) in net assets	$36,249,560	$4,956,223	$648,126	$2,204,399	$(22,382,625)	$(20,148,299)	$(3,427,864)	$(431,020)	$(98,332,675)	$(16,256,210)

Net Assets:
Beginning of year	$45,585,122	$40,628,899	$75,047,190	$72,842,791	$141,413,865	$161,562,164	$32,540,878	$32,971,898	$548,698,901	$564,955,111
End of year	$81,834,682	$45,585,122	$75,695,316	$75,047,190	$119,031,240	$141,413,865	$29,113,014	$32,540,878	$450,366,226	$548,698,901

Unit Transactions:
Beginning of year	2,743,587	2,592,930	6,270,011	6,078,648	9,925,405	11,381,676	3,518,217	3,522,979	41,628,520	41,868,827
Purchased	1,544,166	1,064,983	294,011	497,139	99,201	112,475	47,151	37,483	313,748	355,788
Transferred between Sub-Accounts and Fixed
Accumulation Account	406,759	(786,503)	341,542	224,489	180,658	404,556	(21,425)	277,473	(1,383,249)	6,072,375
Withdrawn, Surrendered and Annuitized	(223,274)	(127,823)	(772,232)	(530,265)	(2,145,407)	(1,973,302)	(531,564)	(319,718)	(7,068,227)	(6,668,470)
End of year	4,471,238	2,743,587	6,133,332	6,270,011	8,059,857	9,925,405	3,012,379	3,518,217	33,490,792	41,628,520
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	CO1		COS		MFF		EGS		EM1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(198,364)	$(129,838)	$(1,624,864)	$(1,051,656)	$(296,313)	$(274,326)	$(4,054,889)	$(4,680,774)	$(98,257)	$(79,153)
Net realized gains (losses)	401,028	149,765	(25,390,310)	(37,726,309)	1,240,630	308,993	(41,708,395)	(90,895,883)	3,857,380	761,334
Net unrealized gains (losses)	1,572,352	(98,824)	47,707,450	37,922,114	118,898	1,211,117	62,982,516	117,240,832	(224,970)	1,681,975
Increase (Decrease) in net assets from
operations	$1,775,016	$(78,897)	$20,692,276	$(855,851)	$1,063,215	$1,245,784	$17,219,232	$21,664,175	$3,534,153	$2,364,156

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,260,601	$732,303	$1,904,733	$2,399,239	$1,540,676	$816,801	$2,551,995	$2,961,834	$3,116,039	$480,067
Net transfers between Sub-Accounts and
Fixed Account	(488,323)	(1,257,138)	(14,125,390)	(17,692,371)	122,580	(406,758)	(14,795,779)	(26,080,867)	4,201,069	1,833,337
Withdrawals, surrenders, annuitizations and
contract charges	(1,369,937)	(1,083,644)	(34,426,630)	(35,142,490)	(2,507,591)	(1,442,541)	(57,102,777)	(58,185,524)	(2,657,229)	(625,877)
Net accumulation activity	$(597,659)	$(1,608,479)	$(46,647,287)	$(50,435,622)	$(844,335)	$(1,032,498)	$(69,346,561)	$(81,304,557)	$4,659,879	$1,687,527

Annuitization Activity:
Annuitizations	$-	$-	$60,913	$9,372	$-	$-	$86,703	$87,768	$-	$-
Annuity payments and contract charges	(6,870)	(6,723)	(58,899)	(62,048)	-	-	(145,799)	(161,097)	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(917)	(612)	(14,241)	(11,834)	(427)	364	(18,553)	68,837	-	-
Net annuitization activity	$(7,787)	$(7,335)	$(12,227)	$(64,510)	$(427)	$364	$(77,649)	$(4,492)	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$(605,446)	$(1,615,814)	$(46,659,514)	$(50,500,132)	$(844,762)	$(1,032,134)	$(69,424,210)	$(81,309,049)	$4,659,879	$1,687,527

Increase (Decrease) in net assets	$1,169,570	$(1,694,711)	$(25,967,238)	$(51,355,983)	$218,453	$213,650	$(52,204,978)	$(59,644,874)	$8,194,032	$4,051,683

Net Assets:
Beginning of year	$14,992,153	$16,686,864	$194,106,985	$245,462,968	$18,519,452	$18,305,802	$315,569,435	$375,214,309	$10,352,754	$6,301,071
End of year	$16,161,723	$14,992,153	$168,139,747	$194,106,985	$18,737,905	$18,519,452	$263,364,457	$315,569,435	$18,546,786	$10,352,754

Unit Transactions:
Beginning of year	1,483,374	1,675,705	21,130,668	26,220,995	1,747,003	1,863,783	30,633,904	37,868,174	441,657	340,870
Purchased	86,019	57,107	194,644	313,249	107,685	64,874	263,502	398,555	226,014	37,143
Transferred between Sub-Accounts and Fixed
Accumulation Account	(55,987)	(133,405)	(1,587,608)	(2,013,497)	(1,528)	(35,910)	(1,496,908)	(2,730,091)	245,982	93,800
Withdrawn, Surrendered and Annuitized	(136,175)	(116,033)	(3,238,431)	(3,390,079)	(237,796)	(145,744)	(4,784,428)	(4,902,734)	(99,978)	(30,156)
End of year	1,377,231	1,483,374	16,499,273	21,130,668	1,615,364	1,747,003	24,616,070	30,633,904	813,675	441,657
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	EME		GG1		GGS		GG2		GGR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(269,042)	$(485,707)	$(62,552)	$407,553	$(553,318)	$4,738,940	$(101,955)	$(100,475)	$(1,203,693)	$(1,403,083)
Net realized gains (losses)	30,636,607	8,043,111	(240,777)	(83,260)	(1,194,241)	499,965	788,817	437,073	7,533,573	(3,627,490)
Net unrealized gains (losses)	(9,795,436)	12,740,867	431,433	(752,952)	3,065,220	(9,835,773)	472,706	222,273	14,271,559	16,422,115
Increase (Decrease) in net assets from
operations	$20,572,129	$20,298,271	$128,104	$(428,659)	$1,317,661	$(4,596,868)	$1,159,568	$558,871	$20,601,439	$11,391,542

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$898,939	$284,219	$188,953	$81,495	$233,405	$389,913	$128,768	$85,123	$997,480	$912,531
Net transfers between Sub-Accounts and
Fixed Account	3,256,059	14,209,394	174,553	208,862	(766,992)	848,113	1,107,840	(144,759)	428,100	(5,293,714)
Withdrawals, surrenders, annuitizations and
contract charges	(18,202,140)	(10,511,540)	(959,659)	(447,370)	(8,354,263)	(9,303,652)	(1,307,179)	(698,965)	(27,659,328)	(26,234,722)
Net accumulation activity	$(14,047,142)	$3,982,073	$(596,153)	$(157,013)	$(8,887,850)	$(8,065,626)	$(70,571)	$(758,601)	$(26,233,748)	$(30,615,905)

Annuitization Activity:
Annuitizations	$-	$7,876	$-	$-	$26,422	$111,898	$-	$-	$142,026	$-
Annuity payments and contract charges	(61,782)	(24,718)	(1,813)	(1,902)	(131,151)	(36,669)	(2,114)	(1,895)	(110,736)	(95,928)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(36,528)	(32,086)	(165)	(111)	(137)	2,622	(341)	(272)	(3,998)	396
Net annuitization activity	$(98,310)	$(48,928)	$(1,978)	$(2,013)	$(104,866)	$77,851	$(2,455)	$(2,167)	$27,292	$(95,532)
Increase (Decrease) in net assets from
contract owner transactions	$(14,145,452)	$3,933,145	$(598,131)	$(159,026)	$(8,992,716)	$(7,987,775)	$(73,026)	$(760,768)	$(26,206,456)	$(30,711,437)

Increase (Decrease) in net assets	$6,426,677	$24,231,416	$(470,027)	$(587,685)	$(7,675,055)	$(12,584,643)	$1,086,542	$(201,897)	$(5,605,017)	$(19,319,895)

Net Assets:
Beginning of year	$81,260,933	$57,029,517	$4,232,469	$4,820,154	$43,876,264	$56,460,907	$7,538,233	$7,740,130	$145,928,483	$165,248,378
End of year	$87,687,610	$81,260,933	$3,762,442	$4,232,469	$36,201,209	$43,876,264	$8,624,775	$7,538,233	$140,323,466	$145,928,483

Unit Transactions:
Beginning of year	3,923,235	3,707,620	327,850	340,389	2,809,654	3,280,149	552,979	614,351	8,221,692	9,885,010
Purchased	35,126	13,816	14,571	5,907	15,346	20,411	9,289	6,426	56,173	54,583
Transferred between Sub-Accounts and Fixed
Accumulation Account	119,471	786,970	14,065	14,937	(61,525)	58,577	75,554	(9,898)	119,395	(357,428)
Withdrawn, Surrendered and Annuitized	(776,918)	(585,171)	(72,694)	(33,383)	(528,499)	(549,483)	(88,922)	(57,900)	(1,333,952)	(1,360,473)
End of year	3,300,914	3,923,235	283,792	327,850	2,234,976	2,809,654	548,900	552,979	7,063,308	8,221,692
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	GT2		GTR		MFK		GSS		MFC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(141,028)	$349,518	$(754,110)	$4,515,169	$6,725,052	$4,943,085	$11,312,305	$12,565,709	$6,580,588	$5,159,486
Net realized gains (losses)	1,982,874	1,380,816	18,249,102	13,987,861	(1,911,468)	(1,022,090)	(5,585,528)	(2,015,037)	(1,037,322)	438,081
Net unrealized gains (losses)	574,075	(1,380,048)	5,077,683	(14,869,273)	(383,093)	(3,448,153)	358,495	(7,209,278)	2,669,872	(5,181,899)
Increase (Decrease) in net assets from
operations	$2,415,921	$350,286	$22,572,675	$3,633,757	$4,430,491	$472,842	$6,085,272	$3,341,394	$8,213,138	$415,668

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$432,332	$974,030	$1,051,442	$1,414,997	$56,642,283	$43,461,194	$3,344,573	$4,675,176	$19,354,502	$15,071,601
Net transfers between Sub-Accounts and
Fixed Account	927,396	2,400,700	10,318,948	18,721,768	28,931,340	10,741,708	399,815	(368,890)	3,656,850	(2,294,866)
Withdrawals, surrenders, annuitizations
and contract charges	(1,980,174)	(1,389,697)	(33,502,644)	(28,086,144)	(22,941,550)	(18,447,788)	(70,684,308)	(70,344,240)	(11,638,843)	(10,086,647)
Net accumulation activity	$(620,446)	$1,985,033	$(22,132,254)	$(7,949,379)	$62,632,073	$35,755,114	$(66,939,920)	$(66,037,954)	$11,372,509	$2,690,088

Annuitization Activity:
Annuitizations	$-	$-	$6,591	$180,341	$-	$15,734	$475,216	$84,194	$-	$3,861
Annuity payments and contract charges	(2,100)	(1,970)	(167,127)	(149,588)	(17,987)	(17,362)	(267,284)	(286,165)	(7,671)	(7,273)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(296)	(218)	(95,225)	36,634	(3,619)	(3,811)	(75,099)	207,911	(1,608)	(1,482)
Net annuitization activity	$(2,396)	$(2,188)	$(255,761)	$67,387	$(21,606)	$(5,439)	$132,833	$5,940	$(9,279)	$(4,894)
Increase (Decrease) in net assets from
contract owner transactions	$(622,842)	$1,982,845	$(22,388,015)	$(7,881,992)	$62,610,467	$35,749,675	$(66,807,087)	$(66,032,014)	$11,363,230	$2,685,194

Increase (Decrease) in net assets	$1,793,079	$2,333,131	$184,660	$(4,248,235)	$67,040,958	$36,222,517	$(60,721,815)	$(62,690,620)	$19,576,368	$3,100,862

Net Assets:
Beginning of year	$16,498,684	$14,165,553	$156,049,255	$160,297,490	$205,291,955	$169,069,438	$344,042,581	$406,733,201	$95,167,528	$92,066,666
End of year	$18,291,763	$16,498,684	$156,233,915	$156,049,255	$272,332,913	$205,291,955	$283,320,766	$344,042,581	$114,743,896	$95,167,528

Unit Transactions:
Beginning of year	1,195,804	1,049,400	8,201,461	8,363,603	19,255,861	15,785,190	22,849,712	26,991,543	7,227,900	7,034,638
Purchased	28,281	71,697	53,566	78,262	5,457,295	4,185,925	237,675	310,904	1,406,471	1,148,789
Transferred between Sub-Accounts and
Fixed Accumulation Account	55,914	179,527	549,127	1,133,661	2,767,847	1,042,444	43,682	20,383	243,007	(167,745)
Withdrawn, Surrendered and Annuitized	(130,349)	(104,820)	(1,545,822)	(1,374,065)	(2,172,298)	(1,757,698)	(4,548,910)	(4,473,118)	(857,109)	(787,782)
End of year	1,149,650	1,195,804	7,258,332	8,201,461	25,308,705	19,255,861	18,582,159	22,849,712	8,020,269	7,227,900

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	HYS		IG1		IGS		MI1		MII
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$13,665,888	$16,583,114	$(209,739)	$(139,436)	$(950,004)	$(580,350)	$(59,660)	$(60,142)	$(216,729)	$(302,197)
Net realized gains (losses)	1,043,343	(608,245)	3,981,673	1,243,214	19,777,825	4,193,256	3,020,803	686,620	23,350,199	5,442,783
Net unrealized gains (losses)	1,739,935	(14,566,351)	467,195	1,006,266	8,157,503	10,677,698	139,521	567,446	5,223,282	7,259,782
Increase (Decrease) in net assets from
operations	$16,449,166	$1,408,518	$4,239,129	$2,110,044	$26,985,324	$14,290,604	$3,100,664	$1,193,924	$28,356,752	$12,400,368

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,669,446	$1,877,206	$446,346	$295,725	$1,020,027	$716,020	$231,030	$219,342	$1,117,644	$778,821
Net transfers between Sub-Accounts and
Fixed Account	(2,403,644)	(10,914,620)	834,737	(114,486)	5,042,260	806,816	3,396,874	3,293,495	18,016,000	24,618,251
Withdrawals, surrenders, annuitizations
and contract charges	(44,119,232)	(45,388,131)	(2,865,599)	(1,611,402)	(21,189,319)	(15,624,729)	(2,901,252)	(518,923)	(22,779,644)	(14,876,076)
Net accumulation activity	$(44,853,430)	$(54,425,545)	$(1,584,516)	$(1,430,163)	$(15,127,032)	$(14,101,893)	$726,652	$2,993,914	$(3,646,000)	$10,520,996

Annuitization Activity:
Annuitizations	$46,421	$177,130	$-	$-	$19,077	$10,297	$-	$-	$-	$-
Annuity payments and contract charges	(302,946)	(133,203)	-	-	(32,077)	(24,069)	-	-	(43,454)	(23,404)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	50,603	(24,135)	(165)	(81)	(10,659)	(5,406)	-	-	(29,289)	14,392
Net annuitization activity	$(205,922)	$19,792	$(165)	$(81)	$(23,659)	$(19,178)	$-	$-	$(72,743)	$(9,012)
Increase (Decrease) in net assets from
contract owner transactions	$(45,059,352)	$(54,405,753)	$(1,584,681)	$(1,430,244)	$(15,150,691)	$(14,121,071)	$726,652	$2,993,914	$(3,718,743)	$10,511,984

Increase (Decrease) in net assets	$(28,610,186)	$(52,997,235)	$2,654,448	$679,800	$11,834,633	$169,533	$3,827,316	$4,187,838	$24,638,009	$22,912,352

Net Assets:
Beginning of year	$214,798,743	$267,795,978	$18,247,713	$17,567,913	$119,334,575	$119,165,042	$10,873,687	$6,685,849	$105,062,829	$82,150,477
End of year	$186,188,557	$214,798,743	$20,902,161	$18,247,713	$131,169,208	$119,334,575	$14,701,003	$10,873,687	$129,700,838	$105,062,829

Unit Transactions:
Beginning of year	14,094,783	17,473,238	1,221,898	1,328,474	8,840,529	9,969,224	661,889	464,476	5,984,457	5,206,659
Purchased	116,036	120,125	27,024	21,208	66,415	55,567	11,654	13,590	57,377	46,241
Transferred between Sub-Accounts and
Fixed Accumulation Account	(155,238)	(690,416)	47,674	(9,706)	304,306	65,086	183,092	218,018	893,568	1,586,799
Withdrawn, Surrendered and Annuitized	(2,708,002)	(2,808,164)	(170,368)	(118,078)	(1,360,519)	(1,249,348)	(153,365)	(34,195)	(1,097,291)	(855,242)
End of year	11,347,579	14,094,783	1,126,228	1,221,898	7,850,731	8,840,529	703,270	661,889	5,838,111	5,984,457

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	M1B		MIS		MFL		MIT		MC1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(1,312,647)	$(1,033,378)	$(4,462,523)	$(3,558,811)	$(2,603,982)	$(1,196,005)	$(4,765,684)	$(4,043,090)	$(617,659)	$(657,849)
Net realized gains (losses)	2,840,609	906,367	(32,516,504)	(52,016,751)	4,853,248	1,694,726	(28,871,748)	(49,530,970)	2,599,183	1,461,744
Net unrealized gains (losses)	2,795,592	2,046,378	55,634,010	64,611,410	24,392,057	8,643,645	120,577,334	105,268,694	(1,843,274)	(452,260)
Increase (Decrease) in net assets from
operations	$4,323,554	$1,919,367	$18,654,983	$9,035,848	$26,641,323	$9,142,366	$86,939,902	$51,694,634	$138,250	$351,635

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,419,803	$6,618,077	$2,703,815	$2,961,399	$81,073,506	$48,524,695	$7,051,917	$7,191,804	$847,927	$1,776,762
Net transfers between Sub-Accounts and
Fixed Account	(1,867,565)	(176,125)	(20,440,145)	(25,634,138)	20,863,108	62,520,334	(26,928,173)	(32,262,023)	(1,022,157)	(2,379,908)
Withdrawals, surrenders, annuitizations
and contract charges	(8,892,827)	(5,407,268)	(57,038,071)	(52,665,488)	(17,984,649)	(10,225,205)	(165,854,065)	(161,313,860)	(5,000,852)	(3,429,952)
Net accumulation activity	$(4,340,589)	$1,034,684	$(74,774,401)	$(75,338,227)	$83,951,965	$100,819,824	$(185,730,321)	$(186,384,079)	$(5,175,082)	$(4,033,098)

Annuitization Activity:
Annuitizations	$-	$-	$136,017	$167,871	$-	$9,176	$442,410	$265,966	$-	$-
Annuity payments and contract charges	(1,353)	(1,322)	(95,740)	(96,365)	(4,041)	(3,030)	(510,623)	(584,424)	(1,498)	(1,482)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(157)	(150)	(8,117)	(3,497)	(871)	(768)	(142,634)	(37,994)	(140)	(162)
Net annuitization activity	$(1,510)	$(1,472)	$32,160	$68,009	$(4,912)	$5,378	$(210,847)	$(356,452)	$(1,638)	$(1,644)
Increase (Decrease) in net assets from
contract owner transactions	$(4,342,099)	$1,033,212	$(74,742,241)	$(75,270,218)	$83,947,053	$100,825,202	$(185,941,168)	$(186,740,531)	$(5,176,720)	$(4,034,742)

Increase (Decrease) in net assets	$(18,545)	$2,952,579	$(56,087,258)	$(66,234,370)	$110,588,376	$109,967,568	$(99,001,266)	$(135,045,897)	$(5,038,470)	$(3,683,107)

Net Assets:
Beginning of year	$78,659,290	$75,706,711	$365,666,252	$431,900,622	$185,054,959	$75,087,391	$858,600,168	$993,646,065	$40,389,836	$44,072,943
End of year	$78,640,745	$78,659,290	$309,578,994	$365,666,252	$295,643,335	$185,054,959	$759,598,902	$858,600,168	$35,351,366	$40,389,836

Unit Transactions:
Beginning of year	7,285,892	7,277,585	43,809,878	52,900,145	14,452,676	7,171,814	59,467,044	71,195,865	3,978,465	4,467,480
Purchased	498,468	585,724	331,428	365,565	5,525,704	3,620,458	494,788	576,585	83,713	168,616
Transferred between Sub-Accounts and
Fixed Accumulation Account	(154,128)	(16,700)	(2,507,580)	(3,254,704)	1,386,179	4,587,800	(1,858,078)	(2,376,201)	(126,108)	(287,385)
Withdrawn, Surrendered and Annuitized	(866,737)	(560,717)	(6,246,085)	(6,201,128)	(1,441,814)	(927,396)	(10,181,494)	(9,929,205)	(549,335)	(370,246)
End of year	6,763,495	7,285,892	35,387,641	43,809,878	19,922,745	14,452,676	47,922,260	59,467,044	3,386,735	3,978,465

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	MCS		MCV		MM1		MMS		M1A
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(893,129)	$(1,052,820)	$(420,532)	$(407,130)	$3,338,884	$753,497	$5,907,513	$2,633,473	$(1,785,935)	$(1,099,248)
Net realized gains (losses)	5,021,236	3,972,155	3,659,414	3,818,857	-	-	-	-	4,587,817	696,265
Net unrealized gains (losses)	(4,040,962)	(2,471,284)	(1,087,861)	(2,039,365)	-	-	-	-	9,393,835	4,109,208
Increase (Decrease) in net assets from
operations	$87,145	$448,051	$2,151,021	$1,372,362	$3,338,884	$753,497	$5,907,513	$2,633,473	$12,195,717	$3,706,225

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$447,221	$496,352	$544,143	$1,740,028	$47,732,535	$35,338,140	$10,379,663	$10,162,763	$36,655,110	$24,188,648
Net transfers between Sub-Accounts and
Fixed Account	(3,463,195)	(4,910,417)	(1,040,782)	272,585	24,941,438	20,039,535	91,383,956	71,780,580	5,504,921	4,241,256
Withdrawals, surrenders, annuitizations
and contract charges	(12,252,132)	(11,189,733)	(2,835,250)	(1,811,200)	(39,267,818)	(22,962,808)	(116,844,137)	(121,034,104)	(8,526,656)	(4,050,830)
Net accumulation activity	$(15,268,106)	$(15,603,798)	$(3,331,889)	$201,413	$33,406,155	$32,414,867	$(15,080,518)	$(39,090,761)	$33,633,375	$24,379,074

Annuitization Activity:
Annuitizations	$8,063	$-	$-	$-	$-	$17,988	$194,051	$408,596	$-	$9,537
Annuity payments and contract charges	(12,655)	(16,223)	(151)	(144)	(23,945)	(22,657)	(285,303)	(289,212)	(7,355)	(6,180)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	3,251	(1,687)	(23)	(20)	(2,127)	(2,552)	(34,535)	4,455	(938)	(753)
Net annuitization activity	$(1,341)	$(17,910)	$(174)	$(164)	$(26,072)	$(7,221)	$(125,787)	$123,839	$(8,293)	$2,604
Increase (Decrease) in net assets from
contract owner transactions	$(15,269,447)	$(15,621,708)	$(3,332,063)	$201,249	$33,380,083	$32,407,646	$(15,206,305)	$(38,966,922)	$33,625,082	$24,381,678

Increase (Decrease) in net assets	$(15,182,302)	$(15,173,657)	$(1,181,042)	$1,573,611	$36,718,967	$33,161,143	$(9,298,792)	$(36,333,449)	$45,820,799	$28,087,903

Net Assets:
Beginning of year	$68,651,430	$83,825,087	$25,549,351	$23,975,740	$117,199,576	$84,038,433	$191,927,367	$228,260,816	$82,239,579	$54,151,676
End of year	$53,469,128	$68,651,430	$24,368,309	$25,549,351	$153,918,543	$117,199,576	$182,628,575	$191,927,367	$128,060,378	$82,239,579

Unit Transactions:
Beginning of year	12,048,420	14,935,080	1,682,084	1,649,863	11,958,338	8,633,307	15,938,732	19,134,186	6,422,025	4,707,914
Purchased	78,025	91,977	34,925	126,139	4,902,533	3,695,752	836,746	837,549	2,450,426	1,817,450
Transferred between Sub-Accounts and
Fixed Accumulation Account	(638,672)	(937,855)	(66,820)	32,028	2,188,498	1,491,596	6,692,374	5,232,383	376,434	281,762
Withdrawn, Surrendered and Annuitized	(2,164,160)	(2,040,782)	(182,968)	(125,946)	(3,719,366)	(1,862,317)	(8,715,904)	(9,265,386)	(704,525)	(385,101)
End of year	9,323,613	12,048,420	1,467,221	1,682,084	15,330,003	11,958,338	14,751,948	15,938,732	8,544,360	6,422,025

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	NWD		RE1		RES		RG1		RGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(1,918,070)	$(2,066,947)	$(321,736)	$(309,409)	$(2,351,141)	$(3,088,143)	$(126,087)	$(101,190)	$(634,584)	$(578,321)
Net realized gains (losses)	2,657,230	(4,566,892)	1,625,266	886,042	(30,044,374)	(46,532,878)	864,164	288,429	3,354,086	1,111,794
Net unrealized gains (losses)	13,402,924	10,556,317	1,012,634	960,746	58,868,032	72,072,584	559,182	248,578	5,825,404	3,243,621
Increase (Decrease) in net assets from
operations	$14,142,084	$3,922,478	$2,316,164	$1,537,379	$26,472,517	$22,451,563	$1,297,259	$435,817	$8,544,906	$3,777,094

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$948,849	$847,170	$2,310,816	$3,237,528	$3,106,787	$2,711,614	$241,147	$30,188	$743,733	$696,223
Net transfers between Sub-Accounts and
Fixed Account	(4,599,333)	(10,303,966)	(359,253)	(44,410)	(16,159,167)	(16,842,629)	2,784,437	387,312	6,351,781	5,711,630
Withdrawals, surrenders, annuitizations
and contract charges	(22,572,953)	(21,263,992)	(3,243,998)	(2,196,371)	(68,380,487)	(71,202,208)	(1,631,089)	(774,018)	(15,821,795)	(12,416,009)
Net accumulation activity	$(26,223,437)	$(30,720,788)	$(1,292,435)	$996,747	$(81,432,867)	$(85,333,223)	$1,394,495	$(356,518)	$(8,726,281)	$(6,008,156)

Annuitization Activity:
Annuitizations	$44,029	$44,442	$-	$-	$51,212	$30,358	$-	$-	$-	$14,165
Annuity payments and contract charges	(47,257)	(49,118)	(1,840)	(1,798)	(239,516)	(264,185)	-	-	(41,670)	(22,485)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(8,874)	(9,087)	(218)	(198)	(74,711)	46,003	-	-	2,742	(7,062)
Net annuitization activity	$(12,102)	$(13,763)	$(2,058)	$(1,996)	$(263,015)	$(187,824)	$-	$-	$(38,928)	$(15,382)
Increase (Decrease) in net assets from
contract owner transactions	$(26,235,539)	$(30,734,551)	$(1,294,493)	$994,751	$(81,695,882)	$(85,521,047)	$1,394,495	$(356,518)	$(8,765,209)	$(6,023,538)

Increase (Decrease) in net assets	$(12,093,455)	$(26,812,073)	$1,021,671	$2,532,130	$(55,223,365)	$(63,069,484)	$2,691,754	$79,299	$(220,303)	$(2,246,444)

Net Assets:
Beginning of year	$137,501,927	$164,314,000	$27,431,958	$24,899,828	$352,950,696	$416,020,180	$9,951,870	$9,872,571	$78,190,704	$80,437,148
End of year	$125,408,472	$137,501,927	$28,453,629	$27,431,958	$297,727,331	$352,950,696	$12,643,624	$9,951,870	$77,970,401	$78,190,704

Unit Transactions:
Beginning of year	12,797,342	15,598,558	2,260,668	2,212,955	23,187,138	28,414,936	870,283	905,199	6,688,530	7,171,116
Purchased	85,580	78,127	160,843	266,534	239,177	209,773	20,630	2,824	62,559	60,784
Transferred between Sub-Accounts and
Fixed Accumulation Account	(435,237)	(951,994)	(47,374)	(16,685)	(1,153,335)	(1,185,133)	227,234	33,373	540,983	493,062
Withdrawn, Surrendered and Annuitized	(1,823,317)	(1,927,349)	(261,426)	(202,136)	(4,087,458)	(4,252,438)	(138,731)	(71,113)	(1,288,488)	(1,036,432)
End of year	10,624,368	12,797,342	2,112,711	2,260,668	18,185,522	23,187,138	979,416	870,283	6,003,584	6,688,530

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	RI1		RIS		SG1		SGS		SI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(917,784)	$(802,386)	$(332,182)	$(576,670)	$(669,696)	$(635,402)	$(474,075)	$(442,231)	$891,825	$1,175,357
Net realized gains (losses)	12,996,679	3,963,011	14,119,271	3,057,266	1,338,102	837,007	628,136	(2,028,240)	313,098	463,425
Net unrealized gains (losses)	13,500,925	7,200,026	9,539,121	9,687,272	1,146,347	(369,892)	1,301,843	2,214,864	(203,176)	(1,648,182)
Increase (Decrease) in net assets from
operations	$25,579,820	$10,360,651	$23,326,210	$12,167,868	$1,814,753	$(168,287)	$1,455,904	$(255,607)	$1,001,747	$(9,400)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$36,303,078	$21,667,728	$912,018	$451,503	$2,024,888	$3,477,517	$424,552	$116,817	$244,594	$348,779
Net transfers between Sub-Accounts and
Fixed Account	7,278,035	(844,724)	12,028,268	5,119,489	(867,119)	(1,313,001)	(2,627,730)	(3,430,862)	1,537,052	1,226,603
Withdrawals, surrenders, annuitizations
and contract charges	(7,763,750)	(3,685,141)	(16,597,323)	(11,179,077)	(3,972,235)	(3,266,776)	(5,404,528)	(5,251,601)	(3,572,110)	(3,109,910)
Net accumulation activity	$35,817,363	$17,137,863	$(3,657,037)	$(5,608,085)	$(2,814,466)	$(1,102,260)	$(7,607,706)	$(8,565,646)	$(1,790,464)	$(1,534,528)

Annuitization Activity:
Annuitizations	$-	$8,182	$-	$24,750	$-	$-	$52,641	$-	$-	$-
Annuity payments and contract charges	(2,212)	(1,356)	(23,735)	(23,151)	(234)	(234)	(2,530)	(17,921)	(3,058)	(3,091)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(174)	(107)	(2,259)	4,117	(31)	(30)	(445)	(499)	(335)	(311)
Net annuitization activity	$(2,386)	$6,719	$(25,994)	$5,716	$(265)	$(264)	$49,666	$(18,420)	$(3,393)	$(3,402)
Increase (Decrease) in net assets from
contract owner transactions	$35,814,977	$17,144,582	$(3,683,031)	$(5,602,369)	$(2,814,731)	$(1,102,524)	$(7,558,040)	$(8,584,066)	$(1,793,857)	$(1,537,930)

Increase (Decrease) in net assets	$61,394,797	$27,505,233	$19,643,179	$6,565,499	$(999,978)	$(1,270,811)	$(6,102,136)	$(8,839,673)	$(792,110)	$(1,547,330)

Net Assets:
Beginning of year	$87,231,876	$59,726,643	$91,829,693	$85,264,194	$39,158,679	$40,429,490	$36,169,909	$45,009,582	$22,487,758	$24,035,088
End of year	$148,626,673	$87,231,876	$111,472,872	$91,829,693	$38,158,701	$39,158,679	$30,067,773	$36,169,909	$21,695,648	$22,487,758

Unit Transactions:
Beginning of year	5,123,155	4,045,282	6,756,158	7,228,881	3,249,303	3,351,218	5,803,755	7,207,008	1,805,113	1,930,592
Purchased	1,831,103	1,395,767	60,752	34,560	156,837	295,366	66,279	19,799	19,389	28,196
Transferred between Sub-Accounts and
Fixed Accumulation Account	372,408	(59,636)	700,213	352,425	(77,359)	(115,065)	(428,005)	(602,554)	106,573	95,966
Withdrawn, Surrendered and Annuitized	(424,632)	(258,258)	(995,108)	(859,708)	(334,648)	(282,216)	(824,716)	(820,498)	(268,992)	(249,641)
End of year	6,902,034	5,123,155	6,522,015	6,756,158	2,994,133	3,249,303	4,617,313	5,803,755	1,662,083	1,805,113

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	SIS		SVS		TE1		TEC		MFJ
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$2,520,993	$3,482,491	$(107,139)	$(100,156)	$(47,938)	$(47,195)	$(268,139)	$(284,573)	$5,629,394	$3,368,619
Net realized gains (losses)	964,898	1,796,424	1,100,321	1,445,326	327,087	60,025	1,238,694	(746,760)	34,752,066	18,269,552
Net unrealized gains (losses)	(769,246)	(5,042,200)	50,313	(1,623,798)	278,425	103,449	2,358,913	1,615,211	27,167,038	(14,278,009)
Increase (Decrease) in net assets from
operations	$2,716,645	$236,715	$1,043,495	$(278,628)	$557,574	$116,279	$3,329,468	$583,878	$67,548,498	$7,360,162

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$434,650	$798,330	$66,148	$356,224	$176,922	$198,085	$481,499	$98,390	$152,043,446	$231,095,465
Net transfers between Sub-Accounts and
Fixed Account	3,232,949	3,030,381	(1,688,899)	(444,523)	(402,364)	(242,569)	(863,305)	(2,142,311)	(27,841,332)	3,174,435
Withdrawals, surrenders, annuitizations
and contract charges	(11,701,524)	(10,732,024)	(968,571)	(557,222)	(561,321)	(328,049)	(3,110,610)	(2,624,210)	(69,873,385)	(45,382,250)
Net accumulation activity	$(8,033,925)	$(6,903,313)	$(2,591,322)	$(645,521)	$(786,763)	$(372,533)	$(3,492,416)	$(4,668,131)	$54,328,729	$188,887,650

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$36,380	$72,929
Annuity payments and contract charges	(20,161)	(20,803)	-	-	-	-	(6,059)	(936)	(70,667)	(58,225)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(10,187)	(408)	-	-	-	-	(1,212)	(859)	(4,478)	(3,410)
Net annuitization activity	$(30,348)	$(21,211)	$-	$-	$-	$-	$(7,271)	$(1,795)	$(38,765)	$11,294
Increase (Decrease) in net assets from
contract owner transactions	$(8,064,273)	$(6,924,524)	$(2,591,322)	$(645,521)	$(786,763)	$(372,533)	$(3,499,687)	$(4,669,926)	$54,289,964	$188,898,944

Increase (Decrease) in net assets	$(5,347,628)	$(6,687,809)	$(1,547,827)	$(924,149)	$(229,189)	$(256,254)	$(170,219)	$(4,086,048)	$121,838,462	$196,259,106

Net Assets:
Beginning of year	$58,018,808	$64,706,617	$10,531,335	$11,455,484	$3,377,159	$3,633,413	$18,988,564	$23,074,612	$629,492,828	$433,233,722
End of year	$52,671,180	$58,018,808	$8,983,508	$10,531,335	$3,147,970	$3,377,159	$18,818,345	$18,988,564	$751,331,290	$629,492,828

Unit Transactions:
Beginning of year	4,397,877	4,922,159	796,494	847,507	419,282	482,254	5,244,561	6,675,608	49,480,358	35,062,662
Purchased	33,040	60,494	4,734	27,522	23,360	15,474	125,184	28,400	11,289,045	18,109,710
Transferred between Sub-Accounts and
Fixed Accumulation Account	231,863	221,650	(113,962)	(35,443)	(41,930)	(34,049)	(265,303)	(666,652)	(2,116,586)	235,672
Withdrawn, Surrendered and Annuitized	(864,911)	(806,426)	(75,914)	(43,092)	(67,937)	(44,397)	(798,100)	(792,795)	(5,403,322)	(3,927,686)
End of year	3,797,869	4,397,877	611,352	796,494	332,775	419,282	4,306,342	5,244,561	53,249,495	49,480,358

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	TRS		MFE		UTS		MV1		MVS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$15,993,894	$16,568,875	$481,991	$(252,739)	$4,762,209	$(1,263,376)	$(458,139)	$(546,127)	$304,133	$(120,412)
Net realized gains (losses)	52,756,757	30,124,782	4,442,052	1,721,587	7,054,717	(3,823,076)	12,410,216	3,591,472	28,870,620	10,526,546
Net unrealized gains (losses)	44,068,445	(26,978,207)	8,648,245	2,776,709	69,924,730	47,760,165	10,449,720	2,471,924	24,917,750	5,411,309
Increase (Decrease) in net assets from
operations	$112,819,096	$19,715,450	$13,572,288	$4,245,557	$81,741,656	$42,673,713	$22,401,797	$5,517,269	$54,092,503	$15,817,443

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,552,200	$11,431,545	$12,387,129	$4,654,664	$3,133,153	$2,792,123	$10,039,415	$11,416,522	$2,450,975	$2,381,078
Net transfers between Sub-Accounts and
Fixed Account	(20,050,896)	19,406,341	7,162,826	7,184,490	8,546,449	15,481,759	(3,225,271)	(841,120)	3,195,329	10,371,692
Withdrawals, surrenders, annuitizations
and contract charges	(249,489,606)	(238,910,653)	(5,788,717)	(2,704,056)	(65,146,846)	(46,907,679)	(15,420,977)	(8,878,990)	(57,143,884)	(48,991,266)
Net accumulation activity	$(259,988,302)	$(208,072,767)	$13,761,238	$9,135,098	$(53,467,244)	$(28,633,797)	$(8,606,833)	$1,696,412	$(51,497,580)	$(36,238,496)

Annuitization Activity:
Annuitizations	$465,062	$992,727	$-	$-	$74,385	$27,130	$-	$-	$24,107	$146,311
Annuity payments and contract charges	(1,154,292)	(1,201,542)	(4,233)	(3,722)	(106,328)	(164,847)	(5,446)	(5,080)	(110,401)	(111,430)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(72,650)	(31,494)	(853)	(509)	(47,887)	(27,203)	(860)	(568)	(33,540)	(5,205)
Net annuitization activity	$(761,880)	$(240,309)	$(5,086)	$(4,231)	$(79,830)	$(164,920)	$(6,306)	$(5,648)	$(119,834)	$29,676
Increase (Decrease) in net assets from
contract owner transactions	$(260,750,182)	$(208,313,076)	$13,756,152	$9,130,867	$(53,547,074)	$(28,798,717)	$(8,613,139)	$1,690,764	$(51,617,414)	$(36,208,820)

Increase (Decrease) in net assets	$(147,931,086)	$(188,597,626)	$27,328,440	$13,376,424	$28,194,582	$13,874,996	$13,788,658	$7,208,033	$2,475,089	$(20,391,377)

Net Assets:
Beginning of year	$1,229,097,435	$1,417,695,061	$37,623,081	$24,246,657	$299,205,027	$285,330,031	$124,900,820	$117,692,787	$311,868,666	$332,260,043
End of year	$1,081,166,349	$1,229,097,435	$64,951,521	$37,623,081	$327,399,609	$299,205,027	$138,689,478	$124,900,820	$314,343,755	$311,868,666

Unit Transactions:
Beginning of year	61,210,836	70,122,337	2,310,367	1,823,681	16,956,503	18,353,815	9,478,274	9,411,407	20,463,991	22,855,509
Purchased	484,665	578,979	525,263	235,372	181,600	154,638	644,227	866,871	147,279	159,647
Transferred between Sub-Accounts and
Fixed Accumulation Account	(1,026,332)	1,293,273	362,640	443,312	379,399	938,908	(223,330)	(72,334)	131,707	693,930
Withdrawn, Surrendered and Annuitized	(11,467,975)	(10,783,753)	(317,730)	(191,998)	(2,995,314)	(2,490,858)	(1,116,533)	(727,670)	(3,382,010)	(3,245,095)
End of year	49,201,194	61,210,836	2,880,540	2,310,367	14,522,188	16,956,503	8,782,638	9,478,274	17,360,967	20,463,991

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	OCA		OGG		OMG		OMS		PMB
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(601,495)	$(360,974)	$(249,841)	$(96,295)	$(3,509,576)	$(1,564,825)	$(256,231)	$(162,155)	$288,485	$104,439
Net realized gains (losses)	1,241,850	621,806	1,702,598	141,076	2,280,562	997,053	979,682	673,180	192,144	104,174
Net unrealized gains (losses)	1,453,094	737,196	2,032,323	1,149,890	47,044,527	9,951,281	938,903	235,825	132,658	99,202
Increase (Decrease) in net assets from
operations	$2,093,449	$998,028	$3,485,080	$1,194,671	$45,815,513	$9,383,509	$1,662,354	$746,850	$613,287	$307,815

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,994,538	$3,706,640	$12,334,808	$4,185,665	$164,759,230	$106,531,165	$5,955,070	$1,821,587	$1,652,427	$1,721,604
Net transfers between Sub-Accounts and
Fixed Account	1,545,935	469,075	4,135,316	2,233,083	47,420,723	24,493,311	1,418,873	469,482	3,198,658	1,674,201
Withdrawals, surrenders, annuitizations
and contract charges	(2,735,297)	(2,060,215)	(1,958,017)	(327,334)	(20,128,381)	(8,390,392)	(1,052,171)	(513,553)	(608,351)	(145,675)
Net accumulation activity	$3,805,176	$2,115,500	$14,512,107	$6,091,414	$192,051,572	$122,634,084	$6,321,772	$1,777,516	$4,242,734	$3,250,130

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$41,825	$-	$-	$-	$-
Annuity payments and contract charges	(2,134)	(2,069)	-	-	(11,971)	(8,439)	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(285)	(275)	-	-	(1,233)	(1,189)	-	-	-	-
Net annuitization activity	$(2,419)	$(2,344)	$-	$-	$(13,204)	$32,197	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$3,802,757	$2,113,156	$14,512,107	$6,091,414	$192,038,368	$122,666,281	$6,321,772	$1,777,516	$4,242,734	$3,250,130

Increase (Decrease) in net assets	$5,896,206	$3,111,184	$17,997,187	$7,286,085	$237,853,881	$132,049,790	$7,984,126	$2,524,366	$4,856,021	$3,557,945

Net Assets:
Beginning of year	$33,917,242	$30,806,058	$13,587,975	$6,301,890	$246,848,978	$114,799,188	$10,694,455	$8,170,089	$5,141,808	$1,583,863
End of year	$39,813,448	$33,917,242	$31,585,162	$13,587,975	$484,702,859	$246,848,978	$18,678,581	$10,694,455	$9,997,829	$5,141,808

Unit Transactions:
Beginning of year	2,328,976	2,178,624	991,457	514,788	17,938,766	8,686,835	595,796	489,698	290,180	96,856
Purchased	338,885	266,327	859,887	334,202	11,442,718	8,106,880	313,174	109,464	92,353	103,068
Transferred between Sub-Accounts and
Fixed Accumulation Account	107,512	35,858	283,600	173,897	3,288,425	1,836,813	71,942	27,867	186,480	99,474
Withdrawn, Surrendered and Annuitized	(184,959)	(151,833)	(138,119)	(31,430)	(1,471,259)	(691,762)	(55,239)	(31,233)	(34,774)	(9,218)
End of year	2,590,414	2,328,976	1,996,825	991,457	31,198,650	17,938,766	925,673	595,796	534,239	290,180

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	PLD		PRR		PTR		PRA		PCR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005 (f)	2006	2005 (f)
Operations:
Net investment income (loss)	$8,427,849	$1,853,589	$822,252	$297,897	$1,583,070	$860,696	$67,626	$2,858	$121,321	$3,906
Net realized gains (losses)	(284,979)	464,096	907,137	528,393	147,028	1,003,049	2,011	470	1,639	1,675
Net unrealized gains (losses)	(274,547)	(3,457,393)	(2,111,776)	(753,428)	(454,586)	(1,606,801)	(9,319)	(1,694)	(260,653)	(3,466)
Increase (Decrease) in net assets from
operations	$7,868,323	$(1,139,708)	$(382,387)	$72,862	$1,275,512	$256,944	$60,318	$1,634	$(137,693)	$2,115

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$159,348,959	$105,227,960	$9,218,232	$9,781,197	$14,542,415	$9,869,887	$646,211	$183,341	$2,908,815	$402,411
Net transfers between Sub-Accounts and
Fixed Account	83,999,042	22,745,263	(542,029)	2,413,025	3,880,196	2,994,776	1,191,639	6,671	1,765,354	123,940
Withdrawals, surrenders, annuitizations
and contract charges	(22,007,150)	(11,014,261)	(3,329,044)	(2,986,060)	(6,786,480)	(5,078,576)	(68,207)		(188,855)	(23,957)
Net accumulation activity	$221,340,851	$116,958,962	$5,347,159	$9,208,162	$11,636,131	$7,786,087	$1,769,643	$190,012	$4,485,314	$502,394

Annuitization Activity:
Annuitizations	$-	$55,158	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(25,310)	(21,651)	-	-	(4,739)	(4,855)	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(2,779)	(3,300)	-	-	(977)	(997)	-	-	-	-
Net annuitization activity	$(28,089)	$30,207	$-	$-	$(5,716)	$(5,852)	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$221,312,762	$116,989,169	$5,347,159	$9,208,162	$11,630,415	$7,780,235	$1,769,643	$190,012	$4,485,314	$502,394

Increase (Decrease) in net assets	$229,181,085	$115,849,461	$4,964,772	$9,281,024	$12,905,927	$8,037,179	$1,829,961	$191,646	$4,347,621	$504,509

Net Assets:
Beginning of year	$234,513,041	$118,663,580	$32,648,274	$23,367,250	$57,410,982	$49,373,803	$191,646	$-	$504,509	$-
End of year	$463,694,126	$234,513,041	$37,613,046	$32,648,274	$70,316,909	$57,410,982	$2,021,607	$191,646	$4,852,130	$504,509

Unit Transactions:
Beginning of year	23,604,352	11,851,375	2,712,386	1,942,972	5,192,072	4,491,441	18,761	-	49,012	-
Purchased	16,020,017	10,785,554	774,935	820,258	1,310,352	901,835	63,448	18,109	287,349	39,388
Transferred between Sub-Accounts and
Fixed Accumulation Account	8,367,707	2,287,480	(44,601)	203,121	344,535	271,940	117,166	652	176,858	11,915
Withdrawn, Surrendered and Annuitized	(2,310,892)	(1,320,057)	(280,261)	(253,965)	(614,999)	(473,144)	(6,841)	-	(18,429)	(2,291)
End of year	45,681,184	23,604,352	3,162,459	2,712,386	6,231,960	5,192,072	192,534	18,761	494,790	49,012
  For the period October 31, 2005 (commencement of operations) through December 31, 2005.

  See notes to financial statements

  Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
  Statements of Changes in Net Assets - continued
	SSA		LGF			IGB			SRE		SC3
	Sub-Account		Sub-Account			Sub-Account			Sub-Account		Sub-Account
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
	2006	2005		2006 (h)	2005	2006	2005		2006	2005	2006	2005
Operations:
Net investment income (loss)	$(7,360)	$(24,395)		$(3,024)	$-	$204,136	$55,369		$(274,592)	$(139,876)	$(56,409)	$(46,718)
Net realized gains (losses)	(20,216)	216,805		2,073	-	23,468	14,905		7,699,237	3,691,782	3,029,457	2,635,319
Net unrealized gains (losses)	590,630	(225,740)		42,910	-	32,432	(75,195)		14,763,157	(155,245)	2,931,840	(1,236,264)
Increase (Decrease) in net assets from
operations	$563,054	$(33,330)		$41,959	$-	$260,036	$(4,921)		$22,187,802	$3,396,661	$5,904,888	$1,352,337

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,123,277	$843,538		$441,553	$-	$3,043,666	$1,578,754		$35,311,370	$21,656,624	$155,176	$474,467
Net transfers between Sub-Accounts and
Fixed Account	1,013,367	(260,265)		316,296	-	3,025,471	1,794,232		(2,270,740)	3,596,732	(2,827,427)	(747,353)
Withdrawals, surrenders, annuitizations
and contract charges	(138,574)	(78,188)		(2,043)	-	(1,091,612)	(551,094)		(3,618,873)	(1,722,954)	(1,655,963)	(1,165,997)
Net accumulation activity	$2,998,070	$505,085		$755,806	$-	$4,977,525	$2,821,892		$29,421,757	$23,530,402	$(4,328,214)	$(1,438,883)

Annuitization Activity:
Annuitizations	$-	$-		$-	$-	$-	$-	$		$5,387	$-	$-
Annuity payments and contract charges	-	-		-	-	-	-		(1,774)	(1,152)	(1,596)	(1,307)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-		-	-	-			(156)	(87)	(349)	(188)
Net annuitization activity	$-	$-		$-	$-	$-	$-		$(1,930)	$4,148	$(1,945)	$(1,495)
Increase (Decrease) in net assets from
contract owner transactions	$2,998,070	$505,085		$755,806	$-	$4,977,525	$2,821,892		$29,419,827	$23,534,550	$(4,330,159)	$(1,440,378)

Increase (Decrease) in net assets	$3,561,124	$471,755		$797,765	$-	$5,237,561	$2,816,971		$51,607,629	$26,931,211	$1,574,729	$(88,041)

Net Assets:
Beginning of year	$1,582,621	$1,110,866	$		$-	$3,511,097	$694,126		$47,926,006	$20,994,795	$18,256,525	$18,344,566
End of year	$5,143,745	$1,582,621		$797,765	$-	$8,748,658	$3,511,097		$99,533,635	$47,926,006	$19,831,254	$18,256,525

Unit Transactions:
Beginning of year	146,395	99,939		-	-	340,324	67,201		3,596,058	1,693,151	967,700	1,046,871
Purchased	182,759	79,732		46,906	-	294,660	153,503		2,251,172	1,766,093	6,908	27,704
Transferred between Sub-Accounts and
Fixed Accumulation Account	85,488	(24,538)		34,204	-	290,633	174,566		(126,137)	284,725	(129,213)	(40,192)
Withdrawn, Surrendered and Annuitized	(11,614)	(8,738)		(214)	-	(104,509)	(54,946)		(240,706)	(147,911)	(75,626)	(66,683)
End of year	403,028	146,395		80,896	-	821,108	340,324		5,480,387	3,596,058	769,769	967,700
  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	CMM			WTF		USC
	Sub-Account			Sub-Account		Sub-Account
	Year Ended		Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,
	2006		2005 (e)	2006	2005 (e)	2006	2005 (e)
Operations:
Net investment income (loss)	$22,670		$2,627	$(9,740)	$(2,544)	$(304)	$(10)
Net realized gains (losses)				30,106	1,586	392	(8)
Net unrealized gains (losses)	-		-	108,393	33,477	1,384	19
Increase (Decrease) in net assets from
operations	$22,670		$2,627	$128,759	$32,519	$1,472	$1

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$546,585		$413,721	$442,602	$339,956	$1,119	$3,181
Net transfers between Sub-Accounts and
Fixed Account	196,907		87,375	59,142	51,964	20,785	4,553
Withdrawals, surrenders, annuitizations
and contract charges	(26,169)		(13,581)	(17,531)	(5,995)	-	-
Net accumulation activity	$717,323		$487,515	$484,213	$385,925	$21,904	$7,734

Annuitization Activity:
Annuitizations	$-		$-	$-	$-	$-	$-
Annuity payments and contract charges	-		-	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-		-	-	-	-	-
Net annuitization activity	$-		$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$717,323		$487,515	$484,213	$385,925	$21,904	$7,734

Increase (Decrease) in net assets	$739,993		$490,142	$612,972	$418,444	$23,376	$7,735

Net Assets:
Beginning of year	$490,142	$		$418,444	$-	$7,735	$-
End of year	$1,230,135		$490,142	$1,031,416	$418,444	$31,111	$7,735

Unit Transactions:
Beginning of year	48,728		-	36,338	-	699	-
Purchased	54,554		41,669	36,808	32,287	104	283
Transferred between Sub-Accounts and
Fixed Accumulation Account	19,313		8,714	4,925	4,752	1,847	416
Withdrawn, Surrendered and Annuitized	(3,351)		(1,655)	(1,944)	(701)	-	-
End of year	119,244		48,728	76,127	36,338	2,650	699
(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Regatta Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements
(1) Organization
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts and Sun Life Financial Masters VII contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.
The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts and the Sun Life Financial Masters VII contracts, the funds include Columbia Funds Variable Insurance Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., The "Series Trust", Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust and Wanger Advisors Trust (collectively with the Series Trust, the "Funds").
Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.
(2) Significant Accounting Policies
General
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuations
Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.
Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.
Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(2) Significant Accounting Policies - continued
Recent Accounting Pronouncements
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes -an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or exposed to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management of the Sub-Accounts is currently evaluating the impact of applying the various provisions of FIN 48.
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Sub-Accounts is currently evaluating the impact the adoption of FAS 157 will have on the Sub-Account's financial statement disclosures.
(3) Contract Charges and Related Party Transactions
Charges for mortality and expense risks, optional death benefit riders, the Lifetime Income Bonus Benefit (available on Sun Life Financial Masters IV contracts and Sun Life Financial Masters VII contracts), and the Secured Returns Optional Living Benefit (available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, and Sun Life Financial Masters Flex contracts) are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:
	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9

Regatta contracts	1.10%
Regatta Gold contracts	1.25%
Regatta Classic contracts	1.00%
Regatta Platinum contracts	1.25%
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Sun Life Financial Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%
Sun Life Financial Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Sun Life Financial Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Sun Life Financial Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Sun Life Financial Masters IV contracts	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Sun Life Financial Masters VII contracts	1.00%	1.10%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%
Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(3) Contract Charges and Related Party Transactions - continued
As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.
A specific quarterly charge, equal to 0.125% of Account Value, is deducted on the last day of the Account Quarter if one of the following optional living benefit riders has been elected: Secured Returns 2, Secured Returns for Life, or Secured Returns for Life Plus. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the Issue Date.) These three optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts.
Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.56% and 1.00% to 1.35% of the Funds' net assets, respectively.
The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice, a surrender charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, a surrender charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.
For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Sun Life Financial Masters Extra and Sun Life Financial Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts.
As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.
For the year ended December 31, 2006, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.
	Contract Charges	Surrender Charges
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund	$ 7	$
Columbia Marsico 21st Century Portfolio
Columbia Marsico Growth Portfolio	13
Columbia Marsico International Opportunities Portfolio

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(3) Contract Charges and Related Party Transactions - continued
	Contract Charges	Surrender Charges
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio	$ 81	$
VIP Freedom 2015 Portfolio	167	18,103
VIP Freedom 2020 Portfolio	206	2,870
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund	7,265	42,879
Templeton Developing Markets Securities Fund	426	6,760
Templeton Growth Securities Fund Class 2	2,365	9,761
Templeton Foreign Securities Fund	49,476	340,951
Franklin Small Cap Value Securities Fund	6,573	23,616
Lord Abbett Series Fund, Inc.
All Value Portfolio	2,305	13,208
Growth & Income Portfolio	50,000	134,759
Growth Opportunities Portfolio	31,414	50,352
Mid Cap Value Portfolio	23,000	49,705
MFS/Sun Life Series Trust:
Bond S Class	19,367	121,056
Bond Series	40,943	86,914
Capital Appreciation S Class	9,467	58,253
Capital Appreciation Series	285,450	275,719
Capital Opportunities S Class	5,467	20,435
Capital Opportunities Series	98,073	119,637
Emerging Growth S Class	7,082	23,510
Emerging Growth Series	193,716	64,806
Emerging Markets Equity S Class
Emerging Markets Equity Series	28,548	163,733
Global Governments S Class	1,305	17,971
Global Governments Series	19,450	54,494
Global Growth S Class	2,341	14,372
Global Growth Series	60,289	76,788
Global Total Return S Class	4,366	13,322
Global Total Return Series	53,134	33,774
Government Securities S Class	63,036	363,037
Government Securities Series	119,792	266,651
High Yield S Class	47,299	167,334
High Yield Series	82,292	189,851
International Growth S Class	5,905	24,546
International Growth Series	49,863	79,980
International Investors Trust S Class	2,928	23,995
International Investors Trust Series	36,269	39,212
Massachusetts Investors Growth Stock S Class	21,558	139,169
Massachusetts Investors Growth Stock Series	169,611	251,582
Massachusetts Investors Trust S Class	54,215	252,207
Massachusetts Investors Trust Series	354,446	510,399
Mid Cap Growth S Class	16,207	39,906
Mid Cap Growth Series	25,004	32,302
Mid Cap Value S Class	9,430	59,699
Money Market S Class	42,212	481,308
Money Market Series	109,929	394,401
New Discovery S Class	47,111	147,762
New Discovery Series	55,989	133,793
Research S Class	7,649	57,013
Research Series	179,686	72,356
Research Growth and Income S Class	2,849	11,053
Research Growth and Income Series	28,201	74,978
Research International S Class	31,611	162,889
Research International Series	27,945	84,237

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(3) Contract Charges and Related Party Transactions - continued
	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Strategic Growth S Class	12,450	64,758
Strategic Growth Series	15,969	10,290
Strategic Income S Class	5,743	40,054
Strategic Income Series	15,184	54,655
Strategic Value S Class	2,519	10,386
Technology S Class	1,540	3,140
Technology Series	11,212	25,471
Total Return S Class	187,244	1,552,083
Total Return Series	416,881	712,051
Utilities S Class	11,389	88,081
Utilities Series	114,598	260,858
Value S Class	29,824	216,109
Value Series	86,321	282,919
Oppenheimer Variable Account Funds	2,551	32,857
Capital Appreciation Fund	42,971	407,677
Global Securities Fund	3,625	15,882
Main Street Fund
Main St. Small Cap Fund	1,961	16,153
PIMCO Variable Insurance Trust	41,152	449,994
Emerging Markets Bond Portfolio	8,965	70,356
Low Duration Portfolio	13,032	106,064
Real Return Portfolio	155	1,170
Total Return Portfolio	402	915
VIT All Asset Portfolio
VIT Commodity Real Return Strategy Portfolio	857	2,306
Sun Capital Advisers Trust
All Cap S Class	989	2,803
FI Large Cap Growth Fund	32,787	79,612
Investment Grade Bond S Class	7157	28,460
Real Estate Fund S Class	175	131
Real Estate Fund
Sun Capital Money Market S Class	368	509
Wanger Advisors Trust
Wanger Select
Wanger U.S. Smaller Companies
(4) Reserve for Variable Annuities
Reserve for variable annuities represents actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, and Sun Life Financial Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Sun Life Financial Masters IV and Sun Life Financial Masters VII, no reserves were required at December 31, 2006. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(5) Investment Purchases and Sales
The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2006:
	Purchases	Sales
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund	$10,157	$145
Columbia Marsico 21st Century Portfolio	72,955	934
Columbia Marsico Growth Portfolio	167,903	2,841
Columbia Marsico International Opportunities Portfolio	137,869	1,602
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio	3,232,409	618,698
VIP Freedom 2015 Portfolio	8,366,898	825,479
VIP Freedom 2020 Portfolio	16,080,325	1,786,366
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund	30,431,362	5,833,330
Templeton Developing Markets Securities Fund	6,532,505	1,198,869
Templeton Growth Securities Fund Class 2	12,717,615	1,405,926
Templeton Foreign Securities Fund	173,324,845	24,015,763
Franklin Small Cap Value Securities Fund	15,178,632	4,531,114
Lord Abbett Series Fund, Inc.
All Value Portfolio	14,513,095	2,810,776
Growth & Income Portfolio	120,044,240	11,636,752
Growth Opportunities Portfolio	29,302,492	3,182,705
Mid Cap Value Portfolio	40,330,477	5,733,831
MFS/Sun Life Series Trust:
Bond S Class	17,109,821	15,071,332
Bond Series	21,828,479	41,703,830
Capital Appreciation S Class	2,651,974	7,806,479
Capital Appreciation Series	8,274,534	134,140,958
Capital Opportunities S Class	2,012,879	2,815,772
Capital Opportunities Series	3,085,124	51,355,261
Emerging Growth S Class	3,998,640	5,139,288
Emerging Growth Series	5,246,563	78,707,109
Emerging Markets Equity S Class	11,688,693	5,074,248
Emerging Markets Equity Series	31,629,726	32,947,083
Global Governments S Class	1,426,661	2,045,583
Global Governments Series	3,966,980	13,134,933
Global Growth S Class	2,017,787	2,192,427
Global Growth Series	7,238,775	34,644,926
Global Total Return S Class	5,003,627	4,676,780
Global Total Return Series	24,599,857	37,393,887
Government Securities S Class	95,151,198	25,812,059
Government Securities Series	33,684,867	89,104,551
High Yield S Class	46,404,301	28,458,875
High Yield Series	29,130,871	60,574,938
International Growth S Class	5,329,617	5,617,783
International Growth Series	23,312,251	29,593,358
International Investors Trust S Class	6,575,432	4,518,843
International Investors Trust Series	37,019,234	28,436,366
Massachusetts Investors Growth Stock S Class	12,125,445	17,780,034
Massachusetts Investors Growth Stock Series	6,891,431	86,088,078
Massachusetts Investors Trust S Class	105,198,976	23,855,034
Massachusetts Investors Trust Series	12,214,329	202,778,547
Mid Cap Growth S Class	4,185,422	9,979,661
Mid Cap Growth Series	6,664,906	22,830,734
Mid Cap Value S Class	5,964,115	6,698,939
Money Market S Class	117,339,499	80,618,405
Money Market Series	125,356,795	134,621,052
New Discovery S Class	52,651,990	20,811,905
New Discovery Series	8,301,956	36,446,691

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(5) Investment Purchases and Sales - continued
	Purchases	Sales
MFS/Sun Life Series Trust - continued
Research S Class	$4,905,646	$6,521,658
Research Series	4,976,330	88,948,642
Research Growth and Income S Class	4,304,540	3,036,132
Research Growth and Income Series	10,473,806	19,876,341
Research International S Class	59,115,043	17,664,779
Research International Series	24,322,726	22,078,554
Strategic Growth S Class	5,668,136	9,152,532
Strategic Growth Series	2,697,290	10,728,960
Strategic Income S Class	5,345,193	6,012,665
Strategic Income Series	11,712,401	16,643,650
Strategic Value S Class	1,566,038	3,465,383
Technology S Class	541,901	1,376,602
Technology Series	4,342,126	8,108,739
Total Return S Class	200,752,198	114,801,741
Total Return Series	91,475,986	291,328,123
Utilities S Class	25,715,605	11,476,609
Utilities Series	24,939,202	73,676,181
Value S Class	24,327,009	28,598,585
Value Series	32,712,904	72,403,260
Oppenheimer Variable Account Funds
Capital Appreciation Fund	10,069,008	6,867,462
Global Securities Fund	19,022,530	3,820,553
Main Street Fund	203,043,082	14,513,059
Main St. Small Cap Fund	8,838,406	2,418,676
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	5,942,908	1,279,053
Low Duration Portfolio	240,108,464	10,365,073
Real Return Portfolio	15,876,382	8,744,600
Total Return Portfolio	24,981,415	11,398,491
VIT All Asset Portfolio	2,236,038	393,783
VIT Commodity Real Return Strategy Portfolio	5,362,673	737,602
Sun Capital Advisers Trust
All Cap S Class	3,534,043	529,111
FI Large Cap Growth Fund	800,243	47,461
Investment Grade Bond S Class	6,819,707	1,557,837
Real Estate Fund S Class	46,180,458	13,795,848
Real Estate Fund	2,566,636	6,135,834
Sun Capital Money Market S Class	786,725	46,732
Wanger Advisors Trust
Wanger Select	561,991	70,698
Wanger U.S. Smaller Companies	22,261	287

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights
The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratios', excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

CSC
	December 31, 2006	1,411	$12.2863	to	12.5560	$17,650	0.26%	1.55	to	1.65%	17.40	to	17.52%
	December 31, 2005 (e)	583	10.6376	to	10.6460	6,200	-	1.55	to	1.65	6.38	to	6.46
NMT
	December 31, 2006	6,233	13.0685	to	13.3555	83,087	0.12	1.35	to	1.65	17.77	to	18.13
	December 31, 2005 (e)	462	11.2788	to	11.2788	5,204	-	1.65	to	1.65	12.79
NNG
	December 31, 2006	19,841	11.2465	to	11.4935	226,596	-	1.35	to	1.85	4.14	to	4.66
	December 31, 2005 (e)	4,598	10.9467	to	10.9467	50,336	-	1.75	to	1.75	9.47
NMI
	December 31, 2006	11,385	14.2400	to	14.5526	165,345	0.19	1.35	to	1.65	21.19	to	21.56
	December 31, 2005 (e)	1,299	11.9430	to	11.9524	15,506	0.08	1.55	to	1.65	19.43	to	19.52
F10
	December 31, 2006	268,016	10.9973	to	11.1613	2,974,098	3.37	1.35	to	2.25	7.12	to	8.10
	December 31, 2005 (f)	23,605	10.3185	to	10.3185	243,563	0.87	1.35	to	1.35	3.18
F15
	December 31, 2006	715,554	11.2046	to	11.3717	8,088,852	2.49	1.30	to	2.30	8.30	to	9.40
	December 31, 2005 (f)	25,858	10.3850	to	10.3937	268,544	1.11	1.35	to	1.85	3.85	to	3.94
F20
	December 31, 2006	1,308,908	11.3368	to	11.5058	14,984,152	3.47	1.30	to	2.30	9.14	to	10.26
	December 31, 2005 (f)	10,353	10.4250	to	10.4346	107,943	0.83	1.35	to	1.90	4.25	to	4.35
FMS
	December 31, 2006	3,368,514	13.9177	to	17.7303	58,070,328	1.22	1.30	to	2.35	15.61	to	16.85
	December 31, 2005	1,886,907	12.0251	to	15.1818	27,978,414	0.87	1.30	to	2.30	8.02	to	9.12
	December 31, 2004	1,146,446	11.1069	to	13.9198	15,778,515	0.75	1.25	to	2.30	10.03	to	11.15
	December 31, 2003	489,937	12.2638	to	12.5282	6,110,725	0.78	1.35	to	2.30	22.27	to	23.46
	December 31, 2002 (b)	35,337	10.1163	to	10.1476	357,959	-	1.35	to	2.30	1.16	to	1.48
TDM
	December 31, 2006	511,631	13.9683	to	14.1765	7,216,012	1.18	1.30	to	2.30	25.15	to	26.43
	December 31, 2005 (f)	82,552	11.1943	to	11.2121	924,837	-	1.35	to	2.30	11.94	to	12.12
FTG
	December 31, 2006	1,134,629	14.5363	to	20.3990	22,093,074	1.21	1.30	to	2.35	18.95	to	20.23
	December 31, 2005	518,022	12.2061	to	16.9753	8,461,348	0.99	1.30	to	2.30	6.37	to	7.45
	December 31, 2004 (d)	185,270	11.4492	to	15.8060	2,822,852	1.01	1.25	to	2.30	13.35	to	14.58
FTI
	December 31, 2006	23,906,416	14.9290	to	19.5344	449,411,615	1.19	1.30	to	2.55	18.36	to	19.87
	December 31, 2005	15,021,292	12.5557	to	16.3623	236,905,307	1.11	1.30	to	2.55	7.37	to	8.74
	December 31, 2004	8,240,520	11.6449	to	15.1080	120,369,576	1.01	1.25	to	2.55	15.50	to	16.92
	December 31, 2003	1,734,535	12.3883	to	12.9673	21,780,367	0.81	1.35	to	2.55	26.43	to	30.43
	December 31, 2002 (b)	109,241	9.5923	to	9.6281	1,049,989	-	1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2006	1,597,154	14.4771	to	20.6252	32,015,946	0.63	1.30	to	2.50	14.06	to	15.46
	December 31, 2005	1,065,024	12.6580	to	17.8718	18,622,511	0.75	1.30	to	2.30	6.27	to	7.36
	December 31, 2004	784,791	11.8836	to	16.6555	12,898,583	0.18	1.25	to	2.30	18.84	to	22.07
	December 31, 2003	403,105	13.3363	to	13.6441	5,464,413	0.16	1.35	to	2.30	29.09	to	30.34
	December 31, 2002 (b)	20,281	10.4355	to	10.4678	211,927	-	1.35	to	2.30	4.35	to	4.68
LAV
	December 31, 2006	1,530,051	13.6347	to	14.1549	21,338,547	0.81	1.35	to	2.30	12.01	to	13.10
	December 31, 2005	673,060	12.1780	to	12.5157	8,330,401	0.45	1.35	to	2.30	4.50	to	5.51
	December 31, 2004 (d)	344,432	11.6270	to	11.8619	4,063,023	0.73	1.25	to	2.30	13.04	to	16.27
LA1
	December 31, 2006	17,651,095	13.2854	to	18.1473	306,867,936	1.54	1.30	to	2.55	14.29	to	15.75
	December 31, 2005	11,563,674	11.5708	to	15.6855	174,257,651	1.17	1.30	to	2.55	0.62	to	1.91
	December 31, 2004	8,986,821	11.4511	to	15.3996	133,211,678	1.31	1.25	to	2.55	9.77	to	14.82
	December 31, 2003	2,488,679	11.9130	to	13.8575	33,267,291	1.89	1.35	to	2.55	19.13	to	29.25
	December 31, 2002 (b)	33,508	10.6887	to	10.7219	358,622	4.77	1.35	to	2.30	6.89	to	7.22
(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

LA9
	December 31, 2006	4,902,578	$11.8596	to	13.3200	$59,707,503	-%	1.30	to	2.55%	5.15	to	6.50%
	December 31, 2005	2,675,259	11.2788	to	12.5076	30,716,359	-	1.30	to	2.55	1.96	to	3.27
	December 31, 2004 (d)	1,203,674	11.0616	to	12.1119	13,428,847	-	1.25	to	2.55	8.39	to	21.12
LA2
	December 31, 2006	4,471,238	13.7695	to	19.0113	81,834,682	0.63	1.30	to	2.55	9.38	to	10.78
	December 31, 2005	2,743,587	12.5489	to	17.1707	45,585,122	0.51	1.30	to	2.55	5.47	to	6.82
	December 31, 2004	2,592,930	11.8315	to	16.0827	40,628,899	0.51	1.25	to	2.55	18.32	to	22.36
	December 31, 2003	437,574	12.4541	to	13.1433	5,685,572	1.01	1.35	to	2.30	20.80	to	23.07
	December 31, 2002 (b)	26,664	10.6397	to	10.6794	284,181	3.92	1.35	to	2.30	6.40	to	6.79
MF7
	December 31, 2006	6,133,332	10.5636	to	12.9429	75,695,316	5.91	1.00	to	2.55	2.20	to	3.82
	December 31, 2005	6,270,011	10.3358	to	12.4661	75,047,190	5.84	1.00	to	2.55	(0.99)	to	0.58
	December 31, 2004	6,078,648	10.4393	to	12.3943	72,842,791	5.91	1.00	to	2.55	3.20	to	4.85
	December 31, 2003	5,706,413	10.1153	to	11.8211	65,794,236	4.22	1.00	to	2.55	1.15	to	8.34
	December 31, 2002	3,399,082	10.5580	to	10.9115	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
BDS
	December 31, 2006	8,059,857	13.7634	to	15.1894	119,031,240	6.18	1.15	to	1.85	3.26	to	4.00
	December 31, 2005	9,925,405	13.3159	to	14.6046	141,413,865	6.16	1.15	to	1.85	(0.12)	to	0.60
	December 31, 2004	11,381,676	13.3189	to	14.5404	161,562,164	6.19	1.15	to	1.85	4.28	to	5.04
	December 31, 2003	14,515,463	12.4728	to	13.8771	196,808,905	5.07	1.15	to	1.85	7.69	to	8.62
	December 31, 2002	16,672,091	11.8359	to	12.8247	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
MFD
	December 31, 2006	3,012,379	9.0437	to	15.2763	29,113,014	-	1.00	to	2.30	3.62	to	5.00
	December 31, 2005	3,518,217	8.6877	to	14.5788	32,540,878	0.37	1.00	to	2.30	(1.67)	to	(0.37)
	December 31, 2004	3,522,979	8.7952	to	14.6624	32,971,898	-	1.00	to	2.10	8.23	to	9.67
	December 31, 2003	3,536,749	8.0892	to	13.3964	30,045,935	-	1.00	to	2.30	25.40	to	27.07
	December 31, 2002	3,163,343	6.4212	to	10.5642	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
CAS
	December 31, 2006	33,490,792	5.6481	to	28.3245	450,366,226	0.20	1.00	to	1.85	4.41	to	5.31
	December 31, 2005	41,628,520	5.4069	to	26.9998	548,698,901	0.64	1.00	to	1.85	(0.95)	to	(0.09)
	December 31, 2004	41,868,827	5.4557	to	27.1281	564,955,111	0.06	1.00	to	1.85	8.96	to	9.91
	December 31, 2003	47,654,629	5.0044	to	24.7780	612,259,795	-	1.00	to	1.85	26.33	to	27.42
	December 31, 2002	53,276,821	3.9494	to	19.5203	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
CO1
	December 31, 2006	1,377,231	9.9965	to	16.8521	16,161,723	0.25	1.10	to	2.25	11.46	to	12.77
	December 31, 2005	1,483,374	8.9324	to	14.9595	14,992,153	0.69	1.10	to	2.25	(0.96)	to	0.20
	December 31, 2004	1,675,705	8.9826	to	14.9448	16,686,864	0.29	1.10	to	2.25	9.93	to	16.04
	December 31, 2003	1,740,370	8.1338	to	13.4434	15,053,183	0.14	1.10	to	2.30	25.06	to	26.60
	December 31, 2002	1,659,796	6.4740	to	10.6299	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
COS
	December 31, 2006	16,499,273	6.5622	to	18.9934	168,139,747	0.52	1.00	to	1.85	12.21	to	13.18
	December 31, 2005	21,130,668	5.8304	to	16.8464	194,106,985	0.95	1.00	to	1.85	(0.24)	to	0.63
	December 31, 2004	26,220,995	5.8264	to	16.8061	245,462,968	0.49	1.00	to	1.85	10.70	to	11.67
	December 31, 2003	31,162,190	5.2469	to	15.1086	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
	December 31, 2002	36,579,889	4.1530	to	11.9403	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
MFF
	December 31, 2006	1,615,364	10.0706	to	17.3526	18,737,905	-	1.00	to	2.30	5.23	to	6.62
	December 31, 2005	1,747,003	9.5267	to	16.3077	18,519,452	-	1.00	to	2.30	6.40	to	7.81
	December 31, 2004	1,863,783	8.9127	to	15.1566	18,305,802	-	1.00	to	2.25	10.36	to	11.83
	December 31, 2003	1,705,653	8.0389	to	13.5806	14,517,814	-	1.15	to	2.25	28.12	to	29.83
	December 31, 2002	1,550,123	6.2456	to	10.4817	9,746,182	-	1.15	to	1.90	(35.57)	to	4.82
EGS
	December 31, 2006	24,616,070	5.2490	to	22.1693	263,364,457	-	1.00	to	1.85	6.03	to	6.94
	December 31, 2005	30,633,904	4.9480	to	20.8097	315,569,435	-	1.00	to	1.85	7.12	to	8.05
	December 31, 2004	37,868,174	4.6166	to	19.3335	375,214,309	-	1.00	to	1.85	11.14	to	12.11
	December 31, 2003	44,118,674	4.1517	to	17.3124	407,376,323	-	1.00	to	1.85	29.06	to	30.18
	December 31, 2002	50,696,788	3.2151	to	13.3500	370,438,018	-	1.00	to	1.85	(35.40)	to	(34.83)
(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
EM1
	December 31, 2006	813,675	$ 14.2242	to	33.1470	$ 18,546,786	0.90%	1.15	to	2.50%	26.66	to	28.41%
	December 31, 2005	441,657	11.2417	to	25.8270	10,352,754	0.51	1.15	to	2.25	12.42	to	34.88
	December 31, 2004	340,870	15.4356	to	19.1577	6,301,071	0.84	1.15	to	1.85	24.28	to	25.42
	December 31, 2003	336,533	12.4202	to	15.2823	4,983,507	0.39	1.15	to	2.05	49.01	to	50.38
	December 31, 2002	204,949	9.8964	to	10.1593	2,036,932	1.18	1.15	to	1.85	(3.93)	to	1.59
EME
	December 31, 2006	3,300,914	24.4161	to	29.5347	87,687,610	1.12	1.00	to	1.85	27.76	to	28.87
	December 31, 2005	3,923,235	19.1105	to	22.6447	81,260,933	0.68	1.00	to	1.85	34.24	to	35.40
	December 31, 2004	3,707,620	14.2359	to	16.7834	57,029,517	1.02	1.00	to	1.85	24.82	to	25.91
	December 31, 2003	3,765,936	11.4049	to	13.3776	46,170,963	0.59	1.00	to	1.85	49.78	to	51.08
	December 31, 2002	3,685,145	7.6143	to	8.8861	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
GG1
	December 31, 2006	283,792	10.4123	to	14.0408	3,762,442	-	1.15	to	1.85	2.77	to	3.50
	December 31, 2005	327,850	11.8827	to	13.6067	4,232,469	10.41	1.15	to	1.85	(9.20)	to	(8.56)
	December 31, 2004	340,389	13.0273	to	14.9250	4,820,154	12.26	1.15	to	1.85	7.76	to	8.53
	December 31, 2003	408,658	12.0336	to	13.7443	5,349,433	5.62	1.15	to	1.85	13.17	to	13.98
	December 31, 2002	344,004	10.5848	to	11.5577	3,969,895	-	1.15	to	2.05	5.85	to	18.91
GGS
	December 31, 2006	2,234,976	13.4688	to	19.1593	36,201,209	-	1.00	to	1.85	3.03	to	3.92
	December 31, 2005	2,809,654	13.0728	to	18.5077	43,876,264	10.70	1.00	to	1.85	(8.92)	to	(8.13)
	December 31, 2004	3,280,149	14.3527	to	20.2232	56,460,907	12.59	1.00	to	1.85	8.02	to	8.96
	December 31, 2003	3,854,620	12.3771	to	18.6329	61,738,804	5.37	1.00	to	1.85	13.46	to	14.44
	December 31, 2002	4,610,834	11.7112	to	16.3444	64,709,568	-	1.00	to	1.85	18.39	to	19.25
GG2
	December 31, 2006	548,900	14.1520	to	19.6328	8,624,775	0.33	1.00	to	2.10	14.55	to	15.84
	December 31, 2005	552,979	12.3227	to	16.9829	7,538,233	0.23	1.00	to	2.10	7.44	to	8.64
	December 31, 2004	614,351	11.4406	to	15.6639	7,740,130	0.31	1.00	to	2.10	12.75	to	14.25
	December 31, 2003	615,859	10.1003	to	13.7376	6,778,114	0.26	1.00	to	2.30	32.02	to	33.78
	December 31, 2002	468,329	7.6154	to	10.2750	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
GGR
	December 31, 2006	7,063,308	9.8502	to	30.0902	140,323,466	0.56	1.00	to	1.85	15.21	to	16.20
	December 31, 2005	8,221,692	8.5455	to	25.9940	145,928,483	0.47	1.00	to	1.85	8.00	to	8.94
	December 31, 2004	9,885,010	7.9081	to	23.9533	165,248,378	0.48	1.00	to	1.85	13.47	to	14.45
	December 31, 2003	11,683,281	6.9659	to	21.0097	175,751,261	0.49	1.15	to	1.85	32.94	to	34.09
	December 31, 2002	13,695,036	5.2372	to	15.7288	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
GT2
	December 31, 2006	1,149,650	14.9739	to	17.2425	18,291,763	0.66	1.15	to	2.05	14.52	to	15.57
	December 31, 2005	1,195,804	13.4408	to	14.9273	16,498,684	3.81	1.00	to	2.05	1.42	to	2.51
	December 31, 2004	1,049,400	13.2252	to	14.5915	14,165,553	2.33	1.15	to	2.05	14.47	to	15.53
	December 31, 2003	965,835	11.5294	to	12.6366	11,304,042	2.14	1.15	to	2.05	20.02	to	21.13
	December 31, 2002	575,530	9.5864	to	9.6983	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
GTR
	December 31, 2006	7,258,332	14.7633	to	28.1974	156,233,915	0.92	1.15	to	1.85	15.11	to	15.95
	December 31, 2005	8,201,461	12.8186	to	24.3793	156,049,255	4.27	1.15	to	1.85	1.85	to	2.59
	December 31, 2004	8,363,603	12.5796	to	23.8232	160,297,490	2.50	1.15	to	1.85	14.94	to	15.78
	December 31, 2003	8,836,494	10.9384	to	20.6270	151,229,262	2.10	1.15	to	1.85	20.70	to	21.58
	December 31, 2002	5,490,465	9.0578	to	17.0082	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
MFK
	December 31, 2006	25,308,705	9.9499	to	11.7457	272,332,913	4.56	1.00	to	2.55	0.84	to	2.44
	December 31, 2005	19,255,861	9.8669	to	11.4658	205,291,955	4.32	1.00	to	2.55	(0.59)	to	0.99
	December 31, 2004	15,785,190	9.9252	to	11.3535	169,069,438	5.19	1.00	to	2.55	0.86	to	2.51
	December 31, 2003	12,383,782	9.8364	to	11.0490	131,892,096	3.98	1.10	to	2.55	(1.64)	to	0.85
	December 31, 2002	8,558,119	10.2092	to	10.9594	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
GSS
	December 31, 2006	18,582,159	12.3657	to	19.7009	283,320,766	5.07	1.00	to	1.85	1.77	to	2.65
	December 31, 2005	22,849,712	12.1380	to	19.2660	344,042,581	4.75	1.00	to	1.85	0.42	to	1.28
	December 31, 2004	26,991,543	12.0756	to	19.0953	406,733,201	5.63	1.00	to	1.85	1.84	to	2.72
	December 31, 2003	35,262,145	11.8457	to	18.6615	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	50,577,174	11.8031	to	18.5247	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
MFC
	December 31, 2006	8,020,269	$11.4368	to	14.9231	$114,743,896	8.08%	1.00	to	2.55%	7.25	to	8.95%
	December 31, 2005	7,227,900	10.6154	to	13.7254	95,167,528	7.45	1.00	to	2.55	(0.66)	to	0.92
	December 31, 2004	7,034,638	10.6489	to	13.6280	92,066,666	6.45	1.00	to	2.55	6.49	to	8.27
	December 31, 2003	6,699,213	10.8910	to	12.6501	81,254,026	8.01	1.10	to	2.55	8.91	to	20.00
	December 31, 2002	3,266,770	9.9081	to	10.6087	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
HYS
	December 31, 2006	11,347,579	12.8873	to	25.1862	186,188,557	8.37	1.00	to	1.85	8.36	to	9.29
	December 31, 2005	14,094,783	11.8935	to	23.1337	214,798,743	8.45	1.00	to	1.85	0.31	to	1.17
	December 31, 2004	17,473,238	11.8536	to	22.9531	267,795,978	7.78	1.00	to	1.85	7.51	to	8.45
	December 31, 2003	21,115,563	11.0197	to	21.2473	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
	December 31, 2002	20,985,015	9.2403	to	17.7408	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
IG1
	December 31, 2006	1,126,228	17.9775	to	23.0061	20,902,161	0.45	1.00	to	2.05	23.18	to	24.50
	December 31, 2005	1,221,898	14.5644	to	18.5160	18,247,713	0.70	1.00	to	2.05	12.28	to	13.48
	December 31, 2004	1,328,474	12.9450	to	16.3494	17,567,913	0.38	1.00	to	2.05	16.14	to	17.39
	December 31, 2003	1,333,889	11.1229	to	13.9554	15,049,223	0.54	1.15	to	2.05	35.52	to	36.97
	December 31, 2002	1,265,240	8.1908	to	10.2091	10,427,953	0.64	1.15	to	1.85	(14.25)	to	2.09
IGS
	December 31, 2006	7,850,731	14.4597	to	19.7805	131,169,208	0.68	1.00	to	1.85	23.72	to	24.78
	December 31, 2005	8,840,529	11.6819	to	15.8737	119,334,575	0.93	1.00	to	1.85	12.79	to	13.76
	December 31, 2004	9,969,224	10.3519	to	13.9724	119,165,042	0.56	1.00	to	1.85	16.73	to	17.75
	December 31, 2003	10,442,087	8.8633	to	11.8829	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
	December 31, 2002	11,708,342	6.5089	to	8.6679	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
MI1
	December 31, 2006	703,270	20.2099	to	24.7123	14,701,003	1.07	1.15	to	2.05	26.32	to	27.47
	December 31, 2005	661,889	15.9668	to	19.3959	10,873,687	0.88	1.15	to	1.85	12.81	to	13.62
	December 31, 2004	464,476	14.1533	to	17.0802	6,685,849	0.67	1.15	to	1.85	25.37	to	26.27
	December 31, 2003	399,293	11.2880	to	13.5336	4,572,074	0.68	1.15	to	1.85	30.74	to	31.67
	December 31, 2002	253,434	8.6349	to	10.2839	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
MII
	December 31, 2006	5,838,111	17.5246	to	27.5761	129,700,838	1.24	1.00	to	1.85	26.84	to	27.94
	December 31, 2005	5,984,457	13.8089	to	21.6372	105,062,829	1.11	1.00	to	1.85	13.09	to	14.07
	December 31, 2004	5,206,659	12.2041	to	19.0416	82,150,477	0.73	1.00	to	1.85	25.65	to	26.74
	December 31, 2003	4,579,850	9.7077	to	15.0821	58,724,401	1.02	1.15	to	1.85	31.16	to	32.29
	December 31, 2002	4,845,066	7.3979	to	11.4447	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
M1B
	December 31, 2006	6,763,495	9.6001	to	14.6951	78,640,745		1.00	to	2.55	4.68	to	6.34
	December 31, 2005	7,285,892	9.1054	to	13.8464	78,659,290	0.28	1.00	to	2.55	1.51	to	3.12
	December 31, 2004	7,277,585	8.9065	to	13.4550	75,706,711		1.00	to	2.55	6.56	to	8.26
	December 31, 2003	6,650,621	8.2983	to	12.4536	61,950,966		1.00	to	2.55	10.66	to	21.62
	December 31, 2002	4,230,272	6.8823	to	10.2607	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
MIS
	December 31, 2006	35,387,641	6.3943	to	11.4456	309,578,994	0.10	1.00	to	1.85	5.68	to	6.59
	December 31, 2005	43,809,878	6.0476	to	10.7527	365,666,252	0.52	1.00	to	1.85	2.45	to	3.33
	December 31, 2004	52,900,145	5.9002	to	10.4204	431,900,622	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	61,247,213	5.4818	to	9.6165	464,658,182		1.00	to	1.85	21.11	to	22.15
	December 31, 2002	65,830,913	4.5242	to	7.8833	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
MFL
	December 31, 2006	19,922,745	11.4804	to	16.5607	295,643,335	0.60	1.00	to	2.55	10.17	to	11.91
	December 31, 2005	14,452,676	10.3470	to	14.8278	185,054,959	0.84	1.00	to	2.55	4.69	to	6.35
	December 31, 2004	7,171,814	9.8134	to	13.9709	75,087,391	0.83	1.00	to	2.25	9.16	to	14.32
	December 31, 2003	7,446,726	8.9484	to	12.6554	69,845,786	0.92	1.00	to	2.30	19.64	to	21.23
	December 31, 2002	6,235,850	7.4454	to	10.4607	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31						For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
MIT
	December 31, 2006	47,922,260	$9.5591	to	33.9245	$759,598,902	0.82%	1.00	to	1.85%	11.21	to	12.17
	December 31, 2005	59,467,044	8.5910	to	30.3594	858,600,168	0.97	1.00	to	1.85	5.72	to	6.63
	December 31, 2004	71,195,865	8.1222	to	28.5811	993,646,065	1.03	1.00	to	1.85	9.91	to	10.86
	December 31, 2003	82,105,319	7.3861	to	25.8800	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61
	December 31, 2002	93,484,847	6.1232	to	21.3640	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
MC1
	December 31, 2006	3,386,735	7.6371	to	16.7744	35,351,366	-	1.00	to	2.55	(0.40)	to	1.18
	December 31, 2005	3,978,465	7.6135	to	16.6129	40,389,836	-	1.00	to	2.55	0.16	to	1.75
	December 31, 2004	4,467,480	7.5470	to	16.3597	44,072,943	-	1.00	to	2.55	11.36	to	13.14
	December 31, 2003	4,289,811	6.7284	to	14.4891	36,228,952	-	1.00	to	2.55	21.51	to	35.96
	December 31, 2002	2,772,461	4.9917	to	10.6720	14,018,481	-	1.00	to	2.25	(48.15)	to	6.72
MCS
	December 31, 2006	9,323,613	5.4047	to	5.8972	53,469,128	-	1.15	to	1.85	0.45	to	1.18
	December 31, 2005	12,048,420	5.3749	to	5.7777	68,651,430	-	1.15	to	1.85	1.20	to	1.93
	December 31, 2004	14,935,080	5.3057	to	5.6681	83,825,087	-	1.15	to	1.85	12.50	to	13.32
	December 31, 2003	15,334,959	4.7114	to	5.0019	76,141,789	-	1.15	to	1.85	35.33	to	36.31
	December 31, 2002	10,939,748	3.4780	to	3.6695	39,906,465	-	1.15	to	1.85	(48.14)	to	(47.76)
MCV
	December 31, 2006	1,467,221	13.7842	to	18.9695	24,368,309	-	1.15	to	2.55	8.19	to	9.74
	December 31, 2005	1,682,084	12.6762	to	17.2950	25,549,351	-	1.15	to	2.55	4.67	to	6.17
	December 31, 2004	1,649,863	12.0488	to	16.2981	23,975,740	-	1.15	to	2.55	18.64	to	20.35
	December 31, 2003	1,271,769	10.1039	to	13.5495	15,678,656	0.03	1.15	to	2.55	22.81	to	30.39
	December 31, 2002 (c)	86,168	7.8310	to	10.3969	703,547	-	1.15	to	2.05	(21.69)	to	3.97
MM1
	December 31, 2006	15,330,003	9.7773	to	10.4095	153,918,543	4.28	1.00	to	2.55	1.68	to	3.29
	December 31, 2005	11,958,338	9.5912	to	10.1022	117,199,576	2.49	1.00	to	2.55	(0.14)	to	1.44
	December 31, 2004	8,633,307	9.5804	to	9.9889	84,038,433	0.64	1.00	to	2.55	(2.00)	to	(0.11)
	December 31, 2003	4,896,722	9.7496	to	9.9778	48,317,367	0.38	1.00	to	2.55	(1.93)	to	(0.63)
	December 31, 2002	5,279,063	9.9247	to	10.0406	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
MMS
	December 31, 2006	14,751,948	10.3731	to	13.9040	182,628,575	4.56	1.00	to	1.85	2.66	to	3.55
	December 31, 2005	15,938,732	10.1733	to	13.4788	191,927,367	2.67	1.00	to	1.85	0.82	to	1.70
	December 31, 2004	19,134,186	10.0645	to	13.3052	228,260,816	0.80	1.00	to	1.85	(1.04)	to	(0.19)
	December 31, 2003	27,710,277	10.1449	to	13.3815	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
	December 31, 2002	47,957,226	10.2453	to	13.4839	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
M1A
	December 31, 2006	8,544,360	10.5494	to	16.8413	128,060,378	-	1.00	to	2.55	10.02	to	11.77
	December 31, 2005	6,422,025	9.5394	to	15.0983	82,239,579	-	1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,707,914	9.2786	to	14.5596	54,151,676	-	1.00	to	2.55	4.47	to	26.21
	December 31, 2003	3,069,941	8.8358	to	13.7450	28,856,139	-	1.00	to	2.30	22.94	to	33.66
	December 31, 2002	2,530,871	6.6917	to	10.2978	17,111,473	-	1.00	to	2.05	(34.89)	to	2.98
NWD
	December 31, 2006	10,624,368	8.5367	to	16.9125	125,408,472	-	1.00	to	1.85	11.08	to	12.04
	December 31, 2005	12,797,342	7.6617	to	15.1157	137,501,927	-	1.00	to	1.85	3.27	to	4.16
	December 31, 2004	15,598,558	7.3969	to	14.5325	164,314,000	-	1.00	to	1.85	5.49	to	6.41
	December 31, 2003	17,567,342	6.9904	to	13.6762	176,434,664	-	1.00	to	1.85	32.79	to	33.94
	December 31, 2002	18,934,627	5.2482	to	10.2251	142,395,159	-	1.00	to	1.85	(34.69)	to	(34.13)
RE1
	December 31, 2006	2,112,711	11.2383	to	17.0586	28,453,629	0.42	1.10	to	2.30	7.79	to	9.11
	December 31, 2005	2,260,668	10.3786	to	15.6503	27,431,958	0.37	1.10	to	2.25	5.29	to	6.53
	December 31, 2004	2,212,955	9.8168	to	14.7062	24,899,828	0.76	1.10	to	2.10	13.05	to	17.40
	December 31, 2003	1,658,552	8.6571	to	12.8834	15,941,604	0.54	1.10	to	2.15	15.22	to	23.64
	December 31, 2002	998,378	7.0555	to	10.4308	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31
(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Investment Ratio*	lowest to highest**			lowest to highest***

RES
	December 31, 2006	18,185,522	$7.7933	to	25.7598	$297,727,331	0.66%	1.15	to	1.85%	8.52	to	9.30%
	December 31, 2005	23,187,138	7.1781	to	23.6255	352,950,696	0.58	1.15	to	1.85	6.02	to	6.78
	December 31, 2004	28,414,936	6.7673	to	22.1793	416,020,180	0.93	1.15	to	1.85	13.68	to	14.51
	December 31, 2003	34,114,618	5.9499	to	19.4171	449,074,479	0.86	1.15	to	1.85	23.00	to	23.89
	December 31, 2002	40,346,263	4.8348	to	15.7110	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
RG1
	December 31, 2006	979,416	12.3578	to	17.4884	12,643,624	0.41	1.00	to	2.05	11.12	to	12.31
	December 31, 2005	870,283	11.1213	to	15.6035	9,951,870	0.44	1.10	to	2.05	4.21	to	5.22
	December 31, 2004	905,199	10.6715	to	14.8441	9,872,571	0.47	1.10	to	2.05	11.94	to	13.03
	December 31, 2003	919,450	9.5333	to	13.1465	8,883,437	0.59	1.10	to	2.05	24.88	to	26.09
	December 31, 2002	836,210	7.6204	to	10.4365	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
RGS
	December 31, 2006	6,003,584	10.8138	to	16.4253	77,970,401	0.60	1.00	to	1.85	11.64	to	12.60
	December 31, 2005	6,688,530	9.7530	to	14.6071	78,190,704	0.69	1.00	to	1.85	4.59	to	5.49
	December 31, 2004	7,171,116	9.2426	to	13.8656	80,437,148	0.67	1.00	to	1.85	12.50	to	13.48
	December 31, 2003	7,761,504	8.2069	to	12.2587	77,446,938	0.77	1.15	to	1.85	25.50	to	26.59
	December 31, 2002	7,794,225	6.5327	to	9.7214	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
RI1
	December 31, 2006	6,902,034	16.7358	to	23.0340	148,626,673	0.93	1.00	to	2.55	24.02	to	25.98
	December 31, 2005	5,123,155	13.4517	to	18.3201	87,231,876	0.59	1.15	to	2.55	13.24	to	14.86
	December 31, 2004	4,045,282	11.8126	to	15.9581	59,726,643	0.38	1.15	to	2.55	17.87	to	19.57
	December 31, 2003	2,221,110	10.6762	to	13.3535	27,027,191	0.26	1.15	to	2.55	25.72	to	31.87
	December 31, 2002	688,316	8.1535	to	10.1312	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
RIS
	December 31, 2006	6,522,015	14.1980	to	25.1497	111,472,872	1.14	1.15	to	1.85	25.12	to	26.03
	December 31, 2005	6,756,158	11.3347	to	19.9559	91,829,693	0.79	1.15	to	1.85	14.41	to	15.24
	December 31, 2004	7,228,881	9.8769	to	17.3169	85,264,194	0.48	1.15	to	1.85	18.95	to	19.82
	December 31, 2003	7,413,002	8.2779	to	14.4526	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
	December 31, 2002	8,305,636	6.2814	to	10.9211	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
SG1
	December 31, 2006	2,994,133	9.0166	to	15.4698	38,158,701	-	1.15	to	2.55	3.67	to	5.15
	December 31, 2005	3,249,303	8.6358	to	14.7193	39,158,679	0.12	1.15	to	2.55	(1.40)	to	0.01
	December 31, 2004	3,351,218	8.6962	to	14.7251	40,429,490	-	1.00	to	2.55	3.86	to	5.51
	December 31, 2003	2,600,189	8.3133	to	13.9839	29,290,904	-	1.00	to	2.55	13.46	to	25.78
	December 31, 2002	729,461	6.6667	to	11.1313	4,997,289	-	1.00	to	2.05	(31.44)	to	11.31
SGS
	December 31, 2006	4,617,313	5.8000	to	7.7263	30,067,773	-	1.00	to	1.85	4.61	to	5.52
	December 31, 2005	5,803,755	5.5414	to	7.3504	36,169,909	0.34	1.00	to	1.85	(0.47)	to	0.39
	December 31, 2004	7,207,008	5.5648	to	7.3502	45,009,582	-	1.00	to	1.85	4.84	to	5.75
	December 31, 2003	7,977,749	5.3050	to	6.9772	47,472,900	-	1.00	to	1.85	25.18	to	26.25
	December 31, 2002	8,056,046	4.2359	to	5.5475	38,193,061	-	1.00	to	1.85	(31.40)	to	(30.80)
SI1
	December 31, 2006	1,662,083	11.2160	to	13.5062	21,695,648	5.71	1.15	to	2.30	4.01	to	5.23
	December 31, 2005	1,805,113	11.9667	to	12.7313	22,487,758	6.66	1.15	to	2.30	(0.72)	to	0.44
	December 31, 2004	1,930,592	12.0538	to	12.6752	24,035,088	5.67	1.15	to	2.25	5.34	to	6.59
	December 31, 2003	1,775,616	11.4507	to	11.8921	20,856,822	4.05	1.15	to	2.25	9.89	to	11.18
	December 31, 2002	1,211,192	10.4234	to	10.6959	12,904,706	3.83	1.00	to	2.30	4.23	to	6.23
SIS
	December 31, 2006	3,797,869	13.2544	to	14.2929	52,671,180	6.07	1.15	to	1.85	4.74	to	5.50
	December 31, 2005	4,397,877	12.6479	to	13.5477	58,018,808	7.12	1.15	to	1.85	0.01	to	0.73
	December 31, 2004	4,922,159	12.6404	to	13.4491	64,706,617	4.80	1.15	to	1.85	6.04	to	6.81
	December 31, 2003	5,366,035	11.9144	to	12.5915	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
	December 31, 2002	5,060,468	10.7476	to	11.2823	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
SVS
	December 31, 2006	611,352	12.1335	to	17.5537	8,983,508	0.55	1.15	to	2.35	11.25	to	12.62
	December 31, 2005	796,494	10.8728	to	15.5949	10,531,335	0.75	1.15	to	2.30	(3.00)	to	(1.86)
	December 31, 2004	847,507	11.1803	to	15.8984	11,455,484	0.23	1.15	to	2.25	15.05	to	16.41
	December 31, 2003	696,940	9.6926	to	13.6640	8,170,754	0.09	1.15	to	2.30	24.10	to	25.56
	December 31, 2002 (c)	131,129	7.8014	to	10.8817	1,072,102	-	1.15	to	2.10	(21.99)	to	8.82
(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

TE1
	December 31, 2006	332,775	$9.0680	to	19.8947	$3,147,970	-%	1.15	to	1.85%	19.35	to	20.20%
	December 31, 2005	419,282	7.5980	to	16.5602	3,377,159	-	1.15	to	1.85	4.07	to	4.81
	December 31, 2004	482,254	7.3009	to	15.8084	3,633,413	-	1.15	to	1.85	(0.13)	to	0.79
	December 31, 2003	547,602	7.2956	to	15.6925	4,095,386	-	1.15	to	2.05	42.38	to	43.69
	December 31, 2002	292,860	5.1135	to	10.9267	1,507,781	-	1.15	to	1.85	(47.37)	to	9.27
TEC
	December 31, 2006	4,306,342	4.0772	to	4.6453	18,818,345	-	1.15	to	1.85	19.72	to	20.57
	December 31, 2005	5,244,561	3.4021	to	3.8152	18,988,564	-	1.15	to	1.85	4.23	to	4.99
	December 31, 2004	6,675,608	3.2606	to	3.6344	23,074,612	-	1.15	to	1.85	0.54	to	1.27
	December 31, 2003	8,298,127	3.2398	to	3.5893	28,352,273	-	1.00	to	2.50	42.71	to	43.74
	December 31, 2002	5,811,547	2.2680	to	2.5067	14,026,934	-	1.00	to	1.85	(46.99)	to	(46.53)
MFJ
	December 31, 2006	53,249,495	12.0173	to	14.9995	751,331,290	2.50	1.00	to	2.55	9.06	to	10.79
	December 31, 2005	49,480,358	10.9837	to	13.5657	629,492,828	2.32	1.00	to	2.55	0.20	to	1.79
	December 31, 2004	35,062,662	10.9007	to	13.3545	433,233,722	2.17	1.00	to	2.55	8.30	to	10.03
	December 31, 2003	21,048,945	10.2866	to	12.1619	231,480,462	2.74	1.00	to	2.50	9.69	to	15.66
	December 31, 2002	13,048,289	9.0028	to	10.5361	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
TRS
	December 31, 2006	49,201,194	13.3518	to	34.0206	1,081,166,349	2.82	1.15	to	1.85	10.15	to	10.95
	December 31, 2005	61,210,836	12.1091	to	30.7387	1,229,097,435	2.66	1.15	to	1.85	1.12	to	1.85
	December 31, 2004	70,122,337	11.9625	to	30.2533	1,417,695,061	2.52	1.00	to	1.85	9.40	to	10.35
	December 31, 2003	77,917,832	10.9232	to	27.5211	1,465,467,127	3.35	1.00	to	1.85	14.98	to	15.98
	December 31, 2002	86,032,615	9.4901	to	23.8208	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
MFE
	December 31, 2006	2,880,540	16.8080	to	28.8532	64,951,521	2.61	1.00	to	2.35	28.87	to	30.65
	December 31, 2005	2,310,367	12.9764	to	22.1297	37,623,081	0.76	1.00	to	2.30	14.35	to	15.81
	December 31, 2004	1,823,681	11.3020	to	19.1479	24,246,657	1.74	1.00	to	2.25	21.17	to	28.71
	December 31, 2003	1,653,827	8.8571	to	14.9068	15,912,021	2.77	1.00	to	2.30	32.90	to	34.67
	December 31, 2002	1,391,497	6.6338	to	11.0847	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
UTS
	December 31, 2006	14,522,188	13.9930	to	44.0096	327,399,609	2.98	1.15	to	1.85	29.84	to	30.78
	December 31, 2005	16,956,503	10.7441	to	33.7338	299,205,027	0.99	1.15	to	1.85	15.13	to	15.96
	December 31, 2004	18,353,815	9.3039	to	29.1618	285,330,031	1.95	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	20,380,385	7.2490	to	22.6819	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	22,902,575	5.4038	to	16.8792	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
MV1
	December 31, 2006	8,782,638	13.9154	to	18.4691	138,689,478	1.28	1.00	to	2.55	17.59	to	19.46
	December 31, 2005	9,478,274	11.7960	to	15.4922	124,900,820	1.19	1.00	to	2.55	3.64	to	5.28
	December 31, 2004	9,411,407	11.3265	to	14.7447	117,692,787	1.14	1.00	to	2.55	12.24	to	14.03
	December 31, 2003	7,717,616	10.0399	to	12.9572	83,091,042	1.35	1.00	to	2.55	18.88	to	23.84
	December 31, 2002	5,567,204	8.2070	to	10.4844	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
MVS
	December 31, 2006	17,360,967	14.2333	to	20.1884	314,343,755	1.54	1.15	to	1.85	18.73	to	19.59
	December 31, 2005	20,463,991	11.9762	to	16.8820	311,868,666	1.40	1.15	to	1.85	4.63	to	5.39
	December 31, 2004	22,855,509	11.4346	to	16.0188	332,260,043	1.30	1.00	to	1.85	13.38	to	14.36
	December 31, 2003	23,811,669	10.0749	to	14.0264	304,199,758	1.63	1.15	to	1.85	23.00	to	24.06
	December 31, 2002	25,236,732	8.1828	to	11.3216	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
OCA
	December 31, 2006	2,590,414	11.9843	to	16.1528	39,813,448	0.18	1.30	to	2.55	4.94	to	6.29
	December 31, 2005	2,328,976	11.4153	to	15.2053	33,917,242	0.71	1.30	to	2.55	2.20	to	3.50
	December 31, 2004	2,178,624	12.2953	to	14.6981	30,806,058	0.22	1.25	to	2.55	3.89	to	5.17
	December 31, 2003	1,528,490	11.8349	to	13.9752	20,450,955	0.02	1.35	to	2.55	18.35	to	28.93
	December 31, 2002 (b)	16,503	10.8085	to	10.8398	178,514	-	1.35	to	2.05	8.09	to	8.40
OGG
	December 31, 2006	1,996,825	15.4407	to	16.0948	31,585,162	0.68	1.30	to	2.30	14.67	to	15.84
	December 31, 2005	991,457	13.5710	to	13.8938	13,587,975	0.67	1.30	to	2.30	11.44	to	12.58
	December 31, 2004 (d)	514,788	12.1774	to	12.3035	6,301,890	0.10	1.25	to	2.30	16.14	to	17.27

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

OMG
	December 31, 2006	31,198,650	$12.9188	to	16.1003	$484,702,859	0.79%	1.30	to	2.55%	11.84	to	13.27%
	December 31, 2005	17,938,766	11.4982	to	14.2212	246,848,978	0.91	1.30	to	2.55	3.05	to	4.37
	December 31, 2004	8,686,835	11.1107	to	13.6327	114,799,188	0.25	1.25	to	2.55	6.36	to	11.40
	December 31, 2003	509,155	11.8023	to	12.6618	6,365,427	0.19	1.35	to	2.30	16.55	to	24.73
	December 31, 2002 (b)	17,855	9.5579	to	10.1512	180,752		1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2006	925,673	14.9139	to	20.7493	18,678,581	0.02	1.30	to	2.30	12.03	to	13.17
	December 31, 2005	595,796	13.3787	to	18.3437	10,694,455	-	1.35	to	2.30	7.20	to	8.24
	December 31, 2004	489,698	15.2353	to	16.9475	8,170,089	-	1.25	to	2.30	16.43	to	17.57
	December 31, 2003	236,889	13.7917	to	14.4153	3,383,961	-	1.35	to	2.30	30.85	to	42.30
	December 31, 2002 (b)	15,242	10.0990	to	10.1304	154,060	-	1.35	to	2.10	0.99	to	1.30
PMB
	December 31, 2006	534,239	12.6765	to	19.6898	9,997,829	5.39	1.30	to	2.25	6.82	to	7.86
	December 31, 2005	290,180	11.8652	to	18.2643	5,141,808	5.13	1.35	to	2.25	8.30	to	9.29
	December 31, 2004 (d)	96,856	15.8431	to	16.7115	1,583,863	4.20	1.25	to	2.25	9.59	to	10.61
PLD
	December 31, 2006	45,681,184	9.9020	to	10.2799	463,694,126	4.25	1.30	to	2.55	1.33	to	2.63
	December 31, 2005	23,604,352	9.7717	to	10.0216	234,513,041	2.90	1.30	to	2.55	(1.56)	to	(0.30)
	December 31, 2004 (d)	11,851,375	9.9261	to	10.0564	118,663,580	1.46	1.25	to	2.55	(0.75)	to	0.47
PRR
	December 31, 2006	3,162,459	10.1108	to	12.1816	37,613,046	4.23	1.30	to	2.35	(1.65)	to	(0.59)
	December 31, 2005	2,712,386	10.2970	to	12.2602	32,648,274	2.84	1.30	to	2.30	(0.24)	to	0.77
	December 31, 2004	1,942,972	10.2697	to	12.1722	23,367,250	1.04	1.25	to	2.30	2.70	to	7.44
	December 31, 2003	997,936	11.1063	to	11.3288	11,220,537	1.66	1.35	to	2.30	6.35	to	7.38
	December 31, 2002 (b)	48,547	10.5171	to	10.5497	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2006	6,231,960	10.2806	to	11.5442	70,316,909	4.41	1.30	to	2.55	1.21	to	2.51
	December 31, 2005	5,192,072	10.1577	to	11.2677	57,410,982	3.44	1.30	to	2.55	(0.15)	to	1.12
	December 31, 2004	4,491,441	10.1448	to	11.1480	49,373,803	1.90	1.25	to	2.55	1.45	to	3.47
	December 31, 2003	3,385,657	9.9532	to	10.7740	36,064,300	2.54	1.35	to	2.55	(0.47)	to	3.63
	December 31, 2002 (b)	144,063	10.3584	to	10.4113	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
PRA
	December 31, 2006	192,534	10.4068	to	10.5620	2,021,607	6.50	1.35	to	2.25	2.31	to	3.25
	December 31, 2005 (f)	18,761	10.2116	to	10.2236	191,646	4.67	1.35	to	2.05	2.12	to	2.24
PCR
	December 31, 2006	494,790	9.7092	to	9.8541	4,852,130	6.00	1.30	to	2.30	(5.32)	to	(4.36)
	December 31, 2005 (f)	49,012	10.2856	to	10.3019	504,509	2.08	1.35	to	2.30	2.86	to	3.02
SSA
	December 31, 2006	403,028	12.4447	to	13.6457	5,143,745	1.56	1.30	to	2.30	17.03	to	18.22
	December 31, 2005	146,395	10.7134	to	11.5423	1,582,621	0.00	1.30	to	2.30	(3.25)	to	(2.26)
	December 31, 2004 (d)	99,939	11.0730	to	11.1712	1,110,866	0.09	1.25	to	2.30	10.73	to	11.71
LGF
	December 31, 2006 (h)	80,896	9.8104	to	9.8937	797,765	-	1.35	to	2.10	(1.60)	to	(1.10)
IGB
	December 31, 2006	821,108	10.4189	to	10.7963	8,748,658	5.05	1.30	to	2.30	2.73	to	3.78
	December 31, 2005	340,324	10.2177	to	10.4083	3,511,097	4.45	1.30	to	2.30	(0.60)	to	0.41
	December 31, 2004 (d)	67,201	10.2282	to	10.3705	694,126	4.32	1.25	to	2.30	2.28	to	3.71
SRE
	December 31, 2006	5,480,387	17.7423	to	18.3844	99,533,635	1.38	1.30	to	2.55	35.12	to	36.85
	December 31, 2005	3,596,058	13.1306	to	13.4410	47,926,006	1.38	1.30	to	2.55	6.58	to	7.95
	December 31, 2004 (d)	1,693,151	12.3194	to	12.4577	20,994,795	-	1.25	to	2.55	23.19	to	24.58
SC3
	December 31, 2006	769,769	22.8241	to	27.3850	19,831,254	1.58	1.35	to	2.55	35.43	to	37.09
	December 31, 2005	967,700	16.8526	to	20.0460	18,256,525	1.61	1.35	to	2.55	6.88	to	8.19
	December 31, 2004	1,046,871	15.7675	to	18.5935	18,344,566	1.68	1.25	to	2.55	29.91	to	31.52
	December 31, 2003	960,307	12.1371	to	14.1883	12,836,641	-	1.35	to	2.55	21.37	to	34.11
	December 31, 2002 (b)	27,198	10.0602	to	10.0914	273,956	34.66	1.35	to	2.10	0.60	to	0.91
(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.
(h) For the period May 1, 2006 (commencement of operations) through December 31, 2006.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

CMM
	December 31, 2006	119,244	$10.1589	to	10.3821	$1,230,135	4.30%	1.35	to	2.05%	2.21	to	2.93%
	December 31, 2005 (e)	48,728	10.0463	to	10.0862	490,142	2.24	1.35	to	1.85	0.46	to	0.86
WTF
	December 31, 2006	76,127	13.3415	to	13.6344	1,031,416	0.29	1.35	to	2.25	17.02	to	18.09
	December 31, 2005 (e)	36,338	11.4820	to	11.5458	418,444		1.35	to	2.05	14.82	to	15.46
USC
	December 31, 2006	2,650	11.7457			31,111	0.13	1.65			6.10
	December 31, 2005 (e)	699	11.0707			7,735		1.65			10.71

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.
* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.
*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Report of Independent Registered Public Accounting Firm
To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts of Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):
We have audited the accompanying statements of condition of Columbia Funds VIT Small Cap Value Fund Sub-Account, Columbia Funds VIT Marsico 21st Century Portfolio Sub-Account, Columbia Funds VIT Marsico Growth Portfolio Sub-Account, Columbia VIT Marsico International Opportunities Portfolio Sub-Account, Fidelity VIP Freedom 2010 Portfolio Sub-Account, Fidelity VIP Freedom 2015 Portfolio Sub-Account, Fidelity VIP Freedom 2020 Portfolio Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund Sub-Account, Franklin Templeton VIP Developing Markets Securities Fund Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Fund Sub-Account, Franklin Templeton VIP Small Cap Value Securities Fund Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer Capital Appreciation Fund Sub-Account, Oppenheimer Global Securities Fund Sub-Account, Oppenheimer Main Street Fund Sub-Account, Oppenheimer Main St. Small Cap Fund Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, PIMCO VIT All Asset Portfolio Sub-Account, PIMCO VIT Commodity Real Return Strategy Portfolio Sub-Account, SCAT Sun Capital All Cap S Class Sub-Account, SCAT Sun Capital FI Large Cap Growth Fund Sub-Account, SCAT Sun Capital Investment Grade Bond S Class Sub-Account, SCAT Sun Capital Real Estate Fund S Class Sub-Account, SCAT Sun Capital Real Estate Fund Sub-Account, SCAT Sun Capital Money Market S Class Sub-Account, Wanger Advisors Trust Wanger Select Sub-Account, and Wanger Advisors Trust Wanger U.S. Smaller Companies Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
April 20, 2007
Boston, Massachusetts

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006
Assets:
Investment in	Shares		Cost		Value
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2 Sub-Account (AG2)		$		$
V.I. Core Equity Fund Series 2 Sub-Account (AG3)	20,325		447,178		549,178
V.I. Capital Appreciation Fund Sub-Account (AI1)	1,800,795		43,221,821		47,216,838
V.I. Growth Fund Sub-Account (AI2)
V.I. Core Equity Fund Sub-Account (AI3)	1,217,196		27,008,862		33,132,063
V.I. International Growth Fund Sub-Account (AI4)	1,250,672		20,828,855		36,807,285
V.I. Premier Equity Fund Sub-Account (AI5)
V.I. Capital Appreciation Fund Series 2 Sub-Account (AI7)	69,881		1,643,057		1,810,623
V.I. International Growth Fund Series 2 Sub-Account (AI8)	38,065		727,180		1,109,606
V.I. Premier Equity Fund Series 2 Sub-Account (AI9)
V.I. Dynamics Fund Sub-Account (IV1)	191,313		2,688,274		3,281,022
V.I. Small Company Growth Fund Sub-Account (IV2)	276,138		4,133,883		5,108,554
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle VFT Overseas Variable Series Sub-Account (SGI)	6,487,523		166,353,886		177,887,879
The Alger American Fund
Growth Portfolio Sub-Account (AL1)	647,600		24,229,118		26,694,057
Income and Growth Portfolio Sub-Account (AL2)	1,616,758		16,988,968		17,929,851
Small Capitalization Portfolio Sub-Account (AL3)	225,166		3,727,702		6,399,222
Alliance Variable Products (VP) Series Fund, Inc.
Large Cap Growth Portfolio Sub-Account (AN1)	321,979		7,285,425		8,490,592
Global Technology Portfolio Sub-Account (AN2)	98,246		1,380,128		1,664,293
Growth and Income Portfolio Sub-Account (AN3)	1,317,435		26,849,946		35,478,512
International Growth Portfolio Sub-Account (AN4)	586,456		13,581,784		17,710,960
Small Cap Growth Portfolio Sub-Account (AN5)	196,205		2,339,828		2,621,300
Credit Suisse Institutional Fund, Inc.
Emerging Markets Portfolio Sub-Account (CS1)	110,339		1,742,677		2,410,905
International Focus Portfolio Sub-Account (CS2)	32,543		325,954		447,135
Global Small Cap Portfolio Sub-Account (CS3)	33,573		407,301		492,180
Small Cap Growth Portfolio Sub-Account (CS4)	89,203		1,248,690		1,391,570
Fidelity Variable Insurance Products Funds
VIP Contrafund Portfolio Sub-Account (FL1)	1,687,526		44,089,284		52,498,948
VIP Overseas Fund Portfolio Sub-Account (FL2)	416,002		6,471,352		9,880,059
VIP Growth Fund Portfolio Sub-Account (FL3)	1,896,043		55,652,327		67,157,855
Franklin Templeton Variable Insurance Products (VIP) Trust
Growth Securities Fund Class 2 Sub-Account (FTG)	566,002		7,326,056		9,016,416
Templeton Foreign Securities Fund Sub-Account (FTI)	494,788		7,378,716		9,262,434
Goldman Sachs Variable Insurance Trust
VIT Structured Small Cap Equity Fund Sub-Account (GS2)	397,486		5,481,108		5,739,696
VIT Structured US Equity Fund Sub-Account (GS3)	979,020		11,035,071		14,362,225
VIT Growth and Income Fund Sub-Account (GS4)	613,466		7,183,305		8,533,308
VIT International Equity Fund Sub-Account (GS5)	615,898		6,132,566		8,924,364
VIT Capital Growth Fund Sub-Account (GS7)	284,216		2,773,355		3,291,217
J.P. Morgan Series Trust II
US Large Cap Core Equity Portfolio Sub-Account (JP1)	493,869		6,896,301		7,753,736
International Opportunities Portfolio Sub-Account (JP2)	294,480		2,998,359		4,340,631
Small Company Portfolio Sub-Account (JP3)	299,590		4,350,002		5,338,693
Legg Mason Partners Variable Portfolios, Inc.
All Cap Portfolio Sub-Account (SB1)	26,852		460,958		524,148
Investors Sub-Account (SB2)	33,126		428,664		548,234
Strategic Bond Portfolio Sub-Account (SB3)	205,048		2,200,928		2,099,693
Total Return Portfolio Sub-Account (SB4)	183,853		2,002,977		2,257,713
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio Sub-Account (LA1)	6,262,296		147,738,638		183,735,759
Mid Cap Value Portfolio Sub-Account (LA2)	4,897,207		87,397,163		106,661,170
International Portfolio Sub-Account (LA3)	687,372		7,285,140		8,172,857
MFS/Sun Life Series Trust
Capital Appreciation Series Sub-Account (CAS)	424,082		7,874,761		8,693,694

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006 - continued
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Emerging Growth Series Sub-Account (EGS)	952,143	$13,824,677	$17,567,030
Government Securities Series Sub-Account (GSS)	2,073,922	27,326,588	26,235,119
High Yield Series Sub-Account (HYS)	2,668,942	17,817,481	18,495,767
New Discovery S Class Sub-Account (M1A)	2,675,815	32,288,602	42,866,549
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	863,478	7,199,575	9,006,080
High Yield S Class Sub-Account (MFC)	1,805,131	11,995,839	12,419,302
Capital Appreciation S Class Sub-Account (MFD)	58,866	1,023,596	1,196,155
Utilities S Class Sub-Account (MFE)	507,362	7,270,573	11,714,981
Emerging Growth S Class Sub-Account (MFF)	97,698	1,394,102	1,777,128
Total Return S Class Sub-Account (MFJ)	3,757,228	66,681,647	74,618,547
Government Securities S Class Sub-Account (MFK)	1,617,730	21,302,009	20,351,044
Massachusetts Investors Trust S Class Sub-Account (MFL)	197,861	5,085,565	6,658,025
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	1,991,592	18,081,988	20,951,545
Massachusetts Investors Trust Series Sub-Account (MIT)	608,693	16,345,258	20,628,601
Money Market Series Sub-Account (MMS)	2,039,422	2,039,422	2,039,422
New Discovery Series Sub-Account (NWD)	2,116,669	23,519,677	34,374,711
Total Return Series Sub-Account (TRS)	2,420,569	42,198,450	48,459,789
Utilities Series Sub-Account (UTS)	1,559,065	20,591,650	36,248,259
OCC Accumulation Trust
Equity Portfolio Sub-Account (OP1)	95,835	3,269,399	3,975,244
Mid Cap Value Portfolio Sub-Account (OP2)	484,842	6,716,483	7,553,837
Small Cap Portfolio Sub-Account (OP3)	67,185	1,907,654	2,468,383
Managed Portfolio Sub-Account (OP4)	30,138	1,212,447	1,250,139
PIMCO Variable Insurance Trust (VIT)
High Yield Portfolio Sub-Account (PHY)	9,936,686	80,353,038	82,871,961
Emerging Markets Bond Portfolio Sub-Account (PMB)	4,700,846	62,054,193	65,623,806
Real Return Portfolio Sub-Account (PRR)	1,450,035	18,291,198	17,298,917
Total Return Portfolio Sub-Account (PTR)	10,866,132	112,601,226	109,965,257
Rydex Variable Trust (VT)
Nova Fund Sub-Account (RX1)	100,208	785,050	1,011,095
OTC Fund Sub-Account (RX2)	90,872	1,243,326	1,398,521
Sun Capital Advisers Trust (SCAT)
Sun Capital Money Market Fund Sub-Account (SC1)	78,754,005	78,754,005	78,754,005
Sun Capital Investment Grade Bond Fund Sub-Account (SC2)	3,959,457	38,888,207	38,089,976
Sun Capital Real Estate Fund Sub-Account (SC3)	3,381,708	55,225,863	83,190,015
SC Blue Chip Mid Cap Fund Sub-Account (SC5)	4,475,492	67,997,328	85,213,377
SC Davis Venture Value Fund Sub-Account (SC7)	4,353,315	41,627,632	57,333,164
SC Oppenheimer Main Street Small Cap Fund Sub-Account (SCB)	5,522,195	70,728,259	82,943,373
Sun Capital All Cap Fund Sub-Account (SCM)	183,599	2,112,695	2,271,117
		$1,770,072,250	$2,074,246,716
Liability:
Payable to Sponsor			(506,123)
Net Assets			$2,073,740,593

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006 - continued
Net Assets Applicable to Participants:	Applicable to Participants of				Reserve for
	Deferred Variable Annuity Contracts				Variable
MFS Consolidated Futurity Contracts:	Units		Value		Annuities		Total
AIM Variable Insurance Fund, Inc.
AG2		$		$		$
AG3	38,485		549,178				549,178
AI1	5,389,199		47,123,629		89,906		47,213,535
AI2
AI3	3,451,306		33,018,589		107,865		33,126,454
AI4	2,694,506		36,708,024		85,223		36,793,247
AI5
AI7	141,340		1,774,691		34,217		1,808,908
AI8	53,726		1,109,606				1,109,606
AI9
IV1	301,975		3,280,686				3,280,686
IV2	456,882		5,108,554				5,108,554
Arnhold and S. Bleichroeder Advisers, Inc.
SGI	5,849,760		177,740,076		153,707		177,893,783
The Alger American Fund
AL1	2,983,599		26,618,964		71,856		26,690,820
AL2	1,757,863		17,869,608		35,692		17,905,300
AL3	633,958		6,349,674		44,368		6,394,042
Alliance Variable Products (VP) Series Fund, Inc.
AN1	965,443		8,470,121		19,988		8,490,109
AN2	205,629		1,664,293				1,664,293
AN3	2,886,467		35,445,248		27,701		35,472,949
AN4	837,640		17,660,211		48,773		17,708,984
AN5	216,018		2,621,300				2,621,300
Credit Suisse Institutional Fund, Inc.
CS1	91,812		2,364,585		42,158		2,406,743
CS2	33,808		446,522		502		447,024
CS3	35,748		473,807		14,413		488,220
CS4	124,946		1,388,817		2,350		1,391,167
Fidelity Variable Insurance Products Funds
FL1	3,375,023		52,486,070		9,820		52,495,890
FL2	711,657		9,844,482		35,491		9,879,973
FL3	7,077,916		67,127,092		27,660		67,154,752
Franklin Templeton Variable Insurance Products (VIP) Trust
FTG	445,167		8,974,316		41,541		9,015,857
FTI	448,566		9,226,999		35,054		9,262,053
Goldman Sachs Variable Insurance Trust
GS2	315,753		5,706,735		26,013		5,732,748
GS3	1,208,918		14,309,588		36,640		14,346,228
GS4	627,538		8,533,304				8,533,304
GS5	688,435		8,879,179		40,644		8,919,823
GS7	330,345		3,291,217				3,291,217
J.P. Morgan Series Trust II
JP1	735,943		7,682,176		64,128		7,746,304
JP2	340,519		4,322,251		15,303		4,337,554
JP3	366,045		5,336,837				5,336,837
Legg Mason Partners Variable Portfolios, Inc.
SB1	26,478		524,148				524,148
SB2	34,312		548,234				548,234
SB3	134,982		2,064,211		30,964		2,095,175
SB4	167,669		2,242,386		13,827		2,256,213
Lord Abbett Series Fund, Inc.
LA1	12,077,052		183,594,954		131,999		183,726,953
LA2	6,489,218		106,581,515		85,526		106,667,041
LA3	463,713		8,114,463		57,956		8,172,419

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Condition - December 31, 2006 - continued
	Applicable to Participants of		Reserve for
	Deferred Variable Annuity Contracts		Variable
MFS/Sun Life Series Trust	Units	Value	Annuities	Total
CAS	1,151,127	$8,661,076	$27,193	$8,688,269
EGS	2,138,440	17,454,772	96,478	17,551,250
GSS	1,990,535	26,176,105	50,189	26,226,294
HYS	1,358,379	18,408,450	75,551	18,484,001
M1A	3,582,266	42,839,694	29,677	42,869,371
M1B	887,008	9,006,080		9,006,080
MFC	886,780	12,419,302		12,419,302
MFD	120,119	1,196,155		1,196,155
MFE	649,991	11,714,911	53	11,714,964
MFF	156,051	1,768,243	8,675	1,776,918
MFJ	5,555,631	74,520,897	86,112	74,607,009
MFK	1,799,514	20,349,695	1,217	20,350,912
MFL	553,299	6,647,849	9,584	6,657,433
MIS	2,762,033	20,874,834	73,785	20,948,619
MIT	1,969,866	20,541,445	59,107	20,600,552
MMS	173,945	2,039,422		2,039,422
NWD	3,093,225	34,369,866	3,832	34,373,698
TRS	3,237,526	48,407,172	42,170	48,449,342
UTS	2,062,507	36,039,254	173,594	36,212,848
OCC Accumulation Trust
OP1	287,548	3,967,183	6,416	3,973,599
OP2	257,601	7,483,159	59,900	7,543,059
OP3	107,735	2,410,491	51,639	2,462,130
OP4	94,149	1,250,139		1,250,139
PIMCO Variable Insurance Trust (VIT)
PHY	5,350,402	82,832,369	42,132	82,874,501
PMB	3,420,726	65,581,184	43,132	65,624,316
PRR	1,490,902	17,298,271	499	17,298,770
PTR	9,778,093	109,933,581	33,938	109,967,519
Rydex Variable Trust (VT)
RX1	94,698	969,894	41,683	1,011,577
RX2	166,587	1,398,521		1,398,521
Sun Capital Advisers Trust (SCAT)
SC1	7,379,175	78,459,651	151,309	78,610,960
SC2	2,789,424	37,966,984	95,832	38,062,816
SC3	2,574,445	83,111,825	75,801	83,187,626
SC5	4,734,629	85,049,570	140,609	85,190,179
SC7	4,502,180	57,155,022	140,895	57,295,917
SCB	4,668,685	82,824,773	113,364	82,938,137
SCM	132,317	2,215,139	55,624	2,270,763
Net Assets		$2,070,519,318	$3,221,275	$2,073,740,593

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006
	AG2	AG3	AI1	AI2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$3,091	$27,023	$
Mortality and expense risk charges	(5,356)	(8,378)	(543,517)	(124,720)
Distribution and administrative expense charges	(643)	(1,005)	(65,222)	(14,967)
Net investment income (loss)	$(5,999)	$(6,292)	$(581,716)	$(139,687)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$272,616	$49,003	$1,227,163	$7,359,921
Realized gain distributions
Net realized gains (losses)	$272,616	$49,003	$1,227,163	$7,359,921

Net unrealized appreciation (depreciation) on investments:
End of year	$	$102,000	$3,995,017	$
Beginning of year	205,585	78,178	4,170,767	5,299,183
Change in unrealized appreciation (depreciation)	$(205,585)	$23,822	$(175,750)	$(5,299,183)

Realized and unrealized gains (losses)	$67,031	$72,825	$1,051,413	$2,060,738
Increase (Decrease) in net assets from operations	$61,032	$66,533	$469,697	$1,921,051

	AI3	AI4	AI5	AI7
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$177,583	$346,698	$51,933	$
Mortality and expense risk charges	(418,558)	(458,051)	(21,859)	(25,598)
Distribution and administrative expense charges	(50,227)	(54,966)	(2,623)	(3,072)
Net investment income (loss)	$(291,202)	$(166,319)	$27,451	$(28,670)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$297,659	$4,344,989	$1,082,197	$78,862
Realized gain distributions
Net realized gains (losses)	$297,659	$4,344,989	$1,082,197	$78,862

Net unrealized appreciation (depreciation) on investments:
End of year	$6,123,201	$15,978,430	$	$167,566
Beginning of year	1,731,125	11,875,069	860,396	199,353
Change in unrealized appreciation (depreciation)	$4,392,076	$4,103,361	$(860,396)	$(31,787)

Realized and unrealized gains (losses)	$4,689,735	$8,448,350	$221,801	$47,075
Increase (Decrease) in net assets from operations	$4,398,533	$8,282,031	$249,252	$18,405

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	AI8	AI9	IV1	IV2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$9,905	$1,438	$	$
Mortality and expense risk charges	(17,687)	(1,040)	(31,920)	(60,662)
Distribution and administrative expense charges	(2,122)	(125)	(3,830)	(7,280)
Net investment income (loss)	$(9,904)	$273	$(35,750)	$(67,942)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$225,006	$33,073	$342,942	$354,553
Realized gain distributions
Net realized gains (losses)	$225,006	$33,073	$342,942	$354,553

Net unrealized appreciation (depreciation) on investments:
End of year	$382,426	$	$592,748	$974,671
Beginning of year	343,227	23,538	523,661	764,682
Change in unrealized appreciation (depreciation)	$39,199	$(23,538)	$69,087	$209,989

Realized and unrealized gains (losses)	$264,205	$9,535	$412,029	$564,542
Increase (Decrease) in net assets from operations	$254,301	$9,808	$376,279	$496,600

	SGI	AL1	AL2	AL3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$11,304,097	$39,389	$247,297	$
Mortality and expense risk charges	(2,486,224)	(395,395)	(244,747)	(86,963)
Distribution and administrative expense charges	(298,347)	(47,447)	(29,370)	(10,436)
Net investment income (loss)	$8,519,526	$(403,453)	$(26,820)	$(97,399)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$23,202,091	$(1,266,944)	$(852,448)	$528,390
Realized gain distributions	38,459,166
Net realized gains (losses)	$61,661,257	$(1,266,944)	$(852,448)	$528,390

Net unrealized appreciation (depreciation) on investments:
End of year	$11,533,993	$2,464,939	$940,883	$2,671,520
Beginning of year	45,960,238	(9,695)	(1,154,352)	1,970,844
Change in unrealized appreciation (depreciation)	$(34,426,245)	$2,474,634	$2,095,235	$700,676

Realized and unrealized gains (losses)	$27,235,012	$1,207,690	$1,242,787	$1,229,066
Increase (Decrease) in net assets from operations	$35,754,538	$804,237	$1,215,967	$1,131,667

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	AN1	AN2	AN3	AN4
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$	$430,826	$93,640
Mortality and expense risk charges	(140,907)	(25,862)	(491,272)	(200,007)
Distribution and administrative expense charges	(16,909)	(3,103)	(58,953)	(24,001)
Net investment income (loss)	$(157,816)	$(28,965)	$(119,399)	$(130,368)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,137,201	$136,798	$3,220,734	$1,985,174
Realized gain distributions			1,934,381	76,705
Net realized gains (losses)	$1,137,201	$136,798	$5,155,115	$2,061,879

Net unrealized appreciation (depreciation) on investments:
End of year	$1,205,167	$284,165	$8,628,566	$4,129,176
Beginning of year	2,712,762	286,786	8,649,324	2,849,133
Change in unrealized appreciation (depreciation)	$(1,507,595)	$(2,621)	$(20,758)	$1,280,043

Realized and unrealized gains (losses)	$(370,394)	$134,177	$5,134,357	$3,341,922
Increase (Decrease) in net assets from operations	$(528,210)	$105,212	$5,014,958	$3,211,554

	AN5	CS1	CS2	CS3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$9,102	$5,095	$
Mortality and expense risk charges	(38,355)	(22,304)	(6,245)	(5,645)
Distribution and administrative expense charges	(4,603)	(2,676)	(749)	(677)
Net investment income (loss)	$(42,958)	$(15,878)	$(1,899)	$(6,322)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$306,259	$353,096	$45,121	$21,150
Realized gain distributions		22,362
Net realized gains (losses)	$306,259	$375,458	$45,121	$21,150

Net unrealized appreciation (depreciation) on investments:
End of year	$281,472	$668,228	$121,181	$84,879
Beginning of year	286,746	567,942	88,295	45,695
Change in unrealized appreciation (depreciation)	$(5,274)	$100,286	$32,886	$39,184

Realized and unrealized gains (losses)	$300,985	$475,744	$78,007	$60,334
Increase (Decrease) in net assets from operations	$258,027	$459,866	$76,108	$54,012

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	CS4	FL1	FL2	FL3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$497,039	$69,649	$107,009
Mortality and expense risk charges	(19,196)	(690,132)	(134,478)	(935,801)
Distribution and administrative expense charges	(2,304)	(82,816)	(16,137)	(112,296)
Net investment income (loss)	$(21,500)	$(275,909)	$(80,966)	$(941,088)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$118,640	$4,034,252	$1,208,519	$2,910,123
Realized gain distributions		4,234,797	60,363
Net realized gains (losses)	$118,640	$8,269,049	$1,268,882	$2,910,123

Net unrealized appreciation (depreciation) on investments:
End of year	$142,880	$8,409,664	$3,408,707	$11,505,528
Beginning of year	184,763	11,825,195	3,181,218	10,318,416
Change in unrealized appreciation (depreciation)	$(41,883)	$(3,415,531)	$227,489	$1,187,112

Realized and unrealized gains (losses)	$76,757	$4,853,518	$1,496,371	$4,097,235
Increase (Decrease) in net assets from operations	$55,257	$4,577,609	$1,415,405	$3,156,147

	FTG	FTI	GS2	GS3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$101,745	$93,601	$36,930	$148,536
Mortality and expense risk charges	(112,198)	(104,040)	(81,285)	(186,629)
Distribution and administrative expense charges	(13,464)	(12,485)	(9,754)	(22,395)
Net investment income (loss)	$(23,917)	$(22,924)	$(54,109)	$(60,488)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$428,911	$601,120	$544,303	$531,536
Realized gain distributions	283,455		403,113
Net realized gains (losses)	$712,366	$601,120	$947,416	$531,536

Net unrealized appreciation (depreciation) on investments:
End of year	$1,690,360	$1,883,718	$258,588	$3,327,154
Beginning of year	948,349	997,746	573,296	2,258,988
Change in unrealized appreciation (depreciation)	$742,011	$885,972	$(314,708)	$1,068,166

Realized and unrealized gains (losses)	$1,454,377	$1,487,092	$632,708	$1,599,702
Increase (Decrease) in net assets from operations	$1,430,460	$1,464,168	$578,599	$1,539,214

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	GS4	GS5	GS7	JP1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$132,438	$135,279	$4,064	$84,987
Mortality and expense risk charges	(91,622)	(109,362)	(41,772)	(105,181)
Distribution and administrative expense charges	(10,995)	(13,123)	(5,013)	(12,622)
Net investment income (loss)	$29,821	$12,794	$(42,721)	$(32,816)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$655,826	$486,860	$153,176	$(186,004)
Realized gain distributions	318,286
Net realized gains (losses)	$974,112	$486,860	$153,176	$(186,004)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,350,003	$2,791,798	$517,862	$857,435
Beginning of year	956,788	1,701,534	407,224	(443,924)
Change in unrealized appreciation (depreciation)	$393,215	$1,090,264	$110,638	$1,301,359

Realized and unrealized gains (losses)	$1,367,327	$1,577,124	$263,814	$1,115,355
Increase (Decrease) in net assets from operations	$1,397,148	$1,589,918	$221,093	$1,082,539

	JP2	JP3	SB1	SB2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$44,303	$	$6,847	$8,550
Mortality and expense risk charges	(54,294)	(76,625)	(7,448)	(7,083)
Distribution and administrative expense charges	(6,515)	(9,195)	(894)	(850)
Net investment income (loss)	$(16,506)	$(85,820)	$(1,495)	$617

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$454,680	$393,907	$134,342	$31,916
Realized gain distributions		178,976	18,929	12,154
Net realized gains (losses)	$454,680	$572,883	$153,271	$44,070

Net unrealized appreciation (depreciation) on investments:
End of year	$1,342,272	$988,691	$63,190	$119,570
Beginning of year	970,767	785,133	120,325	75,566
Change in unrealized appreciation (depreciation)	$371,505	$203,558	$(57,135)	$44,004

Realized and unrealized gains (losses)	$826,185	$776,441	$96,136	$88,074
Increase (Decrease) in net assets from operations	$809,679	$690,621	$94,641	$88,691

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	SB3	SB4	LA1	LA2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$113,314	$45,968	$2,188,469	$515,759
Mortality and expense risk charges	(29,494)	(28,680)	(2,457,911)	(1,480,880)
Distribution and administrative expense charges	(3,539)	(3,442)	(294,949)	(177,706)
Net investment income (loss)	$80,281	$13,846	$(564,391)	$(1,142,827)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$25,979	$137,102	$7,404,376	$7,899,376
Realized gain distributions	2,063	40,110	5,864,421	8,036,136
Net realized gains (losses)	$28,042	$177,212	$13,268,797	$15,935,512

Net unrealized appreciation (depreciation) on investments:
End of year	$(101,235)	$254,736	$35,997,121	$19,264,007
Beginning of year	(69,974)	192,243	22,639,523	23,511,063
Change in unrealized appreciation (depreciation)	$(31,261)	$62,493	$13,357,598	$(4,247,056)

Realized and unrealized gains (losses)	$(3,219)	$239,705	$26,626,395	$11,688,456
Increase (Decrease) in net assets from operations	$77,062	$253,551	$26,062,004	$10,545,629

	LA3	CAS	EGS	GSS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$31,222	$18,926	$	$1,432,766
Mortality and expense risk charges	(97,781)	(118,515)	(244,091)	(364,249)
Distribution and administrative expense charges	(11,734)	(14,222)	(29,291)	(43,710)
Net investment income (loss)	$(78,293)	$(113,811)	$(273,382)	$1,024,807

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,043,180	$(323,376)	$411,427	$(808,880)
Realized gain distributions	915,092
Net realized gains (losses)	$1,958,272	$(323,376)	$411,427	$(808,880)

Net unrealized appreciation (depreciation) on investments:
End of year	$887,717	$818,933	$3,742,353	$(1,091,469)
Beginning of year	1,206,195	(3,452)	2,758,327	(1,423,064)
Change in unrealized appreciation (depreciation)	$(318,478)	$822,385	$984,026	$331,595

Realized and unrealized gains (losses)	$1,639,794	$499,009	$1,395,453	$(477,285)
Increase (Decrease) in net assets from operations	$1,561,501	$385,198	$1,122,071	$547,522

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	HYS	M1A	M1B	MFC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,527,967	$	$	$983,165
Mortality and expense risk charges	(234,685)	(641,433)	(126,987)	(167,910)
Distribution and administrative expense charges	(28,162)	(76,972)	(15,239)	(20,149)
Net investment income (loss)	$1,265,120	$(718,405)	$(142,226)	$795,106

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(9,358)	$3,428,779	$264,941	$(10,551)
Realized gain distributions
Net realized gains (losses)	$(9,358)	$3,428,779	$264,941	$(10,551)

Net unrealized appreciation (depreciation) on investments:
End of year	$678,286	$10,577,947	$1,806,505	$423,463
Beginning of year	393,941	8,681,668	1,436,594	226,826
Change in unrealized appreciation (depreciation)	$284,345	$1,896,279	$369,911	$196,637

Realized and unrealized gains (losses)	$274,987	$5,325,058	$634,852	$186,086
Increase (Decrease) in net assets from operations	$1,540,107	$4,606,653	$492,626	$981,192

	MFD	MFE	MFF	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$276,837	$	$1,929,307
Mortality and expense risk charges	(18,154)	(135,774)	(29,296)	(1,149,540)
Distribution and administrative expense charges	(2,179)	(16,293)	(3,516)	(137,945)
Net investment income (loss)	$(20,333)	$124,770	$(32,812)	$641,822

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$52,246	$1,137,076	$277,018	$1,667,013
Realized gain distributions				2,937,440
Net realized gains (losses)	$52,246	$1,137,076	$277,018	$4,604,453

Net unrealized appreciation (depreciation) on investments:
End of year	$172,559	$4,444,408	$383,026	$7,936,900
Beginning of year	151,869	2,991,008	538,798	6,111,928
Change in unrealized appreciation (depreciation)	$20,690	$1,453,400	$(155,772)	$1,824,972

Realized and unrealized gains (losses)	$72,936	$2,590,476	$121,246	$6,429,425
Increase (Decrease) in net assets from operations	$52,603	$2,715,246	$88,434	$7,071,247

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	MFK		MFL	MIS	MIT
	Sub-Account		Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$1,018,664	$41,257	$20,832	$174,374
Mortality and expense risk charges		(294,820)	(85,855)	(282,586)	(276,216)
Distribution and administrative expense charges		(35,378)	(10,303)	(33,910)	(33,146)
Net investment income (loss)		$688,466	$(54,901)	$(295,664)	$(134,988)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$(537,081)	$225,695	$(146,337)	$259,058
Realized gain distributions
Net realized gains (losses)		$(537,081)	$225,695	$(146,337)	$259,058

Net unrealized appreciation (depreciation) on investments:
End of year		$(950,965)	$1,572,460	$2,869,557	$4,283,343
Beginning of year		(1,168,174)	1,046,707	1,179,928	2,094,975
Change in unrealized appreciation (depreciation)		$217,209	$525,753	$1,689,629	$2,188,368

Realized and unrealized gains (losses)		$(319,872)	$751,448	$1,543,292	$2,447,426
Increase (Decrease) in net assets from operations		$368,594	$696,547	$1,247,628	$2,312,438

	MMS		NWD	TRS	UTS
	Sub-Account		Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$102,690	$	$1,320,862	$983,830
Mortality and expense risk charges		(28,373)	(455,064)	(618,809)	(433,568)
Distribution and administrative expense charges		(3,405)	(54,608)	(74,257)	(52,028)
Net investment income (loss)		$70,912	$(509,672)	$627,796	$498,234

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$		$3,309,058	$1,157,335	$3,193,209
Realized gain distributions				1,862,747
Net realized gains (losses)	$		$3,309,058	$3,020,082	$3,193,209

Net unrealized appreciation (depreciation) on investments:
End of year	$		$10,855,034	$6,261,339	$15,656,609
Beginning of year			9,780,776	5,140,790	10,303,976
Change in unrealized appreciation (depreciation)	$		$1,074,258	$1,120,549	$5,352,633

Realized and unrealized gains (losses)	$		$4,383,316	$4,140,631	$8,545,842
Increase (Decrease) in net assets from operations		$70,912	$3,873,644	$4,768,427	$9,044,076

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	OP1	OP2	OP3	OP4
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$20,735	$	$	$22,521
Mortality and expense risk charges	(52,968)	(109,046)	(30,502)	(16,350)
Distribution and administrative expense charges	(6,356)	(13,086)	(3,660)	(1,962)
Net investment income (loss)	$(38,589)	$(122,132)	$(34,162)	$4,209

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$158,807	$330,825	$98,018	$(1,194)
Realized gain distributions	268,863	1,243,897	143,294	139,218
Net realized gains (losses)	$427,670	$1,574,722	$241,312	$138,024

Net unrealized appreciation (depreciation) on investments:
End of year	$705,845	$837,354	$560,729	$37,692
Beginning of year	553,396	1,386,803	245,227	81,436
Change in unrealized appreciation (depreciation)	$152,449	$(549,449)	$315,502	$(43,744)

Realized and unrealized gains (losses)	$580,119	$1,025,273	$556,814	$94,280
Increase (Decrease) in net assets from operations	$541,530	$903,141	$522,652	$98,489

	PHY	PMB	PRR	PTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$5,653,760	$3,489,122	$766,877	$4,683,319
Mortality and expense risk charges	(1,170,438)	(937,356)	(245,640)	(1,512,684)
Distribution and administrative expense charges	(140,453)	(112,483)	(29,477)	(181,522)
Net investment income (loss)	$4,342,869	$2,439,283	$491,760	$2,989,113

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,698,575	$1,340,236	$81,098	$(503,720)
Realized gain distributions		872,647	458,864	573,025
Net realized gains (losses)	$1,698,575	$2,212,883	$539,962	$69,305

Net unrealized appreciation (depreciation) on investments:
End of year	$2,518,923	$3,569,613	$(992,281)	$(2,635,969)
Beginning of year	2,842,413	3,558,357	213,187	(1,840,115)
Change in unrealized appreciation (depreciation)	$(323,490)	$11,256	$(1,205,468)	$(795,854)

Realized and unrealized gains (losses)	$1,375,085	$2,224,139	$(665,506)	$(726,549)
Increase (Decrease) in net assets from operations	$5,717,954	$4,663,422	$(173,746)	$2,262,564

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
	RX1	RX2	SC1		SC2
	Sub-Account	Sub-Account	Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$11,547	$		$3,645,603	$2,089,061
Mortality and expense risk charges	(15,389)	(16,918)		(1,112,270)	(546,391)
Distribution and administrative expense charges	(1,847)	(2,030)		(133,472)	(65,567)
Net investment income (loss)	$(5,689)	$(18,948)		$2,399,861	$1,477,103

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$174,412	$63,775	$		$28,514
Realized gain distributions					451,871
Net realized gains (losses)	$174,412	$63,775	$		$480,385

Net unrealized appreciation (depreciation) on investments:
End of year	$226,045	$155,195	$		$(798,231)
Beginning of year	238,227	158,053			(278,563)
Change in unrealized appreciation (depreciation)	$(12,182)	$(2,858)	$		$(519,668)

Realized and unrealized gains (losses)	$162,230	$60,917	$		$(39,283)
Increase (Decrease) in net assets from operations	$156,541	$41,969		$2,399,861	$1,437,820

	SC3	SC5	SC7		SCB
	Sub-Account	Sub-Account	Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$1,277,699	$		$376,544	$
Mortality and expense risk charges	(1,099,834)	(1,195,808)		(695,586)	(1,159,297)
Distribution and administrative expense charges	(131,980)	(143,497)		(83,470)	(139,116)
Net investment income (loss)	$45,885	$(1,339,305)		$(402,512)	$(1,298,413)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$11,391,089	$6,772,073		$3,340,481	$5,896,941
Realized gain distributions	3,459,021	14,135,129			3,251,622
Net realized gains (losses)	$14,850,110	$20,907,202		$3,340,481	$9,148,563

Net unrealized appreciation (depreciation) on investments:
End of year	$27,964,152	$17,216,049		$15,705,532	$12,215,114
Beginning of year	17,775,846	28,964,700		12,087,553	10,547,153
Change in unrealized appreciation (depreciation)	$10,188,306	$(11,748,651)		$3,617,979	$1,667,961

Realized and unrealized gains (losses)	$25,038,416	$9,158,551		$6,958,460	$10,816,524
Increase (Decrease) in net assets from operations	$25,084,301	$7,819,246		$6,555,948	$9,518,111

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Operations - Year Ended December 31, 2006 - continued
SCM
Sub-Account
Income and Expenses:
Dividend income	$30,085
Mortality and expense risk charges	(31,501)
Distribution and administrative expense charges	(3,780)
Net investment income (loss)	$(5,196)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(51,619)
Realized gain distributions	6,462
Net realized gains (losses)	$(45,157)

Net unrealized appreciation (depreciation) on investments:
End of year	$158,422
Beginning of year	(272,701)
Change in unrealized appreciation (depreciation)	$431,123

Realized and unrealized gains (losses)	$385,966
Increase (Decrease) in net assets from operations	$380,770

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets
		AG2				AG3				AI1				AI2				AI3
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(5,999)		$(17,324)		$(6,292)		$(2,630)		$(581,716)		$(390,521)		$(139,687)		$(440,220)		$(291,202)		$(11,275)
Net realized gains (losses)		272,616		19,195		49,003		21,623		1,227,163		(1,172,331)		7,359,921		(298,549)		297,659		(1,528,253)
Net unrealized gains (losses)		(205,585)		44,719		23,822		(5,895)		(175,750)		3,357,015		(5,299,183)		2,311,090		4,392,076		2,636,856
Increase (Decrease) in net assets from operations		$61,032		$46,590		$66,533		$13,098		$469,697		$1,794,163		$1,921,051		$1,572,321		$4,398,533		$1,097,328

Participant Transactions:
Accumulation Activity:
Purchase payments received		$872		$2,573		$1,283		$25,806		$421,519		$295,335		$38,361		$325,709		$507,261		$373,138
Net transfers between Sub-Accounts and Fixed Account		(995,279)		(18,378)		198,962		(74,789)		25,688,175		(2,694,558)		(29,473,806)		(3,097,369)		2,641,356		(2,883,398)
Withdrawals, surrenders, annuitizations and
contract charges		(10,071)		(29,163)		(119,516)		(2,208)		(6,743,370)		(3,311,936)		(1,582,918)		(3,781,102)		(4,571,367)		(3,791,772)
Net accumulation activity		$(1,004,478)		$(44,968)		$80,729		$(51,191)		$19,366,324		$(5,711,159)		$(31,018,363)		$(6,552,762)		$(1,422,750)		$(6,302,032)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$			$27,164	$		$		$
Annuity payments and contract charges		(311)		(860)						(9,933)		(12,553)		(10,426)		(22,564)		(10,462)		(25,011)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		278		(221)						4,990		(990)		9,976		(1,680)		(1,209)		(1,146)
Net annuitization activity		$(33)		$(1,081)	$		$			$(4,943)		$(13,543)		$26,714		$(24,244)		$(11,671)		$(26,157)
Increase (Decrease) in net assets from participant owner transactions		$(1,004,511)		$(46,049)		$80,729		$(51,191)		$19,361,381		$(5,724,702)		$(30,991,649)		$(6,577,006)		$(1,434,421)		$(6,328,189)

Increase (Decrease) in net assets		$(943,479)		$541		$147,262		$(38,093)		$19,831,078		$(3,930,539)		$(29,070,598)		$(5,004,685)		$2,964,112		$(5,230,861)

Net Assets:
Beginning of year		$943,479		$942,938		$401,916		$440,009		$27,382,457		$31,312,996		$29,070,598		$34,075,283		$30,162,342		$35,393,203
End of year	$			$943,479		$549,178		$401,916		$47,213,535		$27,382,457	$			$29,070,598		$33,126,454		$30,162,342

Unit Transactions:
Beginning of year		79,268		83,335		33,532		37,182		3,329,705		4,032,429		4,786,871		5,955,627		3,571,932		4,307,659
Purchased		21		262		93		1,981		53,431		38,267		7,970		60,375		62,695		39,955
Transferred between Sub-Accounts and Fixed
Accumulation Account		(78,615)		(1,889)		14,240		(5,445)		2,761,814		(311,001)		(4,552,102)		(566,030)		322,404		(345,895)
Withdrawn, Surrendered and Annuitized		(674)		(2,440)		(9,380)		(186)		(755,751)		(429,990)		(242,739)		(663,101)		(505,725)		(429,787)
End of year				79,268		38,485		33,532		5,389,199		3,329,705				4,786,871		3,451,306		3,571,932

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		AI4				AI5				AI7				AI8				AI9
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(166,319)		$(257,209)		$27,451		$(34,731)		$(28,670)		$(16,845)		$(9,904)		$(9,639)		$273		$(2,159)
Net realized gains (losses)		4,344,989		1,899,878		1,082,197		43,198		78,862		18,439		225,006		45,392		33,073		1,817
Net unrealized gains (losses)		4,103,361		3,369,559		(860,396)		188,137		(31,787)		60,746		39,199		91,112		(23,538)		7,083
Increase (Decrease) in net assets from operations		$8,282,031		$5,012,228		$249,252		$196,604		$18,405		$62,340		$254,301		$126,865		$9,808		$6,741

Participant Transactions:
Accumulation Activity:
Purchase payments received		$203,124		$261,764		$57,641		$9,341		$6,803		$8,651		$9,582		$788		$1,442		$3,450
Net transfers between Sub-Accounts and Fixed Account		(1,288,450)		(319,487)		(5,208,649)		(314,663)		857,820		(20,011)		69,298		(97,642)		(201,742)		2,766
Withdrawals, surrenders, annuitizations and contract charges		(4,612,894)		(3,888,393)		(126,863)		(364,568)		(59,133)		(23,251)		(126,564)		(17,206)		(12,092)		(11,038)
Net accumulation activity		$(5,698,220)		$(3,946,116)		$(5,277,871)		$(669,890)		$805,490		$(34,611)		$(47,684)		$(114,060)		$(212,392)		$(4,822)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges		(15,312)		(27,271)						(1,650)		(1,003)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(4,040)		(2,256)						(1,388)		(262)
Net annuitization activity		$(19,352)		$(29,527)	$		$			$(3,038)		$(1,265)	$		$		$		$
Increase (Decrease) in net assets from participant owner transactions		$(5,717,572)		$(3,975,643)		$(5,277,871)		$(669,890)		$802,452		$(35,876)		$(47,684)		$(114,060)		$(212,392)		$(4,822)

Increase (Decrease) in net assets		$2,564,459		$1,036,585		$(5,028,619)		$(473,286)		$820,857		$26,464		$206,617		$12,805		$(202,584)		$1,919

Net Assets:
Beginning of year		$34,228,788		$33,192,203		$5,028,619		$5,501,905		$988,051		$961,587		$902,989		$890,184		$202,584		$200,665
End of year		$36,793,247		$34,228,788	$			$5,028,619		$1,808,908		$988,051		$1,109,606		$902,989	$			$202,584

Unit Transactions:
Beginning of year		3,163,208		3,574,144		619,108		705,233		80,171		83,459		55,782		63,338		16,726		17,199
Purchased		17,669		27,135		677		1,199		494		644		524		56				262
Transferred between Sub-Accounts and Fixed
Accumulation Account		(112,178)		(47,746)		(604,649)		(40,656)		65,151		(2,370)		3,725		(6,506)		(15,882)		227
Withdrawn, Surrendered and Annuitized		(374,193)		(390,325)		(15,136)		(46,668)		(4,476)		(1,562)		(6,305)		(1,106)		(844)		(962)
End of year		2,694,506		3,163,208				619,108		141,340		80,171		53,726		55,782				16,726

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		IV1				IV2			SGI				AL1				AL2
		Sub-Account				Sub-Account			Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005	2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(35,750)		$(30,408)		$(67,942)		$(56,906)	$8,519,526		$1,049,059		$(403,453)		$(438,580)		$(26,820)		$(84,740)
Net realized gains (losses)		342,942		168,246		354,553		168,053	61,661,257		26,864,840		(1,266,944)		(3,788,943)		(852,448)		(1,634,739)
Net unrealized gains (losses)		69,087		42,058		209,989		37,485	(34,426,245)		(147,962)		2,474,634		7,478,076		2,095,235		2,066,911
Increase (Decrease) in net assets from operations		$376,279		$179,896		$496,600		$148,632	$35,754,538		$27,765,937		$804,237		$3,250,553		$1,215,967		$347,432

Participant Transactions:
Accumulation Activity:
Purchase payments received		$37,353		$8,524		$24,242		$17,022	$2,327,977		$3,430,260		$280,971		$192,674		$305,107		$87,777
Net transfers between Sub-Accounts and Fixed Account		1,110,219		(45,837)		1,216,329		117,647	(8,426,715)		6,036,914		(4,659,019)		(6,525,769)		(1,509,450)		(2,329,145)
Withdrawals, surrenders, annuitizations and contract charges		(331,202)		(142,030)		(426,641)		(261,566)	(18,295,334)		(13,398,287)		(4,328,401)		(4,003,414)		(3,307,113)		(3,405,377)
Net accumulation activity		$816,370		$(179,343)		$813,930		$(126,897)	$(24,394,072)		$(3,931,113)		$(8,706,449)		$(10,336,509)		$(4,511,456)		$(5,646,745)

Annuitization Activity:
Annuitizations	$		$		$		$		$5,470	$		$		$		$		$
Annuity payments and contract charges		(125)							(25,667)		(20,910)		(5,426)		(23,708)		(3,690)		(46,263)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(336)							3,518		1,821		(44,845)		42,297		(223,441)		218,958
Net annuitization activity		$(461)	$		$		$		$(16,679)		$(19,089)		$(50,271)		$18,589		$(227,131)		$172,695
Increase (Decrease) in net assets from participant owner transactions		$815,909		$(179,343)		$813,930		$(126,897)	$(24,410,751)		$(3,950,202)		$(8,756,720)		$(10,317,920)		$(4,738,587)		$(5,474,050)

Increase (Decrease) in net assets		$1,192,188		$553		$1,310,530		$21,735	$11,343,787		$23,815,735		$(7,952,483)		$(7,067,367)		$(3,522,620)		$(5,126,618)

Net Assets:
Beginning of year		$2,088,498		$2,087,945		$3,798,024		$3,776,289	$166,549,996		$142,734,261		$34,643,303		$41,710,670		$21,427,920		$26,554,538
End of year		$3,280,686		$2,088,498		$5,108,554		$3,798,024	$177,893,783		$166,549,996		$26,690,820		$34,643,303		$17,905,300		$21,427,920

Unit Transactions:
Beginning of year		212,624		236,847		375,781		390,021	6,745,856		6,913,520		4,056,460		5,448,196		2,233,544		2,847,367
Purchased		3,948		989		2,216		1,479	84,311		156,526		28,205		20,081		36,575		9,300
Transferred between Sub-Accounts and Fixed
Accumulation Account		119,228		(8,696)		121,212		12,908	(321,860)		280,579		(636,277)		(918,772)		(167,624)		(255,118)
Withdrawn, Surrendered and Annuitized		(33,825)		(16,516)		(42,327)		(28,627)	(658,547)		(604,769)		(464,789)		(493,045)		(344,632)		(368,005)
End of year		301,975		212,624		456,882		375,781	5,849,760		6,745,856		2,983,599		4,056,460		1,757,863		2,233,544

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	AL3			AN1				AN2				AN3			AN4
	Sub-Account			Sub-Account				Sub-Account				Sub-Account			Sub-Account
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	December 31,		December 31,	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,
	2006		2005	2006		2005		2006		2005		2006		2005	2006		2005
Operations:
Net investment income (loss)	$(97,399)		$(104,524)	$(157,816)		$(164,203)		$(28,965)		$(29,195)		$(119,399)		$(75,423)	$(130,368)		$(107,922)
Net realized gains (losses)	528,390		71,305	1,137,201		284,147		136,798		24,731		5,155,115		2,802,707	2,061,879		798,065
Net unrealized gains (losses)	700,676		1,047,427	(1,507,595)		1,249,689		(2,621)		41,420		(20,758)		(1,552,866)	1,280,043		978,834
Increase (Decrease) in net assets from operations	$1,131,667		$1,014,208	$(528,210)		$1,369,633		$105,212		$36,956		$5,014,958		$1,174,418	$3,211,554		$1,668,977

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,124		$34,390	$131,771		$72,077		$8,097		$23,960		$562,640		$277,663	$81,306		$74,444
Net transfers between Sub-Accounts and Fixed Account	(930,852)		(645,380)	(2,210,201)		1,818		(275,687)		45,011		(4,155,393)		(963,228)	4,564,469		3,724,408
Withdrawals, surrenders, annuitizations and contract charges	(1,005,075)		(830,079)	(1,338,274)		(913,092)		(276,589)		(102,721)		(4,437,619)		(8,249,609)	(1,658,015)		(567,950)
Net accumulation activity	$(1,934,803)		$(1,441,069)	$(3,416,704)		$(839,197)		$(544,179)		$(33,750)		$(8,030,372)		$(8,935,174)	$2,987,760		$3,230,902

Annuitization Activity:
Annuitizations	$30,577	$		$26,177	$		$		$		$		$		$8,355	$
Annuity payments and contract charges	(10,581)		(14,805)	(6,083)								(666)		(989)	(9,306)		(6,774)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,592)		(889)	(482)								(541)		(314)	(885)		(680)
Net annuitization activity	$18,404		$(15,694)	$19,612	$		$		$			$(1,207)		$(1,303)	$(1,836)		$(7,454)
Increase (Decrease) in net assets from participant owner transactions	$(1,916,399)		$(1,456,763)	$(3,397,092)		$(839,197)		$(544,179)		$(33,750)		$(8,031,579)		$(8,936,477)	$2,985,924		$3,223,448

Increase (Decrease) in net assets	$(784,732)		$(442,555)	$(3,925,302)		$530,436		$(438,967)		$3,206		$(3,016,621)		$(7,762,059)	$6,197,478		$4,892,425

Net Assets:
Beginning of year	$7,178,774		$7,621,329	$12,415,411		$11,884,975		$2,103,260		$2,100,054		$38,489,570		$46,251,629	$11,511,506		$6,619,081
End of year	$6,394,042		$7,178,774	$8,490,109		$12,415,411		$1,664,293		$2,103,260		$35,472,949		$38,489,570	$17,708,984		$11,511,506

Unit Transactions:
Beginning of year	831,703		1,007,491	1,388,649		1,506,718		281,537		281,520		3,615,241		4,469,640	679,808		465,307
Purchased	125		4,122	15,049		8,069		1,075		3,458		49,029		25,929	4,177		4,851
Transferred between Sub-Accounts and Fixed
Accumulation Account	(96,084)		(76,591)	(282,901)		(13,306)		(37,204)		12,046		(383,142)		(84,976)	241,536		248,715
Withdrawn, Surrendered and Annuitized	(101,786)		(103,319)	(155,354)		(112,832)		(39,779)		(15,487)		(394,661)		(795,352)	(87,881)		(39,065)
End of year	633,958		831,703	965,443		1,388,649		205,629		281,537		2,886,467		3,615,241	837,640		679,808

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		AN5				CS1				CS2				CS3				CS4
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(42,958)		$(32,693)		$(15,878)		$(8,042)		$(1,899)		$(2,834)		$(6,322)		$(5,769)		$(21,500)		$(26,561)
Net realized gains (losses)		306,259		231,019		375,458		69,445		45,121		(39,899)		21,150		(74,226)		118,640		77,368
Net unrealized gains (losses)		(5,274)		(153,994)		100,286		252,731		32,886		118,998		39,184		134,509		(41,883)		(144,006)
Increase (Decrease) in net assets from operations		$258,027		$44,332		$459,866		$314,134		$76,108		$76,265		$54,012		$54,514		$55,257		$(93,199)

Participant Transactions:
Accumulation Activity:
Purchase payments received		$36,990		$21,914	$			$370	$			$204		$299		$750		$11,205		$4,521
Net transfers between Sub-Accounts and Fixed Account		(485,693)		452,687		711,114		130,671		36,785		(18,655)		80,837		9,288		(110,670)		61,037
Withdrawals, surrenders, annuitizations and contract charges		(304,973)		(237,577)		(339,735)		(113,808)		(204,875)		(44,892)		(92,812)		(107,651)		(287,966)		(395,293)
Net accumulation activity		$(753,676)		$237,024		$371,379		$17,233		$(168,090)		$(63,343)		$(11,676)		$(97,613)		$(387,431)		$(329,735)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges		(1,836)		(1,671)		(6,305)		(3,807)		(153)		(130)		(1,259)		(1,123)		(221)		(221)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(4,835)		(397)		(1,355)		(872)		(24)		(20)		(616)		(616)		(52)		(28)
Net annuitization activity		$(6,671)		$(2,068)		$(7,660)		$(4,679)		$(177)		$(150)		$(1,875)		$(1,739)		$(273)		$(249)
Increase (Decrease) in net assets from participant owner transactions		$(760,347)		$234,956		$363,719		$12,554		$(168,267)		$(63,493)		$(13,551)		$(99,352)		$(387,704)		$(329,984)

Increase (Decrease) in net assets		$(502,320)		$279,288		$823,585		$326,688		$(92,159)		$12,772		$40,461		$(44,838)		$(332,447)		$(423,183)

Net Assets:
Beginning of year		$3,123,620		$2,844,332		$1,583,158		$1,256,470		$539,183		$526,411		$447,759		$492,597		$1,723,614		$2,146,797
End of year		$2,621,300		$3,123,620		$2,406,743		$1,583,158		$447,024		$539,183		$488,220		$447,759		$1,391,167		$1,723,614

Unit Transactions:
Beginning of year		278,179		264,939		81,847		80,296		47,318		53,306		36,326		45,514		159,999		191,347
Purchased		1,921		1,941										67		84		1,041		474
Transferred between Sub-Accounts and Fixed
Accumulation Account		(40,138)		34,886		27,743		9,416		3,398		(1,647)		6,950		742		(9,127)		6,116
Withdrawn, Surrendered and Annuitized		(23,944)		(23,587)		(17,778)		(7,865)		(16,908)		(4,341)		(7,595)		(10,014)		(26,967)		(37,938)
End of year		216,018		278,179		91,812		81,847		33,808		47,318		35,748		36,326		124,946		159,999

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
	FL1				FL2				FL3				FTG				FTI
	Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)	$(275,909)		$(575,017)		$(80,966)		$(89,584)		$(941,088)		$(846,895)		$(23,917)		$(31,828)		$(22,924)		$(20,390)
Net realized gains (losses)	8,269,049		2,079,526		1,268,882		932,596		2,910,123		1,547,373		712,366		198,638		601,120		406,370
Net unrealized gains (losses)	(3,415,531)		4,233,316		227,489		588,534		1,187,112		1,642,680		742,011		281,664		885,972		117,478
Increase (Decrease) in net assets from operations	$4,577,609		$5,737,825		$1,415,405		$1,431,546		$3,156,147		$2,343,158		$1,430,460		$448,474		$1,464,168		$503,458

Participant Transactions:
Accumulation Activity:
Purchase payments received	$489,044		$412,829		$113,122		$43,047		$940,836		$1,349,983		$58,982		$61,802		$73,097		$106,570
Net transfers between Sub-Accounts and Fixed Account	6,806,444		7,421,916		446,205		(721,404)		5,708,899		(825,751)		1,402,048		1,955,804		2,248,512		1,706,323
Withdrawals, surrenders, annuitizations and contract charges	(5,160,520)		(3,450,744)		(1,465,047)		(861,127)		(8,023,181)		(5,736,002)		(615,858)		(549,664)		(863,957)		(808,635)
Net accumulation activity	$2,134,968		$4,384,001		$(905,720)		$(1,539,484)		$(1,373,446)		$(5,211,770)		$845,172		$1,467,942		$1,457,652		$1,004,258

Annuitization Activity:
Annuitizations	$10,540	$		$		$		$		$		$		$		$		$
Annuity payments and contract charges	(3,593)		(2,672)		(1,569)				(5,756)		(5,616)		(1,160)		(1,075)		(867)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,382)		(613)		(86)				823		142		(443)		(227)		(380)
Net annuitization activity	$5,565		$(3,285)		$(1,655)	$			$(4,933)		$(5,474)		$(1,603)		$(1,302)		$(1,247)	$
Increase (Decrease) in net assets from participant owner transactions	$2,140,533		$4,380,716		$(907,375)		$(1,539,484)		$(1,378,379)		$(5,217,244)		$843,569		$1,466,640		$1,456,405		$1,004,258

Increase (Decrease) in net assets	$6,718,142		$10,118,541		$508,030		$(107,938)		$1,777,768		$(2,874,086)		$2,274,029		$1,915,114		$2,920,573		$1,507,716

Net Assets:
Beginning of year	$45,777,748		$35,659,207		$9,371,943		$9,479,881		$65,376,984		$68,251,070		$6,741,828		$4,826,714		$6,341,480		$4,833,764
End of year	$52,495,890		$45,777,748		$9,879,973		$9,371,943		$67,154,752		$65,376,984		$9,015,857		$6,741,828		$9,262,053		$6,341,480

Unit Transactions:
Beginning of year	3,226,194		2,876,581		786,753		931,307		7,227,275		7,870,040		400,641		307,055		369,103		305,720
Purchased	31,982		31,399		9,356		4,372		101,038		149,615		3,251		3,875		3,901		6,680
Transferred between Sub-Accounts and Fixed
Accumulation Account	465,999		583,198		30,863		(67,804)		640,292		(107,063)		74,533		123,503		121,346		105,820
Withdrawn, Surrendered and Annuitized	(349,152)		(264,984)		(115,315)		(81,122)		(890,689)		(685,317)		(33,258)		(33,792)		(45,784)		(49,117)
End of year	3,375,023		3,226,194		711,657		786,753		7,077,916		7,227,275		445,167		400,641		448,566		369,103

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		GS2				GS3				GS4				GS5				GS7
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(54,109)		$(75,044)		$(60,488)		$(106,731)		$29,821		$10,945		$12,794		$(94,270)		$(42,721)		$(43,332)
Net realized gains (losses)		947,416		1,046,020		531,536		196,408		974,112		187,446		486,860		8,249		153,176		195,692
Net unrealized gains (losses)		(314,708)		(708,370)		1,068,166		571,248		393,215		(40,868)		1,090,264		979,422		110,638		(141,929)
Increase (Decrease) in net assets from operations		$578,599		$262,606		$1,539,214		$660,925		$1,397,148		$157,523		$1,589,918		$893,401		$221,093		$10,431

Participant Transactions:
Accumulation Activity:
Purchase payments received		$1,407		$88,388		$62,504		$274,662		$53,821		$21,939		$114,949		$67,007		$28,131		$16,402
Net transfers between Sub-Accounts and Fixed Account		(595,295)		655,153		288,515		(560,618)		1,968,066		610,238		(246,258)		(1,320,023)		282,650		(442,436)
Withdrawals, surrenders, annuitizations and contract charges		(1,021,465)		(896,329)		(2,368,953)		(1,992,983)		(1,561,076)		(1,166,095)		(931,393)		(854,248)		(268,632)		(690,867)
Net accumulation activity		$(1,615,353)		$(152,788)		$(2,017,934)		$(2,278,939)		$460,811		$(533,918)		$(1,062,702)		$(2,107,264)		$42,149		$(1,116,901)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges		(1,359)		(1,274)		(15,004)		(28,487)						(3,215)		(2,760)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(1,025)		(612)		(123,471)		118,370		(1)		(1)		(1,221)		(796)
Net annuitization activity		$(2,384)		$(1,886)		$(138,475)		$89,883		$(1)		$(1)		$(4,436)		$(3,556)	$		$
Increase (Decrease) in net assets from participant owner transactions		$(1,617,737)		$(154,674)		$(2,156,409)		$(2,189,056)		$460,810		$(533,919)		$(1,067,138)		$(2,110,820)		$42,149		$(1,116,901)

Increase (Decrease) in net assets		$(1,039,138)		$107,932		$(617,195)		$(1,528,131)		$1,857,958		$(376,396)		$522,780		$(1,217,419)		$263,242		$(1,106,470)

Net Assets:
Beginning of year		$6,771,886		$6,663,954		$14,963,423		$16,491,554		$6,675,346		$7,051,742		$8,397,043		$9,614,462		$3,027,975		$4,134,445
End of year		$5,732,748		$6,771,886		$14,346,228		$14,963,423		$8,533,304		$6,675,346		$8,919,823		$8,397,043		$3,291,217		$3,027,975

Unit Transactions:
Beginning of year		412,887		421,700		1,374,302		1,604,359		598,426		643,199		771,158		993,729		326,430		444,078
Purchased		80		5,698		5,690		31,492		4,616		1,950		10,216		6,332		2,633		1,957
Transferred between Sub-Accounts and Fixed
Accumulation Account		(40,594)		41,445		30,902		(63,786)		154,295		59,619		(16,426)		(145,435)		28,246		(39,865)
Withdrawn, Surrendered and Annuitized		(56,620)		(55,956)		(201,976)		(197,763)		(129,799)		(106,342)		(76,513)		(83,468)		(26,964)		(79,740)
End of year		315,753		412,887		1,208,918		1,374,302		627,538		598,426		688,435		771,158		330,345		326,430

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		JP1				JP2				JP3				SB1				SB2
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(32,816)		$(13,158)		$(16,506)		$(23,718)		$(85,820)		$(91,860)		$(1,495)		$(3,938)		$617		$(1,189)
Net realized gains (losses)		(186,004)		(463,620)		454,680		55,318		572,883		1,007,920		153,271		12,412		44,070		6,999
Net unrealized gains (losses)		1,301,359		433,813		371,505		345,620		203,558		(810,627)		(57,135)		10,646		44,004		22,731
Increase (Decrease) in net assets from operations		$1,082,539		$(42,965)		$809,679		$377,220		$690,621		$105,433		$94,641		$19,120		$88,691		$28,541

Participant Transactions:
Accumulation Activity:
Purchase payments received		$92,909		$116,089		$2,836		$27,568		$24,193		$18,394		$1,500		$1,538	$			$42
Net transfers between Sub-Accounts and Fixed Account		149,698		(562,527)		(123,696)		(157,484)		(485,223)		8,576		(21,796)		53,322		(5,377)		7,434
Withdrawals, surrenders, annuitizations and contract charges		(2,215,113)		(1,572,361)		(640,016)		(847,991)		(855,381)		(795,472)		(244,657)		(91,950)		(117,829)		(55,120)
Net accumulation activity		$(1,972,506)		$(2,018,799)		$(760,876)		$(977,907)		$(1,316,411)		$(768,502)		$(264,953)		$(37,090)		$(123,206)		$(47,644)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges		(4,173)		(16,569)		(1,424)		(1,931)				(299)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(90,065)		87,573		(670)		(361)		(242)		(55)
Net annuitization activity		$(94,238)		$71,004		$(2,094)		$(2,292)		$(242)		$(354)	$		$		$		$
Increase (Decrease) in net assets from participant owner transactions		$(2,066,744)		$(1,947,795)		$(762,970)		$(980,199)		$(1,316,653)		$(768,856)		$(264,953)		$(37,090)		$(123,206)		$(47,644)

Increase (Decrease) in net assets		$(984,205)		$(1,990,760)		$46,709		$(602,979)		$(626,032)		$(663,423)		$(170,312)		$(17,970)		$(34,515)		$(19,103)

Net Assets:
Beginning of year		$8,730,509		$10,721,269		$4,290,845		$4,893,824		$5,962,869		$6,626,292		$694,460		$712,430		$582,749		$601,852
End of year		$7,746,304		$8,730,509		$4,337,554		$4,290,845		$5,336,837		$5,962,869		$524,148		$694,460		$548,234		$582,749

Unit Transactions:
Beginning of year		940,914		1,162,485		400,367		496,484		458,734		511,581		40,865		43,010		42,537		46,159
Purchased		8,708		12,544		277		2,658		1,963		1,296		86		95
Transferred between Sub-Accounts and Fixed
Accumulation Account		17,211		(65,556)		(8,520)		(12,112)		(35,347)		8,451		(731)		3,307		(257)		563
Withdrawn, Surrendered and Annuitized		(230,890)		(168,559)		(51,605)		(86,663)		(59,305)		(62,594)		(13,742)		(5,547)		(7,968)		(4,185)
End of year		735,943		940,914		340,519		400,367		366,045		458,734		26,478		40,865		34,312		42,537

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		SB3				SB4				LA1			LA2				LA3
		Sub-Account				Sub-Account				Sub-Account			Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005	2006		2005		2006		2005
Operations:
Net investment income (loss)		$80,281		$99,374		$13,846		$15,426		$(564,391)		$(1,034,008)	$(1,142,827)		$(1,169,831)		$(78,293)		$(62,762)
Net realized gains (losses)		28,042		134,345		177,212		98,215		13,268,797		14,746,624	15,935,512		10,706,605		1,958,272		569,206
Net unrealized gains (losses)		(31,261)		(200,467)		62,493		(49,178)		13,357,598		(11,040,394)	(4,247,056)		(2,772,631)		(318,478)		484,349
Increase (Decrease) in net assets from operations		$77,062		$33,252		$253,551		$64,463		$26,062,004		$2,672,222	$10,545,629		$6,764,143		$1,561,501		$990,793

Participant Transactions:
Accumulation Activity:
Purchase payments received	$			$39,305		$59,796		$46,244		$1,979,879		$2,200,942	$1,250,580		$1,788,758		$32,973		$17,326
Net transfers between Sub-Accounts and Fixed Account		(18,988)		176,086		(13,858)		112,522		(1,089,258)		3,741,624	(1,291,948)		5,352,429		1,923,111		776,214
Withdrawals, surrenders, annuitizations and contract charges		(888,145)		(403,534)		(1,301,008)		(655,495)		(22,836,123)		(17,591,187)	(11,849,052)		(10,081,227)		(710,785)		(323,098)
Net accumulation activity		$(907,133)		$(188,143)		$(1,255,070)		$(496,729)		$(21,945,502)		$(11,648,621)	$(11,890,420)		$(2,940,040)		$1,245,299		$470,442

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$7,688	$		$		$
Annuity payments and contract charges		(1,628)		(1,654)		(969)		(934)		(28,196)		(54,317)	(17,802)		(17,796)		(2,895)		(1,679)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(559)		(459)		(196)		(85)		(1,321)		(1,104)	842		48		(205)		(233)
Net annuitization activity		$(2,187)		$(2,113)		$(1,165)		$(1,019)		$(29,517)		$(55,421)	$(9,272)		$(17,748)		$(3,100)		$(1,912)
Increase (Decrease) in net assets from participant owner transactions		$(909,320)		$(190,256)		$(1,256,235)		$(497,748)		$(21,975,019)		$(11,704,042)	$(11,899,692)		$(2,957,788)		$1,242,199		$468,530

Increase (Decrease) in net assets		$(832,258)		$(157,004)		$(1,002,684)		$(433,285)		$4,086,985		$(9,031,820)	$(1,354,063)		$3,806,355		$2,803,700		$1,459,323

Net Assets:
Beginning of year		$2,927,433		$3,084,437		$3,258,897		$3,692,182		$179,639,968		$188,671,788	$108,021,104		$104,214,749		$5,368,719		$3,909,396
End of year		$2,095,175		$2,927,433		$2,256,213		$3,258,897		$183,726,953		$179,639,968	$106,667,041		$108,021,104		$8,172,419		$5,368,719

Unit Transactions:
Beginning of year		196,147		208,946		269,408		311,151		13,621,201		14,554,694	7,264,902		7,462,770		389,684		358,522
Purchased				2,599		4,851		3,873		140,454		168,708	80,799		125,223		1,606		1,444
Transferred between Sub-Accounts and Fixed
Accumulation Account		(1,305)		12,153		(1,315)		9,886		(81,862)		278,528	(78,341)		385,935		118,536		57,983
Withdrawn, Surrendered and Annuitized		(59,860)		(27,551)		(105,275)		(55,502)		(1,602,741)		(1,380,729)	(778,142)		(709,026)		(46,113)		(28,265)
End of year		134,982		196,147		167,669		269,408		12,077,052		13,621,201	6,489,218		7,264,902		463,713		389,684

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		CAS			EGS				GSS				HYS				M1A
		Sub-Account			Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(113,811)		$(99,223)		$(273,382)		$(317,203)		$1,024,807		$1,231,875		$1,265,120		$1,659,678		$(718,405)		$(709,448)
Net realized gains (losses)		(323,376)		(702,739)		411,427		(687,471)		(808,880)		(416,442)		(9,358)		432,165		3,428,779		2,155,270
Net unrealized gains (losses)		822,385		642,165		984,026		2,468,875		331,595		(502,032)		284,345		(1,992,168)		1,896,279		(106,009)
Increase (Decrease) in net assets from operations		$385,198		$(159,797)		$1,122,071		$1,464,201		$547,522		$313,401		$1,540,107		$99,675		$4,606,653		$1,339,813

Participant Transactions:
Accumulation Activity:
Purchase payments received		$56,555		$62,795		$112,764		$121,580		$272,035		$371,357		$166,226		$124,110		$727,123		$1,016,621
Net transfers between Sub-Accounts and Fixed Account		(541,101)		(1,763,803)		(2,091,941)		(1,918,708)		(2,110,263)		(2,028,305)		(145,029)		(3,262,638)		(972,736)		(1,788,335)
Withdrawals, surrenders, annuitizations and contract charges		(1,762,493)		(1,235,733)		(2,909,970)		(3,009,626)		(5,082,558)		(6,660,829)		(3,018,402)		(3,409,939)		(4,848,506)		(3,829,655)
Net accumulation activity		$(2,247,039)		$(2,936,741)		$(4,889,147)		$(4,806,754)		$(6,920,786)		$(8,317,777)		$(2,997,205)		$(6,548,467)		$(5,094,119)		$(4,601,369)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges		(4,376)		(7,686)		(11,437)		(16,534)		(10,240)		(10,499)		(11,149)		(12,683)		(5,038)		(4,665)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(19,729)		18,612		(34,758)		30,142		(522)		(598)		(1,984)		(1,248)		1,491		861
Net annuitization activity		$(24,105)		$10,926		$(46,195)		$13,608		$(10,762)		$(11,097)		$(13,133)		$(13,931)		$(3,547)		$(3,804)
Increase (Decrease) in net assets from participant owner transactions		$(2,271,144)		$(2,925,815)		$(4,935,342)		$(4,793,146)		$(6,931,548)		$(8,328,874)		$(3,010,338)		$(6,562,398)		$(5,097,666)		$(4,605,173)

Increase (Decrease) in net assets		$(1,885,946)		$(3,085,612)		$(3,813,271)		$(3,328,945)		$(6,384,026)		$(8,015,473)		$(1,470,231)		$(6,462,723)		$(491,013)		$(3,265,360)

Net Assets:
Beginning of year		$10,574,215		$13,659,827		$21,364,521		$24,693,466		$32,610,320		$40,625,793		$19,954,232		$26,416,955		$43,360,384		$46,625,744
End of year		$8,688,269		$10,574,215		$17,551,250		$21,364,521		$26,226,294		$32,610,320		$18,484,001		$19,954,232		$42,869,371		$43,360,384

Unit Transactions:
Beginning of year		1,463,097		1,891,535		2,774,869		3,432,360		2,528,616		3,177,865		1,596,264		2,128,350		4,043,848		4,509,615
Purchased		9,820		7,059		15,798		15,888		20,837		28,463		12,951		9,733		64,474		99,719
Transferred between Sub-Accounts and Fixed
Accumulation Account		(83,569)		(259,778)		(285,010)		(277,382)		(164,352)		(158,510)		(17,255)		(268,412)		(81,909)		(174,889)
Withdrawn, Surrendered and Annuitized		(238,221)		(175,719)		(367,217)		(395,997)		(394,566)		(519,202)		(233,581)		(273,407)		(444,147)		(390,597)
End of year		1,151,127		1,463,097		2,138,440		2,774,869		1,990,535		2,528,616		1,358,379		1,596,264		3,582,266		4,043,848

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		M1B				MFC				MFD				MFE			MFF
		Sub-Account				Sub-Account				Sub-Account				Sub-Account			Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005	2006		2005
Operations:
Net investment income (loss)		$(142,226)		$(122,490)		$795,106		$989,919		$(20,333)		$(21,888)		$124,770		$(57,566)	$(32,812)		$(37,715)
Net realized gains (losses)		264,941		104,916		(10,551)		3,467		52,246		70,563		1,137,076		817,705	277,018		105,555
Net unrealized gains (losses)		369,911		249,063		196,637		(1,009,417)		20,690		(87,153)		1,453,400		484,564	(155,772)		101,248
Increase (Decrease) in net assets from operations		$492,626		$231,489		$981,192		$(16,031)		$52,603		$(38,478)		$2,715,246		$1,244,703	$88,434		$169,088

Participant Transactions:
Accumulation Activity:
Purchase payments received		$107,908		$105,197		$545,282		$137,730		$12,675		$20,349		$258,251		$103,920	$11,507		$18,007
Net transfers between Sub-Accounts and Fixed Account		(284,559)		(498,141)		(677,708)		(1,568,586)		(41,914)		(381,136)		756,931		912,328	(752,546)		(179,705)
Withdrawals, surrenders, annuitizations and contract charges		(956,385)		(856,397)		(1,864,365)		(1,257,520)		(334,738)		(234,917)		(1,151,771)		(1,208,373)	(256,992)		(180,390)
Net accumulation activity		$(1,133,036)		$(1,249,341)		$(1,996,791)		$(2,688,376)		$(363,977)		$(595,704)		$(136,589)		$(192,125)	$(998,031)		$(342,088)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$10,850	$
Annuity payments and contract charges														(79)		(69)	(2,309)
Net transfers between Sub-Accounts
Adjustments to annuity reserves														(5)		(4)	(209)
Net annuitization activity	$		$		$		$		$		$			$(84)		$(73)	$8,332	$
Increase (Decrease) in net assets from participant owner transactions		$(1,133,036)		$(1,249,341)		$(1,996,791)		$(2,688,376)		$(363,977)		$(595,704)		$(136,673)		$(192,198)	$(989,699)		$(342,088)

Increase (Decrease) in net assets		$(640,410)		$(1,017,852)		$(1,015,599)		$(2,704,407)		$(311,374)		$(634,182)		$2,578,573		$1,052,505	$(901,265)		$(173,000)

Net Assets:
Beginning of year		$9,646,490		$10,664,342		$13,434,901		$16,139,308		$1,507,529		$2,141,711		$9,136,391		$8,083,886	$2,678,183		$2,851,183
End of year		$9,006,080		$9,646,490		$12,419,302		$13,434,901		$1,196,155		$1,507,529		$11,714,964		$9,136,391	$1,776,918		$2,678,183

Unit Transactions:
Beginning of year		1,009,270		1,147,235		1,040,497		1,255,887		159,853		228,056		666,466		683,728	256,526		296,488
Purchased		11,398		10,921		40,858		10,566		1,414		2,177		17,599		7,418	1,173		1,764
Transferred between Sub-Accounts and Fixed
Accumulation Account		(35,512)		(55,873)		(55,108)		(127,527)		(4,424)		(43,895)		41,882		68,002	(76,641)		(23,091)
Withdrawn, Surrendered and Annuitized		(98,148)		(93,013)		(139,467)		(98,429)		(36,724)		(26,485)		(75,956)		(92,682)	(25,007)		(18,635)
End of year		887,008		1,009,270		886,780		1,040,497		120,119		159,853		649,991		666,466	156,051		256,526

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		MFJ				MFK				MFL				MIS				MIT
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$641,822		$588,780		$688,466		$770,852		$(54,901)		$(40,988)		$(295,664)		$(240,964)		$(134,988)		$(113,681)
Net realized gains (losses)		4,604,453		3,519,715		(537,081)		(349,311)		225,695		159,019		(146,337)		(1,602,763)		259,058		(694,909)
Net unrealized gains (losses)		1,824,972		(3,312,047)		217,209		(301,556)		525,753		230,153		1,689,629		2,444,966		2,188,368		2,122,033
Increase (Decrease) in net assets from operations		$7,071,247		$796,448		$368,594		$119,985		$696,547		$348,184		$1,247,628		$601,239		$2,312,438		$1,313,443

Participant Transactions:
Accumulation Activity:
Purchase payments received		$1,090,389		$1,638,231		$279,240		$576,309		$27,120		$85,414		$154,740		$270,492		$238,065		$102,644
Net transfers between Sub-Accounts and Fixed Account		(1,721,121)		(213,763)		(1,392,306)		(1,238,079)		(225,981)		57,787		(1,650,238)		(2,813,214)		(965,063)		(1,758,858)
Withdrawals, surrenders, annuitizations and contract charges		(7,879,113)		(6,309,419)		(2,962,423)		(3,197,219)		(382,937)		(488,694)		(2,663,096)		(3,525,438)		(3,229,712)		(3,188,439)
Net accumulation activity		$(8,509,845)		$(4,884,951)		$(4,075,489)		$(3,858,989)		$(581,798)		$(345,493)		$(4,158,594)		$(6,068,160)		$(3,956,710)		$(4,844,653)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges		(28,940)		(28,477)		(825)		(847)		(4,680)		(4,198)		(8,570)		(8,313)		(13,316)		(17,696)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(2,502)		(1,884)		(27)		(36)		(210)		(219)		(1,039)		(997)		(4,035)		(2,839)
Net annuitization activity		$(31,442)		$(30,361)		$(852)		$(883)		$(4,890)		$(4,417)		$(9,609)		$(9,310)		$(17,351)		$(20,535)
Increase (Decrease) in net assets from participant owner transactions		$(8,541,287)		$(4,915,312)		$(4,076,341)		$(3,859,872)		$(586,688)		$(349,910)		$(4,168,203)		$(6,077,470)		$(3,974,061)		$(4,865,188)

Increase (Decrease) in net assets		$(1,470,040)		$(4,118,864)		$(3,707,747)		$(3,739,887)		$109,859		$(1,726)		$(2,920,575)		$(5,476,231)		$(1,661,623)		$(3,551,745)

Net Assets:
Beginning of year		$76,077,049		$80,195,913		$24,058,659		$27,798,546		$6,547,574		$6,549,300		$23,869,194		$29,345,425		$22,262,175		$25,813,920
End of year		$74,607,009		$76,077,049		$20,350,912		$24,058,659		$6,657,433		$6,547,574		$20,948,619		$23,869,194		$20,600,552		$22,262,175

Unit Transactions:
Beginning of year		6,231,478		6,635,879		2,166,389		2,514,641		604,951		641,452		3,336,892		4,227,994		2,375,230		2,926,859
Purchased		86,188		134,873		25,874		51,982		2,466		8,239		21,569		38,439		24,919		11,294
Transferred between Sub-Accounts and Fixed
Accumulation Account		(143,365)		(22,333)		(126,337)		(115,678)		(19,799)		3,135		(232,659)		(403,521)		(99,573)		(204,664)
Withdrawn, Surrendered and Annuitized		(618,670)		(516,941)		(266,412)		(284,556)		(34,319)		(47,875)		(363,769)		(526,020)		(330,710)		(358,259)
End of year		5,555,631		6,231,478		1,799,514		2,166,389		553,299		604,951		2,762,033		3,336,892		1,969,866		2,375,230

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		MMS				NWD				TRS				UTS				OP1
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$70,912		$38,558		$(509,672)		$(526,186)		$627,796		$601,338		$498,234		$(148,652)		$(38,589)		$(49,456)
Net realized gains (losses)						3,309,058		1,719,976		3,020,082		2,223,296		3,193,209		367,254		427,670		83,183
Net unrealized gains (losses)						1,074,258		(79,703)		1,120,549		(2,074,796)		5,352,633		4,570,683		152,449		231,412
Increase (Decrease) in net assets from operations		$70,912		$38,558		$3,873,644		$1,114,087		$4,768,427		$749,838		$9,044,076		$4,789,285		$541,530		$265,139

Participant Transactions:
Accumulation Activity:
Purchase payments received		$25,182		$120,955		$331,259		$323,572		$241,646		$288,079		$291,194		$287,282		$8,016		$21,331
Net transfers between Sub-Accounts and Fixed Account		1,188,422		(214,523)		(1,414,331)		(2,337,787)		1,663,173		1,606,954		(1,363,928)		1,395,944		(376,208)		(197,603)
Withdrawals, surrenders, annuitizations and
contract charges		(1,668,869)		(1,096,844)		(4,159,674)		(4,075,010)		(6,443,287)		(8,011,683)		(5,279,770)		(4,998,179)		(1,158,633)		(574,538)
Net accumulation activity		$(455,265)		$(1,190,412)		$(5,242,746)		$(6,089,225)		$(4,538,468)		$(6,116,650)		$(6,352,504)		$(3,314,953)		$(1,526,825)		$(750,810)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges						(1,970)		(4,104)		(8,607)		(31,907)		(19,178)		(91,802)		(971)		(6,083)
Net transfers between Sub-Accounts
Adjustments to annuity reserves						(200)		(2,291)		(1,725)		(1,300)		(720,752)		704,435		(42,541)		42,053
Net annuitization activity	$		$			$(2,170)		$(6,395)		$(10,332)		$(33,207)		$(739,930)		$612,633		$(43,512)		$35,970
Increase (Decrease) in net assets from participant owner transactions		$(455,265)		$(1,190,412)		$(5,244,916)		$(6,095,620)		$(4,548,800)		$(6,149,857)		$(7,092,434)		$(2,702,320)		$(1,570,337)		$(714,840)

Increase (Decrease) in net assets		$(384,353)		$(1,151,854)		$(1,371,272)		$(4,981,533)		$219,627		$(5,400,019)		$1,951,642		$2,086,965		$(1,028,807)		$(449,701)

Net Assets:
Beginning of year		$2,423,775		$3,575,629		$35,744,970		$40,726,503		$48,229,715		$53,629,734		$34,261,206		$32,174,241		$5,002,406		$5,452,107
End of year		$2,039,422		$2,423,775		$34,373,698		$35,744,970		$48,449,342		$48,229,715		$36,212,848		$34,261,206		$3,973,599		$5,002,406

Unit Transactions:
Beginning of year		213,236		318,670		3,540,321		4,180,165		3,564,758		4,027,577		2,469,647		2,734,745		408,070		472,824
Purchased		2,206		10,689		33,825		36,659		16,998		21,419		19,624		20,721		619		1,809
Transferred between Sub-Accounts and Fixed
Accumulation Account		103,212		(18,949)		(120,799)		(247,302)		118,350		120,852		(91,181)		110,107		(29,995)		(17,333)
Withdrawn, Surrendered and Annuitized		(144,709)		(97,174)		(360,122)		(429,201)		(462,580)		(605,090)		(335,583)		(395,926)		(91,146)		(49,230)
End of year		173,945		213,236		3,093,225		3,540,321		3,237,526		3,564,758		2,062,507		2,469,647		287,548		408,070
See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		OP2				OP3				OP4				PHY				PMB
		Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006		2005
Operations:
Net investment income (loss)		$(122,132)		$(129,420)		$(34,162)		$(38,464)		$4,209		$(1,456)		$4,342,869		$3,940,295		$2,439,283		$2,180,696
Net realized gains (losses)		1,574,722		512,148		241,312		438,596		138,024		74,538		1,698,575		1,628,658		2,212,883		2,578,617
Net unrealized gains (losses)		(549,449)		825,114		315,502		(464,637)		(43,744)		(22,035)		(323,490)		(3,683,435)		11,256		727,115
Increase (Decrease) in net assets from operations		$903,141		$1,207,842		$522,652		$(64,505)		$98,489		$51,047		$5,717,954		$1,885,518		$4,663,422		$5,486,428

Participant Transactions:
Accumulation Activity:
Purchase payments received		$168,468		$34,061		$1,443		$16,375		$10,540		$1,039		$1,169,164		$1,783,483		$890,329		$1,455,690
Net transfers between Sub-Accounts and Fixed Account		(1,041,035)		(610,089)		(226,958)		(171,690)		29,626		(80,489)		3,799,568		6,182,014		1,531,479		3,768,731
Withdrawals, surrenders, annuitizations and
contract charges		(1,513,772)		(862,097)		(498,003)		(276,292)		(242,511)		(342,598)		(9,903,211)		(7,511,145)		(7,952,695)		(5,758,371)
Net accumulation activity		$(2,386,339)		$(1,438,125)		$(723,518)		$(431,607)		$(202,345)		$(422,048)		$(4,934,479)		$454,352		$(5,530,887)		$(533,950)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$		$
Annuity payments and contract charges		(15,335)		(14,347)		(6,330)		(3,178)						(6,762)		(6,704)		(8,131)		(9,197)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(2,018)		(2,073)		(1,671)		(379)						1,431		735		1,214		868
Net annuitization activity		$(17,353)		$(16,420)		$(8,001)		$(3,557)	$		$			$(5,331)		$(5,969)		$(6,917)		$(8,329)
Increase (Decrease) in net assets from participant owner transactions		$(2,403,692)		$(1,454,545)		$(731,519)		$(435,164)		$(202,345)		$(422,048)		$(4,939,810)		$448,383		$(5,537,804)		$(542,279)

Increase (Decrease) in net assets		$(1,500,551)		$(246,703)		$(208,867)		$(499,669)		$(103,856)		$(371,001)		$778,144		$2,333,901		$(874,382)		$4,944,149

Net Assets:
Beginning of year		$9,043,610		$9,290,313		$2,670,997		$3,170,666		$1,353,995		$1,724,996		$82,096,357		$79,762,456		$66,498,698		$61,554,549
End of year		$7,543,059		$9,043,610		$2,462,130		$2,670,997		$1,250,139		$1,353,995		$82,874,501		$82,096,357		$65,624,316		$66,498,698

Unit Transactions:
Beginning of year		344,254		405,762		147,235		173,617		110,184		145,797		5,685,755		5,662,497		3,718,255		3,755,012
Purchased		6,059		1,110		65		558		836		43		78,347		120,902		48,331		83,923
Transferred between Sub-Accounts and Fixed
Accumulation Account		(37,817)		(25,316)		(12,053)		(9,596)		110		(6,817)		251,986		429,389		87,753		218,373
Withdrawn, Surrendered and Annuitized		(54,895)		(37,302)		(27,512)		(17,344)		(16,981)		(28,839)		(665,686)		(527,033)		(433,613)		(339,053)
End of year		257,601		344,254		107,735		147,235		94,149		110,184		5,350,402		5,685,755		3,420,726		3,718,255
See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		PRR				PTR				RX1				RX2			SC1
		Sub-Account				Sub-Account				Sub-Account				Sub-Account			Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,
		2006		2005		2006		2005		2006		2005		2006		2005	2006		2005
Operations:
Net investment income (loss)		$491,760		$257,811		$2,989,113		$1,855,921		$(5,689)		$(13,398)		$(18,948)		$(29,557)	$2,399,861		$1,078,461
Net realized gains (losses)		539,962		410,496		69,305		2,040,455		174,412		66,894		63,775		198,450
Net unrealized gains (losses)		(1,205,468)		(550,058)		(795,854)		(3,053,475)		(12,182)		(23,891)		(2,858)		(276,341)
Increase (Decrease) in net assets from operations		$(173,746)		$118,249		$2,262,564		$842,901		$156,541		$29,605		$41,969		$(107,448)	$2,399,861		$1,078,461

Participant Transactions:
Accumulation Activity:
Purchase payments received		$95,912		$363,870		$1,456,548		$2,253,523		$11,389		$9,168		$3,612		$28,927	$7,017,782		$4,135,335
Net transfers between Sub-Accounts and Fixed Account		(418,158)		2,364,599		14,998,660		7,492,889		(155,247)		236,322		259,497		(1,103,971)	19,341,510		2,206,835
Withdrawals, surrenders, annuitizations and contract charges		(2,593,931)		(1,942,083)		(13,409,305)		(10,550,371)		(158,648)		(272,865)		(176,734)		(469,579)	(35,703,393)		(24,628,971)
Net accumulation activity		$(2,916,177)		$786,386		$3,045,903		$(803,959)		$(302,506)		$(27,375)		$86,375		$(1,544,623)	$(9,344,101)		$(18,286,801)

Annuitization Activity:
Annuitizations	$		$		$		$		$		$		$		$		$113,325	$
Annuity payments and contract charges		(346)		(385)		(6,222)		(6,399)		(341)							(38,340)		(77,975)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(11)		(66)		1,205		767		483							(505,455)		491,251
Net annuitization activity		$(357)		$(451)		$(5,017)		$(5,632)		$142	$		$		$		$(430,470)		$413,276
Increase (Decrease) in net assets from participant owner transactions		$(2,916,534)		$785,935		$3,040,886		$(809,591)		$(302,364)		$(27,375)		$86,375		$(1,544,623)	$(9,774,571)		$(17,873,525)

Increase (Decrease) in net assets		$(3,090,280)		$904,184		$5,303,450		$33,310		$(145,823)		$2,230		$128,344		$(1,652,071)	$(7,374,710)		$(16,795,064)

Net Assets:
Beginning of year		$20,389,050		$19,484,866		$104,664,069		$104,630,759		$1,157,400		$1,155,170		$1,270,177		$2,922,248	$85,985,670		$102,780,734
End of year		$17,298,770		$20,389,050		$109,967,519		$104,664,069		$1,011,577		$1,157,400		$1,398,521		$1,270,177	$78,610,960		$85,985,670

Unit Transactions:
Beginning of year		1,742,533		1,673,196		9,510,770		9,586,165		133,984		137,931		151,690		330,956	8,209,391		9,989,638
Purchased		8,178		30,709		131,354		202,773		1,340		1,151		431		3,548	677,906		404,192
Transferred between Sub-Accounts and Fixed
Accumulation Account		(36,417)		203,961		1,348,149		679,632		(22,356)		27,924		38,924		(120,849)	1,243,804		(213,894)
Withdrawn, Surrendered and Annuitized		(223,392)		(165,333)		(1,212,180)		(957,800)		(18,270)		(33,022)		(24,458)		(61,965)	(2,751,926)		(1,970,545)
End of year		1,490,902		1,742,533		9,778,093		9,510,770		94,698		133,984		166,587		151,690	7,379,175		8,209,391

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		SC2				SC3			SC5			SC7				SCB
		Sub-Account				Sub-Account			Sub-Account			Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,	December 31,		December 31,		December 31,		December 31,
		2006		2005		2006		2005	2006		2005	2006		2005		2006		2005
Operations:
Net investment income (loss)		$1,477,103		$1,550,352		$45,885		$48,161	$(1,339,305)		$(1,201,130)	$(402,512)		$(390,981)		$(1,298,413)		$(1,240,103)
Net realized gains (losses)		480,385		962,556		14,850,110		11,489,176	20,907,202		6,931,405	3,340,481		2,131,415		9,148,563		14,784,195
Net unrealized gains (losses)		(519,668)		(2,288,322)		10,188,306		(5,788,440)	(11,748,651)		5,779,308	3,617,979		2,231,472		1,667,961		(11,530,162)
Increase (Decrease) in net assets from operations		$1,437,820		$224,586		$25,084,301		$5,748,897	$7,819,246		$11,509,583	$6,555,948		$3,971,906		$9,518,111		$2,013,930

Participant Transactions:
Accumulation Activity:
Purchase payments received		$512,098		$723,038		$1,323,032		$1,185,582	$1,057,427		$1,048,065	$299,287		$574,867		$1,018,577		$1,389,783
Net transfers between Sub-Accounts and Fixed Account		(2,497,849)		(966,611)		(7,247,748)		(878,290)	(904,430)		(2,972,407)	5,237,795		2,835,053		256,039		1,557,786
Withdrawals, surrenders, annuitizations and contract charges		(6,895,824)		(5,674,625)		(10,328,562)		(6,619,326)	(9,427,599)		(6,956,701)	(5,969,312)		(5,353,749)		(9,980,864)		(7,242,261)
Net accumulation activity		$(8,881,575)		$(5,918,198)		$(16,253,278)		$(6,312,034)	$(9,274,602)		$(8,881,043)	$(432,230)		$(1,943,829)		$(8,706,248)		$(4,294,692)

Annuitization Activity:
Annuitizations	$		$		$		$		$10,656	$		$30,257	$		$		$
Annuity payments and contract charges		(22,599)		(25,313)		(23,589)		(19,784)	(16,489)		(15,016)	(18,866)		(13,126)		(23,468)		(19,543)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(2,727)		(2,131)		(314)		(1,420)	(2,717)		(9,091)	(6,716)		(9,479)		(267)		(969)
Net annuitization activity		$(25,326)		$(27,444)		$(23,903)		$(21,204)	$(8,550)		$(24,107)	$4,675		$(22,605)		$(23,735)		$(20,512)
Increase (Decrease) in net assets from participant owner transactions		$(8,906,901)		$(5,945,642)		$(16,277,181)		$(6,333,238)	$(9,283,152)		$(8,905,150)	$(427,555)		$(1,966,434)		$(8,729,983)		$(4,315,204)

Increase (Decrease) in net assets		$(7,469,081)		$(5,721,056)		$8,807,120		$(584,341)	$(1,463,906)		$2,604,433	$6,128,393		$2,005,472		$788,128		$(2,301,274)

Net Assets:
Beginning of year		$45,531,897		$51,252,953		$74,380,506		$74,964,847	$86,654,085		$84,049,652	$51,167,524		$49,162,052		$82,150,009		$84,451,283
End of year		$38,062,816		$45,531,897		$83,187,626		$74,380,506	$85,190,179		$86,654,085	$57,295,917		$51,167,524		$82,938,137		$82,150,009

Unit Transactions:
Beginning of year		3,463,625		3,916,087		3,158,457		3,421,485	5,293,361		5,905,259	4,560,454		4,738,650		5,183,910		5,487,756
Purchased		38,559		49,264		47,603		55,240	63,136		69,440	26,034		55,689		58,820		92,345
Transferred between Sub-Accounts and Fixed
Accumulation Account		(190,047)		(72,016)		(267,648)		(25,099)	(73,244)		(216,184)	428,537		275,093		24,840		92,611
Withdrawn, Surrendered and Annuitized		(522,713)		(429,710)		(363,967)		(293,169)	(548,624)		(465,154)	(512,845)		(508,978)		(598,885)		(488,802)
End of year		2,789,424		3,463,625		2,574,445		3,158,457	4,734,629		5,293,361	4,502,180		4,560,454		4,668,685		5,183,910

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued
		SCM
		Sub-Account
		Year Ended		Year Ended
		December 31,		December 31,
		2006		2005
Operations:
Net investment income (loss)		$(5,196)		$(40,249)
Net realized gains (losses)		(45,157)		462,393
Net unrealized gains (losses)		431,123		(557,634)
Increase (Decrease) in net assets from operations		$380,770		$(135,490)

Participant Transactions:
Accumulation Activity:
Purchase payments received		$602		$25,369
Net transfers between Sub-Accounts and Fixed Account		101,115		(1,281,076)
Withdrawals, surrenders, annuitizations and contract charges		(518,638)		(207,096)
Net accumulation activity		$(416,921)		$(1,462,803)

Annuitization Activity:
Annuitizations	$		$
Annuity payments and contract charges		(2,520)		(3,734)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(353)		(1,423)
Net annuitization activity		$(2,873)		$(5,157)
Increase (Decrease) in net assets from participant owner transactions		$(419,794)		$(1,467,960)

Increase (Decrease) in net assets		$(39,024)		$(1,603,450)

Net Assets:
Beginning of year		$2,309,787		$3,913,237
End of year		$2,270,763		$2,309,787

Unit Transactions:
Beginning of year		162,783		271,452
Purchased		43		2,020
Transferred between Sub-Accounts and Fixed
Accumulation Account		5,954		(96,056)
Withdrawn, Surrendered and Annuitized		(36,463)		(14,633)
End of year		132,317		162,783

See notes to Financial Statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements
(1) Organization
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.
The assets of the Variable Account are divided into Sub-accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds (the "Funds") registered under the Investment Company Act of 1940, as amended. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Legg Mason Partners Variable Portfolios (VIP), Inc., Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, and Sun Capital Advisors Trust. With respects to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroeder Advisers, Inc., The Alger American Fund, Alliance Variable Products (VP) Series Fund, Inc., Credit Suisse Institutional Fund, Inc., Fidelity Variable Insurance Products Funds, Franklin Variable Insurance Products (VIP) Trust, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust (VIT), Rydex Variable Trust (VT), and Sun Capital Advisers Trust. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S Bleicheroeder Advisors, The Alger American Fund, Credit Suisse Institutional Fund, Inc., the Franklin Templeton Variable Insurance Products (VIP) Trust, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust (VIT), and Sun Capital Advisers Trust. With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroeder Advisers, Inc., The Alger American Fund, Alliance Variable Products (VP) Series Fund, Inc., Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products (VIP) Trust, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust (VIT), Rydex Variable Trust, and Sun Capital Advisers Trust. With respects to the Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroeder Advisers, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products (VIP) Trust, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust (VIT), Rydex Variable Trust (VIT), and Sun Capital Advisers Trust. With respects to the Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroeder Advisers, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products (VIP) Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust (VIT), Rydex Variable Trust, and Sun Capital Advisers Trust.
Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.
(2) Significant Accounting Policies
General
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(2) Significant Accounting Policies - continued
Investment Valuations
Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.
Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.
Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.
Recent Accounting Pronouncements
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes -an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or exposed to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management of the Sub-Accounts is currently evaluating the impact of applying the various provisions of FIN 48.
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Sub-Accounts is currently evaluating the impact the adoption of FAS 157 will have on the Sub-Account's financial statement disclosures.
(3) Contract Charges and Related Party Transactions
A mortality and expense risk charge based on the value of the Sub-Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:
	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity contracts	1.25%
Futurity II contracts	1.25%
Futurity Focus contracts	1.00%
Futurity Accolade contracts	1.30%	1.45%	1.55%	1.70%
Futurity Focus II contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Futurity III contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Futurity Select Four contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Futurity Select Four Plus contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Futurity Select Incentive contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(3) Contract Charges and Related Party Transactions - continued
Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant's account value in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.
For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts.
Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers LLC. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.26% and .50% to 1.10% of the Fund's net assets, respectively.
The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn when applicable, may be deducted to cover certain expenses relating to the sale of Futurity Select Four and Futurity II contracts; 7% for Futurity III contracts and 8% for Futurity, Futurity Focus, Futurity Accolade, Futurity Select Four Plus, Futurity Select Seven and Futurity Select Incentive contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.
For the year ended December 31, 2006, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders and annuitizations" line of the Statement of Changes in Net Assets.
	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$60	$
V.I. Core Equity Fund Series 2	404		1,883
V.I. Capital Appreciation Fund	19,743		33,493
V.I. Growth Fund	5,069		5,539
V.I. Core Equity Fund	14,058		24,860
V.I. International Growth Fund	10,949		35,003
V.I. Premier Equity Fund	656		627
V.I. Capital Appreciation Fund Series 2	613		2,281
V.I. International Growth Fund Series 2	279		4,445
V.I. Premier Equity Fund Series 2	48		718
V.I. Dynamics Fund	728		3,550
V.I. Small Company Growth Fund	1,357		4,443
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle VFT Overseas Variable Series	29,557		260,624
The Alger American Fund
Growth Portfolio	13,237		37,800
Income and Growth Portfolio	9,177		38,625
Small Capitalization Portfolio	3,744		4,933

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(3) Contract Charges and Related Party Transactions - continued
Alliance Variable Products Series Fund, Inc.	Contract Charges	Surrender Charges
Large Cap Growth Portfolio	$3,153	$6,417
Global Technology Portfolio	1,032	4,191
Growth and Income Portfolio	10,111	39,634
International Growth Portfolio	3,979	23,279
Small Cap Growth Portfolio	902	4,552
Credit Suisse Institutional Fund, Inc.
Emerging Markets Portfolio	814	1,556
International Focus Portfolio	399	1,324
Global Small Cap Portfolio	208	104
Small Cap Growth Portfolio	1,039	789
Fidelity Variable Insurance Products Funds
VIP Contrafund Portfolio	13,741	78,162
VIP Overseas Fund Portfolio	2,563	15,706
VIP Growth Fund Portfolio	21,229	125,298
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	3,341	5,431
Templeton Foreign Securities Fund	1,980	7,398
Goldman Sachs Variable Insurance Trust
VIT Structured Small Cap Equity Fund	2,088	11,312
VIT Structured US Equity Fund	5,316	11,915
VIT Growth and Income Fund	2,262	2,011
VIT International Equity Fund	2,978	3,999
VIT Capital Growth Fund	802	2,903
J.P. Morgan Series Trust II
US Large Cap Core Equity Portfolio	4,018	30,517
International Opportunities Portfolio	1,810	4,137
Small Company Portfolio	2,164	8,778
Legg Mason Partners Variable Portfolios, Inc.
All Cap Portfolio	310	588
Investors	94
Strategic Bond Portfolio	593	495
Total Return Portfolio	907
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	47,911	249,099
Mid Cap Value Portfolio	33,423	131,676
International Portfolio	1,947	8,496
MFS/Sun Life Series Trust
Capital Appreciation Series	5,343	26,695
Emerging Growth Series	12,994	32,748
Government Securities Series	8,369	54,861
High Yield Series	6,468	18,726
New Discovery S Class	15,760	82,861
Massachusetts Investors Growth Stock S Class	3,460	16,472
High Yield S Class	3,576	18,718
Capital Appreciation S Class	903	3,440
Utilities S Class	2,826	12,168
Emerging Growth S Class	1,082	6,098
Total Return S Class	33,088	150,488
Government Securities S Class	9,600	44,083

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(3) Contract Charges and Related Party Transactions - continued

MFS/Sun Life Series Trust - continued	Contract Charges	Surrender Charges
Massachusetts Investors Trust S Class	$2,719	$3,233
Massachusetts Investors Growth Stock Series	9,860	26,814
Massachusetts Investors Trust Series	7,330	53,481
Money Market Series	1,950
New Discovery Series	11,627	45,326
Total Return Series	13,118	83,758
Utilities Series	10,401	43,642
OCC Accumulation Trust
Equity Portfolio	1,853
Mid Cap Value Portfolio	2,066	10,700
Small Cap Portfolio	1,058	3,262
Managed Portfolio	465	124
PIMCO Variable Insurance Trust
High Yield Portfolio	19,291	100,969
Emerging Markets Bond Portfolio	18,539	110,389
Real Return Portfolio	5,450	23,567
Total Return Portfolio	24,059	120,805
Rydex Variable Trust
Nova Fund	350	5,642
OTC Fund	498	5,741
Sun Capital Advisers Trust
Sun Capital Money Market Fund	31,823	556,973
Sun Capital Investment Grade Bond Fund	10,809	59,810
Sun Capital Real Estate Fund	26,597	141,899
SC Blue Chip Mid Cap Fund	24,348	108,072
SC Davis Venture Value Fund	12,193	89,066
SC Oppenheimer Main Street Small Cap Fund	25,065	119,738
Sun Capital All Cap Fund	853	17,402

(4) Reserve for Variable Annuities
Reserve for variable annuities represents actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity, Futurity II, Futurity Focus and Futurity Accolade products and the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive products. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity
Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(5) Investment Purchases and Sales
The following table shows the aggregate cost of shares of the Funds purchased and proceeds from the sales of investments of the Funds for each Sub-account for the year ended December 31, 2006:
	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$511	$1,011,299
V.I. Core Equity Fund Series 2	227,217	152,780
V.I. Capital Appreciation Fund	30,683,349	11,908,675
V.I. Growth Fund	461,104	31,602,416
V.I. Core Equity Fund	7,105,483	8,829,896
V.I. International Growth Fund	3,991,648	9,871,499
V.I. Premier Equity Fund	109,789	5,360,209
V.I. Capital Appreciation Fund Series 2	1,044,606	269,437
V.I. International Growth Fund Series 2	365,890	423,478
V.I. Premier Equity Fund Series 2	2,963	215,082
V.I. Dynamics Fund	1,775,860	995,365
V.I. Small Company Growth Fund	2,377,117	1,631,129
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle VFT Overseas Variable Series	67,660,717	45,096,294
The Alger American Fund
Growth Portfolio	498,929	9,614,256
Income and Growth Portfolio	657,689	5,199,654
Small Capitalization Portfolio	59,457	2,071,664
Alliance Variable Products Series Fund, Inc.
Large Cap Growth Portfolio	2,176,921	5,731,346
Global Technology Portfolio	380,854	953,998
Growth and Income Portfolio	5,584,815	11,800,871
International Growth Portfolio	7,480,420	4,547,273
Small Cap Growth Portfolio	1,292,158	2,090,628
Credit Suisse Institutional Fund, Inc.
Emerging Markets Portfolio	1,273,960	902,401
International Focus Portfolio	98,415	268,556
Global Small Cap Portfolio	160,461	179,718
Small Cap Growth Portfolio	249,750	658,902
Fidelity Variable Insurance Products Funds
VIP Contrafund Portfolio	16,002,066	9,901,263
VIP Overseas Fund Portfolio	1,876,699	2,804,591
VIP Growth Fund Portfolio	10,079,504	12,399,794
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	2,872,222	1,768,673
Templeton Foreign Securities Fund	3,994,598	2,560,736
Goldman Sachs Variable Insurance Trust
VIT Structured Small Cap Equity Fund	2,165,494	3,433,202
VIT Structured US Equity Fund	1,783,607	3,877,033
VIT Growth and Income Fund	3,576,323	2,767,406
VIT International Equity Fund	959,761	2,012,885
VIT Capital Growth Fund	708,885	709,457

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(5) Investment Purchases and Sales - continued
	Purchases	Sales
J.P. Morgan Series Trust II
US Large Cap Core Equity Portfolio	$901,516	$2,911,011
International Opportunities Portfolio	1,147,718	1,926,524
Small Company Portfolio	775,910	1,999,165
Legg Mason Partners Variable Portfolios, Inc.
All Cap Portfolio	323,064	570,583
Investors	40,519	150,954
Strategic Bond Portfolio	297,368	1,123,786
Total Return Portfolio	199,344	1,401,427
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	19,613,056	36,286,723
Mid Cap Value Portfolio	18,748,631	23,755,857
International Portfolio	5,119,413	3,040,210
MFS/Sun Life Series Trust
Capital Appreciation Series	772,780	3,138,006
Emerging Growth Series	937,687	6,111,652
Government Securities Series	3,384,704	9,290,922
High Yield Series	6,131,643	7,874,877
New Discovery S Class	4,383,497	10,201,059
Massachusetts Investors Growth Stock S Class	995,277	2,270,539
High Yield S Class	5,080,122	6,281,807
Capital Appreciation S Class	21,374	405,684
Utilities S Class	2,322,187	2,334,084
Emerging Growth S Class	169,131	1,191,432
Total Return S Class	8,780,571	13,740,094
Government Securities S Class	2,481,822	5,869,671
Massachusetts Investors Trust S Class	418,306	1,059,685
Massachusetts Investors Growth Stock Series	709,467	5,172,296
Massachusetts Investors Trust Series	892,906	4,997,920
Money Market Series	2,827,791	3,212,144
New Discovery Series	3,154,670	8,909,057
Total Return Series	7,662,547	9,719,079
Utilities Series	3,728,191	9,601,639
OCC Accumulation Trust
Equity Portfolio	301,973	1,599,495
Mid Cap Value Portfolio	1,401,662	2,681,572
Small Cap Portfolio	162,153	782,870
Managed Portfolio	202,722	261,640
PIMCO Variable Insurance Trust
High Yield Portfolio	18,347,591	18,945,962
Emerging Markets Bond Portfolio	11,447,744	13,674,832
Real Return Portfolio	3,991,472	5,957,372
Total Return Portfolio	28,888,573	22,286,753
Rydex Variable Trust
Nova Fund	288,951	597,486
OTC Fund	682,499	615,072

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(5) Investment Purchases and Sales - continued
	Purchases	Sales
Sun Capital Advisers Trust
Sun Capital Money Market Fund	$62,126,558	$68,995,812
Sun Capital Investment Grade Bond Fund	5,935,979	12,911,178
Sun Capital Real Estate Fund	12,114,427	24,886,388
SC Blue Chip Mid Cap Fund	21,407,116	17,891,727
SC Davis Venture Value Fund	9,660,960	10,484,311
SC Oppenheimer Main Street Small Cap Fund	13,355,329	20,131,837
Sun Capital All Cap Fund	1,163,633	1,581,809

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights
The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratios', excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31								For year ended December 31
				Unit Fair Value						Investment	Expense Ratio			Total Return
		Units		lowest to highest					Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

AG2
	December 31, 2006		$			$		$		%	0.45%	to	0.77%	6.25%	to	6.67%
	December 31, 2005	79,268		10.0129	to		15.2891		943,479		1.35	to	2.30	4.70	to	5.71
	December 31, 2004	83,335		9.5392	to		14.4627		942,938		1.35	to	2.30	5.51	to	6.54
	December 31, 2003	47,672		9.0179	to		13.5751		559,295		1.35	to	2.30	27.87	to	29.11
	December 31, 2002 (c)	9,933		7.0343	to		10.5140		72,925		1.35	to	2.15	(29.66)	to	5.14
AG3
	December 31, 2006	38,485		12.3371	to		16.4063		549,178	0.59	1.35	to	2.25	13.80	to	14.85
	December 31, 2005	33,532		10.8406	to		14.2850		401,916	1.17	1.35	to	2.25	2.72	to	3.66
	December 31, 2004	37,182		10.5537	to		13.7805		440,009	0.83	1.35	to	2.25	6.22	to	7.20
	December 31, 2003	37,791		9.9355	to		12.8547		420,573	1.29	1.35	to	2.25	21.36	to	22.48
	December 31, 2002 (c)	11,314		8.1995	to		10.4956		103,888	0.91	1.35	to	2.05	(18.00)	to	4.96
AI1
	December 31, 2006	5,389,199		6.3136	to		12.0579		47,213,535	0.06	1.15	to	1.85	4.34	to	5.09
	December 31, 2005	3,329,705		6.0480	to		11.5039		27,382,457	0.06	1.15	to	1.85	6.83	to	7.60
	December 31, 2004	4,032,429		5.6585	to		10.7196		31,312,996		1.15	to	1.85	4.65	to	5.41
	December 31, 2003	4,349,721		5.4044	to		10.1966		32,219,547		1.15	to	1.85	27.13	to	28.05
	December 31, 2002	4,517,822		4.2491	to		7.9843		26,516,524		1.00	to	1.85	(25.76)	to	(25.22)
AI2
	December 31, 2006										0.38	to	0.62	6.60	to	6.90
	December 31, 2005	4,786,871		4.4383	to		8.4991		29,070,598		1.15	to	1.85	5.49	to	6.41
	December 31, 2004	5,955,627		4.2050	to		8.0182		34,075,283		1.00	to	1.85	6.22	to	7.14
	December 31, 2003	6,855,680		3.9568	to		7.5127		36,765,991		1.00	to	1.85	28.81	to	29.93
	December 31, 2002	8,105,745		3.0701	to		5.8045		34,096,185		1.00	to	1.85	(32.50)	to	(31.66)
AI3
	December 31, 2006	3,451,306		7.7031	to		12.5839		33,126,454	0.55	1.00	to	1.85	14.55	to	15.54
	December 31, 2005	3,571,932		6.7111	to		10.9334		30,162,342	1.42	1.00	to	1.85	3.37	to	4.26
	December 31, 2004	4,307,659		6.4351	to		10.5268		35,393,203	0.93	1.00	to	1.85	6.95	to	7.88
	December 31, 2003	4,977,326		6.0140	to		9.7960		38,099,300	1.00	1.00	to	1.85	22.12	to	23.18
	December 31, 2002	5,737,435		4.9221	to		7.9835		36,108,743	0.29	1.00	to	1.85	(17.15)	to	(16.43)
AI4
	December 31, 2006	2,694,506		10.9432	to		17.5224		36,793,247	0.98	1.15	to	1.85	25.87	to	26.78
	December 31, 2005	3,163,208		8.6897	to		13.8552		34,228,788	0.65	1.15	to	1.85	15.75	to	16.75
	December 31, 2004	3,574,144		7.5033	to		11.9128		33,192,203	0.64	1.00	to	1.85	21.71	to	22.76
	December 31, 2003	3,910,999		6.1619	to		9.7415		29,736,901	0.56	1.00	to	1.85	26.68	to	27.77
	December 31, 2002	4,224,313		4.8618	to		7.6535		25,474,957	0.36	1.00	to	1.85	(17.24)	to	(16.52)
AI5
	December 31, 2006				to					1.29	0.38	to	0.62	4.93	to	5.23
	December 31, 2005	619,108		7.9814	to		8.2508		5,028,619	0.81	1.15	to	1.85	3.71	to	4.44
	December 31, 2004	705,233		7.6962	to		7.8998		5,501,905	0.44	1.15	to	1.85	3.81	to	4.55
	December 31, 2003	836,085		7.4138	to		7.5558		6,258,571	0.29	1.15	to	1.85	22.77	to	23.64
	December 31, 2002	824,629		6.0388	to		6.1110		5,011,133	0.40	1.15	to	1.85	(31.55)	to	(31.06)
AI7
	December 31, 2006	141,340		10.8492	to		15.8066		1,808,908		1.35	to	2.30	3.62	to	4.63
	December 31, 2005	80,171		10.4430	to		15.1071		988,051		1.35	to	2.10	6.30	to	7.12
	December 31, 2004	83,459		9.8187	to		14.1034		961,587		1.35	to	2.10	4.09	to	4.89
	December 31, 2003	72,162		9.4277	to		13.4455		816,932		1.35	to	2.10	26.47	to	27.44
	December 31, 2002 (c)	14,094		7.4505	to		10.5504		117,551		1.10	to	1.90	(25.49)	to	5.50
AI8
	December 31, 2006	53,726		17.9968	to		22.5242		1,109,606	0.86	1.35	to	2.10	25.20	to	26.16
	December 31, 2005	55,782		14.3668	to		17.9171		902,989	0.60	1.35	to	2.10	15.24	to	16.12
	December 31, 2004	63,338		12.4607	to		15.4847		890,184	0.57	1.35	to	2.10	21.10	to	22.03
	December 31, 2003	60,796		10.2842	to		12.7345		711,484	0.49	1.35	to	2.10	25.90	to	26.86
	December 31, 2002 (c)	4,093		8.1645	to		9.6921		34,395	0.31	1.35	to	2.15	(18.36)	to	(3.08)

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31							For year ended December 31
				Unit Fair Value					Investment	Expense Ratio			Total Return
		Units		lowest to highest				Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

AI9
	December 31, 2006		$			$			$0.88%	0.45%	to	0.70%	4.61%	to	5.03%
	December 31, 2005	16,726		9.2481	to		13.8839	202,584	0.63	1.35	to	2.10	3.16	to	3.94
	December 31, 2004	17,199		8.9607	to		13.3572	200,665	0.37	1.35	to	2.10	3.27	to	4.06
	December 31, 2003	11,352		8.6724	to		12.8355	128,016	0.42	1.35	to	2.10	22.21	to	23.15
	December 31, 2002 (c)	2,289		7.0926	to		10.4230	18,018	1.52	1.35	to	2.05	(29.07)	to	4.23
IV1
	December 31, 2006	301,975		10.0178	to		20.7371	3,280,686		1.15	to	2.35	13.39	to	14.78
	December 31, 2005	212,624		8.7897	to		18.1030	2,088,498		1.15	to	2.35	8.13	to	9.45
	December 31, 2004	236,847		8.0879	to		16.5734	2,087,945		1.15	to	2.05	10.78	to	12.03
	December 31, 2003	265,834		7.2709	to		14.8235	2,049,623		1.15	to	2.25	34.73	to	36.24
	December 31, 2002	393,726		5.3748	to		10.9025	2,135,358		1.15	to	2.05	(34.08)	to	9.02
IV2
	December 31, 2006	456,882		10.0860	to		18.4205	5,108,554		1.15	to	2.30	11.51	to	12.82
	December 31, 2005	375,781		9.0037	to		16.3607	3,798,024		1.15	to	2.30	2.78	to	3.99
	December 31, 2004	390,021		8.7201	to		15.7654	3,776,289		1.15	to	2.30	11.27	to	12.58
	December 31, 2003	367,540		7.8009	to		14.0319	3,142,310		1.15	to	2.30	30.37	to	31.90
	December 31, 2002	227,469		5.9564	to		10.6445	1,374,325		1.15	to	2.05	(32.39)	to	6.45
SG1
	December 31, 2006	5,849,760		24.2175	to		31.3391	177,893,783	6.43	1.00	to	2.55	21.90	to	23.83
	December 31, 2005	6,745,856		19.8666	to		25.3074	166,549,996	2.29	1.00	to	2.55	18.37	to	20.25
	December 31, 2004	6,913,520		16.7837	to		20.9809	142,734,261	2.48	1.15	to	2.55	24.19	to	26.17
	December 31, 2003	6,087,549		13.5150	to		16.6818	100,397,991	0.05	1.00	to	2.55	35.15	to	49.57
	December 31, 2002 (d)	3,996,990		10.8885	to		11.1493	44,526,797	1.47	1.00	to	2.25	8.88	to	11.49
AL1
	December 31, 2006	2,983,599		6.8845	to		12.8016	26,690,820	0.13	1.15	to	1.85	3.21	to	3.96
	December 31, 2005	4,056,460		6.6671	to		12.3447	34,643,303	0.23	1.15	to	1.85	9.97	to	10.76
	December 31, 2004	5,448,196		6.0597	to		11.1726	41,710,670		1.15	to	1.85	3.54	to	4.29
	December 31, 2003	6,967,886		5.8495	to		10.7391	51,067,194		1.15	to	1.85	32.66	to	33.81
	December 31, 2002	8,205,394		4.4070	to		8.0565	45,485,920	0.04	1.00	to	1.85	(34.20)	to	(33.66)
AL2
	December 31, 2006	1,757,863		7.4319	to		13.9273	17,905,300	1.32	1.15	to	1.85	7.29	to	8.07
	December 31, 2005	2,233,544		6.9233	to		12.9191	21,427,920	1.10	1.15	to	1.85	1.53	to	2.41
	December 31, 2004	2,847,367		6.8155	to		12.6640	26,554,538	0.56	1.00	to	1.85	5.85	to	6.76
	December 31, 2003	3,733,810		6.4358	to		11.9076	32,584,863	0.33	1.00	to	1.85	27.44	to	28.54
	December 31, 2002	4,500,052		5.0475	to		9.2993	30,858,383	0.67	1.00	to	1.85	(32.38)	to	(31.79)
AL3
	December 31, 2006	633,958		7.5502	to		12.8253	6,394,042		1.15	to	1.85	17.80	to	18.66
	December 31, 2005	831,703		6.4059	to		10.8376	7,178,774		1.15	to	1.85	14.73	to	15.56
	December 31, 2004	1,007,491		5.5809	to		9.4036	7,621,329		1.15	to	1.85	14.41	to	15.24
	December 31, 2003	1,243,757		4.8755	to		8.1817	8,177,252		1.15	to	1.85	39.71	to	40.73
	December 31, 2002	1,566,452		3.4879	to		5.8292	7,351,571		1.00	to	1.85	(28.52)	to	(27.06)
AN1
	December 31, 2006	965,443		8.1916	to		14.9720	8,490,109		1.15	to	2.10	(2.72)	to	(1.78)
	December 31, 2005	1,388,649		8.3995	to		15.2742	12,415,411		1.15	to	2.10	12.44	to	13.53
	December 31, 2004	1,506,718		7.4513	to		13.4816	11,884,975		1.15	to	2.10	5.90	to	7.10
	December 31, 2003	1,617,322		7.0074	to		12.6139	12,001,089		1.15	to	2.25	20.59	to	21.95
	December 31, 2002	1,052,237		5.7871	to		10.3646	6,201,326		1.15	to	2.25	(32.12)	to	3.65
AN2
	December 31, 2006	205,629		7.2402	to		16.9208	1,664,293		1.15	to	2.10	6.11	to	7.14
	December 31, 2005	281,537		6.8059	to		15.8254	2,103,260		1.15	to	2.10	1.48	to	2.46
	December 31, 2004	281,520		6.6898	to		15.4768	2,100,054		1.15	to	2.10	2.87	to	3.88
	December 31, 2003	396,141		6.4863	to		14.9298	2,817,763		1.15	to	2.10	40.56	to	42.14
	December 31, 2002	304,747		4.5958	to		10.5250	1,440,238		1.15	to	2.05	(42.89)	to	5.25
AN3
	December 31, 2006	2,886,467		11.7574	to		17.9341	35,472,949	1.18	1.15	to	2.30	14.30	to	15.64
	December 31, 2005	3,615,241		10.2393	to		15.5396	38,489,570	1.29	1.15	to	2.30	(4.78)	to	3.55
	December 31, 2004	4,469,640		9.9734	to		15.0595	46,251,629	0.74	1.00	to	2.30	8.66	to	10.11
	December 31, 2003	4,877,794		9.1366	to		13.7258	46,061,707	0.85	1.00	to	2.30	29.15	to	30.86
	December 31, 2002	3,865,669		7.0422	to		10.5259	27,536,338	0.58	1.00	to	2.05	(28.86)	to	5.26
(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

AN4
	December 31, 2006	837,640	$20.1258	to	$26.7279	$17,708,984	0.66%	1.15%	to	2.35%	23.73%	to	25.25%
	December 31, 2005	679,808	16.1833	to	21.4594	11,511,506	0.33	1.15	to	2.35	17.73	to	19.17
	December 31, 2004	465,307	13.6767	to	18.1079	6,619,081	0.10	1.15	to	2.10	21.36	to	22.54
	December 31, 2003	351,603	11.2403	to	14.8594	4,110,462	1.04	1.15	to	2.10	40.07	to	41.43
	December 31, 2002	287,342	8.0044	to	10.2672	2,363,754	2.18	1.15	to	2.05	(10.75)	to	2.67
AN5
	December 31, 2006	216,018	11.4321	to	19.4201	2,621,300		1.15	to	2.25	8.02	to	9.24
	December 31, 2005	278,179	10.5399	to	17.8140	3,123,620		1.15	to	2.25	2.50	to	3.65
	December 31, 2004	264,939	10.2405	to	17.2206	2,844,332		1.15	to	2.25	11.80	to	13.07
	December 31, 2003	116,800	9.1218	to	15.2615	1,109,464		1.15	to	2.25	45.33	to	46.97
	December 31, 2002	75,132	6.2510	to	10.4054	483,853		1.15	to	1.85	(33.32)	to	4.05
CS1
	December 31, 2006	91,812	19.7628	to	28.1529	2,406,743	0.51	1.15	to	1.40	30.67	to	31.01
	December 31, 2005	81,847	15.1218	to	21.5383	1,583,158	0.75	1.15	to	1.40	26.15	to	26.48
	December 31, 2004	80,296	11.9850	to	17.0738	1,256,470	0.29	1.15	to	1.40	23.18	to	23.51
	December 31, 2003	82,222	9.7279	to	13.8611	1,044,211		1.15	to	1.40	40.88	to	41.25
	December 31, 2002	107,756	6.9038	to	9.8390	975,201	0.18	1.00	to	1.40	(12.80)	to	(12.57)
CS2
	December 31, 2006	33,808	12.2217	to	13.9545	447,024	1.00	1.15	to	1.40	17.00	to	17.31
	December 31, 2005	47,318	10.4441	to	11.9272	539,183	0.84	1.15	to	1.40	15.80	to	16.11
	December 31, 2004	53,306	9.0174	to	10.2999	526,411	1.02	1.15	to	1.40	13.13	to	13.43
	December 31, 2003	65,412	7.9691	to	9.1043	571,636	0.46	1.15	to	1.40	31.23	to	31.58
	December 31, 2002	76,619	6.0714	to	6.9377	508,636		1.00	to	1.40	(21.03)	to	(20.82)
CS3
	December 31, 2006	35,748	11.7814	to	14.3418	488,220		1.15	to	1.40	11.62	to	11.92
	December 31, 2005	36,326	10.5525	to	12.8484	447,759		1.15	to	1.40	14.52	to	14.83
	December 31, 2004	45,514	9.2125	to	11.2190	492,597		1.15	to	1.40	16.33	to	16.64
	December 31, 2003	41,071	7.9175	to	9.6439	381,993		1.15	to	1.40	45.59	to	45.98
	December 31, 2002	43,870	5.4371	to	6.6239	280,672		1.00	to	1.40	(35.08)	to	(34.91)
CS4
	December 31, 2006	124,946	10.2492	to	12.8338	1,391,167		1.15	to	1.40	3.30	to	3.58
	December 31, 2005	159,999	9.9194	to	12.4233	1,723,614		1.15	to	1.40	(4.04)	to	(3.78)
	December 31, 2004	191,347	10.3348	to	12.9461	2,146,797		1.15	to	1.40	9.31	to	9.61
	December 31, 2003	117,857	9.4525	to	11.8432	1,301,976		1.15	to	1.40	46.47	to	46.86
	December 31, 2002	139,231	6.4522	to	8.0857	1,045,016		1.00	to	1.40	(34.62)	to	(34.45)
FL1
	December 31, 2006	3,375,023	14.9042	to	18.7322	52,495,890	1.01	1.15	to	2.35	8.82	to	10.15
	December 31, 2005	3,226,194	13.6266	to	17.0399	45,777,748	0.12	1.15	to	2.35	13.91	to	15.31
	December 31, 2004	2,876,581	11.9014	to	14.8074	35,659,207	0.19	1.15	to	2.35	12.45	to	13.83
	December 31, 2003	2,230,010	10.5300	to	13.0346	24,392,563	0.25	1.15	to	2.30	20.05	to	26.72
	December 31, 2002	1,422,859	8.3687	to	10.3067	12,043,799	0.37	1.15	to	2.25	(13.61)	to	3.07
FL2
	December 31, 2006	711,657	13.1723	to	20.8036	9,879,973	0.70	1.15	to	2.10	15.31	to	16.42
	December 31, 2005	786,753	11.3948	to	17.9632	9,371,943	0.53	1.15	to	2.10	16.30	to	17.42
	December 31, 2004	931,307	9.7732	to	15.3834	9,479,881	1.08	1.15	to	2.10	10.93	to	12.01
	December 31, 2003	975,952	8.7879	to	13.8113	8,843,340	0.48	1.15	to	2.10	40.04	to	41.39
	December 31, 2002	923,348	6.2595	to	9.8147	5,872,825	0.73	1.15	to	2.25	(22.98)	to	(1.85)
FL3
	December 31, 2006	7,077,916	8.4411	to	15.2298	67,154,752	0.16	1.00	to	2.55	3.86	to	5.51
	December 31, 2005	7,227,275	8.0694	to	14.4856	65,376,984	0.28	1.00	to	2.55	2.82	to	4.45
	December 31, 2004	7,870,040	7.7923	to	13.9175	68,251,070	0.13	1.15	to	2.55	0.49	to	2.09
	December 31, 2003	6,986,042	7.6992	to	13.6813	58,659,774	0.10	1.00	to	2.55	18.46	to	31.22
	December 31, 2002	5,065,258	5.9183	to	10.4634	30,420,886	0.12	1.15	to	2.25	(32.04)	to	4.63
FTG
	December 31, 2006	445,167	18.6869	to	20.5868	9,015,857	1.31	1.15	to	2.25	19.08	to	20.43
	December 31, 2005	400,641	15.6693	to	17.0948	6,741,828	1.11	1.15	to	2.25	6.42	to	7.63
	December 31, 2004	307,055	14.7014	to	15.8831	4,826,714	0.98	1.15	to	2.25	13.41	to	14.70
	December 31, 2003	100,517	12.9432	to	13.8470	1,378,832	2.23	1.15	to	2.25	29.17	to	30.63
	December 31, 2002 (d)	2,357	10.0133	to	10.5995	24,668		1.00	to	2.30	0.13	to	5.99
(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

FTI
	December 31, 2006	448,566	$19.2033	to	$21.0752	$9,262,053	1.21%	1.00%	to	2.10%	18.90%	to	20.23%
	December 31, 2005	369,103	16.1505	to	17.5284	6,341,480	1.17	1.00	to	2.10	7.86	to	9.07
	December 31, 2004	305,720	14.9733	to	16.0707	4,833,764	1.03	1.00	to	2.10	16.03	to	17.34
	December 31, 2003	209,950	12.9043	to	13.6958	2,840,756	1.28	1.00	to	2.10	29.44	to	30.89
	December 31, 2002 (d)	54,719	10.4408	to	10.4595	572,025		1.00	to	2.30	4.41	to	4.59
GS2
	December 31, 2006	315,753	14.9563	to	21.2942	5,732,748	0.58	1.00	to	1.85	10.20	to	11.15
	December 31, 2005	412,887	13.5653	to	19.1845	6,771,886	0.25	1.00	to	1.85	4.11	to	5.01
	December 31, 2004	421,700	13.1119	to	18.2944	6,663,954	0.18	1.15	to	1.85	14.17	to	15.00
	December 31, 2003	537,797	11.4610	to	15.9079	7,512,286	0.27	1.15	to	1.85	43.31	to	44.35
	December 31, 2002	505,836	7.9514	to	11.0207	4,909,310	0.23	1.00	to	1.85	(17.12)	to	(15.93)
GS3
	December 31, 2006	1,208,918	9.5911	to	18.1161	14,346,228	1.04	1.15	to	2.10	10.53	to	11.61
	December 31, 2005	1,374,302	8.6512	to	16.2665	14,963,423	0.75	1.15	to	2.10	4.28	to	5.30
	December 31, 2004	1,604,359	8.2707	to	15.4805	16,491,554	1.14	1.15	to	2.10	12.52	to	13.63
	December 31, 2003	1,694,905	7.3278	to	13.6530	15,298,517	0.71	1.15	to	2.10	26.76	to	28.00
	December 31, 2002	1,993,373	5.7633	to	10.6802	14,150,917	0.55	1.00	to	2.05	(23.34)	to	6.80
GS4
	December 31, 2006	627,538	12.4208	to	14.5940	8,533,304	1.86	1.15	to	1.85	20.37	to	21.24
	December 31, 2005	598,426	10.2980	to	12.0753	6,675,346	1.60	1.15	to	1.85	2.01	to	2.75
	December 31, 2004	643,199	10.0745	to	11.7893	7,051,742	1.59	1.15	to	1.85	16.60	to	17.44
	December 31, 2003	642,298	8.6229	to	10.0702	5,995,111	1.33	1.15	to	1.85	22.06	to	22.95
	December 31, 2002	703,658	7.0501	to	8.2167	5,375,072	1.34	1.00	to	1.85	(12.98)	to	(12.35)
GS5
	December 31, 2006	688,435	10.4417	to	14.6890	8,919,823	1.58	1.15	to	1.85	19.85	to	20.72
	December 31, 2005	771,158	8.7078	to	12.2003	8,397,043	0.30	1.15	to	1.85	11.61	to	12.41
	December 31, 2004	993,729	7.7983	to	10.8819	9,614,462	1.23	1.15	to	1.85	11.38	to	12.19
	December 31, 2003	965,025	6.9980	to	9.7254	8,349,977	4.23	1.15	to	1.85	32.99	to	33.95
	December 31, 2002	1,048,203	5.2595	to	7.2798	6,737,841	0.98	1.00	to	1.85	(19.85)	to	(19.27)
GS7
	December 31, 2006	330,345	9.1384	to	15.1760	3,291,217	0.13	1.15	to	2.10	6.29	to	7.31
	December 31, 2005	326,430	8.5761	to	14.1702	3,027,975	0.14	1.15	to	2.10	0.63	to	1.76
	December 31, 2004	444,078	8.4876	to	13.9531	4,134,445	0.83	1.15	to	2.25	6.63	to	7.83
	December 31, 2003	351,482	7.9276	to	12.9662	3,099,739	0.31	1.15	to	2.10	21.14	to	22.32
	December 31, 2002	294,424	6.5275	to	10.6221	1,951,108	0.27	1.15	to	2.05	(26.45)	to	6.22
JP1
	December 31, 2006	735,943	8.4698	to	11.2515	7,746,304	1.04	1.15	to	1.85	14.42	to	15.25
	December 31, 2005	940,914	7.3984	to	9.7866	8,730,509	1.30	1.15	to	1.85	(0.52)	to	0.20
	December 31, 2004	1,162,485	7.4332	to	9.7910	10,721,269	0.82	1.15	to	1.85	7.46	to	8.24
	December 31, 2003	1,418,266	6.9138	to	9.0681	12,067,198	0.77	1.15	to	1.85	25.77	to	26.68
	December 31, 2002	1,646,234	5.4944	to	7.1758	11,099,926	0.05	1.00	to	1.85	(26.02)	to	(25.48)
JP2
	December 31, 2006	340,519	10.8274	to	15.1011	4,337,554	1.03	1.15	to	1.85	19.79	to	20.66
	December 31, 2005	400,367	9.0205	to	12.5492	4,290,845	0.90	1.15	to	1.85	8.65	to	9.44
	December 31, 2004	496,484	8.2854	to	11.4974	4,893,824	0.59	1.15	to	1.85	16.18	to	17.02
	December 31, 2003	573,871	7.1172	to	9.8513	4,867,038	0.84	1.15	to	1.85	29.99	to	30.94
	December 31, 2002	691,691	5.4639	to	7.5437	4,472,500	0.49	1.00	to	1.85	(19.82)	to	(19.24)
JP3
	December 31, 2006	366,045	11.4116	to	18.4817	5,336,837		1.15	to	1.85	12.88	to	13.70
	December 31, 2005	458,734	10.0886	to	16.2545	5,962,869		1.15	to	1.85	1.51	to	2.24
	December 31, 2004	511,581	9.9185	to	15.9112	6,626,292		1.15	to	1.85	24.81	to	25.72
	December 31, 2003	526,385	7.9305	to	12.6899	5,479,284		1.15	to	1.85	33.46	to	34.43
	December 31, 2002	565,247	5.9300	to	9.4647	4,418,747	0.21	1.00	to	1.85	(23.10)	to	(22.54)
SB1
	December 31, 2006	26,478	19.7946			524,148	1.14		1.40		16.49
	December 31, 2005	40,865	16.9932			694,460	0.84		1.40		2.61
	December 31, 2004	43,010	16.5603			712,430	0.54		1.40		6.81
	December 31, 2003	45,933	15.5041			712,300	0.26		1.40		37.12
	December 31, 2002	50,322	11.3073			569,133	0.36		1.40		(25.10)
(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

SB2
	December 31, 2006	34,312	$15.9771			$548,234	1.49%		1.40%			16.63%
	December 31, 2005	42,537	13.6989			582,749	1.18		1.40			5.06
	December 31, 2004	46,159	13.0390			601,852	1.46		1.40			8.85
	December 31, 2003	45,865	11.9790			549,419	1.44		1.40			30.51
	December 31, 2002	44,173	9.1789			405,465	1.10		1.40			(24.11)
SB3
	December 31, 2006	134,982	15.2939			2,095,175	4.75		1.40			3.58
	December 31, 2005	196,147	14.7654			2,927,433	4.70		1.40			1.06
	December 31, 2004	208,946	14.6110			3,084,437	4.61		1.40			5.17
	December 31, 2003	227,701	13.8926			3,194,920	5.04		1.40			11.67
	December 31, 2002	266,350	12.4412			3,343,591	4.55		1.40			7.34
SB4
	December 31, 2006	167,669	13.3744			2,256,213	1.95		1.40			11.01
	December 31, 2005	269,408	12.0476			3,258,897	1.83		1.40			1.89
	December 31, 2004	311,151	11.8238			3,692,182	1.77		1.40			7.23
	December 31, 2003	303,978	11.0262			3,364,835	1.77		1.40			14.32
	December 31, 2002	280,674	9.6453			2,719,538	1.25		1.40			(8.15)
LA1
	December 31, 2006	12,077,052	12.6831	to	18.1473	183,726,953	1.21	1.00	to	2.55	14.29	to	16.10
	December 31, 2005	13,621,201	11.0632	to	15.6855	179,639,968	0.95	1.00	to	2.55	0.62	to	2.22
	December 31, 2004	14,554,694	10.9612	to	15.3996	188,671,788	0.86	1.00	to	2.55	9.77	to	11.52
	December 31, 2003	14,220,415	9.9546	to	13.8575	165,999,819	0.73	1.00	to	2.55	19.13	to	29.70
	December 31, 2002	12,899,028	7.7730	to	10.7219	116,450,425	0.51	1.00	to	2.25	(22.27)	to	7.22
LA2
	December 31, 2006	6,489,218	14.3876	to	19.0113	106,667,041	0.48	1.00	to	2.55	9.38	to	11.11
	December 31, 2005	7,264,902	13.1139	to	17.1707	108,021,104	0.44	1.00	to	2.55	5.47	to	7.14
	December 31, 2004	7,462,770	12.3957	to	16.0827	104,214,749	0.31	1.00	to	2.55	20.87	to	22.80
	December 31, 2003	6,889,740	10.2236	to	13.1433	78,536,192	0.64	1.00	to	2.55	20.80	to	23.51
	December 31, 2002	4,868,436	8.3835	to	10.6794	44,797,324	0.69	1.00	to	2.25	(16.17)	to	6.79
LA3
	December 31, 2006	463,713	16.4012	to	26.8319	8,172,419	0.44	1.15	to	2.35	26.05	to	27.60
	December 31, 2005	389,684	12.9454	to	21.1461	5,368,719		1.15	to	2.35	23.66	to	25.18
	December 31, 2004	358,522	10.4151	to	16.9868	3,909,396	0.16	1.15	to	2.10	18.17	to	19.31
	December 31, 2003	213,445	8.7914	to	14.3168	1,964,050	2.12	1.15	to	2.10	38.29	to	39.63
	December 31, 2002	158,181	6.3410	to	8.2983	1,021,388	1.23	1.00	to	1.85	(19.23)	to	(17.02)
CAS
	December 31, 2006	1,151,127	5.4355	to	9.2625	8,688,269	0.20	1.15	to	1.85	4.41	to	5.16
	December 31, 2005	1,463,097	5.1523	to	8.8293	10,574,215	0.57	1.15	to	1.85	(0.95)	to	(0.23)
	December 31, 2004	1,891,535	5.1988	to	8.8713	13,659,827	0.06	1.15	to	1.85	8.96	to	9.76
	December 31, 2003	2,125,014	4.7688	to	8.1028	13,902,670		1.15	to	1.85	26.33	to	27.42
	December 31, 2002	2,385,864	3.7729	to	6.3834	12,330,965	0.18	1.00	to	1.85	(33.64)	to	(33.06)
EGS
	December 31, 2006	2,138,440	5.2487	to	11.7166	17,551,250		1.15	to	1.85	6.03	to	6.80
	December 31, 2005	2,774,869	4.9478	to	10.9980	21,364,521		1.15	to	1.85	7.12	to	7.90
	December 31, 2004	3,432,360	4.6164	to	10.2179	24,693,466		1.15	to	1.85	11.14	to	11.95
	December 31, 2003	4,195,519	4.1515	to	9.1497	27,103,648		1.15	to	1.85	29.06	to	30.00
	December 31, 2002	4,741,685	3.2150	to	7.0556	23,694,820		1.00	to	1.85	(35.40)	to	(34.92)
GSS
	December 31, 2006	1,990,535	12.3657	to	13.8129	26,226,294	5.02	1.15	to	1.85	1.77	to	2.51
	December 31, 2005	2,528,616	12.1381	to	13.5081	32,610,320	4.82	1.15	to	1.85	0.42	to	1.14
	December 31, 2004	3,177,865	12.0756	to	13.3883	40,625,793	5.70	1.15	to	1.85	1.84	to	2.72
	December 31, 2003	4,388,719	11.8457	to	13.0842	54,863,853	4.54	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	6,101,434	11.8031	to	12.9882	75,660,507	4.17	1.00	to	1.85	7.77	to	8.70
HYS
	December 31, 2006	1,358,379	12.8962	to	14.0511	18,484,001	8.26	1.15	to	1.85	8.36	to	9.14
	December 31, 2005	1,596,264	11.8957	to	12.9020	19,954,232	8.80	1.15	to	1.85	0.31	to	1.04
	December 31, 2004	2,128,350	11.8530	to	12.8513	26,416,955	7.83	1.15	to	1.85	7.51	to	8.30
	December 31, 2003	2,531,621	11.0191	to	11.8805	29,117,142	8.96	1.15	to	1.85	19.20	to	20.06
	December 31, 2002	2,506,679	9.2399	to	9.9067	24,127,067	11.38	1.00	to	1.85	0.85	to	1.53

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

M1A
	December 31, 2006	3,582,266	$10.4473	to	$16.7291	$42,869,371%		1.15%	to	2.55%	10.02%	to	11.60%
	December 31, 2005	4,043,848	9.4664	to	15.0204	43,360,384		1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,509,615	9.2263	to	14.5064	46,625,744		1.00	to	2.55	4.47	to	6.14
	December 31, 2003	4,285,431	8.8040	to	13.7157	40,995,153		1.00	to	2.55	22.94	to	33.66
	December 31, 2002	2,563,610	6.6708	to	10.2978	17,299,280		1.00	to	2.25	(34.89)	to	2.98
M1B
	December 31, 2006	887,008	9.6001	to	14.5972	9,006,080		1.15	to	2.10	5.16	to	6.18
	December 31, 2005	1,009,270	9.1054	to	13.7750	9,646,490	0.28	1.00	to	2.10	1.97	to	3.12
	December 31, 2004	1,147,235	8.9065	to	13.4059	10,664,342		1.00	to	2.10	7.05	to	8.26
	December 31, 2003	1,302,763	8.2983	to	12.4271	11,315,398		1.00	to	2.10	20.27	to	21.62
	December 31, 2002	1,096,685	6.8823	to	10.2544	7,605,453	0.12	1.00	to	2.05	(30.61)	to	2.54
MFC
	December 31, 2006	886,780	13.6739	to	14.8237	12,419,302	8.03	1.00	to	2.10	7.74	to	8.95
	December 31, 2005	1,040,497	12.6595	to	13.6546	13,434,901	8.52	1.00	to	2.10	(0.35)	to	0.92
	December 31, 2004	1,255,887	12.6361	to	13.5996	16,139,308	7.41	1.00	to	2.25	6.90	to	8.27
	December 31, 2003	1,401,637	11.7873	to	12.6501	16,730,020	8.78	1.00	to	2.25	18.48	to	20.00
	December 31, 2002	1,187,722	9.9081	to	10.6129	11,857,623	9.95	1.15	to	2.25	(0.24)	to	6.13
MFD
	December 31, 2006	120,119	9.0437	to	15.1745	1,196,155		1.15	to	2.05	3.89	to	4.84
	December 31, 2005	159,853	8.6877	to	14.5036	1,507,529	0.37	1.15	to	2.05	(1.42)	to	(0.52)
	December 31, 2004	228,056	8.7952	to	14.6089	2,141,711		1.15	to	2.05	8.51	to	9.51
	December 31, 2003	203,868	8.0892	to	13.3679	1,705,423		1.15	to	2.05	25.72	to	26.87
	December 31, 2002	175,129	6.4212	to	7.0533	1,134,232	0.16	1.15	to	2.05	(35.57)	to	(29.47)
MFE
	December 31, 2006	649,991	16.8080	to	28.6611	11,714,964	2.74	1.15	to	2.35	28.87	to	30.45
	December 31, 2005	666,466	12.9764	to	22.0157	9,136,391	0.84	1.15	to	2.35	14.23	to	15.63
	December 31, 2004	683,728	11.3020	to	19.0781	8,083,886	1.75	1.15	to	2.30	27.02	to	28.52
	December 31, 2003	711,851	8.8571	to	14.8751	6,513,154	2.44	1.15	to	2.30	32.90	to	34.47
	December 31, 2002	510,083	6.6338	to	11.0756	3,420,665	4.08	1.15	to	2.25	(33.11)	to	10.76
MFF
	December 31, 2006	156,051	10.0706	to	17.2370	1,776,918		1.15	to	2.15	5.39	to	6.46
	December 31, 2005	256,526	9.5267	to	16.2236	2,678,183		1.15	to	2.15	6.40	to	7.65
	December 31, 2004	296,488	8.9127	to	15.1013	2,851,183		1.15	to	2.30	10.36	to	11.66
	December 31, 2003	334,738	8.0389	to	13.5516	2,853,477		1.15	to	2.30	28.12	to	29.63
	December 31, 2002	196,254	6.2456	to	10.4752	1,243,360		1.15	to	2.15	(37.03)	to	4.75
MFJ
	December 31, 2006	5,555,631	12.2428	to	14.8995	74,607,009	2.59	1.15	to	2.55	9.06	to	10.62
	December 31, 2005	6,231,478	11.1911	to	13.4958	76,077,049	2.48	1.15	to	2.55	0.20	to	1.63
	December 31, 2004	6,635,879	11.1349	to	13.3058	80,195,913	2.43	1.15	to	2.55	8.30	to	10.03
	December 31, 2003	5,722,681	10.2496	to	12.1359	62,680,373	2.74	1.00	to	2.55	9.69	to	15.66
	December 31, 2002	3,318,943	8.9888	to	10.5296	30,878,557	2.83	1.00	to	2.10	(10.11)	to	5.30
MFK
	December 31, 2006	1,799,514	10.4510	to	11.7457	20,350,912	4.75	1.00	to	2.25	1.15	to	2.44
	December 31, 2005	2,166,389	10.3163	to	11.4658	24,058,659	4.51	1.00	to	2.25	(0.28)	to	0.99
	December 31, 2004	2,514,641	10.3297	to	11.3535	27,798,546	5.40	1.00	to	2.25	1.21	to	2.51
	December 31, 2003	3,381,658	10.1901	to	11.0752	36,675,804	4.46	1.00	to	2.25	(0.42)	to	0.85
	December 31, 2002	3,416,760	10.2177	to	10.9818	37,239,740	3.48	1.00	to	2.25	2.18	to	8.42
MFL
	December 31, 2006	553,299	11.4804	to	16.4504	6,657,433	0.64	1.15	to	2.30	10.45	to	11.74
	December 31, 2005	604,951	10.3470	to	14.7514	6,547,574	0.83	1.15	to	2.30	4.96	to	6.19
	December 31, 2004	641,452	9.8134	to	13.9200	6,549,300	0.84	1.15	to	2.30	9.16	to	10.45
	December 31, 2003	716,658	8.9484	to	12.6285	6,749,487	0.92	1.15	to	2.30	19.64	to	21.04
	December 31, 2002	656,869	7.4454	to	10.4542	4,924,354	0.97	1.15	to	2.05	(23.48)	to	4.54
MIS
	December 31, 2006	2,762,033	6.2945	to	9.1187	20,948,619	0.10	1.15	to	1.85	5.68	to	6.44
	December 31, 2005	3,336,892	5.9532	to	8.5938	23,869,194	0.52	1.15	to	1.85	2.45	to	3.33
	December 31, 2004	4,227,994	5.8080	to	8.3545	29,345,425	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	5,040,025	5.3962	to	7.7346	32,510,969		1.00	to	1.85	21.11	to	22.15
	December 31, 2002	5,812,738	4.4535	to	6.3607	31,031,630	0.15	1.00	to	1.85	(29.39)	to	(28.78)

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

MIT
	December 31, 2006	1,969,866	$9.5587	to	$11.4918	$20,600,552	0.82%	1.15%	to	1.85%	11.21%	to	12.02%
	December 31, 2005	2,375,230	8.5905	to	10.2913	22,262,175	0.97	1.15	to	1.85	5.72	to	6.48
	December 31, 2004	2,926,859	8.1218	to	9.6953	25,813,920	1.02	1.15	to	1.85	9.91	to	10.71
	December 31, 2003	3,429,237	7.3857	to	8.7853	27,388,470	1.14	1.15	to	1.85	20.56	to	21.44
	December 31, 2002	3,718,258	6.1229	to	7.2574	24,563,903	1.07	1.00	to	1.85	(22.69)	to	(22.12)
MMS
	December 31, 2006	173,945	11.7252			2,039,422	4.54		1.40			3.15
	December 31, 2005	213,236	11.3667			2,423,775	2.61		1.40			1.31
	December 31, 2004	318,670	11.2203			3,575,629	0.84		1.40			(0.57)
	December 31, 2003	298,820	11.2846			3,372,148	0.63		1.40			(0.76)
	December 31, 2002	496,876	11.3710			5,650,249	1.27		1.40			(0.12)
NWD
	December 31, 2006	3,093,225	8.3974	to	16.0305	34,373,698		1.15	to	1.85	11.08	to	11.89
	December 31, 2005	3,540,321	7.5558	to	14.3274	35,744,970		1.15	to	1.85	3.27	to	4.16
	December 31, 2004	4,180,165	7.3132	to	13.7746	40,726,503		1.00	to	1.85	5.49	to	6.41
	December 31, 2003	4,304,375	6.9289	to	12.9631	39,569,126		1.00	to	1.85	32.79	to	33.94
	December 31, 2002	4,545,469	5.2153	to	9.6919	31,691,182		1.00	to	1.85	(34.69)	to	(34.13)
TRS
	December 31, 2006	3,237,526	13.3518	to	15.7774	48,449,342	2.78	1.15	to	1.85	10.15	to	10.95
	December 31, 2005	3,564,758	12.1091	to	14.2654	48,229,715	2.64	1.15	to	1.85	1.12	to	1.85
	December 31, 2004	4,027,577	11.9625	to	14.0500	53,629,734	2.52	1.15	to	1.85	9.40	to	10.35
	December 31, 2003	4,431,211	10.9232	to	12.7901	53,649,144	3.27	1.00	to	1.85	14.98	to	15.98
	December 31, 2002	4,565,050	9.4901	to	11.0783	47,864,709	3.16	1.00	to	1.85	(7.46)	to	(6.66)
UTS
	December 31, 2006	2,062,507	13.7649	to	20.9977	36,212,848	2.93	1.15	to	1.85	29.84	to	30.78
	December 31, 2005	2,469,647	10.5958	to	16.0981	34,261,206	1.00	1.15	to	1.85	15.13	to	15.96
	December 31, 2004	2,734,745	9.1987	to	13.9190	32,174,241	1.97	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	3,072,250	7.1853	to	10.8282	28,239,267	3.20	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	3,365,478	5.3699	to	8.0597	23,176,843	3.80	1.00	to	1.85	(25.26)	to	(24.72)
OP1
	December 31, 2006	287,548	13.4011	to	13.8277	3,973,599	0.48	1.15	to	1.70	13.33	to	13.97
	December 31, 2005	408,070	11.7581	to	12.1623	5,002,406	0.43	1.15	to	1.70	5.23	to	5.83
	December 31, 2004	472,824	11.1105	to	11.5207	5,452,107	1.01	1.15	to	1.70	10.02	to	10.65
	December 31, 2003	572,983	10.0409	to	10.4385	5,990,517	1.41	1.15	to	1.70	26.20	to	27.11
	December 31, 2002	687,993	7.8992	to	8.2355	5,675,742	1.01	1.00	to	1.85	(22.87)	to	(22.31)
OP2
	December 31, 2006	257,601	27.3115	to	29.9696	7,543,059		1.15	to	1.85	10.97	to	11.78
	December 31, 2005	344,254	24.4939	to	26.8118	9,043,610		1.15	to	1.85	14.04	to	14.87
	December 31, 2004	405,762	21.3760	to	23.3597	9,290,313	0.10	1.15	to	1.70	17.13	to	17.98
	December 31, 2003	476,073	18.1632	to	19.8527	9,245,289		1.15	to	1.85	29.98	to	30.92
	December 31, 2002	579,459	13.9078	to	15.2044	8,615,606		1.00	to	1.85	(8.85)	to	(8.19)
OP3
	December 31, 2006	107,735	18.5314	to	25.2617	2,462,130		1.15	to	1.85	21.80	to	22.68
	December 31, 2005	147,235	15.1430	to	20.5920	2,670,997		1.15	to	1.85	(1.79)	to	(1.08)
	December 31, 2004	173,617	15.3457	to	20.8163	3,170,666	0.05	1.15	to	1.85	15.70	to	16.54
	December 31, 2003	237,694	13.2005	to	17.8622	3,686,836	0.06	1.15	to	1.85	40.02	to	41.03
	December 31, 2002	330,269	9.3830	to	12.6653	3,660,269	0.08	1.00	to	1.85	(23.09)	to	(22.53)
OP4
	December 31, 2006	94,149	12.7736	to	13.3411	1,250,139	1.72	1.15	to	1.60	7.90	to	8.41
	December 31, 2005	110,184	11.8381	to	12.3391	1,353,995	1.32	1.15	to	1.60	3.60	to	4.09
	December 31, 2004	145,797	11.3997	to	11.8861	1,724,996	1.55	1.15	to	1.60	8.88	to	9.50
	December 31, 2003	175,394	10.4103	to	10.8835	1,898,569	1.92	1.15	to	1.70	19.50	to	20.37
	December 31, 2002	206,097	8.6487	to	9.0659	1,860,060	2.18	1.00	to	1.85	(18.42)	to	(17.83)
PHY
	December 31, 2006	5,350,402	12.3729	to	15.8451	82,874,501	6.90	1.15	to	2.55	6.33	to	7.87
	December 31, 2005	5,685,755	11.6362	to	14.6893	82,096,357	6.56	1.15	to	2.55	1.48	to	2.94
	December 31, 2004	5,662,497	11.4668	to	14.3060	79,762,456	6.60	1.15	to	2.55	6.76	to	8.47
	December 31, 2003	5,046,425	10.7405	to	13.2837	66,020,259	7.14	1.00	to	2.55	7.41	to	21.68
	December 31, 2002 (d)	2,764,653	10.8107	to	10.9945	29,938,965	10.40	1.00	to	2.30	8.11	to	9.95

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

PMB
	December 31, 2006	3,420,726	$13.3229	to	$19.9885	$65,624,316	5.32%	1.00%	to	2.55%	6.50%	to	8.19%
	December 31, 2005	3,718,255	12.5101	to	18.4759	66,498,698	5.04	1.00	to	2.55	7.97	to	9.68
	December 31, 2004	3,755,012	11.5871	to	16.7929	61,554,549	3.97	1.15	to	2.55	9.26	to	11.00
	December 31, 2003	3,397,699	10.6054	to	15.1763	50,681,753	4.91	1.00	to	2.55	6.05	to	30.37
	December 31, 2002 (d)	2,694,865	11.2045	to	11.6365	31,322,058	7.96	1.00	to	2.30	12.04	to	16.37
PRR
	December 31, 2006	1,490,902	11.1989	to	11.9027	17,298,770	4.20	1.00	to	2.25	(1.55)	to	(0.29)
	December 31, 2005	1,742,533	11.3747	to	12.0220	20,389,050	2.78	1.00	to	2.25	(1.15)	to	1.08
	December 31, 2004	1,673,196	11.3967	to	11.9780	19,484,866	1.00	1.15	to	2.25	6.46	to	7.68
	December 31, 2003	1,364,548	10.7050	to	11.1879	14,822,118	2.41	1.15	to	2.25	6.40	to	7.62
	December 31, 2002 (d)	161,628	10.0645	to	10.0894	1,660,281	3.29	1.00	to	2.30	0.64	to	0.89
PTR
	December 31, 2006	9,778,093	10.2806	to	11.5166	109,967,519	4.41	1.00	to	2.55	1.21	to	2.82
	December 31, 2005	9,510,770	10.1577	to	11.2011	104,664,069	3.40	1.00	to	2.55	(0.15)	to	1.43
	December 31, 2004	9,586,165	10.1732	to	11.0931	104,630,759	1.89	1.00	to	2.55	2.21	to	3.84
	December 31, 2003	8,040,150	9.9532	to	10.7591	85,028,589	2.79	1.00	to	2.55	(0.47)	to	3.99
	December 31, 2002 (d)	4,171,216	10.1935	to	10.4195	42,621,301	4.28	1.00	to	2.30	1.93	to	4.20
RX1
	December 31, 2006	94,698	9.5384	to	19.6421	1,011,577	1.02	1.15	to	2.10	16.78	to	17.91
	December 31, 2005	133,984	8.1474	to	16.7265	1,157,400	0.30	1.15	to	2.10	1.79	to	2.77
	December 31, 2004	137,931	7.9839	to	16.3411	1,155,170	0.04	1.15	to	2.10	12.21	to	13.30
	December 31, 2003	170,733	7.0970	to	14.4815	1,262,326		1.15	to	2.10	36.27	to	37.59
	December 31, 2002	178,307	5.1947	to	6.3585	937,500	3.43	1.15	to	2.05	(36.92)	to	(36.42)
RX2
	December 31, 2006	166,587	7.4955	to	18.0271	1,398,521		1.15	to	2.10	3.56	to	4.56
	December 31, 2005	151,690	7.2196	to	17.4308	1,270,177		1.15	to	2.10	(1.01)	to	(0.05)
	December 31, 2004	330,956	7.2744	to	17.4743	2,922,248		1.15	to	2.10	7.04	to	8.09
	December 31, 2003	552,205	6.7783	to	16.1999	4,257,452		1.15	to	2.10	42.37	to	43.75
	December 31, 2002	184,922	4.7490	to	11.2833	905,669		1.15	to	1.90	(41.43)	to	12.83
SC1
	December 31, 2006	7,379,175	9.8503	to	11.4542	78,610,960	4.50	1.15	to	2.50	1.99	to	3.41
	December 31, 2005	8,209,391	9.6332	to	11.0760	85,985,670	2.69	1.15	to	2.50	0.20	to	1.73
	December 31, 2004	9,989,638	9.5899	to	10.9024	102,780,734	0.79	1.00	to	2.55	(1.84)	to	(0.27)
	December 31, 2003	9,408,598	9.7395	to	10.9475	97,978,157	0.56	1.00	to	2.50	(1.76)	to	(0.46)
	December 31, 2002	13,525,823	9.9092	to	11.0128	143,088,640	1.11	1.00	to	2.25	(0.91)	to	0.11
SC2
	December 31, 2006	2,789,424	11.9110	to	14.0786	38,062,816	5.13	1.15	to	2.10	3.20	to	4.21
	December 31, 2005	3,463,625	11.4816	to	13.5440	45,531,897	4.71	1.15	to	2.25	(0.32)	to	0.81
	December 31, 2004	3,916,087	11.5190	to	13.4781	51,252,953	4.82	1.15	to	2.25	4.02	to	5.21
	December 31, 2003	4,713,218	11.0977	to	12.8517	58,964,013	5.26	1.15	to	2.10	7.18	to	8.40
	December 31, 2002	5,494,856	10.3315	to	11.8930	64,022,576	5.62	1.00	to	2.25	3.25	to	4.00
SC3
	December 31, 2006	2,574,445	22.8241	to	39.8912	83,187,626	1.60	1.15	to	2.55	35.43	to	37.39
	December 31, 2005	3,158,457	16.8526	to	29.0351	74,380,506	1.61	1.15	to	2.55	6.88	to	8.43
	December 31, 2004	3,421,485	15.7675	to	26.7785	74,964,847	1.67	1.15	to	2.55	29.91	to	31.98
	December 31, 2003	3,686,003	12.1371	to	20.3175	61,894,047		1.00	to	2.55	21.37	to	34.59
	December 31, 2002	3,241,508	9.5184	to	15.1589	42,368,386	6.02	1.00	to	2.25	(4.82)	to	6.17
SC5
	December 31, 2006	4,734,629	14.3237	to	25.1727	85,190,179		1.00	to	2.55	8.47	to	10.19
	December 31, 2005	5,293,361	13.0984	to	22.9496	86,654,085	0.09	1.00	to	2.55	13.64	to	15.45
	December 31, 2004	5,905,259	11.4322	to	19.9695	84,049,652		1.00	to	2.55	13.17	to	14.98
	December 31, 2003	5,764,598	10.0189	to	17.4474	71,560,388		1.00	to	2.55	21.19	to	34.74
	December 31, 2002	5,545,133	7.4927	to	13.0085	51,368,231		1.00	to	2.25	(19.65)	to	4.75
SC7
	December 31, 2006	4,502,180	12.0865	to	18.4410	57,295,917	0.72	1.00	to	2.30	12.13	to	13.62
	December 31, 2005	4,560,454	10.7293	to	16.2875	51,167,524	0.71	1.00	to	2.30	7.21	to	8.63
	December 31, 2004	4,738,650	9.9620	to	15.0463	49,162,052	0.66	1.15	to	2.30	9.86	to	11.33
	December 31, 2003	4,594,007	9.0262	to	13.5636	42,970,532	0.58	1.00	to	2.30	27.50	to	29.20
	December 31, 2002	4,409,222	7.0467	to	10.5355	31,678,763		1.00	to	2.15	(17.84)	to	5.35

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Notes to Financial Statements - continued
(6) Financial Highlights - continued
		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

SCB
	December 31, 2006	4,668,685	$13.1744	to	$19.4423	$82,938,137%		1.15%	to	2.55%	10.71%	to	12.31%
	December 31, 2005	5,183,910	11.8636	to	17.3136	82,150,009		1.15	to	2.55	1.68	to	3.15
	December 31, 2004	5,487,756	11.6321	to	16.7874	84,451,283		1.15	to	2.55	15.40	to	17.24
	December 31, 2003	5,188,084	10.0485	to	14.4157	68,670,792	0.06	1.00	to	2.55	30.51	to	40.21
	December 31, 2002	4,469,212	7.2585	to	10.2435	42,832,704		1.00	to	2.25	(27.42)	to	1.30
SCM
	December 31, 2006	132,317	15.0546	to	23.2787	2,270,763	1.29	1.15	to	2.35	17.26	to	18.70
	December 31, 2005	162,783	12.7995	to	19.6517	2,309,787	0.10	1.15	to	2.35	(3.04)	to	(1.85)
	December 31, 2004	271,452	13.1607	to	20.0633	3,913,237	0.35	1.15	to	2.30	17.61	to	19.00
	December 31, 2003	201,242	11.1994	to	16.8941	2,371,760	2.09	1.15	to	2.30	49.38	to	51.13
	December 31, 2002 (e)	18,231	7.4631	to	7.4912	136,243	0.75	1.30	to	1.85	(25.37)	to	(25.09)

(e) For the period April 29, 2002 (commencement of operations) through December 31, 2002.
* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.
*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Report of Independent Registered Public Accounting Firm
To the Participants in Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts of Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):
We have audited the accompanying statements of condition of AIM V.I. Growth Fund Series 2 Sub-Account, AIM V.I. Core Equity Fund Series 2 Sub-Account, AIM V.I. Capital Appreciation Fund Sub-Account, AIM V.I. Growth Fund Sub-Account, AIM V.I. Core Equity Fund Sub-Account, AIM V.I. International Growth Fund Sub-Account, AIM V.I Premier Equity Fund Sub-Account, AIM V.I. Capital Appreciation Fund Series 2 Sub-Account, AIM V.I. International Growth Fund Series 2 Sub-Account, AIM V.I. Premier Equity Fund Series 2 Sub-Account, AIM V.I. Dynamics Fund Sub-Account, AIM V.I. Small Company Growth Fund Sub-Account, Arnhold and S. Bleichroeder First Eagle VFT Overseas Variable Series Sub-Account, Alger American Growth Portfolio Sub-Account, Alger American Income and Growth Portfolio Sub-Account, Alger American Small Capitalization Portfolio Sub-Account, Alliance VP Large Cap Growth Portfolio Sub-Account, Alliance VP Global Technology Portfolio Sub-Account, Alliance VP Growth and Income Portfolio Sub-Account, Alliance VP International Growth Portfolio Sub-Account, Alliance VP Small Cap Growth Portfolio Sub-Account, Credit Suisse Institutional Emerging Markets Portfolio Sub-Account, Credit Suisse Institutional International Focus Portfolio Sub-Account, Credit Suisse Institutional Global Small Cap Portfolio Sub-Account, Credit Suisse Institutional Small Cap Growth Portfolio Sub-Account, Fidelity VIP Contrafund Portfolio Sub-Account, Fidelity VIP Overseas Fund Portfolio Sub-Account, Fidelity VIP Growth Fund Portfolio Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Fund Sub-Account, Goldman Sachs VIT Structured Small Cap Equity Fund Sub-Account, Goldman Sachs VIT Structured US Equity Fund Sub-Account, Goldman Sachs VIT Growth and Income Fund Sub-Account, Goldman Sachs VIT International Equity Fund Sub-Account, Goldman Sachs VIT Capital Growth Fund Sub-Account, J.P. Morgan Series Trust II US Large Cap Core Equity Fund Sub-Account, J.P. Morgan Series Trust II International Opportunities Portfolio Sub-Account, J.P. Morgan Series Trust II Small Company Portfolio Sub-Account, Legg Mason Partners VP All Cap Portfolio Sub-Account, Legg Mason Partners VP Investors Sub-Account, Legg Mason Partners VP Strategic Bond Portfolio Sub-Account, Legg Mason Partners VP Total Return Portfolio Sub-Account, Lord Abbett Series Fund Growth and Income Portfolio Sub-Account, Lord Abbett Series Fund Mid Cap Value Portfolio Sub-Account, Lord Abbett Series Fund International Portfolio Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities Series Sub-Account, OCC Accumulation Equity Portfolio Sub-Account, OCC Accumulation Mid Cap Value Portfolio Sub-Account, OCC Accumulation Small Cap Portfolio Sub-Account, OCC Accumulation Managed Portfolio Sub-Account, PIMCO VIT High Yield Portfolio Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, Rydex VT Nova Fund Sub-Account, Rydex VT OTC Fund Sub-Account, SCAT Sun Capital Money Market Fund Sub-Account, SCAT Sun Capital Investment Grade Bond Fund Sub-Account, SCAT Sun Capital Real Estate Fund Sub-Account, SCAT Sun Capital SC Blue Chip Mid Cap Fund Sub-Account, SCAT Sun Capital SC Davis Venture Value Fund Sub-Account, SCAT Sun Capital SC Oppenheimer Main Street Small Cap Fund Sub-Account, and SCAT Sun Capital All Cap Fund Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 20, 2007
Boston, Massachusetts